Schwab Investments
Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 07/15/22	59,405,776	61,894,212
0.13%, 01/15/23	72,498,756	76,124,284
0.63%, 04/15/23	61,654,883	65,628,354
0.38%, 07/15/23	71,652,430	76,791,531
0.63%, 01/15/24	69,017,765	75,000,068
0.50%, 04/15/24	38,686,008	42,080,074
0.13%, 07/15/24	62,762,141	68,223,305
0.13%, 10/15/24	53,111,086	57,813,475
0.25%, 01/15/25	63,212,712	69,116,832
2.38%, 01/15/25	40,426,080	47,526,985
0.13%, 04/15/25	44,032,385	48,025,317
0.38%, 07/15/25	61,551,949	68,391,561
0.13%, 10/15/25	52,962,978	58,285,222
0.63%, 01/15/26	53,695,895	60,316,795
2.00%, 01/15/26	28,830,766	34,339,561
0.13%, 04/15/26	27,142,596	29,848,191
0.13%, 07/15/26	50,907,111	56,379,456
0.38%, 01/15/27	48,711,319	54,517,914
2.38%, 01/15/27	23,684,659	29,366,650
0.38%, 07/15/27	51,841,848	58,383,105
0.50%, 01/15/28	55,258,809	62,533,022
1.75%, 01/15/28	23,121,891	28,222,644
3.63%, 04/15/28	22,536,923	30,700,942
0.75%, 07/15/28	48,094,386	55,615,145
0.88%, 01/15/29	39,952,733	46,556,229
2.50%, 01/15/29	21,313,034	27,668,382
3.88%, 04/15/29	27,457,232	38,929,854
0.25%, 07/15/29	47,758,686	53,414,463
0.13%, 01/15/30	54,185,907	59,694,360
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 07/15/30	59,104,378	65,372,970
0.13%, 01/15/31	65,124,058	71,644,712
3.38%, 04/15/32	9,510,298	14,096,584
2.13%, 02/15/40	12,390,415	18,286,089
2.13%, 02/15/41	17,605,358	26,226,171
0.75%, 02/15/42	29,547,071	35,369,193
0.63%, 02/15/43	22,381,448	26,170,122
1.38%, 02/15/44	31,073,654	41,989,069
0.75%, 02/15/45	34,194,960	41,113,990
1.00%, 02/15/46	17,822,148	22,675,795
0.88%, 02/15/47	21,772,920	27,193,618
1.00%, 02/15/48	16,441,842	21,272,417
1.00%, 02/15/49	15,165,321	19,756,643
0.25%, 02/15/50	22,448,357	24,517,232
0.13%, 02/15/51	13,787,415	14,574,129
Total Treasuries
(Cost $1,875,259,976)		2,011,646,667
Security	Number of Shares	Value ($)
Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,847,365	1,847,365
Total Investment Company
(Cost $1,847,365)		1,847,365
(a)	The rate shown is the 7-day yield.

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,011,646,667	$—	$2,011,646,667
Investment Company[1]	1,847,365	—	—	1,847,365
Total	$1,847,365	$2,011,646,667	$—	$2,013,494,032
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab U.S. Aggregate Bond Index Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.2% of net assets

Financial Institutions 8.0%
Banking 5.5%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	209,164
1.45%, 10/02/23 (a)	750,000	762,075
3.88%, 05/21/24 (a)	200,000	216,920
5.13%, 09/30/24	150,000	169,907
5.80%, 05/01/25 (a)	150,000	175,515
8.00%, 11/01/31	450,000	632,532
American Express Co.
2.75%, 05/20/22 (a)	350,000	357,889
2.50%, 08/01/22 (a)	250,000	256,123
2.65%, 12/02/22	200,000	207,282
3.40%, 02/27/23 (a)	450,000	473,134
3.70%, 08/03/23 (a)	500,000	535,125
3.40%, 02/22/24 (a)	200,000	215,358
2.50%, 07/30/24 (a)	350,000	371,542
3.00%, 10/30/24 (a)	250,000	270,385
4.20%, 11/06/25 (a)	150,000	170,621
3.13%, 05/20/26 (a)	150,000	164,495
4.05%, 12/03/42	150,000	174,123
American Express Credit Corp.
3.30%, 05/03/27 (a)	450,000	500,652
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	250,000	255,825
2.05%, 11/21/22	250,000	256,748
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,284
1.13%, 09/18/25	200,000	199,282
Banco Santander S.A.
3.13%, 02/23/23	200,000	208,976
3.85%, 04/12/23	200,000	212,360
2.71%, 06/27/24	200,000	211,938
2.75%, 05/28/25	200,000	212,070
5.18%, 11/19/25	400,000	459,216
1.85%, 03/25/26	400,000	406,648
4.25%, 04/11/27	200,000	225,632
3.80%, 02/23/28	200,000	219,152
4.38%, 04/12/28	200,000	226,540
3.31%, 06/27/29	200,000	214,894
3.49%, 05/28/30	200,000	214,228
2.75%, 12/03/30	400,000	392,184
2.96%, 03/25/31	200,000	204,154
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	204,936
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	51,718
Bank of America Corp.
2.50%, 10/21/22 (a)	500,000	504,375
3.30%, 01/11/23	800,000	838,888
2.82%, 07/21/23 (a)(b)	500,000	513,915
4.10%, 07/24/23	500,000	540,400
3.00%, 12/20/23 (a)(b)	1,150,000	1,197,023
4.13%, 01/22/24	500,000	548,155
3.55%, 03/05/24 (a)(b)	650,000	685,756
4.00%, 04/01/24	250,000	274,778
1.49%, 05/19/24 (a)(b)	200,000	203,954
3.86%, 07/23/24 (a)(b)	450,000	481,810
4.20%, 08/26/24	650,000	719,108
0.81%, 10/24/24 (a)(b)	700,000	703,801
4.00%, 01/22/25	350,000	386,578
3.46%, 03/15/25 (a)(b)	450,000	484,299
3.95%, 04/21/25	450,000	497,403
0.98%, 04/22/25 (a)(b)	250,000	251,713
3.88%, 08/01/25	450,000	504,297
0.98%, 09/25/25 (a)(b)	750,000	754,785
3.09%, 10/01/25 (a)(b)	250,000	268,323
2.46%, 10/22/25 (a)(b)	350,000	369,117
3.37%, 01/23/26 (a)(b)	450,000	488,988
2.02%, 02/13/26 (a)(b)	250,000	259,688
4.45%, 03/03/26	600,000	685,092
3.50%, 04/19/26	500,000	554,450
1.32%, 06/19/26 (a)(b)	600,000	605,364
4.25%, 10/22/26	250,000	284,472
1.20%, 10/24/26 (a)(b)	700,000	699,727
1.66%, 03/11/27 (a)(b)	500,000	507,700
3.56%, 04/23/27 (a)(b)	750,000	825,937
1.73%, 07/22/27 (a)(b)	750,000	760,522
3.25%, 10/21/27 (a)	400,000	435,580
4.18%, 11/25/27 (a)	350,000	394,649
3.82%, 01/20/28 (a)(b)	400,000	447,208
3.71%, 04/24/28 (a)(b)	500,000	554,805
3.59%, 07/21/28 (a)(b)	400,000	441,492
3.42%, 12/20/28 (a)(b)	1,200,000	1,312,992
3.97%, 03/05/29 (a)(b)	500,000	561,030
4.27%, 07/23/29 (a)(b)	550,000	629,035
3.97%, 02/07/30 (a)(b)	500,000	562,565
3.19%, 07/23/30 (a)(b)	400,000	427,016
2.88%, 10/22/30 (a)(b)	350,000	364,759
2.50%, 02/13/31 (a)(b)	800,000	807,896
2.59%, 04/29/31 (a)(b)	700,000	713,482
1.90%, 07/23/31 (a)(b)	600,000	575,052
1.92%, 10/24/31 (a)(b)	500,000	479,435
2.65%, 03/11/32 (a)(b)	500,000	506,400
2.69%, 04/22/32 (a)(b)	750,000	762,750
6.11%, 01/29/37	400,000	542,556

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.24%, 04/24/38 (a)(b)	450,000	525,807
7.75%, 05/14/38	320,000	498,262
4.08%, 04/23/40 (a)(b)	350,000	401,009
2.68%, 06/19/41 (a)(b)	1,050,000	996,492
5.88%, 02/07/42	300,000	419,199
3.31%, 04/22/42 (a)(b)	750,000	770,707
5.00%, 01/21/44	450,000	575,824
4.88%, 04/01/44	100,000	125,732
4.75%, 04/21/45	100,000	122,288
4.44%, 01/20/48 (a)(b)	350,000	415,957
3.95%, 01/23/49 (a)(b)	200,000	222,850
4.33%, 03/15/50 (a)(b)	550,000	649,654
4.08%, 03/20/51 (a)(b)	1,200,000	1,372,512
2.83%, 10/24/51 (a)(b)	250,000	237,105
3.48%, 03/13/52 (a)(b)	250,000	260,690
Bank of America NA
6.00%, 10/15/36	418,000	585,860
Bank of Montreal
2.35%, 09/11/22	250,000	256,908
2.55%, 11/06/22 (a)	250,000	257,813
0.45%, 12/08/23	100,000	100,138
3.30%, 02/05/24	250,000	269,018
2.50%, 06/28/24	200,000	211,990
1.85%, 05/01/25	350,000	363,314
0.95%, 01/22/27 (a)(b)	350,000	344,897
4.34%, 10/05/28 (a)(b)	250,000	269,678
3.80%, 12/15/32 (a)(b)	200,000	221,142
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	114,231
5.13%, 06/11/30 (a)	100,000	114,841
Barclays PLC
3.68%, 01/10/23 (a)	250,000	254,943
4.34%, 05/16/24 (a)(b)	200,000	214,096
4.38%, 09/11/24	200,000	219,092
1.01%, 12/10/24 (a)(b)	250,000	251,405
3.65%, 03/16/25	350,000	381,045
3.93%, 05/07/25 (a)(b)	600,000	650,922
4.38%, 01/12/26	500,000	563,360
2.85%, 05/07/26 (a)(b)	350,000	371,087
5.20%, 05/12/26	500,000	572,235
4.34%, 01/10/28 (a)	200,000	224,510
4.84%, 05/09/28 (a)	450,000	506,952
4.97%, 05/16/29 (a)(b)	250,000	290,877
5.09%, 06/20/30 (a)(b)	300,000	345,534
2.65%, 06/24/31 (a)(b)	300,000	300,261
2.67%, 03/10/32 (a)(b)	200,000	198,614
3.56%, 09/23/35 (a)(b)	350,000	358,711
3.81%, 03/10/42 (a)(b)	200,000	200,316
5.25%, 08/17/45	200,000	255,404
4.95%, 01/10/47	400,000	495,652
BBVA USA
2.88%, 06/29/22 (a)	250,000	256,468
3.88%, 04/10/25 (a)	250,000	275,265
BNP Paribas S.A.
3.25%, 03/03/23	95,000	100,094
4.25%, 10/15/24	200,000	222,858
BPCE S.A.
4.00%, 04/15/24	250,000	274,243
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	250,000	252,795
2.61%, 07/22/23 (a)(b)	150,000	153,857
3.50%, 09/13/23	350,000	375,354
0.50%, 12/14/23	200,000	199,966
3.10%, 04/02/24	200,000	214,168
2.25%, 01/28/25	200,000	210,016
0.95%, 10/23/25	200,000	200,474
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Capital One Bank USA NA
3.38%, 02/15/23	250,000	262,613
2.28%, 01/28/26 (a)(b)	350,000	363,723
Capital One Financial Corp.
3.20%, 01/30/23 (a)	250,000	261,400
2.60%, 05/11/23 (a)	250,000	260,313
3.50%, 06/15/23	250,000	265,658
3.90%, 01/29/24 (a)	150,000	162,638
3.75%, 04/24/24 (a)	400,000	435,676
3.30%, 10/30/24 (a)	500,000	541,545
3.20%, 02/05/25 (a)	250,000	270,043
4.20%, 10/29/25 (a)	250,000	281,315
3.75%, 07/28/26 (a)	250,000	277,363
3.75%, 03/09/27 (a)	400,000	448,588
3.65%, 05/11/27 (a)	250,000	278,422
3.80%, 01/31/28 (a)	200,000	224,588
Citibank NA
3.65%, 01/23/24 (a)	500,000	542,170
Citigroup, Inc.
4.05%, 07/30/22	150,000	156,470
2.70%, 10/27/22 (a)	150,000	154,805
3.38%, 03/01/23	200,000	210,514
3.50%, 05/15/23	350,000	370,807
2.88%, 07/24/23 (a)(b)	500,000	514,355
3.88%, 10/25/23	150,000	162,813
1.68%, 05/15/24 (a)(b)	250,000	256,303
4.04%, 06/01/24 (a)(b)	150,000	160,641
3.75%, 06/16/24	100,000	109,465
4.00%, 08/05/24	150,000	164,505
0.78%, 10/30/24 (a)(b)	500,000	502,635
3.88%, 03/26/25	150,000	165,617
3.35%, 04/24/25 (a)(b)	650,000	698,756
3.30%, 04/27/25	300,000	327,846
0.98%, 05/01/25 (a)(b)	100,000	100,648
4.40%, 06/10/25	650,000	730,320
5.50%, 09/13/25	524,000	616,952
3.70%, 01/12/26	500,000	555,805
4.60%, 03/09/26	345,000	395,549
3.11%, 04/08/26 (a)(b)	800,000	860,000
3.40%, 05/01/26	250,000	275,168
3.20%, 10/21/26 (a)	850,000	925,335
4.30%, 11/20/26	150,000	170,123
1.12%, 01/28/27 (a)(b)	500,000	494,855
4.45%, 09/29/27	680,000	778,892
3.89%, 01/10/28 (a)(b)	650,000	727,499
3.67%, 07/24/28 (a)(b)	550,000	609,185
4.13%, 07/25/28	450,000	507,312
3.52%, 10/27/28 (a)(b)	700,000	770,210
4.08%, 04/23/29 (a)(b)	250,000	282,367
3.98%, 03/20/30 (a)(b)	550,000	620,147
2.98%, 11/05/30 (a)(b)	300,000	314,802
2.67%, 01/29/31 (a)(b)	600,000	613,308
4.41%, 03/31/31 (a)(b)	800,000	922,792
2.57%, 06/03/31 (a)(b)	800,000	809,928
2.56%, 05/01/32 (a)(b)	450,000	452,227
6.63%, 06/15/32	200,000	271,066
5.88%, 02/22/33	100,000	129,663
6.00%, 10/31/33	150,000	197,735
6.13%, 08/25/36	100,000	136,167
3.88%, 01/24/39 (a)(b)	200,000	223,274
8.13%, 07/15/39	270,000	454,666
5.32%, 03/26/41 (a)(b)	450,000	589,617
5.88%, 01/30/42	130,000	182,096
6.68%, 09/13/43	200,000	302,756
5.30%, 05/06/44	200,000	260,464
4.65%, 07/30/45	180,000	223,553
4.75%, 05/18/46	430,000	526,694

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.28%, 04/24/48 (a)(b)	150,000	180,344
4.65%, 07/23/48 (a)	600,000	756,090
Citizens Bank NA
3.70%, 03/29/23 (a)	500,000	528,645
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	160,917
3.25%, 04/30/30 (a)	250,000	269,373
2.64%, 09/30/32 (a)(c)	200,000	197,568
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	213,710
4.00%, 02/01/29 (a)	250,000	283,995
Cooperatieve Rabobank UA
3.95%, 11/09/22	250,000	262,658
2.75%, 01/10/23	250,000	260,150
4.63%, 12/01/23	491,000	538,097
0.38%, 01/12/24	250,000	250,018
3.38%, 05/21/25	250,000	274,305
4.38%, 08/04/25	241,000	269,455
3.75%, 07/21/26	550,000	605,847
5.25%, 05/24/41	300,000	398,985
5.75%, 12/01/43	250,000	341,497
5.25%, 08/04/45	250,000	326,852
Credit Suisse AG
1.00%, 05/05/23	250,000	252,893
0.50%, 02/02/24	250,000	249,598
3.63%, 09/09/24	550,000	601,425
2.95%, 04/09/25	400,000	430,144
Credit Suisse Group AG
3.80%, 06/09/23	500,000	531,380
3.75%, 03/26/25	500,000	543,960
4.55%, 04/17/26	250,000	283,437
4.88%, 05/15/45	500,000	611,745
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	521,560
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	213,948
Deutsche Bank AG
3.30%, 11/16/22	250,000	259,598
3.95%, 02/27/23	400,000	421,940
0.90%, 05/28/24	300,000	300,396
3.70%, 05/30/24	300,000	323,766
2.22%, 09/18/24 (a)(b)	350,000	359,887
3.96%, 11/26/25 (a)(b)	350,000	380,593
4.10%, 01/13/26	250,000	275,636
2.13%, 11/24/26 (a)(b)	500,000	509,045
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (a)(b)	350,000	368,753
3.04%, 05/28/32 (a)(b)	300,000	300,513
Discover Bank
3.35%, 02/06/23 (a)	500,000	523,475
2.45%, 09/12/24 (a)	250,000	263,060
4.65%, 09/13/28 (a)	500,000	581,055
Discover Financial Services
3.85%, 11/21/22	400,000	420,324
3.75%, 03/04/25 (a)	150,000	164,276
4.10%, 02/09/27 (a)	150,000	168,621
Fifth Third Bancorp
2.60%, 06/15/22 (a)	150,000	153,350
1.63%, 05/05/23 (a)	175,000	179,004
3.65%, 01/25/24 (a)	250,000	269,340
2.38%, 01/28/25 (a)	250,000	263,160
2.55%, 05/05/27 (a)	200,000	211,264
3.95%, 03/14/28 (a)	250,000	286,517
8.25%, 03/01/38	250,000	412,290
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fifth Third Bank
3.85%, 03/15/26 (a)	200,000	222,856
2.25%, 02/01/27 (a)	250,000	263,140
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	306,420
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	211,224
4.00%, 05/26/25 (a)	150,000	166,268
First Republic Bank
4.63%, 02/13/47 (a)	250,000	310,710
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	207,632
HSBC Bank USA NA
5.88%, 11/01/34	250,000	326,967
7.00%, 01/15/39	250,000	379,102
HSBC Holdings PLC
3.60%, 05/25/23	400,000	425,728
3.03%, 11/22/23 (a)(b)	200,000	207,894
4.25%, 03/14/24	500,000	546,385
3.95%, 05/18/24 (a)(b)	400,000	427,012
3.80%, 03/11/25 (a)(b)	450,000	486,909
4.25%, 08/18/25	200,000	223,048
2.63%, 11/07/25 (a)(b)	400,000	422,512
4.30%, 03/08/26	600,000	681,300
1.65%, 04/18/26 (a)(b)	625,000	636,137
3.90%, 05/25/26	650,000	726,609
2.10%, 06/04/26 (a)(b)	300,000	309,717
4.29%, 09/12/26 (a)(b)	400,000	447,272
4.38%, 11/23/26	309,000	349,633
1.59%, 05/24/27 (a)(b)	550,000	553,030
4.04%, 03/13/28 (a)(b)	400,000	445,192
2.01%, 09/22/28 (a)(b)	350,000	350,745
4.58%, 06/19/29 (a)(b)	600,000	687,414
4.95%, 03/31/30	400,000	475,288
3.97%, 05/22/30 (a)(b)	450,000	497,920
2.85%, 06/04/31 (a)(b)	250,000	255,668
2.36%, 08/18/31 (a)(b)	450,000	442,579
7.63%, 05/17/32	200,000	280,804
6.50%, 05/02/36	200,000	271,186
6.50%, 09/15/37	505,000	691,224
6.80%, 06/01/38	400,000	564,964
6.10%, 01/14/42	200,000	283,716
5.25%, 03/14/44	200,000	251,914
HSBC USA, Inc.
3.50%, 06/23/24	150,000	163,091
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	200,000	211,772
2.55%, 02/04/30 (a)	200,000	205,700
ING Groep N.V.
4.10%, 10/02/23	300,000	325,065
3.55%, 04/09/24	200,000	216,314
3.95%, 03/29/27	200,000	225,426
1.73%, 04/01/27 (a)(b)	300,000	304,110
4.55%, 10/02/28	300,000	349,512
4.05%, 04/09/29	200,000	226,226
2.73%, 04/01/32 (a)(b)	200,000	203,742
JPMorgan Chase & Co.
3.25%, 09/23/22	580,000	603,032
2.97%, 01/15/23 (a)	500,000	508,465
3.20%, 01/25/23	563,000	590,581
3.38%, 05/01/23	450,000	475,753
2.70%, 05/18/23 (a)	300,000	313,068
3.88%, 02/01/24	250,000	272,693
0.70%, 03/16/24 (a)(b)	400,000	401,764
3.56%, 04/23/24 (a)(b)	250,000	264,560
3.63%, 05/13/24	250,000	273,035
1.51%, 06/01/24 (a)(b)	400,000	408,520

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 07/23/24 (a)(b)	450,000	481,315
3.88%, 09/10/24	700,000	767,655
0.65%, 09/16/24 (a)(b)	400,000	401,456
4.02%, 12/05/24 (a)(b)	450,000	487,930
3.13%, 01/23/25 (a)	745,000	804,190
0.56%, 02/16/25 (a)(b)	300,000	299,523
3.22%, 03/01/25 (a)(b)	250,000	267,073
0.82%, 06/01/25 (a)(b)(d)	250,000	250,553
3.90%, 07/15/25 (a)	450,000	500,827
2.30%, 10/15/25 (a)(b)	600,000	628,788
2.01%, 03/13/26 (a)(b)	500,000	518,900
3.30%, 04/01/26 (a)	635,000	697,890
2.08%, 04/22/26 (a)(b)	700,000	727,510
3.20%, 06/15/26 (a)	250,000	274,005
2.95%, 10/01/26 (a)	550,000	595,138
1.05%, 11/19/26 (a)(b)	700,000	694,477
4.13%, 12/15/26	450,000	511,294
3.96%, 01/29/27 (a)(b)	500,000	559,855
1.04%, 02/04/27 (a)(b)	650,000	642,616
1.58%, 04/22/27 (a)(b)	500,000	504,730
8.00%, 04/29/27	150,000	204,348
4.25%, 10/01/27	250,000	288,095
3.63%, 12/01/27 (a)	150,000	165,788
3.78%, 02/01/28 (a)(b)	500,000	557,580
3.54%, 05/01/28 (a)(b)	450,000	496,782
2.18%, 06/01/28 (a)(b)	300,000	308,241
3.51%, 01/23/29 (a)(b)	350,000	384,331
4.01%, 04/23/29 (a)(b)	300,000	338,625
2.07%, 06/01/29 (a)(b)(d)	250,000	251,198
4.20%, 07/23/29 (a)(b)	650,000	745,212
4.45%, 12/05/29 (a)(b)	450,000	521,946
3.70%, 05/06/30 (a)(b)	450,000	499,495
8.75%, 09/01/30	50,000	74,214
2.74%, 10/15/30 (a)(b)	750,000	778,477
4.49%, 03/24/31 (a)(b)	650,000	760,038
2.52%, 04/22/31 (a)(b)	750,000	762,990
2.96%, 05/13/31 (a)(b)	700,000	726,271
1.76%, 11/19/31 (a)(b)	250,000	237,373
1.95%, 02/04/32 (a)(b)	750,000	718,837
2.58%, 04/22/32 (a)(b)	700,000	707,700
6.40%, 05/15/38	650,000	940,186
3.88%, 07/24/38 (a)(b)	400,000	452,808
5.50%, 10/15/40	230,000	307,600
3.11%, 04/22/41 (a)(b)	250,000	252,020
5.60%, 07/15/41	350,000	478,709
2.53%, 11/19/41 (a)(b)	400,000	368,960
5.40%, 01/06/42	300,000	402,474
3.16%, 04/22/42 (a)(b)	400,000	403,928
5.63%, 08/16/43	250,000	342,032
4.85%, 02/01/44	100,000	126,909
4.95%, 06/01/45	450,000	575,667
4.26%, 02/22/48 (a)(b)	350,000	410,480
4.03%, 07/24/48 (a)(b)	250,000	284,450
3.96%, 11/15/48 (a)(b)	800,000	902,728
3.90%, 01/23/49 (a)(b)	400,000	446,528
3.11%, 04/22/51 (a)(b)	400,000	395,200
3.33%, 04/22/52 (a)(b)	750,000	763,995
KeyBank NA
2.30%, 09/14/22	250,000	256,545
3.38%, 03/07/23	250,000	263,658
1.25%, 03/10/23	250,000	254,400
0.42%, 01/03/24 (a)(b)	250,000	250,300
3.40%, 05/20/26	250,000	273,880
3.90%, 04/13/29	250,000	278,502
KeyCorp
4.15%, 10/29/25	150,000	169,917
4.10%, 04/30/28	150,000	172,041
2.55%, 10/01/29	150,000	155,598
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lloyds Bank PLC
3.50%, 05/14/25	200,000	218,112
Lloyds Banking Group PLC
1.33%, 06/15/23 (a)(b)	200,000	201,894
4.05%, 08/16/23	400,000	431,064
2.91%, 11/07/23 (a)(b)	450,000	465,646
3.90%, 03/12/24	250,000	272,830
0.70%, 05/11/24 (a)(b)	200,000	200,826
4.50%, 11/04/24	200,000	222,718
4.45%, 05/08/25	200,000	225,658
3.87%, 07/09/25 (a)(b)	400,000	436,096
4.58%, 12/10/25	200,000	225,722
2.44%, 02/05/26 (a)(b)	200,000	209,622
4.65%, 03/24/26	524,000	595,143
3.75%, 01/11/27	400,000	444,288
4.38%, 03/22/28	300,000	342,816
4.55%, 08/16/28	200,000	232,104
3.57%, 11/07/28 (a)(b)	200,000	218,506
5.30%, 12/01/45	200,000	254,812
4.34%, 01/09/48	300,000	337,980
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	268,378
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	250,000	256,688
2.67%, 07/25/22	550,000	565,026
3.46%, 03/02/23	250,000	263,595
3.76%, 07/26/23	250,000	267,825
3.41%, 03/07/24	550,000	592,157
2.80%, 07/18/24	200,000	213,132
0.85%, 09/15/24 (a)(b)	750,000	754,597
2.19%, 02/25/25	650,000	679,939
1.41%, 07/17/25	350,000	355,050
3.85%, 03/01/26	550,000	618,299
2.76%, 09/13/26	200,000	213,464
3.68%, 02/22/27	200,000	224,882
3.29%, 07/25/27	250,000	276,073
3.96%, 03/02/28	250,000	282,017
4.05%, 09/11/28	250,000	285,082
3.74%, 03/07/29	300,000	335,157
3.20%, 07/18/29	200,000	214,270
2.56%, 02/25/30	200,000	204,808
2.05%, 07/17/30	450,000	442,485
4.15%, 03/07/39	300,000	349,527
3.75%, 07/18/39	200,000	222,328
Mizuho Financial Group, Inc.
2.60%, 09/11/22	250,000	257,390
2.72%, 07/16/23 (a)(b)	200,000	205,414
1.24%, 07/10/24 (a)(b)	250,000	253,648
0.85%, 09/08/24 (a)(b)	375,000	377,115
3.92%, 09/11/24 (a)(b)	250,000	268,573
2.56%, 09/13/25 (a)(b)	200,000	210,440
2.23%, 05/25/26 (a)(b)	200,000	207,496
3.66%, 02/28/27	200,000	222,676
1.23%, 05/22/27 (a)(b)	250,000	246,905
3.17%, 09/11/27	300,000	327,687
4.02%, 03/05/28	200,000	225,170
3.15%, 07/16/30 (a)(b)	200,000	212,542
2.87%, 09/13/30 (a)(b)	200,000	208,338
2.20%, 07/10/31 (a)(b)	250,000	246,000
1.98%, 09/08/31 (a)(b)	250,000	240,933
2.17%, 05/22/32 (a)(b)	250,000	244,675
Morgan Stanley
4.88%, 11/01/22	250,000	265,533
3.13%, 01/23/23	350,000	366,152
3.75%, 02/25/23	500,000	529,435
4.10%, 05/22/23	600,000	642,378
0.56%, 11/10/23 (a)(b)	300,000	300,639
0.53%, 01/25/24 (a)(b)	750,000	750,547

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.73%, 04/05/24 (a)(b)	250,000	251,045
3.74%, 04/24/24 (a)(b)	800,000	849,720
3.88%, 04/29/24	750,000	819,510
3.70%, 10/23/24	500,000	549,515
2.72%, 07/22/25 (a)(b)	350,000	371,350
4.00%, 07/23/25	524,000	586,723
0.86%, 10/21/25 (a)(b)	750,000	752,940
5.00%, 11/24/25	324,000	376,080
3.88%, 01/27/26	500,000	560,770
2.19%, 04/28/26 (a)(b)	700,000	732,263
3.13%, 07/27/26	500,000	544,745
6.25%, 08/09/26	412,000	510,884
4.35%, 09/08/26	300,000	341,961
0.99%, 12/10/26 (a)(b)	500,000	494,815
3.63%, 01/20/27	450,000	502,024
3.95%, 04/23/27	500,000	563,715
1.59%, 05/04/27 (a)(b)	700,000	706,622
3.59%, 07/22/28 (a)(b)	650,000	719,862
3.77%, 01/24/29 (a)(b)	650,000	724,639
4.43%, 01/23/30 (a)(b)	600,000	697,410
2.70%, 01/22/31 (a)(b)	750,000	775,432
3.62%, 04/01/31 (a)(b)	500,000	551,295
1.79%, 02/13/32 (a)(b)	350,000	331,565
7.25%, 04/01/32	330,000	475,190
1.93%, 04/28/32 (a)(b)	500,000	478,350
3.97%, 07/22/38 (a)(b)	450,000	516,375
4.46%, 04/22/39 (a)(b)	250,000	300,890
3.22%, 04/22/42 (a)(b)	400,000	409,104
6.38%, 07/24/42	500,000	742,430
4.30%, 01/27/45	555,000	662,254
4.38%, 01/22/47	250,000	303,360
5.60%, 03/24/51 (a)(b)	550,000	789,607
2.80%, 01/25/52 (a)(b)	250,000	235,238
National Australia Bank Ltd.
2.50%, 05/22/22	850,000	869,414
2.88%, 04/12/23	250,000	261,980
2.50%, 07/12/26	250,000	266,693
National Bank of Canada
2.10%, 02/01/23	250,000	257,185
0.90%, 08/15/23 (a)(b)	250,000	251,663
0.55%, 11/15/24 (a)(b)	250,000	249,540
Natwest Group PLC
3.88%, 09/12/23	400,000	429,496
6.00%, 12/19/23	550,000	620,009
2.36%, 05/22/24 (a)(b)	200,000	206,564
5.13%, 05/28/24	350,000	391,370
4.52%, 06/25/24 (a)(b)	200,000	215,656
4.27%, 03/22/25 (a)(b)	200,000	218,274
4.80%, 04/05/26	350,000	403,053
3.07%, 05/22/28 (a)(b)	200,000	211,208
4.89%, 05/18/29 (a)(b)	500,000	579,610
3.75%, 11/01/29 (a)(b)	200,000	213,788
5.08%, 01/27/30 (a)(b)	200,000	234,826
4.45%, 05/08/30 (a)(b)	200,000	226,984
3.03%, 11/28/35 (a)(b)	250,000	246,188
Northern Trust Corp.
3.95%, 10/30/25	250,000	284,012
3.65%, 08/03/28 (a)	100,000	112,551
3.15%, 05/03/29 (a)	100,000	109,251
1.95%, 05/01/30 (a)	200,000	199,260
People’s United Bank NA
4.00%, 07/15/24 (a)	250,000	269,450
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	258,183
2.95%, 01/30/23 (a)	400,000	416,548
2.95%, 02/23/25 (a)	500,000	538,485
3.25%, 06/01/25 (a)	250,000	273,063
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 01/22/28 (a)	250,000	274,443
4.05%, 07/26/28	250,000	286,075
2.70%, 10/22/29	250,000	259,943
Regions Financial Corp.
3.80%, 08/14/23 (a)	250,000	267,585
2.25%, 05/18/25 (a)	200,000	209,550
7.38%, 12/10/37	100,000	149,445
Royal Bank of Canada
1.95%, 01/17/23	200,000	205,652
3.70%, 10/05/23	350,000	377,429
0.50%, 10/26/23	500,000	501,725
0.43%, 01/19/24	500,000	500,095
2.55%, 07/16/24	150,000	159,116
2.25%, 11/01/24	200,000	210,764
1.15%, 06/10/25	350,000	352,719
0.88%, 01/20/26	400,000	396,528
4.65%, 01/27/26	150,000	172,961
1.20%, 04/27/26	200,000	200,388
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	200,000	208,540
3.50%, 06/07/24 (a)	200,000	214,906
3.45%, 06/02/25 (a)	200,000	215,674
4.50%, 07/17/25 (a)	300,000	335,190
3.24%, 10/05/26 (a)(c)	150,000	160,512
4.40%, 07/13/27 (a)	150,000	168,705
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	300,000	313,479
4.80%, 11/15/24 (a)(b)	200,000	219,978
1.09%, 03/15/25 (a)(b)	300,000	302,112
1.53%, 08/21/26 (a)(b)	400,000	402,400
3.82%, 11/03/28 (a)(b)	250,000	276,198
Santander UK PLC
4.00%, 03/13/24	200,000	219,112
2.88%, 06/18/24	200,000	213,228
State Street Corp.
2.65%, 05/15/23 (a)(b)	150,000	153,455
3.10%, 05/15/23	200,000	211,144
3.78%, 12/03/24 (a)(b)	200,000	216,632
3.30%, 12/16/24	300,000	329,256
2.35%, 11/01/25 (a)(b)	200,000	211,664
2.90%, 03/30/26 (a)(b)	200,000	214,732
2.65%, 05/19/26	250,000	270,113
4.14%, 12/03/29 (a)(b)	250,000	289,100
2.40%, 01/24/30	100,000	103,134
2.20%, 03/03/31	200,000	198,314
3.15%, 03/30/31 (a)(b)	100,000	107,870
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	271,520
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	400,000	411,352
2.78%, 10/18/22	250,000	258,640
3.10%, 01/17/23	750,000	784,125
3.75%, 07/19/23	200,000	214,342
0.51%, 01/12/24	200,000	200,174
2.70%, 07/16/24	450,000	477,126
2.45%, 09/27/24	200,000	210,972
2.35%, 01/15/25	200,000	209,918
1.47%, 07/08/25	500,000	507,770
3.78%, 03/09/26	600,000	669,888
2.63%, 07/14/26	400,000	425,304
3.01%, 10/19/26	250,000	270,713
3.45%, 01/11/27	200,000	220,496
3.36%, 07/12/27	200,000	219,968
3.35%, 10/18/27	250,000	274,563
3.94%, 07/19/28	250,000	281,297
4.31%, 10/16/28	250,000	287,802
3.04%, 07/16/29	600,000	637,092

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.20%, 09/17/29	100,000	104,915
2.72%, 09/27/29	200,000	207,584
2.75%, 01/15/30	200,000	208,050
2.13%, 07/08/30	300,000	297,285
2.14%, 09/23/30	250,000	241,158
1.71%, 01/12/31	200,000	190,952
SVB Financial Group
3.13%, 06/05/30 (a)	200,000	210,624
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	272,035
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	256,303
Synchrony Financial
2.85%, 07/25/22 (a)	200,000	204,868
4.38%, 03/19/24 (a)	150,000	164,424
4.50%, 07/23/25 (a)	250,000	280,507
3.95%, 12/01/27 (a)	200,000	221,252
5.15%, 03/19/29 (a)	150,000	175,203
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	51,622
The Bank of New York Mellon Corp.
1.95%, 08/23/22	200,000	204,354
2.95%, 01/29/23 (a)	250,000	260,813
3.50%, 04/28/23	200,000	212,930
2.20%, 08/16/23 (a)	250,000	259,785
0.35%, 12/07/23 (a)	200,000	200,196
3.65%, 02/04/24 (a)	500,000	541,875
3.25%, 09/11/24 (a)	200,000	217,708
2.10%, 10/24/24	200,000	210,696
1.60%, 04/24/25 (a)	250,000	257,845
0.75%, 01/28/26 (a)	500,000	496,890
2.80%, 05/04/26 (a)	200,000	216,426
2.45%, 08/17/26 (a)	150,000	159,648
3.25%, 05/16/27 (a)	250,000	276,013
3.44%, 02/07/28 (a)(b)	150,000	166,208
3.85%, 04/28/28	600,000	687,060
3.00%, 10/30/28 (a)	150,000	161,556
The Bank of Nova Scotia
2.45%, 09/19/22	200,000	205,874
2.00%, 11/15/22	200,000	205,226
1.95%, 02/01/23	200,000	205,646
1.63%, 05/01/23	500,000	512,870
0.55%, 09/15/23	350,000	351,631
3.40%, 02/11/24	150,000	161,633
2.20%, 02/03/25	200,000	209,918
1.30%, 06/11/25	400,000	405,572
4.50%, 12/16/25	150,000	171,090
1.05%, 03/02/26	200,000	198,906
2.70%, 08/03/26	200,000	214,770
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	400,000	421,608
0.48%, 01/27/23 (a)	500,000	500,495
3.20%, 02/23/23 (a)	350,000	366,534
2.91%, 06/05/23 (a)(b)	550,000	564,118
2.91%, 07/24/23 (a)(b)	250,000	257,128
0.63%, 11/17/23 (a)(b)	750,000	751,695
3.63%, 02/20/24 (a)	350,000	378,196
4.00%, 03/03/24	500,000	546,870
0.67%, 03/08/24 (a)(b)	250,000	250,793
3.85%, 07/08/24 (a)	724,000	788,110
3.50%, 01/23/25 (a)	450,000	488,866
3.50%, 04/01/25 (a)	600,000	654,636
3.75%, 05/22/25 (a)	550,000	605,786
3.27%, 09/29/25 (a)(b)	450,000	485,311
4.25%, 10/21/25	500,000	562,565
0.86%, 02/12/26 (a)(b)	250,000	249,240
3.75%, 02/25/26 (a)	400,000	444,916
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 11/16/26 (a)	550,000	602,184
1.09%, 12/09/26 (a)(b)	500,000	495,405
5.95%, 01/15/27	157,000	192,179
3.85%, 01/26/27 (a)	600,000	666,006
1.43%, 03/09/27 (a)(b)	650,000	651,183
3.69%, 06/05/28 (a)(b)	650,000	720,382
3.81%, 04/23/29 (a)(b)	450,000	499,599
4.22%, 05/01/29 (a)(b)	700,000	795,865
2.60%, 02/07/30 (a)	350,000	360,279
3.80%, 03/15/30 (a)	600,000	670,218
1.99%, 01/27/32 (a)(b)	500,000	479,375
2.62%, 04/22/32 (a)(b)	700,000	707,224
6.13%, 02/15/33	150,000	202,107
6.45%, 05/01/36	100,000	139,086
6.75%, 10/01/37	1,200,000	1,719,468
4.02%, 10/31/38 (a)(b)	600,000	685,134
4.41%, 04/23/39 (a)(b)	300,000	356,058
6.25%, 02/01/41	500,000	721,575
3.21%, 04/22/42 (a)(b)	400,000	406,216
4.80%, 07/08/44 (a)	350,000	441,287
5.15%, 05/22/45	400,000	523,896
4.75%, 10/21/45 (a)	300,000	380,466
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	256,200
3.55%, 10/06/23 (a)	250,000	267,805
The PNC Financial Services Group, Inc.
3.50%, 01/23/24 (a)	250,000	269,593
3.90%, 04/29/24 (a)	500,000	546,745
2.20%, 11/01/24 (a)	250,000	264,540
2.60%, 07/23/26 (a)	100,000	106,968
3.45%, 04/23/29 (a)	350,000	388,335
2.55%, 01/22/30 (a)	300,000	311,793
The Toronto-Dominion Bank
1.90%, 12/01/22	250,000	256,413
0.25%, 01/06/23	200,000	200,080
0.75%, 06/12/23	400,000	403,752
3.50%, 07/19/23	250,000	267,270
0.45%, 09/11/23	400,000	401,208
3.25%, 03/11/24	200,000	215,508
2.65%, 06/12/24	200,000	213,050
1.15%, 06/12/25	250,000	252,745
0.75%, 09/11/25	400,000	397,100
0.75%, 01/06/26	200,000	198,424
3.63%, 09/15/31 (a)(b)	300,000	333,507
Truist Bank
2.45%, 08/01/22 (a)	250,000	256,118
3.69%, 08/02/24 (a)(b)	500,000	535,060
2.15%, 12/06/24 (a)	250,000	262,645
1.50%, 03/10/25 (a)	300,000	307,626
3.63%, 09/16/25 (a)	491,000	542,771
4.05%, 11/03/25 (a)	400,000	452,568
2.25%, 03/11/30 (a)	250,000	249,273
Truist Financial Corp.
3.05%, 06/20/22 (a)	250,000	256,923
2.20%, 03/16/23 (a)	250,000	258,298
3.75%, 12/06/23 (a)	100,000	108,118
2.50%, 08/01/24 (a)	300,000	317,523
2.85%, 10/26/24 (a)	300,000	323,334
4.00%, 05/01/25 (a)	200,000	223,128
1.20%, 08/05/25 (a)	200,000	202,668
1.27%, 03/02/27 (a)(b)	200,000	199,856
1.13%, 08/03/27 (a)	500,000	488,930
3.88%, 03/19/29 (a)	100,000	112,802
1.95%, 06/05/30 (a)	200,000	197,748
US Bancorp
2.95%, 07/15/22 (a)	200,000	205,696
3.70%, 01/30/24 (a)	500,000	542,365

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 02/05/24 (a)	300,000	322,932
2.40%, 07/30/24 (a)	200,000	211,580
1.45%, 05/12/25 (a)	300,000	307,512
2.38%, 07/22/26 (a)	100,000	106,005
3.15%, 04/27/27 (a)	600,000	658,032
3.00%, 07/30/29 (a)	150,000	160,635
1.38%, 07/22/30 (a)	400,000	378,384
US Bank NA
2.65%, 05/23/22 (a)	250,000	255,605
2.85%, 01/23/23 (a)	250,000	260,270
2.80%, 01/27/25 (a)	250,000	269,335
US Bank NA/Cincinnati OH
3.40%, 07/24/23 (a)	250,000	266,190
2.05%, 01/21/25 (a)	250,000	261,893
Wachovia Corp.
5.50%, 08/01/35	330,000	421,987
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	54,995
Wells Fargo & Co.
2.63%, 07/22/22	500,000	513,600
3.07%, 01/24/23 (a)	200,000	203,610
3.45%, 02/13/23	443,000	466,218
4.13%, 08/15/23	250,000	270,115
4.48%, 01/16/24	150,000	165,311
3.75%, 01/24/24 (a)	850,000	920,074
1.65%, 06/02/24 (a)(b)	500,000	512,325
3.30%, 09/09/24	424,000	460,197
3.00%, 02/19/25	600,000	645,960
3.55%, 09/29/25	600,000	663,144
2.41%, 10/30/25 (a)(b)	650,000	684,339
2.16%, 02/11/26 (a)(b)	650,000	678,288
3.00%, 04/22/26	850,000	921,340
2.19%, 04/30/26 (a)(b)	500,000	522,150
4.10%, 06/03/26	550,000	619,756
3.00%, 10/23/26	600,000	651,306
3.20%, 06/17/27 (a)(b)	400,000	435,120
4.30%, 07/22/27	480,000	549,557
3.58%, 05/22/28 (a)(b)	700,000	774,438
2.39%, 06/02/28 (a)(b)	550,000	572,401
4.15%, 01/24/29 (a)	550,000	629,717
2.88%, 10/30/30 (a)(b)	750,000	787,447
2.57%, 02/11/31 (a)(b)	450,000	461,182
4.48%, 04/04/31 (a)(b)	600,000	700,836
5.95%, 12/15/36	200,000	269,956
3.07%, 04/30/41 (a)(b)	900,000	902,907
5.38%, 11/02/43	400,000	517,816
5.61%, 01/15/44	600,000	797,052
4.65%, 11/04/44	250,000	297,287
3.90%, 05/01/45	430,000	488,605
4.90%, 11/17/45	350,000	430,451
4.40%, 06/14/46	450,000	524,083
4.75%, 12/07/46	400,000	486,300
5.01%, 04/04/51 (a)(b)	1,100,000	1,457,511
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	500,000	534,910
5.85%, 02/01/37	250,000	336,862
6.60%, 01/15/38	250,000	360,850
Westpac Banking Corp.
2.50%, 06/28/22	250,000	256,330
2.75%, 01/11/23	250,000	260,180
2.00%, 01/13/23	250,000	257,185
3.65%, 05/15/23	500,000	533,030
3.30%, 02/26/24	200,000	215,734
2.35%, 02/19/25	250,000	263,830
2.85%, 05/13/26	200,000	216,416
1.15%, 06/03/26 (d)	250,000	250,120
3.35%, 03/08/27	150,000	166,664
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 01/25/28	250,000	278,113
2.65%, 01/16/30	100,000	106,093
2.89%, 02/04/30 (a)(b)	200,000	207,726
2.15%, 06/03/31 (d)	250,000	250,088
4.32%, 11/23/31 (a)(b)	450,000	502,087
4.11%, 07/24/34 (a)(b)	250,000	271,898
2.67%, 11/15/35 (a)(b)	300,000	291,681
4.42%, 07/24/39	200,000	231,136
2.96%, 11/16/40	200,000	190,652
		287,891,811
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	109,447
3.30%, 06/15/30 (a)	150,000	160,416
Ameriprise Financial, Inc.
4.00%, 10/15/23	250,000	271,182
3.00%, 04/02/25 (a)	100,000	107,589
2.88%, 09/15/26 (a)	200,000	215,920
BGC Partners, Inc.
5.38%, 07/24/23	100,000	108,400
3.75%, 10/01/24 (a)	100,000	106,062
BlackRock, Inc.
3.38%, 06/01/22	150,000	154,748
3.50%, 03/18/24	424,000	461,944
3.25%, 04/30/29 (a)	150,000	166,545
2.40%, 04/30/30 (a)	200,000	207,726
1.90%, 01/28/31 (a)	250,000	246,630
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	164,427
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	108,687
4.25%, 06/02/26 (a)	100,000	112,881
3.90%, 01/25/28 (a)	150,000	166,148
4.85%, 03/29/29 (a)	400,000	466,360
4.35%, 04/15/30 (a)	150,000	171,205
4.70%, 09/20/47 (a)	100,000	117,962
3.45%, 04/15/50 (a)	100,000	98,872
3.50%, 03/30/51 (a)	250,000	250,095
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	111,872
1.63%, 12/15/30 (a)	200,000	190,366
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	203,640
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	431,560
5.30%, 09/15/43 (a)	200,000	280,624
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	102,980
3.80%, 08/24/27 (a)	150,000	167,163
4.50%, 06/20/28 (a)	100,000	114,937
Eaton Vance Corp.
3.63%, 06/15/23	100,000	106,369
3.50%, 04/06/27 (a)	200,000	218,964
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	107,238
1.60%, 10/30/30 (a)	150,000	142,412
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	200,000	204,932
0.70%, 06/15/23	200,000	201,428
3.45%, 09/21/23 (a)	100,000	106,620
3.75%, 12/01/25 (a)	250,000	278,420
3.10%, 09/15/27 (a)	100,000	109,269
3.75%, 09/21/28 (a)	400,000	447,348
2.10%, 06/15/30 (a)	250,000	246,322
1.85%, 09/15/32 (a)	250,000	234,442

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.65%, 09/15/40 (a)	250,000	234,207
4.25%, 09/21/48 (a)	150,000	172,233
3.00%, 06/15/50 (a)	400,000	380,648
3.00%, 09/15/60 (a)	250,000	229,615
Invesco Finance PLC
3.75%, 01/15/26	230,000	255,834
5.38%, 11/30/43	100,000	128,285
Jefferies Group LLC
5.13%, 01/20/23	150,000	161,046
6.45%, 06/08/27	100,000	125,107
6.25%, 01/15/36	100,000	131,979
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	500,000	583,070
4.15%, 01/23/30	200,000	222,512
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	174,018
4.38%, 03/11/29 (a)	200,000	225,636
Legg Mason, Inc.
4.75%, 03/15/26	150,000	174,537
5.63%, 01/15/44	75,000	102,031
Nasdaq, Inc.
0.45%, 12/21/22 (a)	250,000	250,125
3.85%, 06/30/26 (a)	150,000	167,809
2.50%, 12/21/40 (a)	250,000	225,622
3.25%, 04/28/50 (a)	100,000	96,623
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	210,224
1.85%, 07/16/25	400,000	407,536
3.10%, 01/16/30	400,000	413,580
2.68%, 07/16/30	300,000	299,751
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	118,764
4.95%, 07/15/46	150,000	191,022
3.75%, 04/01/51 (a)	150,000	160,289
Stifel Financial Corp.
4.25%, 07/18/24	100,000	110,562
4.00%, 05/15/30 (a)	150,000	165,149
TD Ameritrade Holding Corp.
3.75%, 04/01/24 (a)(e)	50,000	54,493
3.63%, 04/01/25 (a)(e)	100,000	109,879
2.75%, 10/01/29 (a)(e)	100,000	106,313
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(e)	150,000	155,597
3.55%, 02/01/24 (a)(e)	100,000	108,167
0.75%, 03/18/24 (a)(e)	150,000	151,200
4.20%, 03/24/25 (a)(e)	100,000	112,133
3.85%, 05/21/25 (a)(e)	150,000	166,917
0.90%, 03/11/26 (a)(e)	250,000	249,797
3.20%, 03/02/27 (a)(e)	100,000	109,851
3.20%, 01/25/28 (a)(e)	100,000	109,473
2.00%, 03/20/28 (a)(e)	150,000	153,062
4.00%, 02/01/29 (a)(e)	100,000	114,523
3.25%, 05/22/29 (a)(e)	100,000	109,394
4.63%, 03/22/30 (a)(e)	100,000	120,114
1.65%, 03/11/31 (a)(e)	100,000	95,301
		16,124,180
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 07/01/22	150,000	156,494
3.30%, 01/23/23 (a)	150,000	155,810
4.13%, 07/03/23 (a)	150,000	159,179
4.50%, 09/15/23 (a)	250,000	268,590
4.88%, 01/16/24 (a)	300,000	327,555
3.15%, 02/15/24 (a)	300,000	314,391
3.50%, 01/15/25 (a)	150,000	158,567
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 07/15/25 (a)	300,000	350,772
4.45%, 10/01/25 (a)	150,000	164,818
4.45%, 04/03/26 (a)	150,000	164,814
3.65%, 07/21/27 (a)	250,000	266,102
4.63%, 10/15/27 (a)	350,000	387,744
Air Lease Corp.
2.25%, 01/15/23	200,000	205,524
2.75%, 01/15/23 (a)	100,000	103,389
3.00%, 09/15/23 (a)	300,000	314,484
0.70%, 02/15/24 (a)	250,000	249,047
4.25%, 09/15/24 (a)	150,000	164,164
2.30%, 02/01/25 (a)	100,000	103,367
3.38%, 07/01/25 (a)	125,000	134,301
2.88%, 01/15/26 (a)	400,000	419,168
3.75%, 06/01/26 (a)	150,000	162,717
3.63%, 04/01/27 (a)	150,000	160,835
3.63%, 12/01/27 (a)	250,000	266,405
4.63%, 10/01/28 (a)	100,000	111,902
3.25%, 10/01/29 (a)	100,000	102,686
3.00%, 02/01/30 (a)	100,000	99,965
3.13%, 12/01/30 (a)	150,000	150,624
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	160,847
4.13%, 05/01/24 (a)	100,000	106,688
4.25%, 06/15/26 (a)	300,000	325,176
Ares Capital Corp.
4.20%, 06/10/24 (a)	250,000	269,542
4.25%, 03/01/25 (a)	100,000	108,757
3.25%, 07/15/25 (a)	150,000	158,099
3.88%, 01/15/26 (a)	450,000	482,908
2.15%, 07/15/26 (a)	150,000	149,490
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	100,000	103,324
4.63%, 07/15/24 (a)	100,000	107,599
4.13%, 02/01/25 (a)	100,000	106,069
3.40%, 01/15/26 (a)	200,000	206,716
GATX Corp.
3.25%, 09/15/26 (a)	200,000	216,892
3.85%, 03/30/27 (a)	150,000	166,818
3.50%, 03/15/28 (a)	150,000	163,310
4.70%, 04/01/29 (a)	150,000	174,660
3.10%, 06/01/51 (a)	100,000	93,177
GE Capital Funding LLC
3.45%, 05/15/25 (a)	350,000	381,731
4.05%, 05/15/27 (a)	200,000	226,574
4.40%, 05/15/30 (a)	500,000	576,165
4.55%, 05/15/32 (a)	250,000	293,690
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	328,332
4.42%, 11/15/35	2,305,000	2,695,605
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	53,853
2.88%, 01/15/26 (a)	150,000	156,303
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	251,400
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,803
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	52,183
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	110,132
3.75%, 07/22/25 (a)	100,000	106,494
4.25%, 01/15/26 (a)	250,000	270,577
3.40%, 07/15/26 (a)	200,000	209,450
Prospect Capital Corp.
3.36%, 11/15/26 (a)	200,000	198,918

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sixth Street Specialty Lending, Inc.
2.50%, 08/01/26 (a)	100,000	100,666
		14,790,362
Financial Other 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/23 (c)	150,000	157,009
2.75%, 09/16/26 (a)(c)	200,000	202,504
CME Group, Inc.
3.00%, 09/15/22	200,000	207,138
ORIX Corp.
4.05%, 01/16/24	100,000	108,768
3.25%, 12/04/24	200,000	216,316
3.70%, 07/18/27	100,000	111,944
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	245,345
		1,249,024
Insurance 1.2%
Aegon NV
5.50%, 04/11/48 (a)(b)	200,000	226,644
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	102,899
2.80%, 06/15/23 (a)	450,000	469,827
3.50%, 11/15/24 (a)	100,000	108,786
6.63%, 06/15/36	100,000	143,433
6.75%, 12/15/37	150,000	217,239
4.13%, 11/15/42 (a)	100,000	111,407
4.75%, 03/15/44 (a)	150,000	180,108
3.88%, 08/15/47 (a)	250,000	269,950
Aflac, Inc.
3.63%, 11/15/24	100,000	109,959
1.13%, 03/15/26 (a)	200,000	200,580
2.88%, 10/15/26 (a)	100,000	108,106
3.60%, 04/01/30 (a)	150,000	167,058
4.75%, 01/15/49 (a)	200,000	253,416
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	218,740
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	109,036
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	102,576
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	163,932
4.50%, 06/15/47 (a)	100,000	114,664
American International Group, Inc.
4.88%, 06/01/22	250,000	261,235
4.13%, 02/15/24	200,000	218,806
2.50%, 06/30/25 (a)	350,000	370,989
3.75%, 07/10/25 (a)	200,000	220,776
3.90%, 04/01/26 (a)	350,000	391,044
4.20%, 04/01/28 (a)	150,000	170,975
4.25%, 03/15/29 (a)	100,000	114,369
3.40%, 06/30/30 (a)	250,000	270,742
3.88%, 01/15/35 (a)	228,000	253,199
6.25%, 05/01/36	280,000	383,524
4.50%, 07/16/44 (a)	545,000	638,108
4.80%, 07/10/45 (a)	100,000	121,190
4.75%, 04/01/48 (a)	200,000	243,948
5.75%, 04/01/48 (a)(b)	100,000	113,610
4.38%, 06/30/50 (a)	200,000	233,354
4.38%, 01/15/55 (a)	250,000	288,045
8.18%, 05/15/58 (a)(b)	100,000	146,029
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anthem, Inc.
2.95%, 12/01/22 (a)	200,000	207,480
3.30%, 01/15/23	330,000	345,672
3.50%, 08/15/24 (a)	195,000	211,403
3.35%, 12/01/24 (a)	100,000	108,643
2.38%, 01/15/25 (a)	175,000	184,133
3.65%, 12/01/27 (a)	500,000	558,455
4.10%, 03/01/28 (a)	150,000	170,336
2.88%, 09/15/29 (a)	250,000	263,342
2.25%, 05/15/30 (a)	200,000	199,330
6.38%, 06/15/37	250,000	348,932
4.63%, 05/15/42	200,000	240,328
4.65%, 01/15/43	150,000	181,019
5.10%, 01/15/44	150,000	191,117
4.65%, 08/15/44 (a)	300,000	362,925
4.38%, 12/01/47 (a)	250,000	293,722
4.55%, 03/01/48 (a)	150,000	181,247
3.70%, 09/15/49 (a)	200,000	214,442
3.13%, 05/15/50 (a)	200,000	195,888
3.60%, 03/15/51 (a)	200,000	211,476
Aon Corp.
4.50%, 12/15/28 (a)	150,000	174,314
3.75%, 05/02/29 (a)	150,000	167,588
2.80%, 05/15/30 (a)	200,000	207,706
Aon PLC
3.50%, 06/14/24 (a)	500,000	540,260
3.88%, 12/15/25 (a)	200,000	222,972
4.60%, 06/14/44 (a)	150,000	183,599
4.75%, 05/15/45 (a)	100,000	125,769
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	170,033
5.03%, 12/15/46 (a)	100,000	126,161
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	261,302
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	233,805
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	161,787
3.70%, 02/22/30 (a)	100,000	107,644
Assured Guaranty US Holdings, Inc.
3.15%, 06/15/31 (a)	200,000	203,940
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	166,331
6.15%, 04/03/30 (a)	100,000	124,881
3.50%, 01/15/31 (a)	100,000	105,899
AXA S.A.
8.60%, 12/15/30	250,000	380,552
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	109,508
4.90%, 01/15/40 (a)(b)	50,000	52,644
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100,000	102,705
1.85%, 03/12/30 (a)	100,000	100,040
1.45%, 10/15/30 (a)	150,000	144,569
5.75%, 01/15/40	250,000	353,890
4.30%, 05/15/43	300,000	364,002
4.20%, 08/15/48 (a)	600,000	712,932
4.25%, 01/15/49 (a)	350,000	419,545
2.85%, 10/15/50 (a)	300,000	286,554
2.50%, 01/15/51 (a)	100,000	89,766
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	430,000	447,475
3.13%, 03/15/26 (a)	550,000	603,971
4.50%, 02/11/43	100,000	125,335

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	273,987
5.63%, 05/15/30 (a)	150,000	182,070
4.70%, 06/22/47 (a)	250,000	271,172
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	110,079
2.38%, 03/15/31 (a)	250,000	246,820
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	313,443
3.15%, 03/15/25	150,000	163,355
3.35%, 05/03/26 (a)	400,000	440,688
1.38%, 09/15/30 (a)	400,000	375,980
4.15%, 03/13/43	400,000	473,288
4.35%, 11/03/45 (a)	250,000	306,777
Cincinnati Financial Corp.
6.13%, 11/01/34	250,000	339,100
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	108,939
4.50%, 03/01/26 (a)	150,000	170,985
3.45%, 08/15/27 (a)	150,000	165,222
3.90%, 05/01/29 (a)	100,000	111,696
2.05%, 08/15/30 (a)	150,000	145,502
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	176,847
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	114,561
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	97,000	102,990
4.35%, 04/20/28 (a)	350,000	397,330
5.00%, 04/20/48 (a)	350,000	431,928
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	122,266
3.50%, 10/15/50 (a)	250,000	254,775
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	113,644
4.63%, 04/29/30 (a)	200,000	224,470
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	266,132
2.45%, 03/15/31 (a)	250,000	247,365
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	109,993
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	116,183
2.15%, 08/15/30 (a)	250,000	244,297
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	170,304
4.50%, 04/01/25 (a)	200,000	225,372
3.95%, 03/15/27 (a)	300,000	338,469
3.13%, 08/15/29 (a)	150,000	159,546
4.88%, 04/01/30 (a)	100,000	119,560
4.95%, 10/01/44 (a)	100,000	123,328
4.80%, 03/15/47 (a)	100,000	121,954
3.95%, 08/15/49 (a)	250,000	273,535
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	109,870
2.40%, 09/30/30 (a)	150,000	146,654
Lincoln National Corp.
3.63%, 12/12/26 (a)	150,000	166,524
3.80%, 03/01/28 (a)	250,000	279,077
3.05%, 01/15/30 (a)	100,000	105,458
3.40%, 01/15/31 (a)	150,000	162,321
7.00%, 06/15/40	100,000	148,764
4.38%, 06/15/50 (a)(f)	200,000	230,644
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Loews Corp.
2.63%, 05/15/23 (a)	200,000	207,800
3.20%, 05/15/30 (a)	100,000	107,427
4.13%, 05/15/43 (a)	100,000	115,528
Manulife Financial Corp.
4.15%, 03/04/26	200,000	226,694
2.48%, 05/19/27 (a)	200,000	210,490
4.06%, 02/24/32 (a)(b)	250,000	276,800
Markel Corp.
3.50%, 11/01/27 (a)	150,000	166,056
3.35%, 09/17/29 (a)	100,000	108,960
5.00%, 04/05/46	200,000	251,744
4.30%, 11/01/47 (a)	150,000	172,200
4.15%, 09/17/50 (a)	100,000	113,060
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	300,000	327,522
3.50%, 06/03/24 (a)	150,000	162,333
3.50%, 03/10/25 (a)	200,000	218,426
3.75%, 03/14/26 (a)	150,000	167,321
4.38%, 03/15/29 (a)	250,000	291,887
2.25%, 11/15/30 (a)	190,000	190,849
5.88%, 08/01/33	100,000	133,853
4.75%, 03/15/39 (a)	150,000	188,769
4.35%, 01/30/47 (a)	100,000	121,507
4.90%, 03/15/49 (a)	250,000	329,117
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	113,533
MetLife, Inc.
4.37%, 09/15/23	250,000	272,285
3.60%, 04/10/24	250,000	272,195
3.60%, 11/13/25 (a)	550,000	610,500
4.55%, 03/23/30 (a)	200,000	237,344
5.70%, 06/15/35	250,000	339,620
6.40%, 12/15/36 (a)	230,000	293,080
10.75%, 08/01/39 (a)(b)	75,000	127,271
5.88%, 02/06/41	150,000	210,193
4.13%, 08/13/42	200,000	232,148
4.88%, 11/13/43	150,000	192,450
4.72%, 12/15/44	100,000	125,520
4.05%, 03/01/45	350,000	405,639
4.60%, 05/13/46 (a)	100,000	124,286
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	49,268
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	168,242
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	110,413
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	271,855
3.70%, 05/15/29 (a)	150,000	166,745
2.13%, 06/15/30 (a)	250,000	247,267
4.30%, 11/15/46 (a)	237,000	278,868
Prudential Financial, Inc.
3.50%, 05/15/24	200,000	218,160
1.50%, 03/10/26 (a)	150,000	153,221
2.10%, 03/10/30 (a)	200,000	201,800
6.63%, 12/01/37	350,000	505,547
3.00%, 03/10/40 (a)	250,000	248,867
5.88%, 09/15/42 (a)(b)	150,000	158,900
5.63%, 06/15/43 (a)(b)	330,000	357,436
5.20%, 03/15/44 (a)(b)	100,000	107,643
4.60%, 05/15/44	300,000	367,230
5.38%, 05/15/45 (a)(b)	150,000	165,983
4.50%, 09/15/47 (a)(b)	100,000	108,207
3.91%, 12/07/47 (a)	350,000	390,344
5.70%, 09/15/48 (a)(b)	150,000	174,032
3.94%, 12/07/49 (a)	100,000	112,441

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.35%, 02/25/50 (a)	150,000	179,361
3.70%, 10/01/50 (a)(b)	200,000	208,448
3.70%, 03/13/51 (a)	200,000	216,958
Prudential PLC
3.13%, 04/14/30	100,000	106,998
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	221,982
3.15%, 06/15/30 (a)	200,000	210,814
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	164,367
The Allstate Corp.
3.15%, 06/15/23	100,000	105,734
0.75%, 12/15/25 (a)	150,000	149,348
3.28%, 12/15/26 (a)	150,000	166,049
5.35%, 06/01/33	250,000	320,825
5.55%, 05/09/35	150,000	203,078
4.50%, 06/15/43	200,000	246,158
4.20%, 12/15/46 (a)	100,000	119,410
3.85%, 08/10/49 (a)	100,000	114,483
5.75%, 08/15/53 (a)(b)	290,000	312,724
The Chubb Corp.
6.50%, 05/15/38	100,000	148,870
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	199,240
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	156,437
6.10%, 10/01/41	230,000	319,739
4.40%, 03/15/48 (a)	100,000	118,346
3.60%, 08/19/49 (a)	100,000	105,606
The Progressive Corp.
2.45%, 01/15/27	200,000	213,008
4.00%, 03/01/29 (a)	150,000	171,857
3.20%, 03/26/30 (a)	100,000	108,727
6.25%, 12/01/32	150,000	205,697
3.70%, 01/26/45	200,000	222,034
4.20%, 03/15/48 (a)	250,000	300,322
3.95%, 03/26/50 (a)	100,000	116,497
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	223,180
5.35%, 11/01/40	100,000	136,909
4.60%, 08/01/43	200,000	252,500
4.00%, 05/30/47 (a)	300,000	353,193
4.10%, 03/04/49 (a)	100,000	120,094
2.55%, 04/27/50 (a)	400,000	368,296
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	152,709
UnitedHealth Group, Inc.
3.35%, 07/15/22	550,000	569,305
2.38%, 10/15/22	150,000	154,448
2.75%, 02/15/23 (a)	195,000	202,143
3.50%, 02/15/24	150,000	162,419
3.75%, 07/15/25	480,000	535,771
1.25%, 01/15/26	150,000	151,953
3.38%, 04/15/27	250,000	278,430
2.95%, 10/15/27	500,000	546,195
3.85%, 06/15/28	250,000	285,295
3.88%, 12/15/28	150,000	171,918
2.88%, 08/15/29	200,000	214,236
2.00%, 05/15/30	250,000	249,045
4.63%, 07/15/35	200,000	248,330
5.80%, 03/15/36	393,000	546,922
6.63%, 11/15/37	250,000	373,202
6.88%, 02/15/38	250,000	380,925
3.50%, 08/15/39 (a)	250,000	271,602
2.75%, 05/15/40 (a)	300,000	294,756
5.70%, 10/15/40 (a)	100,000	138,137
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 10/15/42 (a)	100,000	115,544
4.25%, 03/15/43 (a)	100,000	119,178
4.75%, 07/15/45	350,000	446,376
4.20%, 01/15/47 (a)	150,000	177,008
4.25%, 04/15/47 (a)	100,000	119,441
3.75%, 10/15/47 (a)	200,000	222,028
4.25%, 06/15/48 (a)	250,000	300,762
4.45%, 12/15/48 (a)	425,000	526,664
3.70%, 08/15/49 (a)	300,000	332,235
2.90%, 05/15/50 (a)	250,000	243,037
3.88%, 08/15/59 (a)	250,000	285,527
3.13%, 05/15/60 (a)	150,000	149,385
Unum Group
4.50%, 03/15/25 (a)	175,000	196,406
4.00%, 06/15/29 (a)	150,000	165,711
5.75%, 08/15/42	100,000	121,295
4.50%, 12/15/49 (a)	100,000	105,028
Voya Financial, Inc.
3.65%, 06/15/26	150,000	167,094
5.70%, 07/15/43	150,000	201,125
4.70%, 01/23/48 (a)(b)	100,000	104,871
5.65%, 05/15/53 (a)(b)	100,000	106,576
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	216,470
4.50%, 09/15/28 (a)	250,000	288,320
2.95%, 09/15/29 (a)	200,000	210,416
3.88%, 09/15/49 (a)	150,000	165,395
WR Berkley Corp.
4.00%, 05/12/50 (a)	150,000	166,055
3.55%, 03/30/52 (a)	100,000	102,789
XLIT Ltd.
4.45%, 03/31/25	150,000	169,317
5.25%, 12/15/43	130,000	176,133
		60,791,028
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	154,955
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	164,220
4.50%, 07/30/29 (a)	150,000	174,384
2.75%, 12/15/29 (a)	150,000	155,370
4.70%, 07/01/30 (a)	200,000	235,814
3.38%, 08/15/31 (a)	250,000	269,420
2.00%, 05/18/32 (a)	200,000	191,138
1.88%, 02/01/33 (a)	250,000	232,235
4.85%, 04/15/49 (a)	100,000	123,956
4.00%, 02/01/50 (a)	100,000	110,304
3.00%, 05/18/51 (a)	200,000	187,336
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	164,163
3.30%, 07/15/26 (a)	100,000	108,162
2.85%, 02/01/30 (a)	100,000	101,873
3.88%, 01/30/31 (a)	125,000	136,989
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	111,629
4.90%, 02/15/29 (a)	100,000	115,638
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	272,047
3.45%, 06/01/25 (a)	150,000	164,355
2.95%, 05/11/26 (a)	100,000	108,203
2.90%, 10/15/26 (a)	250,000	269,715
3.30%, 06/01/29 (a)	200,000	215,562
2.30%, 03/01/30 (a)	100,000	100,890
2.45%, 01/15/31 (a)	150,000	151,703
3.90%, 10/15/46 (a)	150,000	168,865

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	524,180
3.13%, 09/01/23 (a)	250,000	262,690
3.80%, 02/01/24 (a)	195,000	209,853
3.65%, 02/01/26 (a)	150,000	165,876
2.75%, 10/01/26 (a)	100,000	107,175
4.50%, 12/01/28 (a)	150,000	173,062
2.90%, 03/15/30 (a)	200,000	204,442
3.25%, 01/30/31 (a)	200,000	210,936
2.55%, 04/01/32 (a)	150,000	147,039
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	163,484
4.55%, 10/01/29 (a)	100,000	111,165
Brixmor Operating Partnership LP
3.25%, 09/15/23 (a)	150,000	158,277
3.85%, 02/01/25 (a)	150,000	163,497
4.13%, 06/15/26 (a)	150,000	167,875
4.13%, 05/15/29 (a)	150,000	166,392
4.05%, 07/01/30 (a)	450,000	496,471
Camden Property Trust
4.10%, 10/15/28 (a)	200,000	226,930
3.15%, 07/01/29 (a)	150,000	161,057
3.35%, 11/01/49 (a)	50,000	52,310
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	100,000	106,731
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	257,500
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	161,388
4.38%, 02/15/29 (a)	100,000	113,296
2.00%, 02/15/31 (a)	250,000	239,130
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	106,131
3.45%, 11/15/29 (a)	100,000	105,436
2.15%, 11/01/30 (a)	150,000	141,371
Digital Realty Trust LP
4.75%, 10/01/25 (a)	200,000	228,762
3.70%, 08/15/27 (a)	150,000	168,219
4.45%, 07/15/28 (a)	150,000	172,656
3.60%, 07/01/29 (a)	150,000	165,663
Duke Realty LP
3.75%, 12/01/24 (a)	150,000	164,112
3.25%, 06/30/26 (a)	230,000	250,583
2.88%, 11/15/29 (a)	50,000	52,075
1.75%, 07/01/30 (a)	150,000	142,322
3.05%, 03/01/50 (a)	50,000	47,326
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	108,760
2.85%, 11/01/26 (a)	150,000	160,934
4.15%, 12/01/28 (a)	150,000	170,631
3.00%, 07/01/29 (a)	100,000	106,215
2.50%, 02/15/30 (a)	200,000	204,424
4.50%, 07/01/44 (a)	150,000	182,457
4.50%, 06/01/45 (a)	100,000	120,636
4.00%, 08/01/47 (a)	100,000	114,468
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	358,641
4.00%, 03/01/29 (a)	150,000	168,355
3.00%, 01/15/30 (a)	100,000	103,994
1.65%, 01/15/31 (a)	150,000	138,930
2.65%, 03/15/32 (a)	150,000	150,144
2.65%, 09/01/50 (a)	250,000	214,492
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	188,748
1.25%, 02/15/26 (a)	150,000	150,282
3.25%, 07/15/27 (a)	100,000	107,490
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 06/01/30 (a)	100,000	107,693
4.50%, 12/01/44 (a)	100,000	115,568
Healthcare Realty Trust, Inc.
2.05%, 03/15/31 (a)	250,000	239,330
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	220,846
3.10%, 02/15/30 (a)	150,000	157,188
2.00%, 03/15/31 (a)	250,000	238,285
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	200,000	216,194
3.25%, 07/15/26 (a)	250,000	272,550
3.50%, 07/15/29 (a)	150,000	164,393
3.00%, 01/15/30 (a)	100,000	104,816
2.88%, 01/15/31 (a)	250,000	258,822
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	111,596
3.05%, 02/15/30 (a)	150,000	155,817
2.60%, 02/01/31 (a)	150,000	149,285
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	106,949
4.00%, 06/15/25 (a)	180,000	195,129
3.38%, 12/15/29 (a)	150,000	153,221
3.50%, 09/15/30 (a)	225,000	232,119
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	114,238
3.25%, 01/15/30 (a)	250,000	260,042
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	115,107
4.25%, 08/15/29 (a)	195,000	217,747
3.05%, 02/15/30 (a)	150,000	154,797
2.50%, 11/15/32 (a)	150,000	145,295
Kimco Realty Corp.
3.40%, 11/01/22 (a)	245,000	254,354
3.30%, 02/01/25 (a)	250,000	271,085
1.90%, 03/01/28 (a)	200,000	199,344
2.70%, 10/01/30 (a)	200,000	203,434
4.25%, 04/01/45 (a)	250,000	280,565
4.13%, 12/01/46 (a)	100,000	109,961
Lexington Realty Trust
2.70%, 09/15/30 (a)	150,000	151,055
Life Storage LP
3.88%, 12/15/27 (a)	150,000	168,445
4.00%, 06/15/29 (a)	100,000	110,676
2.20%, 10/15/30 (a)	150,000	145,905
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	111,643
3.60%, 06/01/27 (a)	150,000	166,594
4.20%, 06/15/28 (a)	150,000	170,329
3.95%, 03/15/29 (a)	50,000	56,134
2.75%, 03/15/30 (a)	100,000	102,908
1.70%, 02/15/31 (a)	150,000	140,285
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	95,893
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	282,660
2.50%, 04/15/30 (a)	100,000	100,595
4.80%, 10/15/48 (a)	100,000	120,608
3.10%, 04/15/50 (a)	100,000	94,005
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	154,347
4.25%, 05/15/24 (a)	150,000	160,251
4.50%, 02/01/25 (a)	225,000	243,403
2.65%, 06/15/26 (a)	200,000	201,578

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	542,569
4.75%, 01/15/28 (a)	100,000	112,046
3.63%, 10/01/29 (a)	150,000	158,574
3.38%, 02/01/31 (a)	250,000	254,035
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	113,070
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	104,192
3.15%, 08/15/30 (a)	150,000	149,819
Prologis LP
2.13%, 04/15/27 (a)	150,000	155,841
4.38%, 02/01/29 (a)	150,000	175,242
2.25%, 04/15/30 (a)	250,000	251,580
1.25%, 10/15/30 (a)	200,000	185,482
1.63%, 03/15/31 (a)	100,000	94,937
3.00%, 04/15/50 (a)	150,000	146,570
2.13%, 10/15/50 (a)	200,000	164,684
Public Storage
0.88%, 02/15/26 (a)	125,000	124,603
3.09%, 09/15/27 (a)	150,000	164,096
1.85%, 05/01/28 (a)	150,000	150,597
3.39%, 05/01/29 (a)	150,000	165,206
Realty Income Corp.
4.65%, 08/01/23 (a)	300,000	324,006
3.88%, 04/15/25 (a)	150,000	165,961
0.75%, 03/15/26 (a)	250,000	244,940
4.13%, 10/15/26 (a)	100,000	113,627
3.00%, 01/15/27 (a)	330,000	356,176
3.25%, 01/15/31 (a)	200,000	214,948
4.65%, 03/15/47 (a)	150,000	186,918
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	166,819
3.70%, 06/15/30 (a)	100,000	109,680
4.40%, 02/01/47 (a)	100,000	111,769
4.65%, 03/15/49 (a)	100,000	116,341
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	200,000	218,508
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	156,573
Simon Property Group LP
2.75%, 02/01/23 (a)	200,000	207,120
2.00%, 09/13/24 (a)	250,000	260,612
3.38%, 10/01/24 (a)	400,000	431,464
3.50%, 09/01/25 (a)	250,000	274,552
3.30%, 01/15/26 (a)	250,000	271,705
3.25%, 11/30/26 (a)	250,000	273,197
3.38%, 12/01/27 (a)	250,000	273,552
2.45%, 09/13/29 (a)	250,000	254,597
2.65%, 07/15/30 (a)	250,000	254,250
6.75%, 02/01/40 (a)	250,000	360,292
4.25%, 11/30/46 (a)	150,000	168,502
3.25%, 09/13/49 (a)	150,000	144,015
3.80%, 07/15/50 (a)	250,000	264,392
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	158,055
4.70%, 06/01/27 (a)	100,000	111,507
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	103,256
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	112,133
3.40%, 01/15/30 (a)	150,000	157,730
3.20%, 02/15/31 (a)	150,000	153,894
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	112,158
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	107,366
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	161,192
3.50%, 01/15/28 (a)	250,000	271,862
3.20%, 01/15/30 (a)	150,000	159,728
2.10%, 08/01/32 (a)	150,000	141,974
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	107,600
2.65%, 01/15/25 (a)	300,000	316,449
3.50%, 02/01/25 (a)	150,000	162,765
3.25%, 10/15/26 (a)	100,000	109,011
3.85%, 04/01/27 (a)	250,000	279,602
4.40%, 01/15/29 (a)	250,000	284,485
4.75%, 11/15/30 (a)	100,000	118,091
5.70%, 09/30/43 (a)	100,000	127,638
4.38%, 02/01/45 (a)	100,000	109,792
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	219,174
3.95%, 08/15/27 (a)	150,000	168,300
3.40%, 01/15/28 (a)	200,000	216,494
2.20%, 06/15/28 (a)	200,000	201,544
3.10%, 12/15/29 (a)	100,000	105,498
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	160,055
2.15%, 06/01/26 (a)	200,000	202,108
Welltower, Inc.
4.50%, 01/15/24 (a)	200,000	217,990
3.63%, 03/15/24 (a)	300,000	323,718
4.00%, 06/01/25 (a)	300,000	332,712
4.25%, 04/01/26 (a)	350,000	396,375
4.13%, 03/15/29 (a)	150,000	168,274
2.75%, 01/15/31 (a)	250,000	254,285
4.95%, 09/01/48 (a)	100,000	121,988
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	109,326
4.25%, 10/01/26 (a)	150,000	169,408
2.40%, 02/01/31 (a)	200,000	196,270
2.25%, 04/01/33 (a)	100,000	94,495
		37,898,984
		418,745,389

Industrial 16.1%
Basic Industry 0.7%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	256,595
2.05%, 05/15/30 (a)	200,000	201,024
2.70%, 05/15/40 (a)	200,000	196,452
2.80%, 05/15/50 (a)	200,000	191,488
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	60,598
Barrick Gold Corp.
5.25%, 04/01/42	300,000	382,839
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	132,985
5.75%, 05/01/43	150,000	202,997
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	339,710
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	216,178
6.42%, 03/01/26	150,000	186,018
4.13%, 02/24/42	95,000	112,377
5.00%, 09/30/43	600,000	796,254

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	160,442
Celanese US Holdings LLC
4.63%, 11/15/22	100,000	105,955
3.50%, 05/08/24 (a)	100,000	107,669
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	217,286
3.88%, 11/02/27 (a)	200,000	216,466
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	400,000	435,176
4.49%, 11/15/25 (a)	400,000	456,536
4.73%, 11/15/28 (a)	400,000	472,476
5.32%, 11/15/38 (a)	350,000	448,175
5.42%, 11/15/48 (a)	400,000	534,692
Eastman Chemical Co.
3.60%, 08/15/22 (a)	200,000	206,112
3.80%, 03/15/25 (a)	150,000	164,351
4.50%, 12/01/28 (a)	250,000	290,430
4.80%, 09/01/42 (a)	250,000	301,620
Ecolab, Inc.
2.38%, 08/10/22 (a)	150,000	153,497
2.70%, 11/01/26 (a)	150,000	161,355
3.25%, 12/01/27 (a)	150,000	166,034
4.80%, 03/24/30 (a)	200,000	241,814
1.30%, 01/30/31 (a)	200,000	185,912
5.50%, 12/08/41	150,000	203,649
2.13%, 08/15/50 (a)	250,000	210,332
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	205,990
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100,000	111,155
5.50%, 01/17/27	100,000	115,051
FMC Corp.
3.20%, 10/01/26 (a)	100,000	108,397
3.45%, 10/01/29 (a)	100,000	108,248
4.50%, 10/01/49 (a)	100,000	117,992
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	214,827
8.88%, 05/15/31	100,000	155,803
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	157,791
4.50%, 05/01/29 (a)	100,000	113,222
2.95%, 06/15/31 (a)	250,000	252,170
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	114,614
4.38%, 06/01/47 (a)	200,000	228,366
5.00%, 09/26/48 (a)	150,000	186,809
International Paper Co.
3.80%, 01/15/26 (a)	150,000	167,873
5.00%, 09/15/35 (a)	250,000	310,072
7.30%, 11/15/39	100,000	153,108
6.00%, 11/15/41 (a)	200,000	276,218
4.80%, 06/15/44 (a)	100,000	123,594
4.40%, 08/15/47 (a)	400,000	478,500
4.35%, 08/15/48 (a)	100,000	119,476
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	150,000
4.50%, 07/15/27 (a)	100,000	115,113
Linde, Inc.
2.65%, 02/05/25 (a)	250,000	266,242
3.20%, 01/30/26 (a)	150,000	165,069
1.10%, 08/10/30 (a)	200,000	185,652
2.00%, 08/10/50 (a)	250,000	205,518
Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance BV
4.00%, 07/15/23	150,000	160,782
5.25%, 07/15/43	150,000	188,165
4.88%, 03/15/44 (a)	150,000	181,625
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	273,752
LYB International Finance III LLC
2.88%, 05/01/25 (a)	100,000	106,766
1.25%, 10/01/25 (a)	200,000	200,782
3.38%, 05/01/30 (a)	300,000	323,160
2.25%, 10/01/30 (a)	250,000	246,597
3.38%, 10/01/40 (a)	250,000	252,735
4.20%, 10/15/49 (a)	100,000	110,253
4.20%, 05/01/50 (a)	250,000	275,472
3.63%, 04/01/51 (a)	250,000	252,167
3.80%, 10/01/60 (a)	150,000	150,162
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	115,538
NewMarket Corp.
2.70%, 03/18/31 (a)	200,000	199,316
Newmont Corp.
3.70%, 03/15/23 (a)	27,000	28,314
2.80%, 10/01/29 (a)	100,000	104,295
2.25%, 10/01/30 (a)	100,000	99,016
5.88%, 04/01/35	100,000	133,526
4.88%, 03/15/42 (a)	330,000	408,210
5.45%, 06/09/44 (a)	100,000	132,845
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	260,350
3.95%, 05/01/28 (a)	250,000	283,637
2.70%, 06/01/30 (a)	250,000	259,392
2.98%, 12/15/55 (a)(c)	200,000	186,942
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	200,754
1.90%, 05/13/23	200,000	205,480
3.63%, 03/15/24 (a)	200,000	214,862
3.38%, 03/15/25 (a)	180,000	195,158
4.20%, 04/01/29 (a)	100,000	114,402
5.88%, 12/01/36	200,000	267,430
6.13%, 01/15/41 (a)	145,000	200,803
4.90%, 06/01/43 (a)	250,000	305,852
5.25%, 01/15/45 (a)	150,000	193,061
5.00%, 04/01/49 (a)	100,000	127,934
3.95%, 05/13/50 (a)	200,000	223,438
Packaging Corp. of America
4.50%, 11/01/23 (a)	300,000	325,485
3.40%, 12/15/27 (a)	100,000	110,328
3.00%, 12/15/29 (a)	150,000	158,397
4.05%, 12/15/49 (a)	100,000	113,822
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	104,549
2.40%, 08/15/24 (a)	100,000	105,312
2.80%, 08/15/29 (a)	100,000	105,125
2.55%, 06/15/30 (a)	200,000	205,576
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	195,590
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	141,077
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	166,796
7.13%, 07/15/28	100,000	135,173
5.20%, 11/02/40	250,000	332,692
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	257,318
4.13%, 08/21/42 (a)	200,000	239,014

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rohm & Haas Co.
7.85%, 07/15/29	250,000	340,362
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	113,887
4.25%, 01/15/48 (a)	100,000	105,637
Southern Copper Corp.
3.88%, 04/23/25	250,000	273,720
7.50%, 07/27/35	300,000	427,635
6.75%, 04/16/40	100,000	138,576
5.25%, 11/08/42	250,000	303,697
5.88%, 04/23/45	250,000	328,450
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	106,231
2.40%, 06/15/25 (a)	150,000	157,469
5.00%, 12/15/26 (a)	200,000	209,440
1.65%, 10/15/27 (a)	150,000	149,063
3.45%, 04/15/30 (a)	100,000	108,346
3.25%, 10/15/50 (a)	150,000	145,113
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	473,804
5.00%, 01/15/30 (a)	200,000	224,640
3.75%, 01/15/31 (a)	250,000	259,470
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	214,236
6.13%, 10/01/35	75,000	94,302
6.00%, 08/15/40 (a)	100,000	125,511
6.25%, 07/15/41 (a)	100,000	130,116
5.20%, 03/01/42 (a)	150,000	174,470
5.40%, 02/01/43 (a)	100,000	119,742
The Dow Chemical Co.
3.50%, 10/01/24 (a)	150,000	163,655
3.63%, 05/15/26 (a)	150,000	166,271
7.38%, 11/01/29	174,000	239,248
2.10%, 11/15/30 (a)	250,000	244,377
4.25%, 10/01/34 (a)	150,000	171,249
9.40%, 05/15/39	100,000	172,269
5.25%, 11/15/41 (a)	100,000	126,526
4.38%, 11/15/42 (a)	250,000	289,487
4.63%, 10/01/44 (a)	100,000	118,987
5.55%, 11/30/48 (a)	150,000	202,239
4.80%, 05/15/49 (a)	300,000	370,359
3.60%, 11/15/50 (a)	250,000	257,100
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	311,340
4.05%, 11/15/27 (a)	250,000	279,160
4.88%, 11/15/41 (a)	100,000	115,005
5.63%, 11/15/43 (a)	100,000	128,630
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	107,265
3.45%, 08/01/25 (a)	200,000	218,466
3.45%, 06/01/27 (a)	250,000	276,602
2.95%, 08/15/29 (a)	200,000	212,560
2.30%, 05/15/30 (a)	100,000	100,604
4.00%, 12/15/42 (a)	100,000	111,532
4.50%, 06/01/47 (a)	350,000	422,044
3.80%, 08/15/49 (a)	100,000	109,561
3.30%, 05/15/50 (a)	100,000	101,848
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	544,896
3.75%, 07/08/30 (a)	400,000	425,100
8.25%, 01/17/34	100,000	145,166
6.88%, 11/21/36	350,000	477,680
6.88%, 11/10/39	200,000	276,304
Vale S.A.
5.63%, 09/11/42	100,000	124,817
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	109,810
3.38%, 06/15/30 (a)	250,000	265,180
5.00%, 08/15/46 (a)	100,000	121,739
4.38%, 11/15/47 (a)	100,000	112,812
WestRock MWV LLC
7.95%, 02/15/31	150,000	212,232
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	170,246
4.00%, 04/15/30 (a)	150,000	169,446
7.38%, 03/15/32	250,000	359,205
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	329,946
4.65%, 03/15/26 (a)	150,000	172,394
4.00%, 03/15/28 (a)	150,000	168,975
3.90%, 06/01/28 (a)	100,000	112,301
4.90%, 03/15/29 (a)	100,000	119,034
3.00%, 06/15/33 (a)	250,000	259,522
		37,918,697
Capital Goods 1.5%
3M Co.
2.00%, 06/26/22	263,000	268,176
2.25%, 03/15/23 (a)	250,000	258,730
3.25%, 02/14/24 (a)	250,000	268,610
2.00%, 02/14/25 (a)	150,000	157,205
2.65%, 04/15/25 (a)	150,000	160,626
3.00%, 08/07/25	100,000	109,185
2.88%, 10/15/27 (a)	250,000	272,247
3.63%, 09/14/28 (a)	150,000	169,368
3.38%, 03/01/29 (a)	350,000	388,801
3.05%, 04/15/30 (a)	200,000	217,972
3.88%, 06/15/44	100,000	115,324
3.13%, 09/19/46 (a)	100,000	103,138
4.00%, 09/14/48 (a)	250,000	297,070
3.25%, 08/26/49 (a)	200,000	212,674
3.70%, 04/15/50 (a)	100,000	114,394
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	256,230
3.80%, 04/03/28 (a)	200,000	227,184
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	97,890
Allegion PLC
3.50%, 10/01/29 (a)	100,000	107,509
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	250,000	267,580
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	115,544
Amcor Flexibles North America, Inc.
2.63%, 06/19/30 (a)	250,000	253,882
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	106,631
2.05%, 03/01/25 (a)	100,000	104,123
2.80%, 02/15/30 (a)	150,000	156,089
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	102,150
Berry Global, Inc.
1.57%, 01/15/26 (a)(c)	350,000	350,983
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	167,420
2.75%, 03/01/30 (a)	150,000	154,245
Carrier Global Corp.
2.24%, 02/15/25 (a)	425,000	444,707
2.49%, 02/15/27 (a)	350,000	368,074
2.72%, 02/15/30 (a)	400,000	411,844

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.70%, 02/15/31 (a)(c)	250,000	255,690
3.38%, 04/05/40 (a)	350,000	357,528
3.58%, 04/05/50 (a)(c)	325,000	332,368
Caterpillar Financial Services Corp.
1.90%, 09/06/22	150,000	153,261
1.95%, 11/18/22	150,000	153,846
2.63%, 03/01/23	100,000	104,189
0.65%, 07/07/23	400,000	403,068
0.45%, 09/14/23	250,000	250,952
3.65%, 12/07/23	250,000	270,765
2.85%, 05/17/24	100,000	107,087
3.30%, 06/09/24	200,000	216,970
2.15%, 11/08/24	150,000	158,171
3.25%, 12/01/24	100,000	109,291
1.45%, 05/15/25	300,000	308,424
0.80%, 11/13/25	200,000	199,976
2.40%, 08/09/26	362,000	385,226
1.10%, 09/14/27	250,000	246,720
Caterpillar, Inc.
3.40%, 05/15/24 (a)	135,000	146,166
2.60%, 09/19/29 (a)	100,000	105,805
2.60%, 04/09/30 (a)	200,000	210,620
5.20%, 05/27/41	150,000	201,459
3.80%, 08/15/42	350,000	405,251
4.30%, 05/15/44 (a)	100,000	123,467
3.25%, 09/19/49 (a)	100,000	106,414
3.25%, 04/09/50 (a)	400,000	427,524
4.75%, 05/15/64 (a)	100,000	138,955
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	257,145
4.20%, 01/15/24	200,000	217,820
1.88%, 01/15/26 (a)	250,000	255,230
CNH Industrial N.V.
4.50%, 08/15/23	100,000	108,396
3.85%, 11/15/27 (a)	100,000	111,645
Crane Co.
4.45%, 12/15/23 (a)	100,000	108,392
Deere & Co.
2.75%, 04/15/25 (a)	150,000	161,348
5.38%, 10/16/29	362,000	457,018
3.10%, 04/15/30 (a)	150,000	164,051
3.90%, 06/09/42 (a)	100,000	118,710
2.88%, 09/07/49 (a)	100,000	100,056
3.75%, 04/15/50 (a)	300,000	348,909
Dover Corp.
3.15%, 11/15/25 (a)	150,000	162,248
5.38%, 03/01/41 (a)	100,000	126,796
Eaton Corp.
2.75%, 11/02/22	350,000	362,316
3.10%, 09/15/27 (a)	150,000	163,781
4.00%, 11/02/32	196,000	226,192
4.15%, 11/02/42	150,000	173,936
3.92%, 09/15/47 (a)	100,000	111,617
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	246,312
1.80%, 10/15/27 (a)	150,000	153,560
5.25%, 11/15/39	100,000	132,423
2.75%, 10/15/50 (a)	200,000	192,356
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	260,202
Fortive Corp.
4.30%, 06/15/46 (a)	180,000	208,530
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	161,393
3.25%, 09/15/29 (a)	200,000	214,012
Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	307,374
3.38%, 05/15/23 (a)	100,000	105,877
1.88%, 08/15/23 (a)	250,000	258,222
2.38%, 11/15/24 (a)	250,000	264,860
3.25%, 04/01/25 (a)	100,000	108,854
3.50%, 04/01/27 (a)	100,000	111,670
3.75%, 05/15/28 (a)	400,000	453,076
3.63%, 04/01/30 (a)	150,000	168,228
4.25%, 04/01/40 (a)	200,000	238,288
4.25%, 04/01/50 (a)	200,000	246,590
General Electric Co.
2.70%, 10/09/22	200,000	206,368
3.10%, 01/09/23	350,000	364,980
3.38%, 03/11/24	200,000	215,366
3.45%, 05/15/24 (a)	74,000	79,965
5.55%, 01/05/26	100,000	119,295
3.45%, 05/01/27 (a)	350,000	386,004
3.63%, 05/01/30 (a)	200,000	220,110
6.75%, 03/15/32	650,000	884,851
6.15%, 08/07/37	200,000	272,446
5.88%, 01/14/38	670,000	890,383
6.88%, 01/10/39	350,000	513,373
4.25%, 05/01/40 (a)	450,000	511,249
4.13%, 10/09/42	134,000	149,720
4.50%, 03/11/44	225,000	262,170
4.35%, 05/01/50 (a)	650,000	745,127
Honeywell International, Inc.
0.48%, 08/19/22 (a)	350,000	350,262
2.30%, 08/15/24 (a)	200,000	211,344
1.35%, 06/01/25 (a)	300,000	307,092
2.50%, 11/01/26 (a)	300,000	321,609
2.70%, 08/15/29 (a)	150,000	159,272
1.95%, 06/01/30 (a)	200,000	200,962
5.70%, 03/15/37	100,000	134,657
3.81%, 11/21/47 (a)	350,000	404,225
2.80%, 06/01/50 (a)	150,000	148,260
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	108,713
2.30%, 03/15/31 (a)	100,000	99,464
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	109,899
4.20%, 05/01/30 (a)	100,000	113,487
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	208,962
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	161,640
2.65%, 11/15/26 (a)	200,000	215,926
3.90%, 09/01/42 (a)	300,000	348,900
John Deere Capital Corp.
2.95%, 04/01/22	100,000	102,305
0.55%, 07/05/22	250,000	251,107
2.15%, 09/08/22	500,000	512,585
0.25%, 01/17/23	150,000	150,165
2.80%, 03/06/23	200,000	209,250
0.40%, 10/10/23	500,000	501,450
3.45%, 01/10/24	150,000	161,918
2.60%, 03/07/24	150,000	159,147
3.35%, 06/12/24	100,000	108,643
2.05%, 01/09/25	100,000	104,915
0.70%, 01/15/26	100,000	99,320
2.65%, 06/10/26	200,000	216,758
1.75%, 03/09/27	200,000	205,876
3.05%, 01/06/28	250,000	272,260
3.45%, 03/07/29	100,000	111,604
2.80%, 07/18/29	150,000	160,538

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.45%, 01/09/30	100,000	103,984
1.45%, 01/15/31	200,000	190,096
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	210,904
6.00%, 01/15/36	100,000	134,882
4.63%, 07/02/44 (a)	195,000	235,997
5.13%, 09/14/45 (a)	169,000	216,803
4.95%, 07/02/64 (a)	100,000	127,036
Johnson Controls International plc / Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	142,763
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	112,905
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	106,635
3.83%, 04/27/25 (a)	150,000	165,275
4.40%, 06/15/28 (a)	450,000	517,328
2.90%, 12/15/29 (a)	150,000	157,197
1.80%, 01/15/31 (a)	200,000	191,244
6.15%, 12/15/40	95,000	133,574
5.05%, 04/27/45 (a)	100,000	127,405
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	109,123
3.50%, 11/15/27 (a)	100,000	108,849
4.40%, 03/15/29 (a)	100,000	113,461
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	201,684
1.70%, 08/01/27 (a)	150,000	150,278
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	250,000	260,345
2.90%, 03/01/25 (a)	150,000	161,709
3.55%, 01/15/26 (a)	450,000	500,454
3.60%, 03/01/35 (a)	100,000	113,350
4.50%, 05/15/36 (a)	150,000	184,446
4.07%, 12/15/42	200,000	235,188
3.80%, 03/01/45 (a)	150,000	169,304
4.70%, 05/15/46 (a)	250,000	320,325
2.80%, 06/15/50 (a)	250,000	241,145
4.09%, 09/15/52 (a)	538,000	647,063
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	109,900
3.45%, 06/01/27 (a)	50,000	55,006
2.50%, 03/15/30 (a)	100,000	101,100
4.25%, 12/15/47 (a)	100,000	114,059
Masco Corp.
2.00%, 10/01/30 (a)	250,000	241,542
4.50%, 05/15/47 (a)	300,000	353,964
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	104,739
3.63%, 05/15/30 (a)	160,000	174,632
Northrop Grumman Corp.
2.93%, 01/15/25 (a)	500,000	535,330
3.20%, 02/01/27 (a)	100,000	109,209
3.25%, 01/15/28 (a)	500,000	542,645
4.40%, 05/01/30 (a)	150,000	175,269
5.15%, 05/01/40 (a)	100,000	128,605
5.05%, 11/15/40	400,000	511,476
4.75%, 06/01/43	150,000	187,380
4.03%, 10/15/47 (a)	500,000	572,365
5.25%, 05/01/50 (a)	100,000	135,921
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	163,976
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	105,246
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	208,112
2.29%, 04/05/27 (a)	100,000	104,156
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.57%, 02/15/30 (a)	250,000	255,887
3.11%, 02/15/40 (a)	225,000	227,351
3.36%, 02/15/50 (a)	125,000	127,654
Owens Corning
4.20%, 12/01/24 (a)	150,000	165,500
3.95%, 08/15/29 (a)	300,000	335,517
3.88%, 06/01/30 (a)	100,000	111,160
4.30%, 07/15/47 (a)	100,000	112,388
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	159,168
3.30%, 11/21/24 (a)	250,000	270,160
3.25%, 03/01/27 (a)	150,000	164,156
3.25%, 06/14/29 (a)	150,000	162,552
6.25%, 05/15/38	150,000	209,496
4.45%, 11/21/44 (a)	100,000	119,586
4.10%, 03/01/47 (a)	100,000	115,587
4.00%, 06/14/49 (a)	100,000	114,362
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	88,173
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	257,902
3.25%, 06/15/25 (a)	100,000	109,024
4.38%, 06/15/45 (a)	100,000	116,774
Raytheon Technologies Corp.
2.50%, 12/15/22 (a)(c)	150,000	154,305
3.70%, 12/15/23 (a)	100,000	107,364
3.20%, 03/15/24 (a)	200,000	213,820
3.95%, 08/16/25 (a)	350,000	390,866
2.65%, 11/01/26 (a)	150,000	161,109
3.50%, 03/15/27 (a)	350,000	387,782
3.13%, 05/04/27 (a)	200,000	218,172
4.13%, 11/16/28 (a)	450,000	513,994
7.50%, 09/15/29	100,000	138,632
2.25%, 07/01/30 (a)	250,000	250,170
6.05%, 06/01/36	500,000	688,010
6.13%, 07/15/38	450,000	628,339
4.45%, 11/16/38 (a)	200,000	235,850
4.88%, 10/15/40 (c)	150,000	186,721
4.70%, 12/15/41	100,000	122,293
4.50%, 06/01/42	650,000	783,055
4.80%, 12/15/43 (a)	100,000	122,449
4.15%, 05/15/45 (a)	100,000	114,297
3.75%, 11/01/46 (a)	150,000	162,740
4.35%, 04/15/47 (a)	150,000	177,263
4.05%, 05/04/47 (a)	100,000	113,422
4.63%, 11/16/48 (a)	450,000	558,697
3.13%, 07/01/50 (a)	200,000	197,882
Republic Services, Inc.
4.75%, 05/15/23 (a)	82,000	88,065
2.50%, 08/15/24 (a)	300,000	316,962
0.88%, 11/15/25 (a)	200,000	198,640
2.90%, 07/01/26 (a)	200,000	215,652
3.38%, 11/15/27 (a)	150,000	165,245
3.95%, 05/15/28 (a)	100,000	112,786
2.30%, 03/01/30 (a)	300,000	300,813
1.45%, 02/15/31 (a)	250,000	230,722
3.05%, 03/01/50 (a)	100,000	98,429
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	111,651
4.20%, 03/01/49 (a)	100,000	120,787
Roper Technologies, Inc.
0.45%, 08/15/22	250,000	250,540
3.13%, 11/15/22 (a)	150,000	155,039
3.65%, 09/15/23 (a)	100,000	107,018
1.00%, 09/15/25 (a)	250,000	249,702
3.85%, 12/15/25 (a)	250,000	278,380
3.80%, 12/15/26 (a)	150,000	168,236

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.40%, 09/15/27 (a)	250,000	245,970
2.95%, 09/15/29 (a)	100,000	105,408
2.00%, 06/30/30 (a)	250,000	242,255
1.75%, 02/15/31 (a)	250,000	235,732
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	118,906
3.10%, 05/01/50 (a)	200,000	204,622
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	423,812
5.75%, 11/01/40 (a)	150,000	194,715
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	289,702
2.30%, 03/15/30 (a)	200,000	204,732
5.20%, 09/01/40	100,000	129,892
4.85%, 11/15/48 (a)	150,000	195,004
4.00%, 03/15/60 (a)(b)	100,000	106,496
Teledyne Technologies, Inc.
0.65%, 04/01/23	200,000	200,344
2.25%, 04/01/28 (a)	500,000	508,070
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	111,312
3.38%, 03/01/28 (a)	200,000	214,856
3.00%, 06/01/30 (a)	100,000	104,435
2.45%, 03/15/31 (a)	250,000	247,680
The Boeing Co.
1.17%, 02/04/23 (a)	250,000	251,165
2.80%, 03/01/23 (a)	250,000	259,460
4.51%, 05/01/23 (a)	820,000	876,367
1.95%, 02/01/24	275,000	282,719
1.43%, 02/04/24 (a)	500,000	501,670
4.88%, 05/01/25 (a)	600,000	674,436
2.60%, 10/30/25 (a)	50,000	52,158
2.75%, 02/01/26 (a)	250,000	260,950
2.20%, 02/04/26 (a)	750,000	753,292
3.10%, 05/01/26 (a)	350,000	371,931
2.25%, 06/15/26 (a)	50,000	50,863
2.80%, 03/01/27 (a)	300,000	311,808
5.04%, 05/01/27 (a)	450,000	519,223
3.25%, 02/01/28 (a)	250,000	263,982
3.45%, 11/01/28 (a)	150,000	158,681
3.20%, 03/01/29 (a)	150,000	156,176
2.95%, 02/01/30 (a)	150,000	151,764
5.15%, 05/01/30 (a)	800,000	939,800
3.63%, 02/01/31 (a)	350,000	372,400
3.60%, 05/01/34 (a)	100,000	103,569
3.25%, 02/01/35 (a)	150,000	149,724
6.63%, 02/15/38	200,000	261,776
3.55%, 03/01/38 (a)	200,000	199,138
3.50%, 03/01/39 (a)	150,000	147,918
6.88%, 03/15/39	230,000	313,895
5.88%, 02/15/40	100,000	125,150
5.71%, 05/01/40 (a)	600,000	750,564
3.65%, 03/01/47 (a)	150,000	144,732
3.63%, 03/01/48 (a)	50,000	48,068
3.85%, 11/01/48 (a)	100,000	99,386
3.90%, 05/01/49 (a)	100,000	100,803
3.75%, 02/01/50 (a)	175,000	172,926
5.81%, 05/01/50 (a)	1,000,000	1,294,690
3.83%, 03/01/59 (a)	150,000	144,881
3.95%, 08/01/59 (a)	150,000	149,633
5.93%, 05/01/60 (a)	800,000	1,049,296
The Timken Co.
4.50%, 12/15/28 (a)	100,000	110,550
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	161,586
3.75%, 08/21/28 (a)	100,000	111,703
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.75%, 06/15/43	100,000	140,030
4.30%, 02/21/48 (a)	150,000	175,616
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	162,818
3.50%, 03/21/26 (a)	200,000	220,066
3.80%, 03/21/29 (a)	100,000	111,917
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	116,338
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	113,179
3.50%, 06/01/30 (a)	200,000	219,258
4.50%, 06/15/47 (a)	150,000	178,426
4.70%, 03/01/48 (a)	100,000	122,108
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	114,710
3.50%, 05/01/29 (a)	100,000	109,178
2.60%, 02/01/30 (a)	150,000	153,531
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	154,047
3.13%, 03/01/25 (a)	500,000	541,305
0.75%, 11/15/25 (a)	100,000	99,360
3.15%, 11/15/27 (a)	200,000	218,556
1.15%, 03/15/28 (a)	100,000	96,578
4.10%, 03/01/45 (a)	262,000	304,575
4.15%, 07/15/49 (a)	100,000	119,188
2.50%, 11/15/50 (a)	250,000	222,125
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)(h)	100,000	109,092
3.20%, 06/15/25 (a)	200,000	213,588
4.95%, 09/15/28 (a)(g)(h)	250,000	288,612
WW Grainger, Inc.
1.85%, 02/15/25 (a)	250,000	260,250
4.60%, 06/15/45 (a)	100,000	124,744
4.20%, 05/15/47 (a)	200,000	236,688
Xylem, Inc.
3.25%, 11/01/26 (a)	200,000	219,658
1.95%, 01/30/28 (a)	200,000	202,282
2.25%, 01/30/31 (a)	250,000	247,822
		79,678,254
Communications 2.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	165,948
1.35%, 09/15/30 (a)	250,000	230,050
4.50%, 06/15/47 (a)	100,000	120,084
2.50%, 09/15/50 (a)	250,000	214,988
America Movil, S.A.B. de CV
3.13%, 07/16/22	400,000	411,676
3.63%, 04/22/29 (a)	200,000	218,866
2.88%, 05/07/30 (a)	200,000	208,000
6.38%, 03/01/35	200,000	282,212
6.13%, 03/30/40	430,000	599,708
4.38%, 07/16/42	200,000	233,900
4.38%, 04/22/49 (a)	200,000	237,762
American Tower Corp.
3.50%, 01/31/23	100,000	105,070
3.00%, 06/15/23	150,000	157,541
0.60%, 01/15/24	250,000	250,083
5.00%, 02/15/24	350,000	390,446
3.38%, 05/15/24 (a)	100,000	107,509
2.95%, 01/15/25 (a)	150,000	159,912
2.40%, 03/15/25 (a)	250,000	261,813
4.00%, 06/01/25 (a)	150,000	165,909
4.40%, 02/15/26 (a)	200,000	226,392
3.38%, 10/15/26 (a)	150,000	163,788
2.75%, 01/15/27 (a)	150,000	158,186

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 01/15/27 (a)	130,000	139,463
3.55%, 07/15/27 (a)	200,000	219,136
3.60%, 01/15/28 (a)	100,000	109,412
1.50%, 01/31/28 (a)	250,000	242,365
3.95%, 03/15/29 (a)	100,000	111,214
3.80%, 08/15/29 (a)	250,000	275,787
2.90%, 01/15/30 (a)	150,000	155,469
1.88%, 10/15/30 (a)	250,000	238,135
3.70%, 10/15/49 (a)	100,000	103,644
3.10%, 06/15/50 (a)	300,000	280,746
2.95%, 01/15/51 (a)	250,000	228,783
AT&T, Inc.
3.00%, 06/30/22 (a)	600,000	614,928
2.63%, 12/01/22 (a)	250,000	257,263
4.05%, 12/15/23	200,000	218,022
0.90%, 03/25/24 (a)	250,000	250,825
4.45%, 04/01/24 (a)	150,000	165,044
3.95%, 01/15/25 (a)	300,000	332,673
3.40%, 05/15/25 (a)	480,000	526,790
3.60%, 07/15/25 (a)	200,000	220,592
4.13%, 02/17/26 (a)	550,000	621,797
1.70%, 03/25/26 (a)	250,000	252,303
2.95%, 07/15/26 (a)	100,000	108,124
3.80%, 02/15/27 (a)	150,000	167,669
4.25%, 03/01/27 (a)	200,000	227,616
2.30%, 06/01/27 (a)	500,000	518,535
1.65%, 02/01/28 (a)	300,000	296,175
4.10%, 02/15/28 (a)	327,000	370,573
4.35%, 03/01/29 (a)	600,000	687,774
4.30%, 02/15/30 (a)	547,000	624,368
2.75%, 06/01/31 (a)	500,000	507,665
2.25%, 02/01/32 (a)	550,000	530,299
2.55%, 12/01/33 (a)(c)	857,000	831,778
6.15%, 09/15/34	200,000	260,334
4.50%, 05/15/35 (a)	550,000	633,979
5.25%, 03/01/37 (a)	500,000	618,435
4.90%, 08/15/37 (a)	250,000	301,192
4.85%, 03/01/39 (a)	350,000	414,015
6.00%, 08/15/40 (a)	250,000	331,772
5.35%, 09/01/40	250,000	313,627
3.50%, 06/01/41 (a)	550,000	556,088
5.15%, 03/15/42	200,000	244,502
4.90%, 06/15/42	150,000	178,386
4.30%, 12/15/42 (a)	200,000	221,732
3.10%, 02/01/43 (a)	350,000	332,650
4.65%, 06/01/44 (a)	150,000	171,567
4.80%, 06/15/44 (a)	200,000	233,730
4.35%, 06/15/45 (a)	300,000	333,834
4.75%, 05/15/46 (a)	300,000	352,353
5.15%, 11/15/46 (a)	250,000	310,322
5.65%, 02/15/47 (a)	150,000	196,274
5.45%, 03/01/47 (a)	350,000	446,922
4.50%, 03/09/48 (a)	400,000	452,464
4.55%, 03/09/49 (a)	200,000	227,378
5.15%, 02/15/50 (a)	300,000	372,444
3.65%, 06/01/51 (a)	500,000	502,115
3.30%, 02/01/52 (a)	550,000	514,866
3.50%, 09/15/53 (a)(c)	1,485,000	1,419,526
3.55%, 09/15/55 (a)(c)	1,473,000	1,403,622
3.80%, 12/01/57 (a)(c)	1,311,000	1,303,567
3.65%, 09/15/59 (a)(c)	1,274,000	1,230,022
3.85%, 06/01/60 (a)	300,000	302,229
3.50%, 02/01/61 (a)	350,000	332,094
Bell Canada
0.75%, 03/17/24	250,000	250,413
4.46%, 04/01/48 (a)	150,000	178,841
4.30%, 07/29/49 (a)	100,000	116,526
3.65%, 03/17/51 (a)	100,000	105,227
Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	218,798
5.13%, 12/04/28 (a)	250,000	296,607
9.63%, 12/15/30 (g)(h)	400,000	622,780
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	212,548
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	350,000	363,608
4.50%, 02/01/24 (a)	250,000	273,350
4.91%, 07/23/25 (a)	1,000,000	1,137,940
3.75%, 02/15/28 (a)	300,000	327,030
4.20%, 03/15/28 (a)	200,000	223,574
5.05%, 03/30/29 (a)	200,000	233,482
2.80%, 04/01/31 (a)	350,000	349,489
2.30%, 02/01/32 (a)	200,000	188,288
6.38%, 10/23/35 (a)	480,000	628,757
5.38%, 04/01/38 (a)	150,000	178,811
3.50%, 06/01/41 (a)	300,000	288,051
6.48%, 10/23/45 (a)	850,000	1,122,603
5.38%, 05/01/47 (a)	450,000	526,572
5.75%, 04/01/48 (a)	500,000	612,840
5.13%, 07/01/49 (a)	200,000	229,046
4.80%, 03/01/50 (a)	400,000	440,408
3.70%, 04/01/51 (a)	600,000	565,896
3.90%, 06/01/52 (a)	300,000	289,878
6.83%, 10/23/55 (a)	100,000	141,871
3.85%, 04/01/61 (a)	400,000	370,288
4.40%, 12/01/61 (a)	500,000	508,365
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	200,000	226,672
Comcast Corp.
3.00%, 02/01/24 (a)	300,000	319,815
3.60%, 03/01/24	100,000	108,721
3.70%, 04/15/24 (a)	400,000	435,916
3.38%, 02/15/25 (a)	200,000	218,522
3.10%, 04/01/25 (a)	100,000	108,503
3.38%, 08/15/25 (a)	150,000	164,639
3.95%, 10/15/25 (a)	650,000	730,769
3.15%, 03/01/26 (a)	550,000	600,853
2.35%, 01/15/27 (a)	350,000	367,811
3.30%, 02/01/27 (a)	300,000	330,456
3.30%, 04/01/27 (a)	200,000	220,846
3.15%, 02/15/28 (a)	350,000	381,913
3.55%, 05/01/28 (a)	200,000	222,478
4.15%, 10/15/28 (a)	950,000	1,097,364
2.65%, 02/01/30 (a)	300,000	311,091
3.40%, 04/01/30 (a)	250,000	272,980
4.25%, 10/15/30 (a)	350,000	406,920
1.95%, 01/15/31 (a)	300,000	291,051
1.50%, 02/15/31 (a)	400,000	372,976
4.25%, 01/15/33	250,000	293,015
7.05%, 03/15/33	350,000	504,773
4.20%, 08/15/34 (a)	250,000	291,252
5.65%, 06/15/35	100,000	133,827
4.40%, 08/15/35 (a)	150,000	178,232
6.50%, 11/15/35	295,000	422,546
3.20%, 07/15/36 (a)	100,000	105,280
6.45%, 03/15/37	100,000	143,260
6.95%, 08/15/37	150,000	224,990
3.90%, 03/01/38 (a)	250,000	281,525
6.40%, 05/15/38	100,000	144,503
4.60%, 10/15/38 (a)	500,000	605,180
6.55%, 07/01/39	100,000	146,490
3.25%, 11/01/39 (a)	200,000	206,852
6.40%, 03/01/40	150,000	218,601
3.75%, 04/01/40 (a)	500,000	551,085
4.65%, 07/15/42	250,000	305,912

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 01/15/43	100,000	120,386
4.75%, 03/01/44	300,000	373,821
4.60%, 08/15/45 (a)	300,000	366,018
3.40%, 07/15/46 (a)	200,000	207,390
4.00%, 08/15/47 (a)	100,000	113,275
3.97%, 11/01/47 (a)	500,000	563,860
4.00%, 03/01/48 (a)	200,000	225,904
4.70%, 10/15/48 (a)	1,010,000	1,260,248
4.00%, 11/01/49 (a)	400,000	454,688
3.45%, 02/01/50 (a)	400,000	416,280
2.80%, 01/15/51 (a)	400,000	369,768
2.45%, 08/15/52 (a)	400,000	346,392
4.05%, 11/01/52 (a)	250,000	287,130
4.95%, 10/15/58 (a)	350,000	467,733
2.65%, 08/15/62 (a)	300,000	262,206
Crown Castle International Corp.
3.15%, 07/15/23 (a)	150,000	158,150
1.35%, 07/15/25 (a)	200,000	201,994
4.45%, 02/15/26 (a)	195,000	221,109
3.70%, 06/15/26 (a)	100,000	110,416
1.05%, 07/15/26 (a)	150,000	147,207
3.65%, 09/01/27 (a)	200,000	220,334
3.80%, 02/15/28 (a)	150,000	165,698
4.30%, 02/15/29 (a)	100,000	113,397
3.10%, 11/15/29 (a)	200,000	209,972
3.30%, 07/01/30 (a)	200,000	212,118
2.25%, 01/15/31 (a)	200,000	194,152
2.10%, 04/01/31 (a)	200,000	191,246
2.90%, 04/01/41 (a)	250,000	232,880
4.75%, 05/15/47 (a)	200,000	236,128
5.20%, 02/15/49 (a)	150,000	187,970
4.15%, 07/01/50 (a)	150,000	164,246
3.25%, 01/15/51 (a)	200,000	189,980
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)(h)	750,000	1,112,347
9.25%, 06/01/32	150,000	240,990
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	269,322
3.95%, 06/15/25 (a)	250,000	275,130
4.90%, 03/11/26 (a)	100,000	114,432
3.95%, 03/20/28 (a)	250,000	274,575
4.13%, 05/15/29 (a)	300,000	331,113
3.63%, 05/15/30 (a)	250,000	268,195
5.00%, 09/20/37 (a)	150,000	176,594
4.88%, 04/01/43	150,000	172,542
5.20%, 09/20/47 (a)	260,000	306,558
5.30%, 05/15/49 (a)	150,000	179,679
4.65%, 05/15/50 (a)	200,000	223,382
4.00%, 09/15/55 (a)(c)	457,000	457,420
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	250,000	234,500
Fox Corp.
4.03%, 01/25/24 (a)	250,000	271,905
3.05%, 04/07/25 (a)	100,000	107,269
4.71%, 01/25/29 (a)	300,000	348,825
3.50%, 04/08/30 (a)	200,000	216,544
5.48%, 01/25/39 (a)	300,000	374,841
5.58%, 01/25/49 (a)	250,000	321,372
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	238,344
6.63%, 01/15/40	200,000	269,530
5.00%, 05/13/45 (a)	300,000	348,588
5.25%, 05/24/49 (a)	200,000	243,492
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	139,983
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Moody’s Corp.
4.50%, 09/01/22 (a)	150,000	156,000
2.63%, 01/15/23 (a)	150,000	155,276
3.75%, 03/24/25 (a)	200,000	220,104
4.25%, 02/01/29 (a)	150,000	171,920
4.88%, 12/17/48 (a)	150,000	190,773
2.55%, 08/18/60 (a)	250,000	208,623
NBCUniversal Media LLC
6.40%, 04/30/40	100,000	146,570
5.95%, 04/01/41	100,000	141,157
4.45%, 01/15/43	230,000	274,834
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	199,848
4.20%, 06/01/30 (a)	100,000	113,752
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	130,000	141,963
3.60%, 04/15/26 (a)	250,000	277,220
Orange S.A.
9.00%, 03/01/31	400,000	624,588
5.38%, 01/13/42	150,000	198,512
5.50%, 02/06/44 (a)	150,000	203,909
RELX Capital, Inc.
3.50%, 03/16/23 (a)	100,000	105,220
4.00%, 03/18/29 (a)	150,000	168,605
3.00%, 05/22/30 (a)	250,000	263,007
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	155,879
4.10%, 10/01/23 (a)	150,000	161,183
3.63%, 12/15/25 (a)	100,000	110,488
2.90%, 11/15/26 (a)	150,000	161,018
4.50%, 03/15/43 (a)	100,000	113,032
5.45%, 10/01/43 (a)	200,000	255,504
5.00%, 03/15/44 (a)	330,000	398,270
4.30%, 02/15/48 (a)	100,000	111,559
4.35%, 05/01/49 (a)	150,000	168,125
3.70%, 11/15/49 (a)	150,000	153,144
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	223,864
2.50%, 12/01/29 (a)	100,000	103,587
1.25%, 08/15/30 (a)	250,000	232,360
3.25%, 12/01/49 (a)	100,000	103,994
2.30%, 08/15/60 (a)	250,000	204,968
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	500,000	543,690
1.50%, 02/15/26 (a)	250,000	251,070
3.75%, 04/15/27 (a)	750,000	827,302
2.05%, 02/15/28 (a)	550,000	549,318
3.88%, 04/15/30 (a)	1,300,000	1,426,984
2.55%, 02/15/31 (a)	650,000	645,619
2.25%, 11/15/31 (a)	250,000	241,108
4.38%, 04/15/40 (a)	550,000	615,994
3.00%, 02/15/41 (a)	550,000	517,759
4.50%, 04/15/50 (a)	500,000	567,835
3.30%, 02/15/51 (a)	550,000	519,475
3.60%, 11/15/60 (a)	200,000	193,362
TCI Communications, Inc.
7.13%, 02/15/28	230,000	305,129
Telefonica Emisiones S.A.
4.57%, 04/27/23	300,000	322,899
4.10%, 03/08/27	450,000	507,154
7.05%, 06/20/36	365,000	514,803
4.67%, 03/06/38	150,000	171,837
5.21%, 03/08/47	500,000	600,685
4.90%, 03/06/48	300,000	345,270
5.52%, 03/01/49 (a)	300,000	375,060

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Telefonica Europe BV
8.25%, 09/15/30	100,000	143,952
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	393,057
4.30%, 06/15/49 (a)	150,000	173,651
The Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	150,000	175,341
3.38%, 03/01/41 (a)	100,000	100,125
5.40%, 10/01/48 (a)	100,000	128,023
The Walt Disney Co.
1.65%, 09/01/22	200,000	203,572
3.00%, 09/15/22	150,000	155,409
1.75%, 08/30/24 (a)	150,000	155,471
3.70%, 09/15/24 (a)	300,000	328,260
3.35%, 03/24/25	250,000	273,007
3.70%, 10/15/25 (a)	200,000	221,994
1.75%, 01/13/26	550,000	566,951
3.70%, 03/23/27	250,000	281,710
2.20%, 01/13/28	200,000	206,276
2.00%, 09/01/29 (a)	350,000	349,149
3.80%, 03/22/30	200,000	225,312
2.65%, 01/13/31	500,000	517,685
6.55%, 03/15/33	300,000	421,125
6.20%, 12/15/34	150,000	208,626
6.40%, 12/15/35	230,000	331,269
6.15%, 03/01/37	150,000	209,805
4.63%, 03/23/40 (a)	350,000	430,020
3.50%, 05/13/40 (a)	500,000	535,370
4.13%, 12/01/41	150,000	173,624
4.75%, 09/15/44 (a)	150,000	189,131
4.95%, 10/15/45 (a)	200,000	257,856
4.75%, 11/15/46 (a)	100,000	125,977
2.75%, 09/01/49 (a)	350,000	327,890
4.70%, 03/23/50 (a)	300,000	379,311
3.60%, 01/13/51 (a)	600,000	647,916
3.80%, 05/13/60 (a)	300,000	332,208
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	162,326
3.35%, 05/15/26 (a)	150,000	164,471
5.65%, 11/23/43 (a)	150,000	195,926
Time Warner Cable LLC
6.55%, 05/01/37	200,000	266,674
7.30%, 07/01/38	300,000	425,634
6.75%, 06/15/39	250,000	343,052
5.88%, 11/15/40 (a)	324,000	406,186
5.50%, 09/01/41 (a)	250,000	301,207
4.50%, 09/15/42 (a)	300,000	324,507
Time Warner Entertainment Co. LP
8.38%, 03/15/23	357,000	406,009
8.38%, 07/15/33	200,000	298,556
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	200,000	206,332
3.00%, 02/13/26	350,000	380,870
1.85%, 07/30/26	150,000	154,566
2.95%, 06/15/27	200,000	219,062
4.13%, 06/01/44	250,000	290,310
3.00%, 07/30/46	100,000	99,016
Verizon Communications, Inc.
4.15%, 03/15/24 (a)	100,000	109,224
0.75%, 03/22/24	500,000	504,100
3.50%, 11/01/24 (a)	330,000	358,931
3.38%, 02/15/25	500,000	545,135
0.85%, 11/20/25 (a)	700,000	693,441
1.45%, 03/20/26 (a)	200,000	202,264
2.63%, 08/15/26	450,000	478,597
4.13%, 03/16/27	650,000	742,735
3.00%, 03/22/27 (a)	150,000	161,742
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.10%, 03/22/28 (a)	500,000	507,715
4.33%, 09/21/28	800,000	922,672
3.88%, 02/08/29 (a)	200,000	226,038
4.02%, 12/03/29 (a)	800,000	906,592
3.15%, 03/22/30 (a)	250,000	266,545
1.50%, 09/18/30 (a)	450,000	423,387
1.68%, 10/30/30 (a)	517,000	487,117
7.75%, 12/01/30	52,000	75,343
1.75%, 01/20/31 (a)	500,000	471,275
2.55%, 03/21/31 (a)	1,000,000	1,008,120
4.50%, 08/10/33	650,000	767,234
4.40%, 11/01/34 (a)	630,000	739,525
4.27%, 01/15/36	505,000	586,431
5.25%, 03/16/37	400,000	511,740
4.81%, 03/15/39	350,000	429,971
2.65%, 11/20/40 (a)	500,000	462,745
3.40%, 03/22/41 (a)	750,000	766,605
4.75%, 11/01/41	274,000	333,526
3.85%, 11/01/42 (a)	200,000	218,754
6.55%, 09/15/43	100,000	153,209
4.13%, 08/15/46	200,000	226,296
4.86%, 08/21/46	800,000	996,744
5.50%, 03/16/47	100,000	135,189
4.52%, 09/15/48	850,000	1,012,307
5.01%, 04/15/49	225,000	286,213
4.00%, 03/22/50 (a)	150,000	165,497
2.88%, 11/20/50 (a)	500,000	454,480
3.55%, 03/22/51 (a)	1,000,000	1,021,910
5.01%, 08/21/54	250,000	325,000
4.67%, 03/15/55	500,000	620,500
2.99%, 10/30/56 (a)	546,000	491,078
3.00%, 11/20/60 (a)	750,000	672,907
3.70%, 03/22/61 (a)	750,000	762,420
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	150,000	162,146
3.70%, 08/15/24 (a)	250,000	271,552
3.50%, 01/15/25 (a)	330,000	356,921
4.75%, 05/15/25 (a)	200,000	227,022
2.90%, 01/15/27 (a)	150,000	158,966
3.38%, 02/15/28 (a)	250,000	269,962
4.20%, 06/01/29 (a)	150,000	168,861
7.88%, 07/30/30	50,000	70,499
4.95%, 01/15/31 (a)	200,000	237,164
4.20%, 05/19/32 (a)	300,000	338,616
6.88%, 04/30/36	250,000	351,580
4.38%, 03/15/43	250,000	273,010
5.85%, 09/01/43 (a)	450,000	581,989
5.25%, 04/01/44 (a)	100,000	121,314
4.90%, 08/15/44 (a)	195,000	227,444
4.60%, 01/15/45 (a)	130,000	146,719
4.95%, 05/19/50 (a)	200,000	238,868
Vodafone Group PLC
2.50%, 09/26/22	250,000	257,085
3.75%, 01/16/24	200,000	217,424
4.13%, 05/30/25	250,000	280,315
4.38%, 05/30/28	750,000	865,087
7.88%, 02/15/30	150,000	212,409
6.15%, 02/27/37	400,000	540,144
5.00%, 05/30/38	250,000	305,070
4.38%, 02/19/43	350,000	396,886
5.25%, 05/30/48	600,000	762,024
4.88%, 06/19/49	350,000	423,717
4.25%, 09/17/50	250,000	278,622
5.13%, 06/19/59	100,000	124,431
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	210,884
3.38%, 07/08/30 (a)	200,000	202,560

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WPP Finance 2010
3.63%, 09/07/22	100,000	104,070
3.75%, 09/19/24	100,000	109,475
		130,675,001
Consumer Cyclical 1.9%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	200,000	198,952
3.90%, 04/15/30 (a)	100,000	110,426
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	150,000	156,252
3.60%, 11/28/24 (a)	400,000	434,624
3.40%, 12/06/27 (a)	500,000	546,895
2.13%, 02/09/31 (a)	400,000	388,976
4.50%, 11/28/34 (a)	250,000	288,677
4.00%, 12/06/37 (a)	200,000	219,014
2.70%, 02/09/41 (a)	250,000	232,973
4.20%, 12/06/47 (a)	200,000	224,412
3.15%, 02/09/51 (a)	300,000	286,677
4.40%, 12/06/57 (a)	200,000	231,994
3.25%, 02/09/61 (a)	200,000	190,596
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	236,539
2.40%, 02/22/23 (a)	200,000	207,100
0.25%, 05/12/23	300,000	300,495
0.40%, 06/03/23	250,000	250,995
0.45%, 05/12/24	500,000	501,095
2.80%, 08/22/24 (a)	450,000	482,116
3.80%, 12/05/24 (a)	195,000	215,690
0.80%, 06/03/25 (a)	150,000	150,810
5.20%, 12/03/25 (a)	100,000	118,442
1.00%, 05/12/26 (a)	500,000	500,025
1.20%, 06/03/27 (a)	300,000	299,277
3.15%, 08/22/27 (a)	600,000	662,886
1.65%, 05/12/28 (a)	500,000	503,575
1.50%, 06/03/30 (a)	450,000	435,366
2.10%, 05/12/31 (a)	600,000	602,160
4.80%, 12/05/34 (a)	150,000	190,149
3.88%, 08/22/37 (a)	600,000	690,966
2.88%, 05/12/41 (a)	400,000	399,228
4.95%, 12/05/44 (a)	330,000	432,079
4.05%, 08/22/47 (a)	750,000	877,035
2.50%, 06/03/50 (a)	550,000	495,665
3.10%, 05/12/51 (a)	650,000	653,087
4.25%, 08/22/57 (a)	550,000	669,982
2.70%, 06/03/60 (a)	400,000	360,040
3.25%, 05/12/61 (a)	500,000	504,690
American Honda Finance Corp.
2.20%, 06/27/22	200,000	204,252
2.05%, 01/10/23	150,000	154,295
1.95%, 05/10/23	200,000	206,502
0.88%, 07/07/23	250,000	252,837
0.65%, 09/08/23	250,000	251,825
2.90%, 02/16/24	390,000	415,167
2.40%, 06/27/24	300,000	317,244
2.15%, 09/10/24	250,000	262,490
1.20%, 07/08/25	250,000	253,625
1.00%, 09/10/25	250,000	251,027
2.30%, 09/09/26	300,000	317,394
2.35%, 01/08/27	50,000	52,900
3.50%, 02/15/28	100,000	111,304
2.00%, 03/24/28	250,000	254,910
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	109,028
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aptiv PLC
4.25%, 01/15/26 (a)	100,000	113,237
4.35%, 03/15/29 (a)	150,000	171,368
5.40%, 03/15/49 (a)	100,000	130,194
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	270,337
4.75%, 06/01/30 (a)	250,000	294,392
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	258,410
3.13%, 07/15/23 (a)	100,000	105,075
3.25%, 04/15/25 (a)	200,000	215,960
3.75%, 04/18/29 (a)	150,000	165,930
4.00%, 04/15/30 (a)	150,000	168,648
1.65%, 01/15/31 (a)	250,000	233,768
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	115,363
1.95%, 10/01/30 (a)	250,000	240,050
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	114,373
3.88%, 08/15/30 (a)	250,000	267,322
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	260,240
3.60%, 06/01/26 (a)	150,000	166,172
4.63%, 04/13/30 (a)	450,000	528,484
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	108,839
2.65%, 07/01/27 (a)	250,000	263,792
4.38%, 03/15/45 (a)	100,000	111,006
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	116,108
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	107,363
3.70%, 01/15/31 (a)	250,000	267,722
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	213,394
3.00%, 05/18/27 (a)	400,000	439,788
1.38%, 06/20/27 (a)	250,000	251,742
1.60%, 04/20/30 (a)	100,000	97,279
1.75%, 04/20/32 (a)	400,000	387,536
Cummins, Inc.
0.75%, 09/01/25 (a)	250,000	248,935
1.50%, 09/01/30 (a)	250,000	237,805
4.88%, 10/01/43 (a)	150,000	193,749
2.60%, 09/01/50 (a)	250,000	228,493
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	275,020
2.60%, 10/15/25 (a)	175,000	185,357
1.40%, 10/15/27 (a)	150,000	147,828
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	300,234
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	221,936
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	104,616
3.88%, 04/15/27 (a)	200,000	225,194
4.13%, 05/01/28 (a)	100,000	113,640
3.50%, 04/03/30 (a)	200,000	218,000
4.13%, 04/03/50 (a)	100,000	113,043
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	106,042
4.00%, 05/15/25 (a)	300,000	332,682
4.20%, 05/15/28 (a)	250,000	283,345
eBay, Inc.
2.75%, 01/30/23 (a)	300,000	311,550
3.45%, 08/01/24 (a)	200,000	216,076

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.90%, 03/11/25 (a)	250,000	259,522
3.60%, 06/05/27 (a)	150,000	166,746
2.70%, 03/11/30 (a)	100,000	102,428
4.00%, 07/15/42 (a)	150,000	160,617
Expedia Group, Inc.
3.60%, 12/15/23 (a)	200,000	213,100
4.50%, 08/15/24 (a)	150,000	165,497
5.00%, 02/15/26 (a)	200,000	228,320
4.63%, 08/01/27 (a)	200,000	226,816
3.80%, 02/15/28 (a)	200,000	215,930
3.25%, 02/15/30 (a)	200,000	205,738
2.95%, 03/15/31 (a)(c)	100,000	100,064
General Motors Co.
4.88%, 10/02/23	462,000	505,567
5.40%, 10/02/23	250,000	276,577
6.13%, 10/01/25 (a)	450,000	535,401
4.20%, 10/01/27 (a)	300,000	335,751
6.80%, 10/01/27 (a)	300,000	379,215
5.00%, 10/01/28 (a)	250,000	291,737
5.00%, 04/01/35	200,000	238,356
6.60%, 04/01/36 (a)	300,000	405,816
5.15%, 04/01/38 (a)	250,000	297,110
6.25%, 10/02/43	350,000	470,729
5.20%, 04/01/45	250,000	298,647
6.75%, 04/01/46 (a)	100,000	140,228
5.40%, 04/01/48 (a)	75,000	91,933
5.95%, 04/01/49 (a)	200,000	262,228
General Motors Financial Co., Inc.
3.55%, 07/08/22	350,000	361,956
3.25%, 01/05/23 (a)	250,000	260,177
5.20%, 03/20/23	450,000	486,634
3.70%, 05/09/23 (a)	312,000	328,692
1.70%, 08/18/23	350,000	357,850
5.10%, 01/17/24 (a)	200,000	221,522
1.05%, 03/08/24	250,000	251,842
3.95%, 04/13/24 (a)	150,000	162,467
3.50%, 11/07/24 (a)	150,000	161,997
4.00%, 01/15/25 (a)	100,000	109,351
2.90%, 02/26/25 (a)	200,000	211,978
4.35%, 04/09/25 (a)	150,000	166,911
4.30%, 07/13/25 (a)	200,000	222,218
1.25%, 01/08/26 (a)	200,000	198,870
5.25%, 03/01/26 (a)	450,000	521,802
4.35%, 01/17/27 (a)	200,000	225,442
2.70%, 08/20/27 (a)	350,000	364,378
3.85%, 01/05/28 (a)	150,000	163,982
5.65%, 01/17/29 (a)	100,000	120,960
3.60%, 06/21/30 (a)	500,000	536,880
2.35%, 01/08/31 (a)	200,000	193,922
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	118,818
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	274,005
5.25%, 06/01/25 (a)	100,000	113,125
5.38%, 04/15/26 (a)	150,000	171,519
5.75%, 06/01/28 (a)	100,000	117,442
5.30%, 01/15/29 (a)	100,000	115,488
4.00%, 01/15/30 (a)	100,000	106,359
4.00%, 01/15/31 (a)	400,000	426,028
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	107,497
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	82,888
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	209,450
5.38%, 04/23/25 (a)	100,000	113,510
4.38%, 09/15/28 (a)	150,000	163,995
Security Rate, Maturity Date	Face Amount ($)	Value ($)
IHS Markit Ltd.
4.13%, 08/01/23 (a)	100,000	107,195
4.75%, 08/01/28 (a)	150,000	175,061
4.25%, 05/01/29 (a)	175,000	199,778
JD.com, Inc.
3.88%, 04/29/26	200,000	220,660
3.38%, 01/14/30 (a)	200,000	210,252
4.13%, 01/14/50 (a)	200,000	206,990
Kohl’s Corp.
3.38%, 05/01/31 (a)	100,000	103,052
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	263,042
2.90%, 06/25/25 (a)	400,000	417,928
3.50%, 08/18/26 (a)	150,000	159,077
3.90%, 08/08/29 (a)	150,000	157,617
Lear Corp.
3.80%, 09/15/27 (a)	50,000	55,217
4.25%, 05/15/29 (a)	50,000	56,019
3.50%, 05/30/30 (a)	150,000	160,022
5.25%, 05/15/49 (a)	250,000	302,020
Lennar Corp.
4.75%, 11/15/22 (a)	350,000	367,661
4.75%, 05/30/25 (a)	350,000	393,837
4.75%, 11/29/27 (a)	250,000	289,442
Lowe’s Cos., Inc.
3.88%, 09/15/23 (a)	100,000	107,181
3.13%, 09/15/24 (a)	100,000	107,596
3.38%, 09/15/25 (a)	474,000	520,661
2.50%, 04/15/26 (a)	200,000	212,788
3.10%, 05/03/27 (a)	250,000	272,632
1.30%, 04/15/28 (a)	250,000	241,753
3.65%, 04/05/29 (a)	400,000	442,836
4.50%, 04/15/30 (a)	200,000	234,278
1.70%, 10/15/30 (a)	250,000	236,995
2.63%, 04/01/31 (a)	100,000	101,897
5.00%, 04/15/40 (a)	100,000	125,648
4.65%, 04/15/42 (a)	195,000	237,052
4.38%, 09/15/45 (a)	100,000	116,602
3.70%, 04/15/46 (a)	150,000	160,097
4.05%, 05/03/47 (a)	250,000	278,950
4.55%, 04/05/49 (a)	300,000	362,502
5.13%, 04/15/50 (a)	250,000	330,047
3.00%, 10/15/50 (a)	250,000	236,073
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	216,878
2.45%, 06/15/30 (a)	200,000	203,638
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	355,694
5.75%, 05/01/25 (a)	300,000	348,396
3.13%, 06/15/26 (a)	150,000	159,623
4.00%, 04/15/28 (a)	100,000	108,960
4.63%, 06/15/30 (a)	200,000	226,338
3.50%, 10/15/32 (a)	350,000	367,209
McDonald’s Corp.
3.35%, 04/01/23 (a)	150,000	158,120
3.38%, 05/26/25 (a)	150,000	163,506
3.30%, 07/01/25 (a)	100,000	109,057
1.45%, 09/01/25 (a)	150,000	153,498
3.70%, 01/30/26 (a)	430,000	478,478
3.50%, 03/01/27 (a)	200,000	221,718
3.50%, 07/01/27 (a)	200,000	222,468
3.80%, 04/01/28 (a)	350,000	393,956
2.63%, 09/01/29 (a)	100,000	104,241
2.13%, 03/01/30 (a)	250,000	249,773
3.60%, 07/01/30 (a)	150,000	166,364
4.70%, 12/09/35 (a)	250,000	304,765
6.30%, 03/01/38	250,000	351,945

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.70%, 02/01/39	150,000	201,552
4.88%, 07/15/40	100,000	124,423
3.70%, 02/15/42	200,000	216,780
4.60%, 05/26/45 (a)	100,000	120,030
4.88%, 12/09/45 (a)	420,000	524,542
4.45%, 03/01/47 (a)	100,000	118,211
4.45%, 09/01/48 (a)	250,000	297,922
3.63%, 09/01/49 (a)	300,000	317,550
4.20%, 04/01/50 (a)	100,000	116,131
MDC Holdings, Inc.
2.50%, 01/15/31 (a)	150,000	145,739
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	103,469
2.40%, 03/27/25 (a)	150,000	159,224
2.38%, 11/01/26 (a)	100,000	106,659
2.75%, 03/27/27 (a)	350,000	378,917
2.85%, 03/27/30 (a)	350,000	375,602
3.25%, 03/27/40 (a)	300,000	320,271
3.38%, 11/01/46 (a)	350,000	379,018
3.38%, 03/27/50 (a)	200,000	216,470
Nordstrom, Inc.
6.95%, 03/15/28	200,000	233,264
5.00%, 01/15/44 (a)	200,000	196,184
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	103,529
3.00%, 05/15/30 (a)	200,000	209,232
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	155,168
3.60%, 09/01/27 (a)	150,000	167,001
4.35%, 06/01/28 (a)	200,000	230,092
4.20%, 04/01/30 (a)	100,000	114,176
1.75%, 03/15/31 (a)	250,000	236,558
PACCAR Financial Corp.
2.00%, 09/26/22	100,000	102,368
2.65%, 04/06/23	150,000	156,764
0.35%, 08/11/23	150,000	150,336
0.35%, 02/02/24	100,000	99,946
1.80%, 02/06/25	200,000	207,414
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	294,015
7.88%, 06/15/32	200,000	284,652
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	280,445
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	152,253
2.95%, 06/15/30 (a)	150,000	157,068
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	245,798
Sands China Ltd.
4.60%, 08/08/23 (a)	500,000	533,060
5.13%, 08/08/25 (a)	200,000	224,248
5.40%, 08/08/28 (a)	400,000	459,908
4.38%, 06/18/30 (a)	200,000	215,094
Starbucks Corp.
1.30%, 05/07/22	150,000	151,554
2.70%, 06/15/22 (a)	150,000	153,161
3.10%, 03/01/23 (a)	100,000	104,655
3.85%, 10/01/23 (a)	245,000	262,929
3.80%, 08/15/25 (a)	300,000	334,089
2.00%, 03/12/27 (a)	200,000	205,938
4.00%, 11/15/28 (a)	150,000	170,615
3.55%, 08/15/29 (a)	200,000	220,676
2.25%, 03/12/30 (a)	100,000	99,968
2.55%, 11/15/30 (a)	195,000	198,200
3.75%, 12/01/47 (a)	250,000	265,825
4.50%, 11/15/48 (a)	300,000	356,871
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.45%, 08/15/49 (a)	150,000	177,501
3.35%, 03/12/50 (a)	100,000	99,938
3.50%, 11/15/50 (a)	200,000	204,394
Stellantis N.V.
5.25%, 04/15/23	250,000	270,745
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	163,373
4.13%, 07/15/27 (a)	100,000	109,590
Target Corp.
3.50%, 07/01/24	263,000	286,846
2.25%, 04/15/25 (a)	300,000	317,382
2.50%, 04/15/26	200,000	215,288
3.38%, 04/15/29 (a)	150,000	167,010
2.35%, 02/15/30 (a)	150,000	154,916
2.65%, 09/15/30 (a)	350,000	370,503
4.00%, 07/01/42	75,000	90,912
3.90%, 11/15/47 (a)	400,000	480,904
The Ford Foundation
2.42%, 06/01/50 (a)	100,000	93,000
The Home Depot, Inc.
2.63%, 06/01/22 (a)	250,000	255,727
2.70%, 04/01/23 (a)	150,000	156,024
3.75%, 02/15/24 (a)	195,000	211,066
3.35%, 09/15/25 (a)	400,000	440,620
3.00%, 04/01/26 (a)	150,000	163,920
2.13%, 09/15/26 (a)	200,000	210,704
2.50%, 04/15/27 (a)	200,000	213,622
2.80%, 09/14/27 (a)	150,000	162,902
3.90%, 12/06/28 (a)	300,000	345,354
2.95%, 06/15/29 (a)	350,000	377,804
2.70%, 04/15/30 (a)	200,000	211,346
1.38%, 03/15/31 (a)	250,000	235,198
5.88%, 12/16/36	755,000	1,055,097
3.30%, 04/15/40 (a)	450,000	477,841
5.40%, 09/15/40 (a)	100,000	134,827
4.20%, 04/01/43 (a)	230,000	273,389
4.88%, 02/15/44 (a)	195,000	252,297
4.40%, 03/15/45 (a)	150,000	184,001
4.25%, 04/01/46 (a)	350,000	420,042
3.90%, 06/15/47 (a)	300,000	343,392
4.50%, 12/06/48 (a)	350,000	439,705
3.13%, 12/15/49 (a)	200,000	203,482
3.35%, 04/15/50 (a)	400,000	422,688
2.38%, 03/15/51 (a)	250,000	221,435
3.50%, 09/15/56 (a)	150,000	162,267
The Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	236,873
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	259,562
3.50%, 04/15/25 (a)	200,000	218,512
2.25%, 09/15/26 (a)	200,000	211,538
3.75%, 04/15/27 (a)	100,000	112,384
1.15%, 05/15/28 (a)	150,000	144,072
3.88%, 04/15/30 (a)	250,000	282,522
Toyota Motor Corp.
3.42%, 07/20/23	200,000	213,238
0.68%, 03/25/24 (a)	250,000	251,740
3.67%, 07/20/28	150,000	168,972
Toyota Motor Credit Corp.
0.45%, 07/22/22	250,000	250,775
2.15%, 09/08/22	500,000	512,460
2.63%, 01/10/23	100,000	103,904
2.90%, 03/30/23	450,000	471,897
0.40%, 04/06/23	250,000	250,777
0.50%, 08/14/23	450,000	451,975
1.35%, 08/25/23	200,000	204,498
3.45%, 09/20/23	100,000	107,141

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.35%, 01/08/24	150,000	161,573
0.45%, 01/11/24	250,000	250,533
2.90%, 04/17/24	200,000	214,002
2.00%, 10/07/24	100,000	104,783
1.80%, 02/13/25	400,000	415,644
3.00%, 04/01/25	300,000	325,101
0.80%, 10/16/25	250,000	249,545
0.80%, 01/09/26	150,000	149,649
3.20%, 01/11/27	150,000	165,636
1.15%, 08/13/27	450,000	443,488
3.65%, 01/08/29	150,000	168,945
2.15%, 02/13/30	100,000	101,186
3.38%, 04/01/30	200,000	221,422
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	117,934
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	100,000	118,922
VF Corp.
2.40%, 04/23/25 (a)	350,000	368,539
2.95%, 04/23/30 (a)	200,000	209,810
Walgreen Co.
3.10%, 09/15/22	150,000	155,217
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	633,615
3.45%, 06/01/26 (a)	300,000	328,155
3.20%, 04/15/30 (a)	150,000	158,370
4.10%, 04/15/50 (a)	150,000	157,944
Walmart, Inc.
2.35%, 12/15/22 (a)	250,000	257,810
2.55%, 04/11/23 (a)	500,000	519,500
3.40%, 06/26/23 (a)	600,000	637,356
3.30%, 04/22/24 (a)	250,000	269,375
2.85%, 07/08/24 (a)	400,000	429,444
2.65%, 12/15/24 (a)	200,000	214,506
3.55%, 06/26/25 (a)	250,000	277,745
3.05%, 07/08/26 (a)	350,000	384,650
3.70%, 06/26/28 (a)	500,000	568,090
3.25%, 07/08/29 (a)	300,000	333,411
2.38%, 09/24/29 (a)	100,000	105,104
5.25%, 09/01/35	450,000	604,170
6.50%, 08/15/37	150,000	224,031
6.20%, 04/15/38	250,000	367,117
3.95%, 06/28/38 (a)	250,000	292,317
5.63%, 04/01/40	100,000	140,791
5.00%, 10/25/40	150,000	199,016
5.63%, 04/15/41	200,000	283,818
4.30%, 04/22/44 (a)	500,000	619,230
3.63%, 12/15/47 (a)	150,000	170,481
4.05%, 06/29/48 (a)	700,000	848,743
2.95%, 09/24/49 (a)	150,000	153,026
		95,776,508
Consumer Non-Cyclical 4.2%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	214,264
2.95%, 03/15/25 (a)	350,000	377,821
3.75%, 11/30/26 (a)	400,000	453,500
1.15%, 01/30/28 (a)	250,000	244,622
1.40%, 06/30/30 (a)	200,000	190,944
4.75%, 11/30/36 (a)	500,000	631,140
5.30%, 05/27/40	100,000	135,758
4.75%, 04/15/43 (a)	150,000	194,009
4.90%, 11/30/46 (a)	726,000	964,934
AbbVie, Inc.
3.25%, 10/01/22 (a)	300,000	309,471
2.90%, 11/06/22	400,000	414,560
3.20%, 11/06/22 (a)	200,000	207,386
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.30%, 11/21/22	500,000	514,675
2.85%, 05/14/23 (a)	300,000	313,359
3.75%, 11/14/23 (a)	300,000	323,355
3.85%, 06/15/24 (a)	450,000	490,072
2.60%, 11/21/24 (a)	575,000	609,506
3.80%, 03/15/25 (a)	750,000	824,182
3.60%, 05/14/25 (a)	800,000	875,760
3.20%, 05/14/26 (a)	350,000	380,502
2.95%, 11/21/26 (a)	850,000	913,818
4.25%, 11/14/28 (a)	300,000	346,887
3.20%, 11/21/29 (a)	1,150,000	1,237,377
4.55%, 03/15/35 (a)	350,000	417,858
4.50%, 05/14/35 (a)	400,000	475,284
4.30%, 05/14/36 (a)	450,000	524,502
4.05%, 11/21/39 (a)	850,000	957,253
4.63%, 10/01/42 (a)	100,000	119,905
4.40%, 11/06/42	450,000	525,550
4.85%, 06/15/44 (a)	150,000	184,302
4.75%, 03/15/45 (a)	111,000	135,507
4.70%, 05/14/45 (a)	700,000	846,216
4.45%, 05/14/46 (a)	400,000	470,384
4.88%, 11/14/48 (a)	300,000	376,740
4.25%, 11/21/49 (a)	1,200,000	1,387,464
Adventist Health System
3.63%, 03/01/49 (a)	100,000	106,093
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	56,260
4.27%, 08/15/48 (a)	150,000	182,921
3.39%, 10/15/49 (a)	100,000	106,854
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	155,844
2.10%, 06/04/30 (a)	150,000	146,403
2.30%, 03/12/31 (a)	200,000	197,538
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	100,906
AHS Hospital Corp.
5.02%, 07/01/45	150,000	200,255
Allina Health System
3.89%, 04/15/49	100,000	112,935
Altria Group, Inc.
2.85%, 08/09/22	150,000	154,646
4.00%, 01/31/24	200,000	217,502
3.80%, 02/14/24 (a)	150,000	161,763
2.35%, 05/06/25 (a)	170,000	178,327
4.40%, 02/14/26 (a)	350,000	396,697
2.63%, 09/16/26 (a)	100,000	105,205
4.80%, 02/14/29 (a)	450,000	517,279
3.40%, 05/06/30 (a)	200,000	209,466
2.45%, 02/04/32 (a)	200,000	189,778
5.80%, 02/14/39 (a)	300,000	363,396
3.40%, 02/04/41 (a)	300,000	276,636
4.25%, 08/09/42	200,000	204,050
4.50%, 05/02/43	100,000	105,366
5.38%, 01/31/44	445,000	516,467
3.88%, 09/16/46 (a)	200,000	191,072
5.95%, 02/14/49 (a)	500,000	620,380
4.45%, 05/06/50 (a)	200,000	205,570
3.70%, 02/04/51 (a)	250,000	228,905
4.00%, 02/04/61 (a)	200,000	187,698
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	300,000	301,044
3.40%, 05/15/24 (a)	200,000	215,232
3.25%, 03/01/25 (a)	100,000	107,994
3.45%, 12/15/27 (a)	100,000	110,075
2.80%, 05/15/30 (a)	150,000	155,676
2.70%, 03/15/31 (a)	200,000	204,096

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 03/01/45 (a)	50,000	57,126
4.30%, 12/15/47 (a)	100,000	115,327
Amgen, Inc.
2.25%, 08/19/23 (a)	200,000	207,956
3.63%, 05/22/24 (a)	250,000	271,282
1.90%, 02/21/25 (a)	100,000	103,887
3.13%, 05/01/25 (a)	250,000	270,432
2.60%, 08/19/26 (a)	330,000	351,321
2.20%, 02/21/27 (a)	300,000	311,802
3.20%, 11/02/27 (a)	150,000	164,661
2.45%, 02/21/30 (a)	200,000	203,980
2.30%, 02/25/31 (a)	225,000	224,960
3.15%, 02/21/40 (a)	400,000	405,428
4.95%, 10/01/41	300,000	376,314
5.15%, 11/15/41 (a)	200,000	256,694
4.40%, 05/01/45 (a)	600,000	702,840
4.56%, 06/15/48 (a)	300,000	362,820
3.38%, 02/21/50 (a)	400,000	405,592
4.66%, 06/15/51 (a)	725,000	896,825
2.77%, 09/01/53 (a)	269,000	243,547
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	750,000	831,510
4.70%, 02/01/36 (a)	1,055,000	1,261,896
4.90%, 02/01/46 (a)	2,000,000	2,415,660
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	350,000	388,083
4.70%, 02/01/36 (a)	150,000	179,430
4.00%, 01/17/43	100,000	108,338
4.63%, 02/01/44	400,000	468,124
4.90%, 02/01/46 (a)	200,000	240,370
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	400,000	447,372
4.00%, 04/13/28 (a)	450,000	511,353
4.75%, 01/23/29 (a)	800,000	945,368
3.50%, 06/01/30 (a)	300,000	329,460
4.90%, 01/23/31 (a)	250,000	303,327
4.38%, 04/15/38 (a)	250,000	287,887
8.20%, 01/15/39	250,000	403,272
5.45%, 01/23/39 (a)	300,000	382,182
8.00%, 11/15/39	150,000	240,058
4.35%, 06/01/40 (a)	450,000	515,394
4.95%, 01/15/42	200,000	244,422
3.75%, 07/15/42	100,000	105,381
4.60%, 04/15/48 (a)	600,000	698,160
4.44%, 10/06/48 (a)	400,000	457,120
5.55%, 01/23/49 (a)	800,000	1,049,960
4.50%, 06/01/50 (a)	400,000	464,492
4.75%, 04/15/58 (a)	300,000	354,315
5.80%, 01/23/59 (a)	300,000	410,640
4.60%, 06/01/60 (a)	400,000	464,008
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	200,000	214,572
2.50%, 08/11/26 (a)	200,000	213,740
3.25%, 03/27/30 (a)	200,000	219,058
4.54%, 03/26/42	100,000	126,929
3.75%, 09/15/47 (a)	200,000	229,942
4.50%, 03/15/49 (a)	100,000	129,344
Ascension Health
3.11%, 11/15/39 (a)	100,000	104,727
3.95%, 11/15/46	250,000	296,415
4.85%, 11/15/53	200,000	271,910
AstraZeneca PLC
2.38%, 06/12/22 (a)	100,000	102,044
3.50%, 08/17/23 (a)	100,000	106,669
3.38%, 11/16/25	450,000	495,166
0.70%, 04/08/26 (a)	300,000	294,174
3.13%, 06/12/27 (a)	250,000	273,650
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 01/17/29 (a)	250,000	285,820
1.38%, 08/06/30 (a)	250,000	234,687
6.45%, 09/15/37	430,000	628,230
4.00%, 09/18/42	250,000	288,562
4.38%, 11/16/45	100,000	120,724
4.38%, 08/17/48 (a)	150,000	182,423
2.13%, 08/06/50 (a)	250,000	208,158
Banner Health
2.34%, 01/01/30 (a)	150,000	152,178
1.90%, 01/01/31 (a)	100,000	97,330
Baptist Healthcare System Obligated Group
3.54%, 08/15/50 (a)	200,000	207,174
BAT Capital Corp.
2.76%, 08/15/22 (a)	200,000	204,842
3.22%, 08/15/24 (a)	400,000	425,976
2.79%, 09/06/24 (a)	150,000	158,159
3.22%, 09/06/26 (a)	200,000	212,470
4.70%, 04/02/27 (a)	150,000	169,230
3.56%, 08/15/27 (a)	800,000	852,560
2.26%, 03/25/28 (a)	350,000	345,369
3.46%, 09/06/29 (a)	100,000	104,274
4.91%, 04/02/30 (a)	225,000	255,130
2.73%, 03/25/31 (a)	250,000	241,535
4.39%, 08/15/37 (a)	250,000	260,332
3.73%, 09/25/40 (a)	350,000	330,617
4.54%, 08/15/47 (a)	500,000	503,330
4.76%, 09/06/49 (a)	150,000	154,599
5.28%, 04/02/50 (a)	100,000	110,331
3.98%, 09/25/50 (a)	350,000	327,701
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	349,419
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	166,722
5.25%, 06/23/45 (a)	99,000	128,650
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	138,279
3.95%, 04/01/30 (a)	125,000	142,211
1.73%, 04/01/31 (a)	150,000	143,289
3.50%, 08/15/46 (a)	85,000	91,746
BayCare Health System, Inc.
3.83%, 11/15/50 (a)	100,000	115,922
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	96,871
4.19%, 11/15/45 (a)	100,000	119,596
2.84%, 11/15/50 (a)	200,000	193,330
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	298,000	305,235
3.36%, 06/06/24 (a)	500,000	538,305
3.73%, 12/15/24 (a)	252,000	275,892
3.70%, 06/06/27 (a)	298,000	332,672
2.82%, 05/20/30 (a)	200,000	207,568
1.96%, 02/11/31 (a)	200,000	192,498
4.69%, 12/15/44 (a)	250,000	301,647
4.67%, 06/06/47 (a)	200,000	240,850
3.79%, 05/20/50 (a)	200,000	215,620
Biogen, Inc.
3.63%, 09/15/22	150,000	156,309
4.05%, 09/15/25 (a)	500,000	558,310
2.25%, 05/01/30 (a)	300,000	295,959
3.15%, 05/01/50 (a)	300,000	281,385
3.25%, 02/15/51 (a)	392,000	371,996
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	98,328
3.21%, 06/01/50 (a)	100,000	100,358

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
3.85%, 05/15/25	275,000	305,121
1.90%, 06/01/25 (a)	200,000	207,242
3.75%, 03/01/26 (a)	250,000	278,457
4.00%, 03/01/28 (a)	150,000	171,114
4.00%, 03/01/29 (a)	300,000	338,448
4.55%, 03/01/39 (a)	150,000	178,692
4.70%, 03/01/49 (a)	300,000	372,363
Bristol-Myers Squibb Co.
2.00%, 08/01/22	200,000	204,202
3.25%, 08/15/22	200,000	207,316
3.55%, 08/15/22	200,000	208,070
2.75%, 02/15/23 (a)	200,000	208,186
3.25%, 02/20/23 (a)	144,000	151,039
0.54%, 11/13/23 (a)	500,000	500,600
2.90%, 07/26/24 (a)	500,000	536,360
3.88%, 08/15/25 (a)	400,000	448,900
0.75%, 11/13/25 (a)	250,000	248,767
3.20%, 06/15/26 (a)	450,000	495,621
3.25%, 02/27/27	150,000	166,640
1.13%, 11/13/27 (a)	250,000	246,495
3.45%, 11/15/27 (a)	250,000	280,037
3.90%, 02/20/28 (a)	300,000	341,832
3.40%, 07/26/29 (a)	800,000	888,264
1.45%, 11/13/30 (a)	150,000	142,784
4.13%, 06/15/39 (a)	400,000	471,280
2.35%, 11/13/40 (a)	300,000	279,627
3.25%, 08/01/42	200,000	211,438
4.63%, 05/15/44 (a)	400,000	502,712
5.00%, 08/15/45 (a)	450,000	594,112
4.35%, 11/15/47 (a)	100,000	121,868
4.55%, 02/20/48 (a)	150,000	187,613
4.25%, 10/26/49 (a)	600,000	725,484
2.55%, 11/13/50 (a)	300,000	274,287
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	172,977
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,083
1.63%, 08/17/25 (a)	200,000	203,072
3.25%, 08/15/26 (a)	150,000	162,443
3.75%, 09/25/27 (a)	250,000	276,237
2.75%, 05/14/31 (a)	150,000	150,242
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	158,292
3.95%, 03/15/25 (a)	100,000	110,574
3.30%, 03/19/25 (a)	150,000	162,168
4.15%, 03/15/28 (a)	250,000	283,467
4.80%, 03/15/48 (a)	100,000	120,497
3.13%, 04/24/50 (a)	200,000	189,662
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	300,000	306,330
3.20%, 03/15/23	150,000	157,245
3.08%, 06/15/24 (a)	350,000	373,429
3.75%, 09/15/25 (a)	130,000	143,867
3.41%, 06/15/27 (a)	250,000	274,005
4.50%, 11/15/44 (a)	100,000	111,920
4.90%, 09/15/45 (a)	180,000	213,266
4.37%, 06/15/47 (a)	100,000	110,315
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	150,000	148,800
Children’s Health System of Texas
2.51%, 08/15/50 (a)	150,000	135,056
Children’s Hospital
2.93%, 07/15/50 (a)	100,000	94,965
Children’s Hospital Medical Center
4.27%, 05/15/44	100,000	122,861
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	109,632
3.95%, 08/01/47 (a)	100,000	113,265
Cigna Corp.
3.05%, 11/30/22 (a)	200,000	207,696
3.00%, 07/15/23 (a)	150,000	157,602
3.75%, 07/15/23 (a)	271,000	289,534
3.50%, 06/15/24 (a)	145,000	156,642
3.25%, 04/15/25 (a)	200,000	216,916
4.13%, 11/15/25 (a)	450,000	507,600
4.50%, 02/25/26 (a)	194,000	222,295
1.25%, 03/15/26 (a)	200,000	200,794
3.40%, 03/01/27 (a)	142,000	156,319
3.05%, 10/15/27 (a)	145,000	156,873
4.38%, 10/15/28 (a)	760,000	878,385
2.40%, 03/15/30 (a)	400,000	404,600
2.38%, 03/15/31 (a)	250,000	250,110
4.80%, 08/15/38 (a)	380,000	462,563
3.20%, 03/15/40 (a)	250,000	253,307
6.13%, 11/15/41	100,000	140,833
4.80%, 07/15/46 (a)	320,000	392,902
3.88%, 10/15/47 (a)	145,000	157,090
4.90%, 12/15/48 (a)	700,000	876,309
3.40%, 03/15/50 (a)	250,000	251,810
3.40%, 03/15/51 (a)	300,000	301,497
City of Hope
5.62%, 11/15/43	100,000	137,857
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	111,205
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	206,458
1.85%, 09/01/32 (a)	250,000	236,762
5.25%, 11/26/43	150,000	193,919
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	103,022
1.95%, 02/01/23	100,000	102,970
2.10%, 05/01/23	150,000	155,492
3.25%, 03/15/24	100,000	108,059
4.00%, 08/15/45	100,000	122,048
3.70%, 08/01/47 (a)	100,000	117,230
CommonSpirit Health
2.95%, 11/01/22	100,000	103,428
2.76%, 10/01/24 (a)	100,000	106,043
1.55%, 10/01/25 (a)	325,000	330,171
3.35%, 10/01/29 (a)	150,000	161,213
4.35%, 11/01/42	150,000	171,015
3.82%, 10/01/49 (a)	150,000	163,100
4.19%, 10/01/49 (a)	350,000	385,983
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	145,974
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	104,000	108,027
4.30%, 05/01/24 (a)	200,000	221,074
4.60%, 11/01/25 (a)	150,000	171,911
1.38%, 11/01/27 (a)	250,000	243,772
4.85%, 11/01/28 (a)	250,000	295,462
5.30%, 11/01/38 (a)	400,000	497,060
5.40%, 11/01/48 (a)	250,000	323,877
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	400,000	418,228
4.75%, 11/15/24	150,000	169,724
4.40%, 11/15/25 (a)	100,000	113,766
4.75%, 12/01/25	100,000	115,744
3.70%, 12/06/26 (a)	250,000	278,265
3.50%, 05/09/27 (a)	100,000	110,247
3.15%, 08/01/29 (a)	50,000	53,148
2.88%, 05/01/30 (a)	400,000	415,684

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 05/09/47 (a)	150,000	176,028
5.25%, 11/15/48 (a)	150,000	193,908
3.75%, 05/01/50 (a)	200,000	212,956
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	104,592
CVS Health Corp.
3.50%, 07/20/22 (a)	300,000	309,438
2.75%, 12/01/22 (a)	250,000	257,752
3.70%, 03/09/23 (a)	550,000	581,421
3.38%, 08/12/24 (a)	380,000	411,050
2.63%, 08/15/24 (a)	150,000	159,351
4.10%, 03/25/25 (a)	300,000	334,935
3.88%, 07/20/25 (a)	500,000	554,615
2.88%, 06/01/26 (a)	200,000	214,958
3.00%, 08/15/26 (a)	200,000	216,624
3.63%, 04/01/27 (a)	150,000	166,698
1.30%, 08/21/27 (a)	400,000	391,164
4.30%, 03/25/28 (a)	1,750,000	2,007,197
3.25%, 08/15/29 (a)	300,000	323,409
3.75%, 04/01/30 (a)	300,000	332,928
1.75%, 08/21/30 (a)	400,000	381,408
4.88%, 07/20/35 (a)	200,000	242,156
4.78%, 03/25/38 (a)	1,000,000	1,196,810
4.13%, 04/01/40 (a)	300,000	335,136
2.70%, 08/21/40 (a)	400,000	374,632
5.30%, 12/05/43 (a)	250,000	321,497
5.13%, 07/20/45 (a)	600,000	753,966
5.05%, 03/25/48 (a)	1,550,000	1,927,549
4.25%, 04/01/50 (a)	200,000	227,546
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	54,950
4.38%, 09/15/45 (a)	100,000	120,801
2.60%, 10/01/50 (a)	250,000	229,740
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	264,610
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	102,471
2.20%, 11/15/24 (a)	100,000	105,033
2.60%, 11/15/29 (a)	100,000	103,697
3.25%, 11/15/39 (a)	250,000	260,772
3.40%, 11/15/49 (a)	250,000	263,370
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,019
3.50%, 09/18/23 (a)	200,000	214,012
1.38%, 09/29/25 (a)	400,000	407,988
3.88%, 05/18/28 (a)	200,000	226,894
2.38%, 10/24/29 (a)	200,000	205,140
2.00%, 04/29/30 (a)	250,000	247,982
2.13%, 04/29/32 (a)	200,000	197,612
3.88%, 04/29/43 (a)	100,000	114,649
Diageo Investment Corp.
8.00%, 09/15/22	150,000	164,711
4.25%, 05/11/42	150,000	178,706
Dignity Health
4.50%, 11/01/42	50,000	58,221
5.27%, 11/01/64	100,000	130,522
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	100,000	116,718
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	114,610
Eli Lilly & Co.
2.75%, 06/01/25 (a)	100,000	107,413
3.10%, 05/15/27 (a)	100,000	109,769
3.38%, 03/15/29 (a)	350,000	388,979
3.88%, 03/15/39 (a)	100,000	115,731
3.70%, 03/01/45 (a)	100,000	111,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 05/15/47 (a)	100,000	116,326
3.95%, 03/15/49 (a)	200,000	233,564
2.25%, 05/15/50 (a)	350,000	303,240
4.15%, 03/15/59 (a)	200,000	242,604
2.50%, 09/15/60 (a)	250,000	217,875
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	99,175
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	231,632
3.50%, 01/16/50 (a)	500,000	507,780
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	514,245
4.00%, 04/17/25 (a)	300,000	333,549
4.20%, 04/17/28 (a)	375,000	429,862
2.88%, 04/15/30 (a)	150,000	157,182
3.00%, 02/01/51 (a)(c)	300,000	291,384
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	400,000	412,932
2.50%, 09/01/23 (a)	200,000	208,764
0.75%, 09/29/23 (a)	500,000	500,715
3.50%, 02/01/25 (a)	500,000	545,225
3.65%, 03/01/26 (a)	450,000	498,415
2.95%, 03/01/27 (a)	200,000	216,044
4.60%, 09/01/35 (a)	500,000	602,480
4.00%, 09/01/36 (a)	100,000	113,495
5.65%, 12/01/41 (a)	674,000	906,543
4.80%, 04/01/44 (a)	300,000	366,306
4.50%, 02/01/45 (a)	350,000	412,727
4.75%, 03/01/46 (a)	470,000	575,214
4.15%, 03/01/47 (a)	150,000	169,508
2.80%, 10/01/50 (a)	250,000	228,338
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (a)	250,000	250,875
3.00%, 06/01/24 (a)	300,000	322,119
3.38%, 06/01/29 (a)	300,000	330,573
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	261,437
3.38%, 05/15/23	200,000	212,072
3.63%, 05/15/25	300,000	332,748
3.88%, 05/15/28	400,000	455,640
6.38%, 05/15/38	813,000	1,187,191
4.20%, 03/18/43	100,000	121,239
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	238,690
2.88%, 09/01/50 (a)	100,000	95,254
4.50%, 07/01/57 (a)	50,000	63,583
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	77,825
Hasbro, Inc.
2.60%, 11/19/22	150,000	154,583
3.00%, 11/19/24 (a)	100,000	106,773
3.55%, 11/19/26 (a)	150,000	164,609
3.90%, 11/19/29 (a)	100,000	109,927
6.35%, 03/15/40	200,000	270,976
5.10%, 05/15/44 (a)	150,000	177,863
HCA, Inc.
4.75%, 05/01/23	150,000	161,730
5.00%, 03/15/24	600,000	669,354
5.25%, 04/15/25	300,000	346,161
5.25%, 06/15/26 (a)	350,000	407,606
4.50%, 02/15/27 (a)	200,000	227,240
4.13%, 06/15/29 (a)	350,000	392,850
5.13%, 06/15/39 (a)	150,000	183,476
5.50%, 06/15/47 (a)	450,000	568,359
5.25%, 06/15/49 (a)	350,000	434,290

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hormel Foods Corp.
0.65%, 06/03/24 (a)(d)	250,000	250,187
3.05%, 06/03/51 (a)(d)	250,000	250,282
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	65,293
Ingredion, Inc.
2.90%, 06/01/30 (a)	250,000	260,010
3.90%, 06/01/50 (a)	100,000	109,004
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	163,466
Johnson & Johnson
2.05%, 03/01/23 (a)	300,000	308,925
3.38%, 12/05/23	400,000	432,640
2.63%, 01/15/25 (a)	100,000	107,177
0.55%, 09/01/25 (a)	500,000	497,355
2.45%, 03/01/26 (a)	250,000	267,980
2.95%, 03/03/27 (a)	100,000	109,898
0.95%, 09/01/27 (a)	400,000	395,100
2.90%, 01/15/28 (a)	200,000	218,948
1.30%, 09/01/30 (a)	400,000	384,120
4.38%, 12/05/33 (a)	150,000	186,795
3.55%, 03/01/36 (a)	100,000	114,686
3.63%, 03/03/37 (a)	600,000	689,544
3.40%, 01/15/38 (a)	150,000	166,982
2.10%, 09/01/40 (a)	350,000	323,396
4.50%, 09/01/40	150,000	189,818
3.70%, 03/01/46 (a)	530,000	610,883
3.75%, 03/03/47 (a)	200,000	232,422
3.50%, 01/15/48 (a)	150,000	168,390
2.25%, 09/01/50 (a)	350,000	314,622
2.45%, 09/01/60 (a)	250,000	226,183
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	300,000	330,543
4.88%, 04/01/42	150,000	198,489
4.15%, 05/01/47 (a)	250,000	303,065
3.27%, 11/01/49 (a)	150,000	158,289
Kellogg Co.
2.65%, 12/01/23	300,000	316,413
3.40%, 11/15/27 (a)	100,000	110,072
4.30%, 05/15/28 (a)	100,000	115,157
2.10%, 06/01/30 (a)	250,000	247,685
7.45%, 04/01/31	100,000	143,647
4.50%, 04/01/46	100,000	120,065
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	176,000	188,301
3.13%, 12/15/23 (a)	250,000	265,415
0.75%, 03/15/24 (a)	100,000	100,209
4.42%, 05/25/25 (a)	250,000	282,107
2.55%, 09/15/26 (a)	100,000	106,634
4.60%, 05/25/28 (a)	550,000	641,938
3.20%, 05/01/30 (a)	200,000	213,766
2.25%, 03/15/31 (a)	100,000	99,193
4.99%, 05/25/38 (a)	200,000	248,466
4.50%, 11/15/45 (a)	250,000	295,832
3.80%, 05/01/50 (a)	150,000	161,313
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	162,545
1.05%, 09/15/27 (a)	250,000	245,640
3.95%, 11/01/28 (a)	200,000	229,804
3.20%, 04/25/29 (a)	100,000	110,006
3.10%, 03/26/30 (a)	250,000	273,360
3.20%, 07/30/46 (a)	200,000	210,604
3.90%, 05/04/47 (a)	200,000	234,582
2.88%, 02/07/50 (a)	100,000	99,420
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	51,390
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	255,458
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	200,000	214,736
3.25%, 09/01/24 (a)	100,000	107,556
2.30%, 12/01/24 (a)	100,000	105,120
3.60%, 02/01/25 (a)	150,000	163,190
3.60%, 09/01/27 (a)	150,000	166,272
2.95%, 12/01/29 (a)	100,000	104,636
2.70%, 06/01/31 (a)	150,000	151,035
4.70%, 02/01/45 (a)	300,000	352,311
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	112,505
4.12%, 07/01/55	100,000	119,227
3.34%, 07/01/60 (a)	100,000	105,614
Mayo Clinic
4.00%, 11/15/47	150,000	179,742
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	161,001
0.90%, 02/15/26 (a)	200,000	197,380
3.40%, 08/15/27 (a)	150,000	165,611
1.85%, 02/15/31 (a)	100,000	95,524
4.20%, 08/15/47 (a)	150,000	174,231
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	103,006
2.85%, 03/15/23 (a)	100,000	103,649
3.80%, 03/15/24 (a)	100,000	108,403
0.90%, 12/03/25 (a)	200,000	198,246
3.95%, 02/16/28 (a)	100,000	113,070
4.75%, 05/30/29 (a)	100,000	118,459
4.88%, 03/15/44 (a)	100,000	122,649
McLaren Health Care Corp.
4.39%, 05/15/48 (a)	100,000	121,869
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	169,631
5.90%, 11/01/39	150,000	209,723
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	150,000	166,481
Medtronic, Inc.
3.50%, 03/15/25	350,000	386,785
4.38%, 03/15/35	400,000	490,032
4.63%, 03/15/45	475,000	604,219
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	133,500
4.20%, 07/01/55	190,000	232,919
Merck & Co., Inc.
2.40%, 09/15/22 (a)	150,000	153,434
2.80%, 05/18/23	250,000	262,467
2.90%, 03/07/24 (a)	150,000	160,215
2.75%, 02/10/25 (a)	480,000	514,430
0.75%, 02/24/26 (a)	250,000	248,907
3.40%, 03/07/29 (a)	350,000	389,910
1.45%, 06/24/30 (a)	250,000	240,370
3.90%, 03/07/39 (a)	450,000	518,121
2.35%, 06/24/40 (a)	250,000	233,842
3.60%, 09/15/42 (a)	100,000	111,082
4.15%, 05/18/43	200,000	239,202
3.70%, 02/10/45 (a)	550,000	616,247
4.00%, 03/07/49 (a)	300,000	353,883
2.45%, 06/24/50 (a)	250,000	225,393
Molson Coors Beverage Co.
3.50%, 05/01/22	195,000	200,747
3.00%, 07/15/26 (a)	350,000	376,152
5.00%, 05/01/42	250,000	297,282
4.20%, 07/15/46 (a)	330,000	352,397

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mondelez International, Inc.
0.63%, 07/01/22	200,000	200,800
1.50%, 05/04/25 (a)	175,000	179,060
3.63%, 02/13/26 (a)	100,000	111,045
2.75%, 04/13/30 (a)	300,000	311,550
1.50%, 02/04/31 (a)	150,000	139,922
1.88%, 10/15/32 (a)	250,000	238,060
2.63%, 09/04/50 (a)	300,000	267,867
Montefiore Obligated Group
4.29%, 09/01/50	100,000	104,327
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	106,726
3.39%, 07/01/50 (a)	250,000	250,887
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	95,795
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	247,549
4.55%, 04/15/28 (a)	400,000	457,884
5.40%, 11/29/43 (a)	100,000	121,036
5.20%, 04/15/48 (a)	100,000	118,291
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	49,419
4.26%, 11/01/47 (a)	150,000	171,051
3.81%, 11/01/49 (a)	100,000	106,923
Novant Health, Inc.
2.64%, 11/01/36 (a)	100,000	100,850
3.17%, 11/01/51 (a)	100,000	101,096
Novartis Capital Corp.
3.40%, 05/06/24	350,000	381,202
1.75%, 02/14/25 (a)	650,000	674,518
3.00%, 11/20/25 (a)	250,000	272,292
2.00%, 02/14/27 (a)	200,000	208,406
3.10%, 05/17/27 (a)	550,000	604,483
2.20%, 08/14/30 (a)	250,000	255,532
3.70%, 09/21/42	100,000	113,912
4.40%, 05/06/44	350,000	435,603
4.00%, 11/20/45 (a)	300,000	354,132
2.75%, 08/14/50 (a)	200,000	193,826
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.67%, 10/01/50 (a)	150,000	135,786
NYU Langone Hospitals
4.78%, 07/01/44	100,000	124,390
4.37%, 07/01/47 (a)	100,000	118,777
3.38%, 07/01/55 (a)	150,000	153,308
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	58,126
3.33%, 10/01/50 (a)	100,000	102,388
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	200,000	202,262
4.79%, 11/15/48 (a)	100,000	129,365
3.22%, 11/15/50 (a)	150,000	150,798
PepsiCo, Inc.
2.75%, 03/01/23	200,000	208,978
0.75%, 05/01/23	150,000	151,658
3.60%, 03/01/24 (a)	300,000	324,252
2.25%, 03/19/25 (a)	500,000	529,495
2.75%, 04/30/25 (a)	150,000	161,469
3.50%, 07/17/25 (a)	150,000	165,848
2.85%, 02/24/26 (a)	250,000	272,562
2.38%, 10/06/26 (a)	250,000	267,822
2.63%, 03/19/27 (a)	150,000	162,059
3.00%, 10/15/27 (a)	250,000	275,845
2.63%, 07/29/29 (a)	350,000	371,829
2.75%, 03/19/30 (a)	350,000	373,821
1.63%, 05/01/30 (a)	200,000	195,036
1.40%, 02/25/31 (a)	300,000	285,918
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 03/19/40 (a)	350,000	391,209
3.60%, 08/13/42	150,000	167,405
4.60%, 07/17/45 (a)	300,000	379,053
4.45%, 04/14/46 (a)	300,000	372,288
3.45%, 10/06/46 (a)	300,000	324,843
4.00%, 05/02/47 (a)	100,000	116,843
3.38%, 07/29/49 (a)	150,000	160,200
2.88%, 10/15/49 (a)	150,000	148,064
3.63%, 03/19/50 (a)	450,000	504,139
3.88%, 03/19/60 (a)	200,000	235,244
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	150,000	160,626
2.55%, 03/15/31 (a)	100,000	100,948
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	91,000	98,128
4.38%, 03/15/26 (a)	200,000	221,340
3.15%, 06/15/30 (a)	250,000	252,370
Pfizer, Inc.
3.00%, 06/15/23	500,000	527,860
3.20%, 09/15/23 (a)	200,000	212,886
2.95%, 03/15/24 (a)	350,000	374,962
0.80%, 05/28/25 (a)	250,000	251,697
2.75%, 06/03/26	200,000	217,164
3.00%, 12/15/26	450,000	495,234
3.60%, 09/15/28 (a)	200,000	224,896
3.45%, 03/15/29 (a)	300,000	334,623
2.63%, 04/01/30 (a)	300,000	316,491
1.70%, 05/28/30 (a)	200,000	196,268
4.00%, 12/15/36	150,000	177,873
4.10%, 09/15/38 (a)	150,000	177,912
3.90%, 03/15/39 (a)	200,000	232,460
7.20%, 03/15/39	460,000	732,053
2.55%, 05/28/40 (a)	200,000	194,566
4.30%, 06/15/43	200,000	241,680
4.40%, 05/15/44	180,000	220,828
4.13%, 12/15/46	250,000	298,620
4.20%, 09/15/48 (a)	250,000	302,560
4.00%, 03/15/49 (a)	250,000	294,432
2.70%, 05/28/50 (a)	250,000	238,450
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	250,000	256,062
2.50%, 08/22/22	300,000	308,475
1.13%, 05/01/23	200,000	203,364
2.13%, 05/10/23 (a)	150,000	154,976
3.60%, 11/15/23	100,000	108,275
2.88%, 05/01/24 (a)	150,000	160,025
3.25%, 11/10/24	230,000	250,226
1.50%, 05/01/25 (a)	175,000	179,326
3.38%, 08/11/25 (a)	330,000	361,225
0.88%, 05/01/26 (a)	250,000	247,597
3.13%, 03/02/28 (a)	150,000	161,942
3.38%, 08/15/29 (a)	150,000	163,887
2.10%, 05/01/30 (a)	200,000	196,538
6.38%, 05/16/38	100,000	139,548
4.38%, 11/15/41	200,000	230,550
4.50%, 03/20/42	250,000	290,190
3.88%, 08/21/42	100,000	107,233
4.13%, 03/04/43	350,000	387,912
4.88%, 11/15/43	100,000	122,075
4.25%, 11/10/44	200,000	227,010
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	207,102
3.93%, 10/01/48 (a)	100,000	114,815
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	163,598
3.45%, 06/01/26 (a)	150,000	165,428
4.20%, 06/30/29 (a)	100,000	114,505

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 06/30/30 (a)	150,000	156,861
2.80%, 06/30/31 (a)	200,000	206,776
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	281,919
2.80%, 09/15/50 (a)	250,000	219,538
Reynolds American, Inc.
4.85%, 09/15/23	150,000	164,274
4.45%, 06/12/25 (a)	495,000	550,811
5.70%, 08/15/35 (a)	150,000	178,448
7.25%, 06/15/37	250,000	328,797
6.15%, 09/15/43	100,000	121,622
5.85%, 08/15/45 (a)	350,000	409,041
Royalty Pharma PLC
0.75%, 09/02/23 (c)	250,000	250,255
1.20%, 09/02/25 (a)(c)	250,000	248,440
1.75%, 09/02/27 (a)(c)	200,000	198,486
2.20%, 09/02/30 (a)(c)	300,000	289,521
3.30%, 09/02/40 (a)(c)	300,000	292,161
3.55%, 09/02/50 (a)(c)	250,000	241,412
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	113,589
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	45,562
Sanofi
3.38%, 06/19/23 (a)	150,000	159,176
3.63%, 06/19/28 (a)	250,000	283,062
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	139,416
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	525,000	551,691
3.20%, 09/23/26 (a)	635,000	694,988
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	240,580
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	53,515
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	109,901
3.80%, 11/15/48 (a)	100,000	115,257
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31 (a)	150,000	151,019
3.75%, 03/15/51 (a)	150,000	154,211
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,204
1.15%, 06/15/25 (a)	200,000	201,458
3.38%, 11/01/25 (a)	150,000	164,480
3.50%, 03/15/26 (a)	150,000	166,010
3.65%, 03/07/28 (a)	150,000	167,394
1.95%, 06/15/30 (a)	250,000	243,720
4.38%, 05/15/44 (a)	100,000	119,356
4.63%, 03/15/46 (a)	250,000	311,067
2.90%, 06/15/50 (a)	200,000	192,400
Sutter Health
1.32%, 08/15/25 (a)	300,000	303,240
2.29%, 08/15/30 (a)	100,000	100,029
3.16%, 08/15/40 (a)	100,000	101,822
4.09%, 08/15/48 (a)	65,000	75,750
3.36%, 08/15/50 (a)	200,000	205,188
Sysco Corp.
2.60%, 06/12/22	100,000	102,336
3.55%, 03/15/25 (a)	100,000	109,346
5.65%, 04/01/25 (a)	100,000	116,866
3.75%, 10/01/25 (a)	100,000	110,660
3.30%, 07/15/26 (a)	150,000	164,054
3.25%, 07/15/27 (a)	150,000	163,532
2.40%, 02/15/30 (a)	200,000	202,144
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.95%, 04/01/30 (a)	300,000	383,019
6.60%, 04/01/40 (a)	150,000	216,750
4.85%, 10/01/45 (a)	100,000	120,685
4.50%, 04/01/46 (a)	150,000	173,037
4.45%, 03/15/48 (a)	100,000	115,796
3.30%, 02/15/50 (a)	100,000	98,093
6.60%, 04/01/50 (a)	250,000	378,575
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	218,276
5.00%, 11/26/28 (a)	450,000	538,362
2.05%, 03/31/30 (a)	500,000	488,720
3.03%, 07/09/40 (a)	200,000	196,226
3.18%, 07/09/50 (a)	450,000	434,335
3.38%, 07/09/60 (a)	200,000	196,280
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	219,248
The Children’s Hospital Corp.
4.12%, 01/01/47 (a)	100,000	123,145
2.59%, 02/01/50 (a)	80,000	73,588
The Children’s Hospital of Philadelphia
2.70%, 07/01/50 (a)	250,000	239,042
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	138,185
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	274,055
3.10%, 10/01/27 (a)	150,000	163,620
3.90%, 05/15/28 (a)	100,000	113,240
The Coca-Cola Co.
1.75%, 09/06/24	400,000	418,104
2.88%, 10/27/25	350,000	380,856
3.38%, 03/25/27	300,000	336,174
1.45%, 06/01/27	200,000	203,040
1.50%, 03/05/28	200,000	200,088
1.00%, 03/15/28	350,000	338,597
2.13%, 09/06/29	150,000	152,496
3.45%, 03/25/30	200,000	223,182
1.65%, 06/01/30	300,000	290,973
2.00%, 03/05/31	200,000	198,988
1.38%, 03/15/31	350,000	329,133
2.50%, 06/01/40	200,000	191,334
2.88%, 05/05/41	150,000	149,744
4.20%, 03/25/50	150,000	181,544
2.60%, 06/01/50	350,000	322,343
3.00%, 03/05/51	200,000	198,284
2.50%, 03/15/51	300,000	270,126
2.75%, 06/01/60	200,000	185,758
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	200,000	210,816
2.38%, 12/01/29 (a)	100,000	103,240
2.60%, 04/15/30 (a)	150,000	156,518
1.95%, 03/15/31 (a)	150,000	147,489
6.00%, 05/15/37	90,000	126,171
4.15%, 03/15/47 (a)	100,000	120,202
3.13%, 12/01/49 (a)	150,000	156,096
The Hershey Co.
3.38%, 05/15/23 (a)	100,000	105,769
2.05%, 11/15/24 (a)	100,000	105,320
0.90%, 06/01/25 (a)	150,000	150,831
2.45%, 11/15/29 (a)	100,000	104,029
3.13%, 11/15/49 (a)	100,000	103,390
2.65%, 06/01/50 (a)	200,000	190,488
The JM Smucker Co.
3.50%, 03/15/25	487,000	532,914
2.38%, 03/15/30 (a)	100,000	100,667
4.38%, 03/15/45	100,000	115,845
3.55%, 03/15/50 (a)	100,000	103,602

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	172,611
The Kroger Co.
2.80%, 08/01/22 (a)	150,000	154,067
2.65%, 10/15/26 (a)	150,000	159,807
3.70%, 08/01/27 (a)	100,000	111,900
4.50%, 01/15/29 (a)	200,000	234,150
2.20%, 05/01/30 (a)	400,000	398,324
1.70%, 01/15/31 (a)	100,000	94,680
5.40%, 07/15/40 (a)	200,000	255,846
5.00%, 04/15/42 (a)	100,000	123,119
3.88%, 10/15/46 (a)	100,000	106,383
4.45%, 02/01/47 (a)	350,000	401,096
4.65%, 01/15/48 (a)	150,000	176,999
3.95%, 01/15/50 (a)	150,000	163,911
The Methodist Hospital
2.71%, 12/01/50 (a)	150,000	139,805
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	230,963
4.02%, 08/01/45	150,000	179,250
2.61%, 08/01/60 (a)	100,000	89,329
3.95%, 08/01/19 (a)	100,000	112,586
The Procter & Gamble Co.
2.15%, 08/11/22	150,000	153,536
3.10%, 08/15/23	150,000	159,897
0.55%, 10/29/25	325,000	322,848
2.70%, 02/02/26	150,000	162,873
1.00%, 04/23/26	150,000	151,359
2.45%, 11/03/26	241,000	259,147
2.80%, 03/25/27	200,000	218,078
2.85%, 08/11/27	150,000	164,618
3.00%, 03/25/30	200,000	218,490
1.20%, 10/29/30	150,000	141,302
1.95%, 04/23/31	150,000	150,584
3.55%, 03/25/40	300,000	342,642
3.50%, 10/25/47	200,000	229,668
3.60%, 03/25/50	175,000	205,098
The Toledo Hospital
5.33%, 11/15/28	150,000	173,582
6.02%, 11/15/48	50,000	61,353
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	150,000	167,472
2.95%, 09/19/26 (a)	400,000	433,356
3.20%, 08/15/27 (a)	100,000	109,496
2.60%, 10/01/29 (a)	150,000	155,781
4.50%, 03/25/30 (a)	250,000	294,965
5.30%, 02/01/44 (a)	145,000	195,138
4.10%, 08/15/47 (a)	150,000	175,116
Trinity Health Corp.
4.13%, 12/01/45	100,000	119,737
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	250,000	258,285
3.90%, 09/28/23 (a)	150,000	161,540
3.95%, 08/15/24 (a)	300,000	328,680
4.00%, 03/01/26 (a)	100,000	112,327
3.55%, 06/02/27 (a)	350,000	388,199
4.35%, 03/01/29 (a)	150,000	173,751
4.88%, 08/15/34 (a)	150,000	184,976
5.15%, 08/15/44 (a)	150,000	190,749
4.55%, 06/02/47 (a)	100,000	119,244
5.10%, 09/28/48 (a)	200,000	258,492
Unilever Capital Corp.
0.38%, 09/14/23	250,000	250,830
2.60%, 05/05/24 (a)	200,000	212,394
3.38%, 03/22/25 (a)	100,000	109,272
2.00%, 07/28/26	500,000	522,950
2.90%, 05/05/27 (a)	250,000	272,095
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 03/22/28 (a)	250,000	279,307
2.13%, 09/06/29 (a)	150,000	152,751
1.38%, 09/14/30 (a)	250,000	238,460
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	225,000	223,661
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	332,208
5.25%, 06/15/46 (a)	200,000	236,992
Viatris, Inc.
1.65%, 06/22/25 (a)(c)	150,000	152,288
2.30%, 06/22/27 (a)(c)	250,000	255,457
2.70%, 06/22/30 (a)(c)	300,000	300,198
3.85%, 06/22/40 (a)(c)	300,000	311,076
4.00%, 06/22/50 (a)(c)	400,000	408,100
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	97,953
Whirlpool Corp.
3.70%, 05/01/25	100,000	110,106
4.75%, 02/26/29 (a)	100,000	117,787
2.40%, 05/15/31 (a)	100,000	99,971
4.50%, 06/01/46 (a)	100,000	116,220
4.60%, 05/15/50 (a)	100,000	120,349
Wyeth LLC
6.50%, 02/01/34	150,000	216,168
6.00%, 02/15/36	100,000	140,603
5.95%, 04/01/37	500,000	701,265
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	134,295
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	263,632
3.55%, 04/01/25 (a)	350,000	381,993
3.05%, 01/15/26 (a)	100,000	108,362
3.55%, 03/20/30 (a)	100,000	108,620
4.45%, 08/15/45 (a)	150,000	172,094
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	72,887
3.00%, 09/12/27 (a)	200,000	216,048
3.90%, 08/20/28 (a)	200,000	226,048
2.00%, 05/15/30 (a)	250,000	245,095
4.70%, 02/01/43 (a)	195,000	242,555
4.45%, 08/20/48 (a)	100,000	122,959
3.00%, 05/15/50 (a)	200,000	198,802
		218,626,503
Energy 2.1%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	207,394
3.34%, 12/15/27 (a)	200,000	219,344
3.14%, 11/07/29 (a)	100,000	106,297
4.49%, 05/01/30 (a)	200,000	233,164
4.08%, 12/15/47 (a)	300,000	326,517
Baker Hughes Holdings LLC
5.13%, 09/15/40	350,000	437,482
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	393,809
4.80%, 05/03/29 (a)	100,000	114,367
3.40%, 02/15/31 (a)	250,000	260,687
BP Capital Markets America, Inc.
2.52%, 09/19/22 (a)	150,000	154,239
2.94%, 04/06/23	200,000	209,502
2.75%, 05/10/23	300,000	314,241
3.22%, 11/28/23 (a)	250,000	266,390
3.79%, 02/06/24 (a)	150,000	162,944
3.22%, 04/14/24 (a)	250,000	268,382
3.19%, 04/06/25 (a)	250,000	271,125

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 09/21/25 (a)	300,000	334,908
3.41%, 02/11/26 (a)	150,000	165,483
3.12%, 05/04/26 (a)	200,000	218,268
3.02%, 01/16/27 (a)	100,000	108,177
3.59%, 04/14/27 (a)	200,000	222,558
3.94%, 09/21/28 (a)	150,000	170,396
4.23%, 11/06/28 (a)	250,000	287,710
3.63%, 04/06/30 (a)	300,000	333,267
1.75%, 08/10/30 (a)	350,000	336,976
3.00%, 02/24/50 (a)	400,000	374,152
2.77%, 11/10/50 (a)	400,000	359,256
2.94%, 06/04/51 (a)	300,000	278,565
3.38%, 02/08/61 (a)	250,000	244,195
BP Capital Markets PLC
2.50%, 11/06/22	150,000	154,811
3.81%, 02/10/24	250,000	272,457
3.54%, 11/04/24	200,000	219,242
3.51%, 03/17/25	100,000	110,212
3.28%, 09/19/27 (a)	650,000	713,869
3.72%, 11/28/28 (a)	150,000	167,682
Burlington Resources LLC
5.95%, 10/15/36	100,000	136,397
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	259,952
3.80%, 04/15/24 (a)	100,000	107,761
3.90%, 02/01/25 (a)	130,000	141,590
2.05%, 07/15/25 (a)	150,000	154,442
3.85%, 06/01/27 (a)	250,000	276,802
6.45%, 06/30/33	295,000	383,420
6.25%, 03/15/38	330,000	439,012
6.75%, 02/01/39	150,000	208,223
4.95%, 06/01/47 (a)	100,000	121,094
Cenovus Energy, Inc.
4.00%, 04/15/24 (a)	200,000	214,970
5.38%, 07/15/25 (a)	250,000	285,587
4.25%, 04/15/27 (a)	300,000	333,444
4.40%, 04/15/29 (a)	200,000	223,046
6.75%, 11/15/39	400,000	528,120
5.40%, 06/15/47 (a)	200,000	236,592
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	230,032
5.88%, 03/31/25 (a)	300,000	345,225
5.13%, 06/30/27 (a)	400,000	464,800
3.70%, 11/15/29 (a)	200,000	215,764
Chevron Corp.
2.36%, 12/05/22 (a)	600,000	616,176
1.14%, 05/11/23	250,000	254,357
3.19%, 06/24/23 (a)	650,000	684,352
1.55%, 05/11/25 (a)	450,000	463,864
2.95%, 05/16/26 (a)	500,000	543,900
2.00%, 05/11/27 (a)	200,000	208,048
2.24%, 05/11/30 (a)	200,000	203,866
2.98%, 05/11/40 (a)	200,000	203,810
3.08%, 05/11/50 (a)	200,000	200,182
Chevron USA, Inc.
0.33%, 08/12/22	200,000	200,296
0.43%, 08/11/23	200,000	201,032
3.90%, 11/15/24 (a)	200,000	221,286
0.69%, 08/12/25 (a)	100,000	99,721
1.02%, 08/12/27 (a)	250,000	244,857
3.85%, 01/15/28 (a)	200,000	228,186
3.25%, 10/15/29 (a)	100,000	110,030
6.00%, 03/01/41 (a)	150,000	215,561
5.25%, 11/15/43 (a)	100,000	132,898
5.05%, 11/15/44 (a)	150,000	195,587
4.95%, 08/15/47 (a)	100,000	130,544
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 10/15/49 (a)	100,000	119,540
2.34%, 08/12/50 (a)	250,000	216,903
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	197,111
4.38%, 03/15/29 (a)	100,000	112,635
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	225,826
5.80%, 06/01/45 (a)	100,000	129,935
Conoco Funding Co.
7.25%, 10/15/31	150,000	215,228
ConocoPhillips
3.75%, 10/01/27 (a)	150,000	168,657
4.30%, 08/15/28 (a)(c)	200,000	230,010
2.40%, 02/15/31 (a)(c)	250,000	251,632
4.88%, 10/01/47 (a)(c)	100,000	127,140
4.85%, 08/15/48 (a)(c)	100,000	127,382
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	108,707
4.95%, 03/15/26 (a)	450,000	525,568
6.95%, 04/15/29	400,000	539,212
6.50%, 02/01/39	800,000	1,163,912
4.30%, 11/15/44 (a)	150,000	175,986
5.95%, 03/15/46 (a)	100,000	144,399
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	177,642
7.95%, 04/15/32	300,000	415,602
5.60%, 07/15/41 (a)	400,000	484,400
4.75%, 05/15/42 (a)	100,000	110,858
5.00%, 06/15/45 (a)	100,000	114,040
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	319,071
4.75%, 05/31/25 (a)	150,000	169,877
3.25%, 12/01/26 (a)	200,000	215,530
3.50%, 12/01/29 (a)	150,000	159,381
3.13%, 03/24/31 (a)	500,000	512,690
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	213,288
2.50%, 11/15/24 (a)	100,000	105,723
3.00%, 11/15/29 (a)	200,000	209,984
4.80%, 11/01/43 (a)	100,000	117,835
3.90%, 11/15/49 (a)	100,000	105,712
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	150,000	160,641
4.95%, 05/15/28 (a)	300,000	340,509
4.15%, 09/15/29 (a)	150,000	161,861
5.00%, 05/15/44 (a)	75,000	78,648
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	180,000	224,359
7.38%, 10/15/45 (a)	100,000	152,668
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	267,810
3.70%, 07/15/27 (a)	550,000	607,365
3.13%, 11/15/29 (a)	250,000	264,625
4.50%, 06/10/44 (a)	200,000	225,060
5.50%, 12/01/46 (a)	200,000	255,788
4.00%, 11/15/49 (a)	100,000	106,308
Energy Transfer LP
3.45%, 01/15/23 (a)	150,000	155,489
3.60%, 02/01/23 (a)	150,000	155,888
4.25%, 03/15/23 (a)	250,000	263,405
5.88%, 01/15/24 (a)	250,000	278,220
4.25%, 04/01/24 (a)	350,000	379,253
4.05%, 03/15/25 (a)	150,000	163,266
2.90%, 05/15/25 (a)	250,000	263,720
4.75%, 01/15/26 (a)	150,000	168,764
3.90%, 07/15/26 (a)	100,000	109,465

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 04/15/27 (a)	100,000	110,403
5.50%, 06/01/27 (a)	150,000	175,815
4.00%, 10/01/27 (a)	200,000	218,924
4.95%, 06/15/28 (a)	150,000	172,400
5.25%, 04/15/29 (a)	150,000	175,115
3.75%, 05/15/30 (a)	300,000	319,998
4.90%, 03/15/35 (a)	230,000	257,793
5.80%, 06/15/38 (a)	150,000	179,696
7.50%, 07/01/38	150,000	206,633
6.05%, 06/01/41 (a)	100,000	121,601
6.50%, 02/01/42 (a)	425,000	536,108
6.10%, 02/15/42	100,000	120,238
5.95%, 10/01/43 (a)	200,000	239,528
5.30%, 04/01/44 (a)	200,000	221,810
5.15%, 03/15/45 (a)	250,000	276,412
5.35%, 05/15/45 (a)	100,000	112,770
6.13%, 12/15/45 (a)	265,000	321,090
5.30%, 04/15/47 (a)	100,000	111,995
5.40%, 10/01/47 (a)	350,000	398,366
6.00%, 06/15/48 (a)	150,000	182,178
6.25%, 04/15/49 (a)	250,000	313,810
5.00%, 05/15/50 (a)	350,000	389,256
Energy Transfer LP/Regency Energy Finance Corp
5.00%, 10/01/22 (a)	100,000	104,644
4.50%, 11/01/23 (a)	150,000	161,387
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	418,060
3.90%, 02/15/24 (a)	195,000	211,210
3.75%, 02/15/25 (a)	230,000	252,167
3.70%, 02/15/26 (a)	250,000	278,317
3.95%, 02/15/27 (a)	150,000	168,750
4.15%, 10/16/28 (a)	250,000	284,827
3.13%, 07/31/29 (a)	200,000	213,560
2.80%, 01/31/30 (a)	350,000	364,969
7.55%, 04/15/38	100,000	150,106
6.13%, 10/15/39	350,000	477,291
5.95%, 02/01/41	100,000	134,088
4.85%, 08/15/42 (a)	100,000	119,729
4.45%, 02/15/43 (a)	200,000	228,088
4.85%, 03/15/44 (a)	300,000	357,054
5.10%, 02/15/45 (a)	300,000	368,082
4.90%, 05/15/46 (a)	500,000	594,990
4.25%, 02/15/48 (a)	400,000	441,040
4.80%, 02/01/49 (a)	150,000	178,205
4.20%, 01/31/50 (a)	250,000	274,810
3.70%, 01/31/51 (a)	200,000	203,714
3.20%, 02/15/52 (a)	250,000	235,960
3.95%, 01/31/60 (a)	150,000	156,261
4.88%, 08/16/77 (a)(b)	100,000	97,727
5.25%, 08/16/77 (a)(b)	100,000	102,757
5.38%, 02/15/78 (a)(b)	100,000	101,403
EOG Resources, Inc.
2.63%, 03/15/23 (a)	260,000	269,381
3.15%, 04/01/25 (a)	100,000	108,109
4.15%, 01/15/26 (a)	100,000	113,138
4.38%, 04/15/30 (a)	150,000	175,353
3.90%, 04/01/35 (a)	174,000	195,818
4.95%, 04/15/50 (a)	150,000	191,826
Equinor A.S.A.
1.75%, 01/22/26 (a)	300,000	310,923
Exxon Mobil Corp.
1.90%, 08/16/22	150,000	153,162
2.73%, 03/01/23 (a)	350,000	363,961
1.57%, 04/15/23	600,000	614,826
2.02%, 08/16/24 (a)	250,000	262,002
2.71%, 03/06/25 (a)	300,000	320,961
2.99%, 03/19/25 (a)	700,000	755,930
3.04%, 03/01/26 (a)	500,000	545,430
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.28%, 08/16/26 (a)	150,000	159,087
3.29%, 03/19/27 (a)	150,000	166,994
2.44%, 08/16/29 (a)	200,000	207,404
3.48%, 03/19/30 (a)	600,000	664,266
2.61%, 10/15/30 (a)	200,000	207,718
3.00%, 08/16/39 (a)	150,000	150,083
4.23%, 03/19/40 (a)	450,000	523,282
3.57%, 03/06/45 (a)	230,000	243,096
4.11%, 03/01/46 (a)	550,000	627,324
3.10%, 08/16/49 (a)	300,000	295,050
4.33%, 03/19/50 (a)	500,000	597,515
3.45%, 04/15/51 (a)	700,000	729,617
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	211,772
3.80%, 11/15/25 (a)	250,000	277,255
2.92%, 03/01/30 (a)	250,000	255,915
4.85%, 11/15/35 (a)	150,000	173,100
6.70%, 09/15/38	100,000	133,387
7.45%, 09/15/39	200,000	286,602
4.50%, 11/15/41 (a)	300,000	325,176
4.75%, 08/01/43 (a)	200,000	224,058
5.00%, 11/15/45 (a)	230,000	269,222
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	180,000	198,886
Hess Corp.
4.30%, 04/01/27 (a)	250,000	278,507
7.88%, 10/01/29	100,000	134,838
7.30%, 08/15/31	100,000	133,286
6.00%, 01/15/40	100,000	124,972
5.60%, 02/15/41	100,000	121,217
5.80%, 04/01/47 (a)	450,000	565,303
HollyFrontier Corp.
2.63%, 10/01/23	100,000	103,719
5.88%, 04/01/26 (a)	150,000	173,481
4.50%, 10/01/30 (a)	200,000	210,626
Kinder Morgan Energy Partners LP
3.95%, 09/01/22 (a)	450,000	466,110
4.15%, 02/01/24 (a)	100,000	108,471
4.30%, 05/01/24 (a)	296,000	324,576
7.30%, 08/15/33	200,000	279,204
5.80%, 03/15/35	150,000	189,447
6.95%, 01/15/38	330,000	460,541
6.55%, 09/15/40	150,000	205,377
7.50%, 11/15/40	100,000	143,558
5.00%, 08/15/42 (a)	100,000	115,935
4.70%, 11/01/42 (a)	195,000	219,213
5.00%, 03/01/43 (a)	200,000	232,702
5.50%, 03/01/44 (a)	200,000	244,792
5.40%, 09/01/44 (a)	195,000	236,740
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	156,372
4.30%, 06/01/25 (a)	395,000	441,697
4.30%, 03/01/28 (a)	200,000	226,734
2.00%, 02/15/31 (a)	250,000	237,225
7.75%, 01/15/32	150,000	212,972
5.30%, 12/01/34 (a)	250,000	301,475
5.55%, 06/01/45 (a)	330,000	410,395
5.05%, 02/15/46 (a)	200,000	235,228
5.20%, 03/01/48 (a)	100,000	121,084
3.25%, 08/01/50 (a)	250,000	230,205
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	213,710
5.15%, 10/15/43 (a)	250,000	301,502
4.85%, 02/01/49 (a)	150,000	176,910
3.95%, 03/01/50 (a)	150,000	156,330

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
3.85%, 06/01/25 (a)	200,000	218,310
4.40%, 07/15/27 (a)	200,000	225,226
6.80%, 03/15/32	100,000	128,159
6.60%, 10/01/37	150,000	193,424
5.20%, 06/01/45 (a)	200,000	231,796
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	214,126
4.75%, 12/15/23 (a)	150,000	164,454
3.63%, 09/15/24 (a)	230,000	248,927
4.70%, 05/01/25 (a)	200,000	226,932
5.13%, 12/15/26 (a)	100,000	118,672
3.80%, 04/01/28 (a)	100,000	110,478
6.50%, 03/01/41 (a)	100,000	135,921
4.75%, 09/15/44 (a)	150,000	172,764
4.50%, 04/01/48 (a)	150,000	165,587
5.00%, 09/15/54 (a)	250,000	285,540
MPLX LP
3.50%, 12/01/22 (a)	150,000	156,269
4.50%, 07/15/23 (a)	200,000	214,592
4.88%, 12/01/24 (a)	300,000	338,571
4.00%, 02/15/25 (a)	100,000	109,751
4.88%, 06/01/25 (a)	300,000	339,138
1.75%, 03/01/26 (a)	250,000	253,635
4.13%, 03/01/27 (a)	200,000	224,586
4.25%, 12/01/27 (a)	350,000	397,001
4.00%, 03/15/28 (a)	150,000	166,625
4.80%, 02/15/29 (a)	150,000	174,222
2.65%, 08/15/30 (a)	250,000	249,400
4.50%, 04/15/38 (a)	350,000	389,648
5.20%, 03/01/47 (a)	250,000	296,325
5.20%, 12/01/47 (a)	100,000	118,141
4.70%, 04/15/48 (a)	300,000	336,264
5.50%, 02/15/49 (a)	250,000	311,220
4.90%, 04/15/58 (a)	100,000	113,745
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	113,010
5.50%, 01/15/26 (a)	100,000	116,347
3.95%, 09/15/27 (a)	100,000	108,491
4.75%, 09/01/28 (a)	100,000	112,163
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	224,516
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	104,356
3.95%, 12/01/42 (a)	150,000	145,545
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	103,106
5.00%, 09/15/23 (a)	150,000	162,863
4.90%, 03/15/25 (a)	150,000	168,453
6.65%, 10/01/36	250,000	329,127
6.13%, 02/01/41 (a)	150,000	187,938
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	170,225
2.75%, 09/01/24 (a)	150,000	158,649
2.20%, 09/15/25 (a)	50,000	51,550
5.85%, 01/15/26 (a)	155,000	184,311
4.55%, 07/15/28 (a)	150,000	169,694
3.40%, 09/01/29 (a)	150,000	158,132
3.10%, 03/15/30 (a)	200,000	205,988
6.35%, 01/15/31 (a)	220,000	279,743
5.20%, 07/15/48 (a)	250,000	294,117
4.45%, 09/01/49 (a)	150,000	159,873
4.50%, 03/15/50 (a)	200,000	214,460
7.15%, 01/15/51 (a)	200,000	281,346
Phillips 66
3.85%, 04/09/25 (a)	400,000	442,056
1.30%, 02/15/26 (a)	150,000	150,764
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 03/15/28 (a)	150,000	167,028
2.15%, 12/15/30 (a)	250,000	242,225
4.65%, 11/15/34 (a)	150,000	176,984
5.88%, 05/01/42	300,000	400,563
4.88%, 11/15/44 (a)	350,000	422,373
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	156,981
3.61%, 02/15/25 (a)	230,000	248,522
3.55%, 10/01/26 (a)	150,000	164,294
3.75%, 03/01/28 (a)	100,000	108,789
3.15%, 12/15/29 (a)	100,000	103,999
4.68%, 02/15/45 (a)	100,000	111,333
4.90%, 10/01/46 (a)	100,000	115,398
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	200,000	200,312
1.13%, 01/15/26 (a)	200,000	198,466
4.45%, 01/15/26 (a)	250,000	283,310
1.90%, 08/15/30 (a)	200,000	189,092
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	150,000	153,396
2.85%, 01/31/23 (a)	250,000	256,815
4.50%, 12/15/26 (a)	230,000	257,818
3.55%, 12/15/29 (a)	150,000	155,882
3.80%, 09/15/30 (a)	250,000	263,342
6.65%, 01/15/37	250,000	311,565
5.15%, 06/01/42 (a)	100,000	106,814
4.30%, 01/31/43 (a)	100,000	97,295
4.70%, 06/15/44 (a)	100,000	102,153
4.90%, 02/15/45 (a)	100,000	104,018
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	300,000	324,057
5.75%, 05/15/24 (a)	380,000	429,199
5.63%, 03/01/25 (a)	550,000	632,280
5.88%, 06/30/26 (a)	200,000	237,638
5.00%, 03/15/27 (a)	400,000	463,444
4.20%, 03/15/28 (a)	350,000	391,286
4.50%, 05/15/30 (a)	375,000	426,259
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	150,000	153,003
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	214,432
2.65%, 06/26/30 (a)	350,000	361,504
Shell International Finance BV
2.38%, 08/21/22	150,000	153,995
3.40%, 08/12/23	150,000	160,215
0.38%, 09/15/23	350,000	350,941
3.50%, 11/13/23 (a)	250,000	268,487
2.00%, 11/07/24 (a)	200,000	209,324
2.38%, 04/06/25 (a)	300,000	317,793
3.25%, 05/11/25	430,000	469,973
2.88%, 05/10/26	400,000	435,008
2.50%, 09/12/26	250,000	268,292
3.88%, 11/13/28 (a)	450,000	512,599
2.38%, 11/07/29 (a)	400,000	411,248
2.75%, 04/06/30 (a)	500,000	527,085
4.13%, 05/11/35	400,000	469,524
6.38%, 12/15/38	500,000	731,150
5.50%, 03/25/40	250,000	342,222
3.63%, 08/21/42	230,000	253,676
4.55%, 08/12/43	150,000	183,176
4.38%, 05/11/45	430,000	514,929
4.00%, 05/10/46	430,000	491,327
3.75%, 09/12/46	200,000	221,338
3.13%, 11/07/49 (a)	300,000	300,351
3.25%, 04/06/50 (a)	500,000	513,955

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	331,035
3.50%, 03/15/25 (a)	200,000	216,814
4.50%, 03/15/45 (a)	150,000	169,274
Suncor Energy, Inc.
2.80%, 05/15/23	300,000	312,993
3.60%, 12/01/24 (a)	200,000	217,604
3.10%, 05/15/25 (a)	100,000	107,719
5.35%, 07/15/33	100,000	121,865
6.80%, 05/15/38	100,000	140,518
6.50%, 06/15/38	500,000	688,425
6.85%, 06/01/39	200,000	286,184
4.00%, 11/15/47 (a)	100,000	107,261
3.75%, 03/04/51 (a)	150,000	155,924
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	166,233
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	257,166
The Williams Cos., Inc.
3.70%, 01/15/23 (a)	150,000	156,597
4.50%, 11/15/23 (a)	150,000	163,350
4.30%, 03/04/24 (a)	850,000	930,240
4.55%, 06/24/24 (a)	100,000	110,766
3.90%, 01/15/25 (a)	100,000	109,813
3.75%, 06/15/27 (a)	200,000	222,252
7.50%, 01/15/31	150,000	203,175
8.75%, 03/15/32	250,000	375,620
6.30%, 04/15/40	300,000	397,938
5.80%, 11/15/43 (a)	222,000	281,931
5.40%, 03/04/44 (a)	100,000	122,175
5.75%, 06/24/44 (a)	100,000	127,357
4.90%, 01/15/45 (a)	200,000	231,614
5.10%, 09/15/45 (a)	100,000	119,529
4.85%, 03/01/48 (a)	150,000	175,497
Total Capital Canada Ltd.
2.75%, 07/15/23	400,000	421,200
Total Capital International S.A.
3.70%, 01/15/24	200,000	216,884
3.75%, 04/10/24	400,000	437,680
2.43%, 01/10/25 (a)	150,000	158,670
3.46%, 02/19/29 (a)	300,000	331,257
2.83%, 01/10/30 (a)	200,000	212,002
2.99%, 06/29/41 (a)	200,000	197,602
3.46%, 07/12/49 (a)	200,000	208,816
3.13%, 05/29/50 (a)	450,000	440,037
3.39%, 06/29/60 (a)	200,000	202,358
Total Capital S.A.
3.88%, 10/11/28	150,000	170,403
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	256,495
3.75%, 10/16/23 (a)	100,000	106,870
4.88%, 01/15/26 (a)	200,000	231,564
4.25%, 05/15/28 (a)	450,000	513,882
4.10%, 04/15/30 (a)	200,000	227,492
4.63%, 03/01/34 (a)	350,000	409,244
5.60%, 03/31/34	100,000	125,860
5.85%, 03/15/36	100,000	130,075
6.20%, 10/15/37	300,000	400,809
4.75%, 05/15/38 (a)	100,000	117,255
6.10%, 06/01/40	150,000	201,665
5.00%, 10/16/43 (a)	200,000	241,140
4.88%, 05/15/48 (a)	250,000	306,262
5.10%, 03/15/49 (a)	250,000	317,442
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	200,000	213,092
5.40%, 08/15/41 (a)	100,000	124,207
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 03/15/48 (a)	100,000	116,989
3.95%, 05/15/50 (a)	100,000	106,431
Valero Energy Corp.
1.20%, 03/15/24	200,000	202,488
2.85%, 04/15/25 (a)	550,000	584,474
3.40%, 09/15/26 (a)	400,000	431,840
2.15%, 09/15/27 (a)	250,000	252,257
4.00%, 04/01/29 (a)	150,000	164,742
7.50%, 04/15/32	150,000	206,493
6.63%, 06/15/37	200,000	266,320
4.90%, 03/15/45	230,000	273,311
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	169,830
WPX Energy, Inc.
5.25%, 10/15/27 (a)	130,000	139,265
5.88%, 06/15/28 (a)	30,000	33,076
4.50%, 01/15/30 (a)	130,000	140,722
		110,000,759
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	104,043
California Institute of Technology
3.65%, 09/01/19 (a)	200,000	217,722
Cintas Corp. No. 2
3.25%, 06/01/22 (a)	100,000	102,193
3.70%, 04/01/27 (a)	300,000	337,833
Duke University
2.68%, 10/01/44	100,000	99,629
2.83%, 10/01/55	100,000	100,012
Emory University
2.97%, 09/01/50 (a)	250,000	251,125
Johns Hopkins University
4.08%, 07/01/53	100,000	123,839
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	106,231
2.29%, 07/01/51 (a)	100,000	91,294
5.60%, 07/01/11	150,000	246,489
4.68%, 07/01/14	100,000	138,726
Northeastern University
2.89%, 10/01/50	150,000	148,720
Northwestern University
4.64%, 12/01/44	100,000	131,112
2.64%, 12/01/50 (a)	100,000	98,454
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	108,154
2.52%, 10/15/50 (a)	100,000	96,227
3.30%, 07/15/56 (a)	100,000	110,775
Princeton University
5.70%, 03/01/39	200,000	286,256
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	258,285
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	116,692
The American University
3.67%, 04/01/49	100,000	111,776
The George Washington University
4.30%, 09/15/44	100,000	121,424
4.87%, 09/15/45	50,000	66,218
4.13%, 09/15/48 (a)	150,000	180,711
The Georgetown University
4.32%, 04/01/49 (a)	50,000	61,457
2.94%, 04/01/50	100,000	97,631
5.22%, 10/01/18 (a)	50,000	70,992

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	201,116
3.65%, 05/01/48 (a)	100,000	117,263
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	140,057
4.67%, 09/01/12	50,000	66,492
The Trustees of the University of Princeton
2.52%, 07/01/50 (a)	100,000	96,524
The University of Chicago
2.55%, 04/01/50 (a)	100,000	93,040
Trustees of Boston College
3.13%, 07/01/52	150,000	154,045
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	113,162
University of Southern California
3.03%, 10/01/39	350,000	365,046
3.84%, 10/01/47 (a)	150,000	177,847
3.23%, 10/01/20 (a)	100,000	95,995
William Marsh Rice University
3.57%, 05/15/45	200,000	229,978
Yale University
0.87%, 04/15/25 (a)	100,000	101,027
1.48%, 04/15/30 (a)	200,000	194,788
2.40%, 04/15/50 (a)	100,000	93,382
		6,223,782
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	150,000	153,755
1.90%, 02/01/25 (a)	200,000	208,940
3.25%, 02/01/25 (a)	150,000	163,035
2.15%, 02/01/27 (a)	200,000	210,502
2.30%, 02/01/30 (a)	200,000	205,314
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	150,000	159,479
Alphabet, Inc.
3.38%, 02/25/24	345,000	374,691
0.45%, 08/15/25 (a)	150,000	148,911
2.00%, 08/15/26 (a)	200,000	210,238
0.80%, 08/15/27 (a)	250,000	243,778
1.10%, 08/15/30 (a)	250,000	234,100
1.90%, 08/15/40 (a)	300,000	265,884
2.05%, 08/15/50 (a)	500,000	424,350
2.25%, 08/15/60 (a)	500,000	421,905
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	246,675
Analog Devices, Inc.
3.13%, 12/05/23 (a)	150,000	159,333
2.95%, 04/01/25 (a)	150,000	161,318
3.90%, 12/15/25 (a)	150,000	167,643
3.50%, 12/05/26 (a)	100,000	110,950
5.30%, 12/15/45 (a)	100,000	130,697
Apple Inc.
1.70%, 09/11/22	200,000	203,884
2.10%, 09/12/22 (a)	200,000	204,668
2.40%, 01/13/23 (a)	250,000	258,570
2.85%, 02/23/23 (a)	150,000	156,222
2.40%, 05/03/23	1,080,000	1,124,615
0.75%, 05/11/23	350,000	353,685
3.00%, 02/09/24 (a)	250,000	266,837
3.45%, 05/06/24	400,000	435,584
2.85%, 05/11/24 (a)	300,000	320,682
1.80%, 09/11/24 (a)	100,000	104,336
2.75%, 01/13/25 (a)	200,000	214,816
2.50%, 02/09/25	539,000	574,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 05/11/25 (a)	400,000	406,388
3.20%, 05/13/25	450,000	492,912
0.55%, 08/20/25 (a)	350,000	347,469
0.70%, 02/08/26 (a)	350,000	347,193
3.25%, 02/23/26 (a)	680,000	749,652
2.45%, 08/04/26 (a)	350,000	373,667
2.05%, 09/11/26 (a)	450,000	472,369
3.35%, 02/09/27 (a)	300,000	333,618
3.20%, 05/11/27 (a)	350,000	387,275
3.00%, 06/20/27 (a)	300,000	331,161
2.90%, 09/12/27 (a)	500,000	544,875
3.00%, 11/13/27 (a)	350,000	384,041
1.20%, 02/08/28 (a)	500,000	491,105
2.20%, 09/11/29 (a)	200,000	205,558
1.65%, 05/11/30 (a)	400,000	390,932
1.25%, 08/20/30 (a)	500,000	472,810
1.65%, 02/08/31 (a)	500,000	484,295
4.50%, 02/23/36 (a)	200,000	249,028
2.38%, 02/08/41 (a)	500,000	468,155
3.85%, 05/04/43	480,000	548,741
4.45%, 05/06/44	150,000	186,018
3.45%, 02/09/45	400,000	432,072
4.38%, 05/13/45	300,000	369,711
4.65%, 02/23/46 (a)	850,000	1,086,096
3.85%, 08/04/46 (a)	400,000	458,048
4.25%, 02/09/47 (a)	195,000	236,445
3.75%, 09/12/47 (a)	250,000	282,390
3.75%, 11/13/47 (a)	350,000	395,577
2.95%, 09/11/49 (a)	400,000	397,780
2.65%, 05/11/50 (a)	400,000	372,980
2.40%, 08/20/50 (a)	400,000	358,204
2.65%, 02/08/51 (a)	500,000	468,295
2.55%, 08/20/60 (a)	500,000	442,550
2.80%, 02/08/61 (a)	250,000	231,833
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	280,677
3.30%, 04/01/27 (a)	150,000	166,206
1.75%, 06/01/30 (a)	250,000	244,845
5.10%, 10/01/35 (a)	150,000	194,214
4.35%, 04/01/47 (a)	150,000	184,248
2.75%, 06/01/50 (a)	200,000	191,770
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	105,580
3.25%, 09/08/24 (a)	250,000	268,100
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	224,706
2.85%, 01/15/30 (a)	100,000	104,674
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	220,808
1.25%, 09/01/30 (a)	300,000	282,783
Avnet, Inc.
4.88%, 12/01/22	100,000	106,173
4.63%, 04/15/26 (a)	200,000	226,458
Baidu, Inc.
3.50%, 11/28/22	200,000	207,934
3.88%, 09/29/23 (a)	200,000	213,412
4.13%, 06/30/25	500,000	552,015
1.72%, 04/09/26 (a)	200,000	201,446
4.88%, 11/14/28 (a)	200,000	233,104
2.38%, 10/09/30 (a)	200,000	196,772
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	150,000	160,814
3.13%, 01/15/25 (a)	100,000	107,016
3.88%, 01/15/27 (a)	1,000,000	1,100,650
3.50%, 01/15/28 (a)	250,000	269,635

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom, Inc.
3.63%, 10/15/24 (a)	150,000	163,170
4.70%, 04/15/25 (a)	300,000	338,625
3.15%, 11/15/25 (a)	400,000	430,324
4.25%, 04/15/26 (a)	400,000	448,932
3.46%, 09/15/26 (a)	356,000	387,478
1.95%, 02/15/28 (a)(c)	250,000	248,055
4.11%, 09/15/28 (a)	413,000	457,583
4.75%, 04/15/29 (a)	700,000	802,326
5.00%, 04/15/30 (a)	400,000	463,480
4.15%, 11/15/30 (a)	450,000	493,798
2.45%, 02/15/31 (a)(c)	450,000	432,684
4.30%, 11/15/32 (a)	350,000	387,898
2.60%, 02/15/33 (a)(c)	400,000	381,048
3.42%, 04/15/33 (a)(c)	350,000	357,637
3.47%, 04/15/34 (a)(c)	400,000	407,456
3.50%, 02/15/41 (a)(c)	650,000	630,454
3.75%, 02/15/51 (a)(c)	450,000	440,118
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	109,629
2.90%, 12/01/29 (a)	150,000	155,627
Cisco Systems, Inc.
3.00%, 06/15/22	200,000	205,824
2.20%, 09/20/23 (a)	150,000	156,308
3.50%, 06/15/25	512,000	567,921
2.95%, 02/28/26	200,000	218,508
2.50%, 09/20/26 (a)	100,000	107,891
5.90%, 02/15/39	100,000	142,992
5.50%, 01/15/40	650,000	893,984
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	250,000	247,175
4.50%, 12/01/27 (a)	100,000	114,111
3.30%, 03/01/30 (a)	125,000	130,300
Corning, Inc.
4.75%, 03/15/42	100,000	119,965
5.35%, 11/15/48 (a)	200,000	262,644
3.90%, 11/15/49 (a)	100,000	109,961
4.38%, 11/15/57 (a)	100,000	113,161
5.85%, 11/15/68 (a)	100,000	140,385
5.45%, 11/15/79 (a)	190,000	246,523
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	850,000	925,412
4.00%, 07/15/24 (a)(c)	250,000	272,292
5.85%, 07/15/25 (a)(c)	200,000	234,840
6.02%, 06/15/26 (a)(c)	980,000	1,169,816
4.90%, 10/01/26 (a)(c)	350,000	402,675
6.10%, 07/15/27 (a)(c)	100,000	122,671
5.30%, 10/01/29 (a)(c)	300,000	355,230
6.20%, 07/15/30 (a)(c)	200,000	251,036
8.10%, 07/15/36 (a)(c)	250,000	371,140
8.35%, 07/15/46 (a)(c)	400,000	629,008
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	108,951
4.13%, 04/15/25 (a)	200,000	220,374
4.75%, 04/15/27 (a)	100,000	114,593
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	317,715
2.60%, 12/15/25 (a)	200,000	212,120
3.10%, 05/15/30 (a)	200,000	211,588
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	158,745
1.25%, 07/15/25 (a)	250,000	251,517
1.00%, 09/15/25 (a)	200,000	199,220
2.90%, 11/18/26 (a)	100,000	106,836
5.38%, 05/15/27 (a)	150,000	160,875
1.55%, 03/15/28 (a)	250,000	244,110
3.20%, 11/18/29 (a)	200,000	211,994
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 07/15/50 (a)	250,000	230,775
2.95%, 09/15/51 (a)	150,000	137,978
3.40%, 02/15/52 (a)	150,000	148,134
Fidelity National Information Services, Inc.
0.38%, 03/01/23	200,000	199,906
0.60%, 03/01/24	150,000	150,066
1.15%, 03/01/26 (a)	250,000	248,493
1.65%, 03/01/28 (a)	200,000	197,064
3.75%, 05/21/29 (a)	250,000	278,832
2.25%, 03/01/31 (a)	200,000	196,558
3.10%, 03/01/41 (a)	200,000	197,886
Fiserv, Inc.
3.80%, 10/01/23 (a)	150,000	161,291
2.75%, 07/01/24 (a)	450,000	477,364
3.85%, 06/01/25 (a)	100,000	110,411
3.20%, 07/01/26 (a)	450,000	489,969
2.25%, 06/01/27 (a)	250,000	259,057
4.20%, 10/01/28 (a)	150,000	171,452
3.50%, 07/01/29 (a)	500,000	544,465
2.65%, 06/01/30 (a)	250,000	255,940
4.40%, 07/01/49 (a)	475,000	552,126
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	224,072
3.75%, 02/01/26 (a)	200,000	218,560
4.88%, 06/15/29 (a)	100,000	114,496
4.88%, 05/12/30 (a)	200,000	230,506
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	249,615
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	148,430
2.20%, 03/15/31 (a)	100,000	97,956
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	211,326
4.00%, 06/01/23 (a)	100,000	106,614
2.65%, 02/15/25 (a)	250,000	264,147
1.20%, 03/01/26 (a)	200,000	198,668
4.45%, 06/01/28 (a)	100,000	114,535
3.20%, 08/15/29 (a)	200,000	211,374
2.90%, 05/15/30 (a)	225,000	231,217
4.15%, 08/15/49 (a)	200,000	221,000
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	250,000	261,915
2.25%, 04/01/23 (a)	150,000	154,688
1.45%, 04/01/24 (a)	500,000	510,725
4.65%, 10/01/24 (a)	300,000	335,373
4.90%, 10/15/25 (a)	350,000	400,029
1.75%, 04/01/26 (a)	400,000	406,944
6.20%, 10/15/35 (a)	150,000	201,453
6.35%, 10/15/45 (a)	262,000	347,388
HP, Inc.
4.05%, 09/15/22	150,000	156,956
2.20%, 06/17/25 (a)	150,000	156,930
3.00%, 06/17/27 (a)	300,000	322,179
3.40%, 06/17/30 (a)	200,000	213,560
6.00%, 09/15/41	250,000	325,410
Intel Corp.
3.10%, 07/29/22	200,000	206,732
2.70%, 12/15/22	350,000	363,482
2.88%, 05/11/24 (a)	300,000	321,183
3.40%, 03/25/25 (a)	350,000	384,373
3.70%, 07/29/25 (a)	450,000	499,986
2.60%, 05/19/26 (a)	150,000	160,838
3.75%, 03/25/27 (a)	250,000	282,632
2.45%, 11/15/29 (a)	450,000	468,355
3.90%, 03/25/30 (a)	300,000	344,277
4.00%, 12/15/32	150,000	176,427
4.60%, 03/25/40 (a)	350,000	427,833

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.80%, 10/01/41	295,000	372,659
4.25%, 12/15/42	100,000	117,858
4.10%, 05/19/46 (a)	550,000	637,835
4.10%, 05/11/47 (a)	100,000	115,610
3.73%, 12/08/47 (a)	350,000	384,100
3.25%, 11/15/49 (a)	300,000	305,997
4.75%, 03/25/50 (a)	400,000	511,176
3.10%, 02/15/60 (a)	160,000	154,944
4.95%, 03/25/60 (a)	300,000	405,972
International Business Machines Corp.
1.88%, 08/01/22	200,000	203,888
2.88%, 11/09/22	400,000	415,124
3.38%, 08/01/23	350,000	373,212
3.63%, 02/12/24	400,000	433,700
3.00%, 05/15/24	650,000	697,346
3.45%, 02/19/26	300,000	332,283
3.30%, 05/15/26	550,000	605,984
3.30%, 01/27/27	250,000	275,462
1.70%, 05/15/27 (a)	300,000	304,923
6.22%, 08/01/27	230,000	292,245
3.50%, 05/15/29	550,000	607,816
1.95%, 05/15/30 (a)	200,000	196,678
4.15%, 05/15/39	450,000	518,472
5.60%, 11/30/39	150,000	202,140
2.85%, 05/15/40 (a)	400,000	389,908
4.70%, 02/19/46	150,000	188,174
4.25%, 05/15/49	650,000	758,205
2.95%, 05/15/50 (a)	200,000	190,260
Intuit, Inc.
0.65%, 07/15/23	150,000	151,185
0.95%, 07/15/25 (a)	200,000	201,146
1.35%, 07/15/27 (a)	250,000	249,440
Jabil, Inc.
4.70%, 09/15/22	200,000	211,220
3.60%, 01/15/30 (a)	100,000	107,669
3.00%, 01/15/31 (a)	200,000	203,946
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	250,000	248,777
3.75%, 08/15/29 (a)	150,000	163,841
5.95%, 03/15/41	100,000	129,683
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	173,736
3.00%, 10/30/29 (a)	100,000	104,544
KLA Corp.
4.65%, 11/01/24 (a)	230,000	257,579
4.10%, 03/15/29 (a)	100,000	113,873
5.00%, 03/15/49 (a)	100,000	128,429
3.30%, 03/01/50 (a)	200,000	199,698
Lam Research Corp.
3.80%, 03/15/25 (a)	230,000	254,343
4.00%, 03/15/29 (a)	150,000	171,779
1.90%, 06/15/30 (a)	200,000	197,304
4.88%, 03/15/49 (a)	100,000	130,827
2.88%, 06/15/50 (a)	200,000	192,764
Leidos, Inc.
3.63%, 05/15/25 (a)(c)	150,000	163,814
4.38%, 05/15/30 (a)(c)	150,000	168,636
2.30%, 02/15/31 (a)(c)	250,000	240,573
Marvell Technology, Inc.
1.65%, 04/15/26 (a)(c)	100,000	100,172
2.45%, 04/15/28 (a)(c)	100,000	100,939
4.88%, 06/22/28 (a)(c)	100,000	114,876
2.95%, 04/15/31 (a)(c)	100,000	101,464
Mastercard, Inc.
2.00%, 03/03/25 (a)	150,000	157,445
2.95%, 11/21/26 (a)	250,000	273,090
3.30%, 03/26/27 (a)	150,000	166,808
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 02/26/28 (a)	100,000	111,788
2.95%, 06/01/29 (a)	150,000	162,303
3.35%, 03/26/30 (a)	300,000	334,320
1.90%, 03/15/31 (a)	150,000	149,271
3.80%, 11/21/46 (a)	200,000	228,254
3.95%, 02/26/48 (a)	150,000	175,271
3.65%, 06/01/49 (a)	250,000	278,655
3.85%, 03/26/50 (a)	200,000	231,236
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	109,969
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	214,370
Micron Technology, Inc.
2.50%, 04/24/23	200,000	207,442
4.98%, 02/06/26 (a)	250,000	288,787
4.19%, 02/15/27 (a)	150,000	169,391
5.33%, 02/06/29 (a)	200,000	239,514
4.66%, 02/15/30 (a)	150,000	173,094
Microsoft Corp.
2.65%, 11/03/22 (a)	150,000	154,694
2.38%, 05/01/23 (a)	300,000	311,220
2.00%, 08/08/23 (a)	400,000	414,628
3.63%, 12/15/23 (a)	350,000	377,440
2.88%, 02/06/24 (a)	450,000	478,741
2.70%, 02/12/25 (a)	450,000	484,065
3.13%, 11/03/25 (a)	530,000	581,659
2.40%, 08/08/26 (a)	800,000	854,904
3.30%, 02/06/27 (a)	750,000	836,077
3.50%, 02/12/35 (a)	250,000	283,147
4.20%, 11/03/35 (a)	250,000	304,102
3.45%, 08/08/36 (a)	350,000	393,445
4.10%, 02/06/37 (a)	450,000	540,940
5.30%, 02/08/41	100,000	138,596
4.45%, 11/03/45 (a)	100,000	128,074
3.70%, 08/08/46 (a)	749,000	862,578
4.25%, 02/06/47 (a)	200,000	248,378
2.53%, 06/01/50 (a)	1,050,000	983,409
2.92%, 03/17/52 (a)	1,675,000	1,687,160
4.00%, 02/12/55 (a)	100,000	120,950
3.95%, 08/08/56 (a)	150,000	180,197
4.50%, 02/06/57 (a)	150,000	199,677
2.68%, 06/01/60 (a)	529,000	495,652
3.04%, 03/17/62 (a)	445,000	449,592
Motorola Solutions, Inc.
3.50%, 03/01/23	180,000	189,524
4.00%, 09/01/24	200,000	220,194
4.60%, 02/23/28 (a)	150,000	172,482
4.60%, 05/23/29 (a)	150,000	172,623
2.30%, 11/15/30 (a)	250,000	242,498
2.75%, 05/24/31 (a)	150,000	150,171
5.50%, 09/01/44	100,000	125,810
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	258,302
2.38%, 06/22/27 (a)	150,000	156,665
NVIDIA Corp.
3.20%, 09/16/26 (a)	100,000	110,537
2.85%, 04/01/30 (a)	250,000	267,022
3.50%, 04/01/40 (a)	250,000	274,020
3.50%, 04/01/50 (a)	450,000	484,812
3.70%, 04/01/60 (a)	100,000	111,251
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	200,000	221,690
5.35%, 03/01/26 (a)(c)	250,000	292,735
5.55%, 12/01/28 (a)(c)	200,000	243,256

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	175,000	185,304
4.30%, 06/18/29 (a)(c)	150,000	170,849
3.40%, 05/01/30 (a)(c)	200,000	216,032
Oracle Corp.
2.50%, 10/15/22	450,000	463,788
2.63%, 02/15/23 (a)	400,000	415,304
3.63%, 07/15/23	212,000	226,329
2.40%, 09/15/23 (a)	500,000	520,945
3.40%, 07/08/24 (a)	250,000	269,570
2.95%, 11/15/24 (a)	450,000	481,734
2.50%, 04/01/25 (a)	750,000	791,490
2.95%, 05/15/25 (a)	601,000	643,322
1.65%, 03/25/26 (a)	750,000	761,130
2.65%, 07/15/26 (a)	600,000	635,790
2.80%, 04/01/27 (a)	400,000	425,924
3.25%, 11/15/27 (a)	400,000	435,860
2.30%, 03/25/28 (a)	500,000	512,020
2.95%, 04/01/30 (a)	700,000	730,534
3.25%, 05/15/30 (a)	200,000	213,248
2.88%, 03/25/31 (a)	450,000	461,943
4.30%, 07/08/34 (a)	300,000	343,014
3.90%, 05/15/35 (a)	250,000	274,200
3.85%, 07/15/36 (a)	150,000	162,305
3.80%, 11/15/37 (a)	400,000	427,712
6.50%, 04/15/38	200,000	277,856
6.13%, 07/08/39	250,000	337,685
3.60%, 04/01/40 (a)	800,000	819,752
5.38%, 07/15/40	600,000	753,570
3.65%, 03/25/41 (a)	500,000	510,655
4.50%, 07/08/44 (a)	230,000	260,217
4.13%, 05/15/45 (a)	450,000	482,769
4.00%, 07/15/46 (a)	470,000	493,660
4.00%, 11/15/47 (a)	500,000	525,645
3.60%, 04/01/50 (a)	850,000	842,290
3.95%, 03/25/51 (a)	700,000	730,709
4.38%, 05/15/55 (a)	350,000	387,947
3.85%, 04/01/60 (a)	650,000	655,921
4.10%, 03/25/61 (a)	400,000	421,000
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	153,810
1.35%, 06/01/23	200,000	204,042
2.40%, 10/01/24 (a)	250,000	264,247
1.65%, 06/01/25 (a)	250,000	258,452
2.65%, 10/01/26 (a)	250,000	268,005
2.85%, 10/01/29 (a)	300,000	318,927
2.30%, 06/01/30 (a)	200,000	203,126
3.25%, 06/01/50 (a)	250,000	255,835
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	150,000	155,702
2.90%, 05/20/24 (a)	150,000	160,634
3.45%, 05/20/25 (a)	350,000	384,947
3.25%, 05/20/27 (a)	350,000	387,096
1.30%, 05/20/28 (a)	367,000	357,469
2.15%, 05/20/30 (a)	200,000	201,910
1.65%, 05/20/32 (a)	283,000	265,409
4.65%, 05/20/35 (a)	300,000	371,595
4.80%, 05/20/45 (a)	350,000	446,715
4.30%, 05/20/47 (a)	200,000	239,930
3.25%, 05/20/50 (a)	225,000	231,455
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	263,620
3.70%, 04/11/28 (a)	300,000	339,951
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	459,445
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	200,000	206,160
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	197,874
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	250,000	256,950
2.90%, 11/03/27 (a)	75,000	81,875
2.25%, 09/04/29 (a)	100,000	102,700
1.75%, 05/04/30 (a)	200,000	195,872
3.88%, 03/15/39 (a)	150,000	174,525
4.15%, 05/15/48 (a)	350,000	427,399
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	106,968
2.85%, 01/10/25 (a)	100,000	106,149
1.35%, 03/15/26 (a)	200,000	199,474
6.20%, 11/17/36	100,000	123,715
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	159,845
4.90%, 06/15/28 (a)	100,000	115,639
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	107,882
3.70%, 02/15/26 (a)	100,000	110,019
3.13%, 08/15/27 (a)	100,000	108,322
VeriSign, Inc.
4.63%, 05/01/23 (a)	150,000	150,339
4.75%, 07/15/27 (a)	150,000	159,870
2.70%, 06/15/31 (a)(d)	250,000	250,472
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	166,583
4.13%, 03/15/29 (a)	150,000	169,052
5.50%, 06/15/45 (a)	50,000	65,662
3.63%, 05/15/50 (a)	100,000	102,694
Visa, Inc.
2.15%, 09/15/22 (a)	200,000	204,736
2.80%, 12/14/22 (a)	400,000	414,240
3.15%, 12/14/25 (a)	800,000	878,312
1.90%, 04/15/27 (a)	300,000	311,151
0.75%, 08/15/27 (a)	350,000	340,809
2.05%, 04/15/30 (a)	300,000	304,653
1.10%, 02/15/31 (a)	350,000	326,060
4.15%, 12/14/35 (a)	330,000	397,178
2.70%, 04/15/40 (a)	250,000	249,710
4.30%, 12/14/45 (a)	745,000	920,082
3.65%, 09/15/47 (a)	200,000	226,006
2.00%, 08/15/50 (a)	250,000	210,043
VMware, Inc.
2.95%, 08/21/22 (a)	300,000	308,640
4.50%, 05/15/25 (a)	150,000	168,347
4.65%, 05/15/27 (a)	150,000	172,398
3.90%, 08/21/27 (a)	200,000	222,698
4.70%, 05/15/30 (a)	150,000	175,016
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	106,640
2.38%, 06/01/30 (a)	200,000	201,244
		129,602,655
Transportation 0.6%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	152,634	155,874
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	157,124	160,945
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	157,852	158,956
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	120,750	123,568
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	113,503	113,944

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (a)	150,000	156,426
3.85%, 09/01/23 (a)	150,000	160,704
3.75%, 04/01/24 (a)	200,000	217,138
3.40%, 09/01/24 (a)	200,000	217,332
6.20%, 08/15/36	150,000	211,330
5.75%, 05/01/40 (a)	100,000	138,082
5.05%, 03/01/41 (a)	100,000	128,779
5.40%, 06/01/41 (a)	100,000	133,244
4.95%, 09/15/41 (a)	200,000	254,470
4.38%, 09/01/42 (a)	250,000	299,012
5.15%, 09/01/43 (a)	100,000	132,789
4.90%, 04/01/44 (a)	100,000	128,767
4.55%, 09/01/44 (a)	90,000	110,942
4.15%, 04/01/45 (a)	250,000	292,152
4.70%, 09/01/45 (a)	100,000	125,639
3.90%, 08/01/46 (a)	250,000	282,677
4.05%, 06/15/48 (a)	400,000	464,128
4.15%, 12/15/48 (a)	500,000	588,930
3.55%, 02/15/50 (a)	100,000	108,574
3.05%, 02/15/51 (a)	100,000	99,769
Canadian National Railway Co.
2.75%, 03/01/26 (a)	300,000	321,912
6.90%, 07/15/28	150,000	198,415
3.20%, 08/02/46 (a)	150,000	151,005
3.65%, 02/03/48 (a)	100,000	106,935
4.45%, 01/20/49 (a)	150,000	180,125
2.45%, 05/01/50 (a)	200,000	173,846
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	200,000	213,196
4.00%, 06/01/28 (a)	150,000	169,382
2.05%, 03/05/30 (a)	100,000	98,285
4.80%, 09/15/35 (a)	300,000	368,016
5.95%, 05/15/37	200,000	272,308
4.80%, 08/01/45 (a)	100,000	125,295
6.13%, 09/15/15 (a)	100,000	149,030
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	90,938	96,117
CSX Corp.
3.40%, 08/01/24 (a)	150,000	162,291
3.35%, 11/01/25 (a)	100,000	109,629
2.60%, 11/01/26 (a)	100,000	106,902
3.25%, 06/01/27 (a)	150,000	164,496
3.80%, 03/01/28 (a)	200,000	224,364
4.25%, 03/15/29 (a)	150,000	172,926
2.40%, 02/15/30 (a)	150,000	152,934
6.22%, 04/30/40	500,000	713,500
4.75%, 05/30/42 (a)	100,000	123,123
4.10%, 03/15/44 (a)	200,000	226,186
3.80%, 11/01/46 (a)	100,000	109,325
4.30%, 03/01/48 (a)	200,000	233,808
4.75%, 11/15/48 (a)	100,000	124,431
4.50%, 03/15/49 (a)	150,000	180,201
3.35%, 09/15/49 (a)	100,000	102,112
3.80%, 04/15/50 (a)	100,000	110,564
3.95%, 05/01/50 (a)	200,000	226,632
2.50%, 05/15/51 (a)	250,000	218,570
4.50%, 08/01/54 (a)	100,000	122,209
4.65%, 03/01/68 (a)	50,000	62,640
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	209,412
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	97,010	97,645
FedEx Corp.
3.25%, 04/01/26 (a)	250,000	274,197
3.40%, 02/15/28 (a)	150,000	166,035
3.10%, 08/05/29 (a)	200,000	214,848
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.90%, 01/15/34	150,000	184,543
1.88%, 02/20/34	243,316	238,895
3.90%, 02/01/35	200,000	226,236
3.88%, 08/01/42	150,000	162,680
4.10%, 04/15/43	100,000	110,573
5.10%, 01/15/44	75,000	93,860
4.10%, 02/01/45	400,000	443,424
4.75%, 11/15/45 (a)	300,000	363,438
4.40%, 01/15/47 (a)	100,000	116,067
4.05%, 02/15/48 (a)	100,000	110,981
4.95%, 10/17/48 (a)	150,000	188,719
5.25%, 05/15/50 (a)	300,000	397,284
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	167,736
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	93,904	94,840
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/32	241,820	264,109
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	156,617
4.95%, 08/15/45 (a)	100,000	124,003
4.70%, 05/01/48 (a)	150,000	181,973
3.50%, 05/01/50 (a)	100,000	102,069
4.20%, 11/15/69 (a)	100,000	110,903
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	111,504
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	155,558
3.65%, 08/01/25 (a)	100,000	110,242
2.90%, 06/15/26 (a)	300,000	324,567
3.15%, 06/01/27 (a)	200,000	218,426
3.80%, 08/01/28 (a)	150,000	168,873
2.55%, 11/01/29 (a)	100,000	103,639
3.95%, 10/01/42 (a)	330,000	369,280
4.65%, 01/15/46 (a)	150,000	182,152
3.94%, 11/01/47 (a)	200,000	222,588
4.15%, 02/28/48 (a)	100,000	114,492
4.10%, 05/15/49 (a)	100,000	114,092
3.40%, 11/01/49 (a)	100,000	102,958
3.05%, 05/15/50 (a)	200,000	192,936
4.05%, 08/15/52 (a)	150,000	170,903
3.16%, 05/15/55 (a)	150,000	145,256
Ryder System, Inc.
2.88%, 06/01/22 (a)	100,000	102,346
3.75%, 06/09/23 (a)	150,000	159,408
3.88%, 12/01/23 (a)	150,000	161,936
3.65%, 03/18/24 (a)	100,000	108,031
4.63%, 06/01/25 (a)	150,000	170,201
3.35%, 09/01/25 (a)	150,000	163,329
2.90%, 12/01/26 (a)	100,000	107,435
Southwest Airlines Co.
4.75%, 05/04/23	225,000	242,635
5.25%, 05/04/25 (a)	320,000	367,267
3.00%, 11/15/26 (a)	145,000	155,481
5.13%, 06/15/27 (a)	400,000	468,660
3.45%, 11/16/27 (a)	100,000	108,056
2.63%, 02/10/30 (a)	150,000	152,175
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	374,413
3.65%, 02/15/24 (a)	500,000	538,750
3.15%, 03/01/24 (a)	200,000	214,366
3.25%, 01/15/25 (a)	100,000	108,201
3.75%, 07/15/25 (a)	150,000	167,285
2.75%, 03/01/26 (a)	150,000	160,938
3.00%, 04/15/27 (a)	200,000	217,598
3.95%, 09/10/28 (a)	250,000	285,252
3.70%, 03/01/29 (a)	150,000	167,741

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 02/05/30 (a)	200,000	204,438
3.60%, 09/15/37 (a)	350,000	382,427
3.55%, 08/15/39 (a)	100,000	108,060
4.05%, 11/15/45 (a)	150,000	167,222
4.05%, 03/01/46 (a)	150,000	168,110
4.30%, 03/01/49 (a)	100,000	117,179
3.25%, 02/05/50 (a)	450,000	451,422
3.80%, 10/01/51 (a)	150,000	164,195
3.88%, 02/01/55 (a)	50,000	54,296
3.95%, 08/15/59 (a)	100,000	109,908
3.84%, 03/20/60 (a)	450,000	486,607
2.97%, 09/16/62 (a)(c)	150,000	136,331
4.38%, 11/15/65 (a)	150,000	170,421
3.75%, 02/05/70 (a)	200,000	208,776
3.80%, 04/06/71 (a)(c)	450,000	470,542
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	267,818	278,305
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	103,567	109,239
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	122,298	126,243
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	81,498	82,868
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	132,519	137,958
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	84,258	91,092
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	96,111	94,275
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	570,990	631,378
United Parcel Service, Inc.
2.45%, 10/01/22	350,000	360,496
2.50%, 04/01/23 (a)	250,000	259,910
2.20%, 09/01/24 (a)	100,000	105,381
3.90%, 04/01/25 (a)	150,000	167,262
3.05%, 11/15/27 (a)	250,000	277,407
3.40%, 03/15/29 (a)	100,000	111,558
4.45%, 04/01/30 (a)	250,000	299,020
6.20%, 01/15/38	295,000	427,995
5.20%, 04/01/40 (a)	100,000	132,565
4.88%, 11/15/40 (a)	250,000	321,445
3.40%, 11/15/46 (a)	100,000	107,112
3.75%, 11/15/47 (a)	350,000	397,442
4.25%, 03/15/49 (a)	100,000	121,849
3.40%, 09/01/49 (a)	100,000	108,096
5.30%, 04/01/50 (a)	300,000	420,840
		32,114,608
		840,616,767

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	279,160
2.10%, 07/01/30 (a)	175,000	170,296
4.15%, 05/01/49 (a)	100,000	113,465
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	164,594
3.80%, 06/15/49 (a)	100,000	111,592
3.65%, 04/01/50 (a)	200,000	219,104
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	236,040
6.00%, 03/01/39	100,000	140,293
3.85%, 12/01/42	150,000	167,289
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 08/15/44 (a)	150,000	175,317
3.70%, 12/01/47 (a)	250,000	275,597
4.30%, 07/15/48 (a)	150,000	181,408
3.45%, 10/01/49 (a)	100,000	106,782
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	105,468
3.50%, 01/15/31 (a)	200,000	217,404
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	269,417
4.15%, 03/15/46 (a)	150,000	176,762
3.70%, 12/01/47 (a)	350,000	389,833
4.50%, 03/15/49 (a)	100,000	125,032
American Electric Power Co., Inc.
3.20%, 11/13/27 (a)	150,000	163,110
4.30%, 12/01/28 (a)	100,000	114,330
2.30%, 03/01/30 (a)	150,000	149,130
3.25%, 03/01/50 (a)	150,000	144,420
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	108,675
2.70%, 04/01/31 (a)	150,000	153,090
7.00%, 04/01/38	100,000	146,812
4.50%, 03/01/49 (a)	100,000	118,580
3.70%, 05/01/50 (a)	200,000	211,520
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	104,092
4.50%, 04/01/42 (a)	300,000	358,224
4.25%, 03/01/49 (a)	100,000	117,586
3.35%, 05/15/50 (a)	250,000	257,922
2.65%, 09/15/50 (a)	150,000	137,855
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	113,179
Avangrid, Inc.
3.15%, 12/01/24 (a)	350,000	376,750
3.20%, 04/15/25 (a)	150,000	161,739
3.80%, 06/01/29 (a)	100,000	111,535
Avista Corp.
4.35%, 06/01/48 (a)	100,000	120,211
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	105,464
6.35%, 10/01/36	100,000	142,081
3.50%, 08/15/46 (a)	150,000	159,918
3.75%, 08/15/47 (a)	150,000	166,890
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	623,052
3.75%, 11/15/23 (a)	200,000	214,854
4.05%, 04/15/25 (a)	400,000	446,516
3.25%, 04/15/28 (a)	350,000	382,473
3.70%, 07/15/30 (a)	350,000	394,170
6.13%, 04/01/36	298,000	408,978
5.15%, 11/15/43 (a)	100,000	127,898
4.50%, 02/01/45 (a)	250,000	297,952
3.80%, 07/15/48 (a)	150,000	164,381
4.45%, 01/15/49 (a)	300,000	362,661
4.25%, 10/15/50 (a)	100,000	118,542
2.85%, 05/15/51 (a)	250,000	232,935
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	376,680
2.50%, 06/15/30 (a)	250,000	252,485
4.35%, 05/01/33 (a)	150,000	172,268
3.88%, 10/15/49 (a)	100,000	104,400
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	272,361
3.00%, 02/01/27 (a)	150,000	162,500
4.50%, 04/01/44 (a)	250,000	310,975
4.25%, 02/01/49 (a)	100,000	120,738
3.35%, 04/01/51 (a)	150,000	158,616

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	263,050
4.25%, 11/01/28 (a)	150,000	170,318
2.95%, 03/01/30 (a)	100,000	104,363
3.70%, 09/01/49 (a)	100,000	103,193
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	165,089
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	110,979
4.88%, 03/01/44 (a)	100,000	121,921
4.75%, 06/01/50 (a)(b)	100,000	110,162
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	200,000	213,478
2.95%, 08/15/27 (a)	150,000	162,773
2.20%, 03/01/30 (a)	100,000	100,896
3.80%, 10/01/42 (a)	350,000	392,595
4.60%, 08/15/43 (a)	100,000	122,748
3.70%, 03/01/45 (a)	200,000	221,106
4.35%, 11/15/45 (a)	100,000	120,280
3.65%, 06/15/46 (a)	100,000	109,957
3.75%, 08/15/47 (a)	250,000	279,920
4.00%, 03/01/48 (a)	150,000	173,219
4.00%, 03/01/49 (a)	150,000	173,492
3.20%, 11/15/49 (a)	100,000	101,882
3.00%, 03/01/50 (a)	150,000	148,244
3.13%, 03/15/51 (a)	200,000	201,812
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	56,763
3.35%, 04/01/30 (a)	200,000	218,056
5.30%, 03/01/35	230,000	288,942
5.85%, 03/15/36	150,000	199,584
4.20%, 03/15/42	450,000	510,534
4.45%, 03/15/44 (a)	230,000	269,735
4.50%, 12/01/45 (a)	150,000	177,805
3.85%, 06/15/46 (a)	200,000	216,954
3.88%, 06/15/47 (a)	150,000	162,890
4.65%, 12/01/48 (a)	100,000	121,752
4.13%, 05/15/49 (a)	100,000	113,032
3.95%, 04/01/50 (a)	250,000	276,812
4.63%, 12/01/54 (a)	100,000	120,880
4.00%, 11/15/57 (a)	100,000	109,417
4.50%, 05/15/58 (a)	100,000	118,260
3.70%, 11/15/59 (a)	100,000	104,405
3.00%, 12/01/60 (a)	200,000	181,120
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	250,160
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	349,378
3.95%, 05/15/43 (a)	330,000	380,510
4.05%, 05/15/48 (a)	100,000	117,857
4.35%, 04/15/49 (a)	100,000	124,158
3.50%, 08/01/51 (a)	200,000	219,300
2.50%, 05/01/60 (a)	200,000	173,922
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	213,968
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100,000	139,833
5.45%, 02/01/41 (a)	100,000	133,743
5.10%, 06/01/65 (a)	100,000	139,368
Dominion Energy, Inc.
3.07%, 08/15/24	150,000	160,022
3.90%, 10/01/25 (a)	150,000	166,754
2.85%, 08/15/26 (a)	550,000	588,241
4.25%, 06/01/28 (a)	150,000	171,489
3.38%, 04/01/30 (a)	350,000	378,189
5.25%, 08/01/33	180,000	223,780
5.95%, 06/15/35	100,000	133,892
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.00%, 06/15/38	100,000	146,280
4.90%, 08/01/41 (a)	100,000	123,209
4.05%, 09/15/42 (a)	100,000	111,405
4.70%, 12/01/44 (a)	150,000	182,115
4.60%, 03/15/49 (a)	100,000	121,990
5.75%, 10/01/54 (a)(b)	150,000	164,334
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	152,528
2.63%, 03/01/31 (a)	300,000	312,774
3.70%, 03/15/45 (a)	250,000	276,190
3.75%, 08/15/47 (a)	150,000	167,381
4.05%, 05/15/48 (a)	100,000	117,202
3.95%, 03/01/49 (a)	150,000	174,779
2.95%, 03/01/50 (a)	100,000	97,817
DTE Energy Co.
0.55%, 11/01/22	200,000	200,638
2.25%, 11/01/22	250,000	256,665
3.70%, 08/01/23 (a)	150,000	160,059
3.50%, 06/01/24 (a)	200,000	214,756
2.53%, 10/01/24	100,000	105,399
1.05%, 06/01/25 (a)	200,000	200,036
2.85%, 10/01/26 (a)	300,000	321,903
3.40%, 06/15/29 (a)	100,000	108,425
2.95%, 03/01/30 (a)	100,000	104,422
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	250,000	262,005
3.95%, 11/15/28 (a)	150,000	171,233
2.45%, 08/15/29 (a)	150,000	154,275
2.45%, 02/01/30 (a)	100,000	102,666
6.45%, 10/15/32	230,000	314,017
6.05%, 04/15/38	150,000	210,099
5.30%, 02/15/40	150,000	198,966
4.25%, 12/15/41 (a)	155,000	182,393
3.75%, 06/01/45 (a)	150,000	165,717
3.88%, 03/15/46 (a)	100,000	112,450
3.70%, 12/01/47 (a)	150,000	164,858
3.95%, 03/15/48 (a)	100,000	113,691
3.20%, 08/15/49 (a)	150,000	152,357
Duke Energy Corp.
3.05%, 08/15/22 (a)	200,000	205,078
3.75%, 04/15/24 (a)	455,000	491,782
0.90%, 09/15/25 (a)	200,000	198,678
2.65%, 09/01/26 (a)	450,000	476,937
3.15%, 08/15/27 (a)	200,000	217,550
3.40%, 06/15/29 (a)	200,000	217,166
2.45%, 06/01/30 (a)	250,000	250,350
3.75%, 09/01/46 (a)	250,000	260,177
3.95%, 08/15/47 (a)	100,000	107,214
4.20%, 06/15/49 (a)	100,000	111,607
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	608,763
3.80%, 07/15/28 (a)	150,000	168,345
1.75%, 06/15/30 (a)	250,000	241,727
6.35%, 09/15/37	150,000	216,928
3.40%, 10/01/46 (a)	350,000	368,186
4.20%, 07/15/48 (a)	150,000	178,557
Duke Energy Indiana LLC
6.35%, 08/15/38	200,000	287,726
4.90%, 07/15/43 (a)	100,000	124,962
3.25%, 10/01/49 (a)	150,000	153,528
2.75%, 04/01/50 (a)	100,000	93,712
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	149,370
4.30%, 02/01/49 (a)	150,000	178,873
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	223,816
4.10%, 05/15/42 (a)	100,000	115,173

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.10%, 03/15/43 (a)	150,000	172,970
4.15%, 12/01/44 (a)	278,000	323,712
4.20%, 08/15/45 (a)	200,000	234,702
3.70%, 10/15/46 (a)	250,000	273,475
2.50%, 08/15/50 (a)	250,000	222,980
Edison International
2.40%, 09/15/22 (a)	100,000	102,105
3.55%, 11/15/24 (a)	100,000	107,554
4.95%, 04/15/25 (a)	350,000	390,418
5.75%, 06/15/27 (a)	100,000	115,438
4.13%, 03/15/28 (a)	100,000	106,530
El Paso Electric Co.
6.00%, 05/15/35	44,000	58,101
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	164,178
4.75%, 06/15/46 (a)	250,000	287,852
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	108,814
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	115,461
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	107,274
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	216,848
4.20%, 04/01/49 (a)	150,000	176,979
2.65%, 06/15/51 (a)	250,000	229,392
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	247,350
2.95%, 09/01/26 (a)	300,000	321,777
2.80%, 06/15/30 (a)	250,000	256,852
2.40%, 06/15/31 (a)	150,000	148,158
3.75%, 06/15/50 (a)	150,000	157,926
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	107,300
0.62%, 11/17/23 (a)	200,000	200,284
2.40%, 10/01/26 (a)	400,000	420,496
3.25%, 04/01/28 (a)	250,000	272,277
4.00%, 03/15/33 (a)	100,000	115,811
4.20%, 09/01/48 (a)	100,000	118,425
4.20%, 04/01/50 (a)	150,000	178,029
2.90%, 03/15/51 (a)	200,000	191,098
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	111,290
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	250,000	236,252
4.50%, 03/30/39 (a)	250,000	291,110
3.55%, 09/30/49 (a)	100,000	103,824
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	217,440
4.13%, 03/01/42 (a)	100,000	114,986
4.25%, 12/01/45 (a)	100,000	117,310
3.45%, 04/15/50 (a)	150,000	159,272
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	352,428
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	209,764
2.90%, 09/15/29 (a)	250,000	258,965
Eversource Energy
3.80%, 12/01/23 (a)	150,000	161,621
3.15%, 01/15/25 (a)	330,000	353,974
0.80%, 08/15/25 (a)	200,000	198,100
3.30%, 01/15/28 (a)	100,000	108,650
1.65%, 08/15/30 (a)	250,000	236,167
3.45%, 01/15/50 (a)	250,000	255,975
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	276,312
4.05%, 04/15/30 (a)	300,000	337,500
4.95%, 06/15/35 (a)(c)	230,000	278,999
5.63%, 06/15/35	400,000	519,628
4.45%, 04/15/46 (a)	200,000	234,318
4.70%, 04/15/50 (a)	100,000	121,768
Exelon Generation Co., LLC
4.25%, 06/15/22 (a)	150,000	154,529
3.25%, 06/01/25 (a)	250,000	269,812
6.25%, 10/01/39	262,000	313,318
5.75%, 10/01/41 (a)	100,000	114,158
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	161,232
5.63%, 04/01/34	150,000	201,058
5.65%, 02/01/37	100,000	134,433
5.96%, 04/01/39	200,000	284,536
5.69%, 03/01/40	150,000	210,094
5.25%, 02/01/41 (a)	150,000	201,840
4.05%, 06/01/42 (a)	250,000	294,680
3.70%, 12/01/47 (a)	100,000	113,132
3.95%, 03/01/48 (a)	100,000	116,977
4.13%, 06/01/48 (a)	250,000	300,345
3.99%, 03/01/49 (a)	250,000	295,275
3.15%, 10/01/49 (a)	100,000	104,765
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	166,964
Georgia Power Co.
2.85%, 05/15/22	150,000	153,818
2.10%, 07/30/23	200,000	207,272
2.20%, 09/15/24 (a)	200,000	209,150
2.65%, 09/15/29 (a)	150,000	156,183
4.75%, 09/01/40	150,000	181,173
4.30%, 03/15/42	150,000	173,231
4.30%, 03/15/43	100,000	116,414
3.70%, 01/30/50 (a)	100,000	106,559
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	496,422
Iberdrola International BV
6.75%, 07/15/36	100,000	150,565
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	200,000	242,452
3.75%, 07/01/47 (a)	100,000	108,777
4.25%, 08/15/48 (a)	100,000	117,699
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	108,048
2.30%, 06/01/30 (a)	200,000	200,654
6.25%, 07/15/39	150,000	208,750
3.50%, 09/30/49 (a)	100,000	104,922
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	206,144
3.25%, 06/30/26 (a)	100,000	108,794
5.30%, 07/01/43 (a)	100,000	126,622
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	127,244
4.38%, 10/01/45 (a)	100,000	118,162
3.30%, 06/01/50 (a)	250,000	256,200
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	177,429
McCormick & Co., Inc.
2.90%, 03/01/50 (a)	150,000	148,433
MidAmerican Energy Co.
6.75%, 12/30/31	100,000	140,640
4.80%, 09/15/43 (a)	100,000	126,850
4.40%, 10/15/44 (a)	100,000	120,683
4.25%, 05/01/46 (a)	100,000	119,855

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 08/01/47 (a)	150,000	172,664
3.65%, 08/01/48 (a)	150,000	165,597
4.25%, 07/15/49 (a)	150,000	181,996
3.15%, 04/15/50 (a)	100,000	103,248
Mississippi Power Co.
4.25%, 03/15/42	100,000	115,182
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	250,000	272,715
3.40%, 02/07/28 (a)	200,000	218,886
3.70%, 03/15/29 (a)	250,000	278,347
2.40%, 03/15/30 (a)	150,000	153,354
1.35%, 03/15/31 (a)	250,000	229,582
1.65%, 06/15/31 (a)	200,000	188,072
4.02%, 11/01/32 (a)	150,000	174,125
4.75%, 04/30/43 (a)(b)	100,000	104,570
4.40%, 11/01/48 (a)	150,000	184,782
4.30%, 03/15/49 (a)	100,000	121,693
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	278,802
6.75%, 07/01/37	100,000	143,548
3.13%, 08/01/50 (a)	100,000	99,997
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/23	500,000	502,695
3.15%, 04/01/24 (a)	250,000	267,812
2.75%, 05/01/25 (a)	400,000	426,516
3.25%, 04/01/26 (a)	100,000	108,895
3.55%, 05/01/27 (a)	250,000	277,452
3.50%, 04/01/29 (a)	150,000	164,594
2.75%, 11/01/29 (a)	150,000	156,752
2.25%, 06/01/30 (a)	300,000	299,301
4.80%, 12/01/77 (a)(b)	200,000	223,474
Northern States Power Co.
5.30%, 06/01/42 (a)	37,000	49,237
3.40%, 08/15/42 (a)	250,000	269,182
4.00%, 08/15/45 (a)	150,000	175,010
3.60%, 05/15/46 (a)	200,000	220,208
3.60%, 09/15/47 (a)	350,000	385,245
NSTAR Electric Co.
5.50%, 03/15/40	300,000	402,417
OGE Energy Corp.
0.70%, 05/26/23 (a)	200,000	200,096
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	130,320
5.38%, 11/01/40	200,000	244,286
3.75%, 08/01/50 (a)	250,000	256,047
Ohio Edison Co.
6.88%, 07/15/36	100,000	138,038
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	207,152
4.00%, 06/01/49 (a)	50,000	57,100
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (a)	200,000	200,104
3.80%, 08/15/28 (a)	250,000	277,887
3.30%, 03/15/30 (a)	100,000	108,553
3.25%, 04/01/30 (a)	250,000	269,652
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	266,070
2.95%, 04/01/25 (a)	100,000	107,150
0.55%, 10/01/25	250,000	245,310
3.70%, 11/15/28 (a)	100,000	112,521
4.55%, 12/01/41 (a)	480,000	590,304
3.80%, 06/01/49 (a)	100,000	113,688
3.10%, 09/15/49 (a)	150,000	152,295
3.70%, 05/15/50 (a)	100,000	111,912
5.35%, 10/01/52 (a)	178,000	246,819
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Pacific Gas & Electric Co.
4.25%, 08/01/23 (a)	500,000	531,655
3.40%, 08/15/24 (a)	200,000	211,140
3.45%, 07/01/25	200,000	210,300
3.15%, 01/01/26	750,000	778,260
2.10%, 08/01/27 (a)	450,000	434,623
3.30%, 12/01/27 (a)	250,000	256,917
4.55%, 07/01/30 (a)	750,000	790,807
2.50%, 02/01/31 (a)	450,000	417,388
4.50%, 07/01/40 (a)	600,000	590,004
3.30%, 08/01/40 (a)	500,000	441,980
4.75%, 02/15/44 (a)	200,000	199,190
4.30%, 03/15/45 (a)	200,000	187,522
3.95%, 12/01/47 (a)	200,000	180,008
4.95%, 07/01/50 (a)	750,000	762,180
3.50%, 08/01/50 (a)	350,000	303,758
PacifiCorp
3.50%, 06/15/29 (a)	150,000	164,888
2.70%, 09/15/30 (a)	200,000	207,658
6.25%, 10/15/37	100,000	140,346
6.00%, 01/15/39	330,000	458,799
4.13%, 01/15/49 (a)	150,000	173,966
4.15%, 02/15/50 (a)	300,000	351,786
3.30%, 03/15/51 (a)	100,000	102,331
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	117,942
3.90%, 03/01/48 (a)	150,000	172,808
3.00%, 09/15/49 (a)	100,000	100,243
2.80%, 06/15/50 (a)	100,000	95,851
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	177,166
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	161,513
4.15%, 03/15/43 (a)	100,000	116,843
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	374,000	393,048
3.10%, 05/15/26 (a)	250,000	269,952
4.13%, 04/15/30 (a)	200,000	227,044
5.00%, 03/15/44 (a)	200,000	248,544
4.00%, 09/15/47 (a)	100,000	110,358
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	62,781
4.13%, 06/15/44 (a)	100,000	115,744
3.95%, 06/01/47 (a)	150,000	172,095
4.15%, 06/15/48 (a)	100,000	118,983
Progress Energy, Inc.
7.75%, 03/01/31	150,000	211,846
6.00%, 12/01/39	250,000	336,832
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	223,882
1.90%, 01/15/31 (a)	150,000	147,855
6.25%, 09/01/37	100,000	143,055
3.60%, 09/15/42 (a)	100,000	110,071
4.30%, 03/15/44 (a)	40,000	47,931
3.80%, 06/15/47 (a)	200,000	225,148
4.05%, 09/15/49 (a)	200,000	235,934
3.20%, 03/01/50 (a)	100,000	104,130
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	213,574
3.60%, 07/01/49 (a)	150,000	164,411
Public Service Electric & Gas Co.
0.95%, 03/15/26 (a)	250,000	249,390
2.25%, 09/15/26 (a)	300,000	316,599
3.20%, 05/15/29 (a)	300,000	327,828
3.95%, 05/01/42 (a)	150,000	172,742
3.80%, 03/01/46 (a)	150,000	171,416
3.60%, 12/01/47 (a)	100,000	110,023

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 05/01/49 (a)	150,000	171,872
3.15%, 01/01/50 (a)	100,000	103,444
2.70%, 05/01/50 (a)	250,000	237,307
2.05%, 08/01/50 (a)	200,000	165,934
Public Service Enterprise Group, Inc.
2.88%, 06/15/24 (a)	100,000	106,300
0.80%, 08/15/25 (a)	250,000	248,215
1.60%, 08/15/30 (a)	200,000	188,044
8.63%, 04/15/31 (a)(c)	180,000	269,404
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	276,917
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	498,760
4.22%, 06/15/48 (a)	100,000	118,584
3.25%, 09/15/49 (a)	100,000	102,856
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	159,378
1.70%, 10/01/30 (a)	200,000	191,668
6.00%, 06/01/39	150,000	208,063
4.50%, 08/15/40	100,000	120,483
4.15%, 05/15/48 (a)	100,000	117,465
4.10%, 06/15/49 (a)	100,000	116,533
3.32%, 04/15/50 (a)	100,000	103,215
Sempra Energy
3.55%, 06/15/24 (a)	150,000	161,760
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	105,344
3.50%, 10/01/23 (a)	300,000	318,000
3.70%, 08/01/25 (a)	200,000	219,424
1.20%, 02/01/26 (a)	250,000	248,590
3.65%, 03/01/28 (a)	250,000	273,397
4.20%, 03/01/29 (a)	100,000	112,204
2.85%, 08/01/29 (a)	100,000	103,303
2.25%, 06/01/30 (a)	150,000	147,353
5.55%, 01/15/37	150,000	182,742
5.95%, 02/01/38	100,000	129,610
5.50%, 03/15/40	100,000	124,652
4.50%, 09/01/40 (a)	150,000	168,260
4.05%, 03/15/42 (a)	100,000	105,076
3.90%, 03/15/43 (a)	150,000	153,873
4.65%, 10/01/43 (a)	150,000	168,204
3.60%, 02/01/45 (a)	100,000	98,890
4.00%, 04/01/47 (a)	400,000	410,340
4.13%, 03/01/48 (a)	250,000	259,957
4.88%, 03/01/49 (a)	100,000	116,101
3.65%, 02/01/50 (a)	200,000	197,168
2.95%, 02/01/51 (a)	200,000	177,776
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	112,489
0.90%, 01/15/26 (a)	250,000	246,550
5.25%, 07/15/43	50,000	59,452
4.95%, 12/15/46 (a)	100,000	116,601
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	152,543
2.75%, 10/01/26 (a)	150,000	159,824
6.20%, 03/15/40	100,000	137,435
3.90%, 04/01/45 (a)	200,000	214,582
3.85%, 02/01/48 (a)	150,000	160,328
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	180,343
3.40%, 08/15/46 (a)	150,000	155,294
3.70%, 08/15/47 (a)	100,000	108,802
3.15%, 05/01/50 (a)	150,000	152,330
Tampa Electric Co.
4.10%, 06/15/42 (a)	200,000	226,162
4.30%, 06/15/48 (a)	250,000	297,540
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The AES Corp.
1.38%, 01/15/26 (a)(c)	150,000	148,349
2.45%, 01/15/31 (a)(c)	400,000	388,592
The Connecticut Light and Power Co
4.00%, 04/01/48 (a)	200,000	233,946
The Dayton Power & Light Co
3.95%, 06/15/49 (a)	100,000	107,790
The Southern Co.
2.95%, 07/01/23 (a)	250,000	261,687
0.60%, 02/26/24 (a)	200,000	200,708
3.25%, 07/01/26 (a)	300,000	326,322
3.70%, 04/30/30 (a)	250,000	274,220
4.25%, 07/01/36 (a)	150,000	172,466
4.40%, 07/01/46 (a)	450,000	516,510
4.00%, 01/15/51 (a)(b)	250,000	265,270
The Toledo Edison Co.
6.15%, 05/15/37	100,000	134,897
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	188,466
4.85%, 12/01/48 (a)	50,000	63,033
4.00%, 06/15/50 (a)	100,000	112,413
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	165,657
2.95%, 03/15/30 (a)	200,000	212,410
3.90%, 09/15/42 (a)	40,000	44,584
4.00%, 04/01/48 (a)	250,000	287,795
2.63%, 03/15/51 (a)	250,000	232,235
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	350,000	360,815
2.75%, 03/15/23 (a)	100,000	103,840
3.50%, 03/15/27 (a)	250,000	277,932
3.80%, 04/01/28 (a)	150,000	168,684
2.88%, 07/15/29 (a)	250,000	266,527
6.00%, 05/15/37	300,000	410,328
8.88%, 11/15/38	150,000	262,371
4.00%, 01/15/43 (a)	100,000	113,937
4.45%, 02/15/44 (a)	100,000	120,783
4.20%, 05/15/45 (a)	100,000	116,699
3.80%, 09/15/47 (a)	150,000	166,998
4.60%, 12/01/48 (a)	150,000	188,406
3.30%, 12/01/49 (a)	350,000	362,295
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	200,306
1.38%, 10/15/27 (a)	200,000	195,708
1.80%, 10/15/30 (a)	250,000	237,112
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	120,518
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	107,319
3.65%, 04/01/50 (a)	100,000	109,137
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	271,645
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	450,000	451,737
4.00%, 06/15/28 (a)	250,000	282,725
2.60%, 12/01/29 (a)	100,000	103,420
3.40%, 06/01/30 (a)	100,000	108,813
3.50%, 12/01/49 (a)	100,000	104,079
		100,326,701
Natural Gas 0.1%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	250,000	250,232
2.63%, 09/15/29 (a)	125,000	129,776
1.50%, 01/15/31 (a)	400,000	374,216
4.13%, 10/15/44 (a)	300,000	342,474

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 10/01/48 (a)	100,000	117,932
4.13%, 03/15/49 (a)	100,000	116,124
3.38%, 09/15/49 (a)	100,000	103,559
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	111,932
1.75%, 10/01/30 (a)	250,000	235,055
5.85%, 01/15/41 (a)	100,000	132,130
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	348,813
3.49%, 05/15/27 (a)	250,000	275,917
2.95%, 09/01/29 (a)	100,000	104,964
3.60%, 05/01/30 (a)	200,000	219,856
1.70%, 02/15/31 (a)	250,000	234,575
5.25%, 02/15/43 (a)	195,000	246,712
4.80%, 02/15/44 (a)	409,000	494,542
3.95%, 03/30/48 (a)	100,000	110,315
ONE Gas, Inc.
0.85%, 03/11/23 (a)	200,000	200,234
1.10%, 03/11/24 (a)	200,000	200,226
2.00%, 05/15/30 (a)	200,000	194,460
4.66%, 02/01/44 (a)	100,000	118,915
4.50%, 11/01/48 (a)	100,000	116,643
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	164,225
3.64%, 11/01/46 (a)	100,000	104,727
3.35%, 06/01/50 (a)	100,000	99,870
Sempra Energy
2.90%, 02/01/23 (a)	250,000	259,932
3.75%, 11/15/25 (a)	150,000	165,524
3.25%, 06/15/27 (a)	200,000	217,882
3.40%, 02/01/28 (a)	200,000	218,690
3.80%, 02/01/38 (a)	150,000	163,893
6.00%, 10/15/39	150,000	204,011
4.00%, 02/01/48 (a)	150,000	163,017
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	53,802
2.60%, 06/15/26 (a)	130,000	138,254
2.55%, 02/01/30 (a)	100,000	102,767
3.75%, 09/15/42 (a)	150,000	164,898
4.30%, 01/15/49 (a)	250,000	302,230
3.95%, 02/15/50 (a)	100,000	114,924
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	156,377
1.75%, 01/15/31 (a)	250,000	234,822
5.88%, 03/15/41 (a)	150,000	204,888
4.40%, 06/01/43 (a)	75,000	86,428
3.95%, 10/01/46 (a)	150,000	162,197
4.40%, 05/30/47 (a)	200,000	228,884
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	246,915
4.15%, 06/01/49 (a)	100,000	111,045
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	110,628
		8,960,432
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	163,497
3.75%, 09/01/28 (a)	240,000	269,640
3.45%, 06/01/29 (a)	300,000	330,597
2.80%, 05/01/30 (a)	200,000	209,828
2.30%, 06/01/31 (a)	200,000	199,746
3.75%, 09/01/47 (a)	600,000	655,452
4.15%, 06/01/49 (a)	150,000	173,222
3.45%, 05/01/50 (a)	100,000	104,003
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	109,859
2.70%, 04/15/30 (a)	100,000	102,811
2.40%, 05/01/31 (a)	200,000	199,484
4.28%, 05/01/49 (a)	100,000	115,594
3.35%, 04/15/50 (a)	100,000	100,143
		2,733,876
		112,021,009
Total Corporates
(Cost $1,310,429,550)		1,371,383,165

Treasuries 37.4% of net assets
Bonds
7.25%, 08/15/22	1,000,000	1,086,094
7.63%, 11/15/22	327,600	363,438
7.13%, 02/15/23	1,000,000	1,119,766
6.25%, 08/15/23	1,375,000	1,559,712
7.50%, 11/15/24	800,000	996,094
7.63%, 02/15/25	550,000	695,234
6.88%, 08/15/25	500,000	630,547
6.00%, 02/15/26	1,310,800	1,631,946
6.75%, 08/15/26	750,000	976,494
6.50%, 11/15/26	955,300	1,241,442
6.63%, 02/15/27	696,400	917,235
0.38%, 07/31/27	8,800,000	8,436,313
6.38%, 08/15/27	743,300	982,637
0.50%, 08/31/27	7,400,000	7,136,375
6.13%, 11/15/27	1,509,500	1,983,931
5.50%, 08/15/28	1,780,000	2,304,961
5.25%, 11/15/28	1,588,100	2,038,351
5.25%, 02/15/29	1,295,300	1,668,407
6.13%, 08/15/29	900,000	1,235,531
6.25%, 05/15/30	1,450,000	2,038,949
0.63%, 08/15/30	22,500,000	20,747,461
5.38%, 02/15/31	1,760,000	2,375,725
4.50%, 02/15/36	2,258,700	3,037,775
4.75%, 02/15/37	2,530,000	3,517,688
5.00%, 05/15/37	2,620,000	3,741,483
4.38%, 02/15/38	2,777,600	3,739,778
4.50%, 05/15/38	2,810,000	3,838,723
3.50%, 02/15/39	1,755,300	2,143,112
4.25%, 05/15/39	2,629,500	3,514,286
4.50%, 08/15/39	2,523,300	3,475,649
4.38%, 11/15/39	2,175,900	2,956,674
4.63%, 02/15/40	2,348,600	3,292,627
1.13%, 05/15/40	8,800,000	7,363,125
4.38%, 05/15/40	2,677,000	3,651,804
1.13%, 08/15/40	10,200,000	8,502,656
3.88%, 08/15/40	2,309,100	2,960,880
1.38%, 11/15/40	13,900,000	12,103,859
4.25%, 11/15/40	2,573,600	3,463,101
1.88%, 02/15/41	15,200,000	14,448,313
4.75%, 02/15/41	2,900,000	4,150,172
2.25%, 05/15/41	5,000,000	5,055,950
4.38%, 05/15/41	2,913,700	3,992,224
3.75%, 08/15/41	2,503,600	3,169,988
3.13%, 11/15/41	2,581,600	2,996,471
3.13%, 02/15/42	2,930,900	3,406,713
3.00%, 05/15/42	2,305,300	2,626,961
2.75%, 08/15/42	3,368,100	3,692,543
2.75%, 11/15/42	4,610,800	5,049,546
3.13%, 02/15/43	4,232,900	4,919,423
2.88%, 05/15/43	6,272,800	7,010,344
3.63%, 08/15/43	4,692,900	5,882,257
3.75%, 11/15/43	5,802,900	7,414,111
3.63%, 02/15/44	6,562,900	8,246,694

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 05/15/44	4,993,600	6,048,498
3.13%, 08/15/44	5,938,200	6,921,250
3.00%, 11/15/44	5,753,600	6,569,892
2.50%, 02/15/45	7,307,000	7,654,083
3.00%, 05/15/45	4,468,600	5,106,074
2.88%, 08/15/45	5,488,200	6,144,640
3.00%, 11/15/45	818,600	937,361
2.50%, 02/15/46	6,557,900	6,866,326
2.50%, 05/15/46	6,667,800	6,982,437
2.25%, 08/15/46	7,795,800	7,783,010
2.88%, 11/15/46	4,848,900	5,440,617
3.00%, 02/15/47	6,236,600	7,163,320
3.00%, 05/15/47	4,219,000	4,848,224
2.75%, 08/15/47	6,875,000	7,550,147
2.75%, 11/15/47	7,450,000	8,181,031
3.00%, 02/15/48	8,250,000	9,491,367
3.13%, 05/15/48	8,500,000	10,007,422
3.00%, 08/15/48	9,450,000	10,886,695
3.38%, 11/15/48	8,600,000	10,603,531
3.00%, 02/15/49	10,050,000	11,601,469
2.88%, 05/15/49	10,050,000	11,343,937
2.25%, 08/15/49	10,100,000	10,057,391
2.38%, 11/15/49	8,650,000	8,850,707
2.00%, 02/15/50	10,820,000	10,196,159
1.25%, 05/15/50	10,650,000	8,307,832
1.38%, 08/15/50	14,000,000	11,284,219
1.63%, 11/15/50	14,700,000	12,640,852
1.88%, 02/15/51	15,800,000	14,450,828
2.38%, 05/15/51	5,500,000	5,638,789
Notes
0.13%, 06/30/22	15,400,000	15,408,121
1.75%, 06/30/22	6,000,000	6,108,281
2.13%, 06/30/22	6,000,000	6,132,891
1.75%, 07/15/22	5,000,000	5,094,238
0.13%, 07/31/22	8,700,000	8,705,777
1.88%, 07/31/22	7,800,000	7,964,074
2.00%, 07/31/22	6,538,200	6,685,310
1.50%, 08/15/22	8,200,000	8,341,258
1.63%, 08/15/22	3,819,100	3,890,559
0.13%, 08/31/22	9,400,000	9,405,324
1.63%, 08/31/22	6,127,000	6,245,112
1.88%, 08/31/22	5,470,000	5,592,327
1.50%, 09/15/22	6,700,000	6,822,092
0.13%, 09/30/22	9,200,000	9,204,133
1.75%, 09/30/22	6,298,900	6,438,042
1.88%, 09/30/22	5,500,000	5,630,732
1.38%, 10/15/22	5,600,000	5,698,219
0.13%, 10/31/22	9,600,000	9,604,125
1.88%, 10/31/22	3,466,200	3,553,329
2.00%, 10/31/22	6,000,000	6,161,367
1.63%, 11/15/22	10,954,400	11,197,879
0.13%, 11/30/22	12,000,000	12,004,688
2.00%, 11/30/22	10,471,600	10,770,000
1.63%, 12/15/22	6,100,000	6,243,088
0.13%, 12/31/22	11,000,000	11,002,793
2.13%, 12/31/22	10,660,800	10,999,988
1.50%, 01/15/23	5,000,000	5,112,695
0.13%, 01/31/23	12,000,000	12,002,109
1.75%, 01/31/23	4,910,800	5,044,600
2.38%, 01/31/23	5,500,000	5,707,002
1.38%, 02/15/23	3,400,000	3,473,047
2.00%, 02/15/23	9,414,600	9,716,529
0.13%, 02/28/23	11,000,000	11,000,859
1.50%, 02/28/23	4,393,600	4,499,149
2.63%, 02/28/23	3,500,000	3,653,057
0.50%, 03/15/23	6,300,000	6,342,574
0.13%, 03/31/23	12,000,000	11,999,297
1.50%, 03/31/23	4,600,000	4,715,809
2.50%, 03/31/23	5,500,000	5,738,691
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.25%, 04/15/23	7,000,000	7,016,133
0.13%, 04/30/23	11,500,000	11,498,203
1.63%, 04/30/23	3,260,800	3,353,593
2.75%, 04/30/23	5,200,000	5,460,305
0.13%, 05/15/23	6,200,000	6,199,031
1.75%, 05/15/23	6,184,400	6,378,750
0.13%, 05/31/23	13,000,000	12,996,358
1.63%, 05/31/23	4,329,900	4,458,021
2.75%, 05/31/23	5,600,000	5,891,703
0.25%, 06/15/23	7,200,000	7,214,625
1.38%, 06/30/23	4,913,000	5,038,320
2.63%, 06/30/23	5,500,000	5,783,594
0.13%, 07/15/23	8,500,000	8,494,688
1.25%, 07/31/23	6,500,000	6,653,867
2.75%, 07/31/23	4,800,000	5,069,063
0.13%, 08/15/23	9,700,000	9,691,664
2.50%, 08/15/23	8,402,200	8,834,126
1.38%, 08/31/23	5,500,000	5,648,887
2.75%, 08/31/23	4,800,000	5,077,875
0.13%, 09/15/23	8,500,000	8,490,039
1.38%, 09/30/23	4,574,500	4,702,086
2.88%, 09/30/23	5,200,000	5,526,219
0.13%, 10/15/23	8,300,000	8,288,977
1.63%, 10/31/23	5,450,000	5,638,621
2.88%, 10/31/23	5,600,000	5,962,688
0.25%, 11/15/23	10,000,000	10,014,062
2.75%, 11/15/23	10,438,200	11,091,403
2.13%, 11/30/23	5,700,000	5,973,645
2.88%, 11/30/23	5,200,000	5,546,734
0.13%, 12/15/23	8,400,000	8,382,938
2.25%, 12/31/23	4,575,200	4,814,683
2.63%, 12/31/23	5,750,000	6,106,231
0.13%, 01/15/24	11,000,000	10,971,211
2.25%, 01/31/24	5,024,500	5,294,174
2.50%, 01/31/24	6,000,000	6,362,578
0.13%, 02/15/24	12,000,000	11,966,250
2.75%, 02/15/24	9,450,000	10,092,305
2.13%, 02/29/24	4,964,100	5,219,868
2.38%, 02/29/24	4,500,000	4,762,441
0.25%, 03/15/24	12,000,000	12,001,875
2.13%, 03/31/24	10,254,400	10,794,759
0.38%, 04/15/24	10,500,000	10,529,941
2.00%, 04/30/24	3,500,000	3,674,453
2.25%, 04/30/24	7,050,000	7,452,897
0.25%, 05/15/24	11,000,000	10,985,820
2.50%, 05/15/24	12,257,600	13,061,526
2.00%, 05/31/24	7,100,000	7,460,270
1.75%, 06/30/24	6,600,000	6,890,813
2.00%, 06/30/24	4,750,000	4,995,293
1.75%, 07/31/24	6,600,000	6,895,195
2.13%, 07/31/24	5,000,000	5,281,250
2.38%, 08/15/24	12,426,900	13,233,192
1.25%, 08/31/24	6,600,000	6,790,523
1.88%, 08/31/24	5,665,000	5,942,054
1.50%, 09/30/24	7,300,000	7,571,469
2.13%, 09/30/24	4,750,000	5,024,980
1.50%, 10/31/24	7,300,000	7,571,469
2.25%, 10/31/24	5,400,000	5,738,977
2.25%, 11/15/24	11,926,900	12,682,115
1.50%, 11/30/24	7,710,000	7,999,125
2.13%, 11/30/24	5,500,000	5,825,918
1.75%, 12/31/24	7,200,000	7,535,813
2.25%, 12/31/24	4,600,000	4,896,484
1.38%, 01/31/25	7,100,000	7,335,742
2.50%, 01/31/25	4,500,000	4,834,688
2.00%, 02/15/25	12,298,900	12,992,635
1.13%, 02/28/25	6,950,000	7,115,334
2.75%, 02/28/25	5,250,000	5,693,584
0.50%, 03/31/25	8,100,000	8,099,051

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.63%, 03/31/25	3,700,000	3,998,746
0.38%, 04/30/25	8,000,000	7,954,375
2.88%, 04/30/25	5,300,000	5,786,109
2.13%, 05/15/25	11,221,600	11,924,703
0.25%, 05/31/25	8,900,000	8,794,660
2.88%, 05/31/25	4,600,000	5,026,039
0.25%, 06/30/25	9,000,000	8,885,391
2.75%, 06/30/25	3,850,000	4,191,387
0.25%, 07/31/25	10,100,000	9,959,152
2.88%, 07/31/25	4,500,000	4,925,039
2.00%, 08/15/25	11,607,400	12,290,242
0.25%, 08/31/25	10,400,000	10,239,125
2.75%, 08/31/25	4,400,000	4,796,000
0.25%, 09/30/25	10,900,000	10,723,301
3.00%, 09/30/25	3,900,000	4,296,398
0.25%, 10/31/25	10,400,000	10,215,969
3.00%, 10/31/25	3,100,000	3,417,750
2.25%, 11/15/25	12,080,200	12,929,117
0.38%, 11/30/25	11,000,000	10,853,047
2.88%, 11/30/25	3,700,000	4,062,195
0.38%, 12/31/25	11,300,000	11,135,797
2.63%, 12/31/25	4,400,000	4,785,516
0.38%, 01/31/26	11,400,000	11,219,648
2.63%, 01/31/26	4,400,000	4,788,094
1.63%, 02/15/26	10,545,800	10,986,582
0.50%, 02/28/26	10,600,000	10,484,062
2.50%, 02/28/26	5,000,000	5,414,258
0.75%, 03/31/26	12,200,000	12,197,617
2.25%, 03/31/26	5,100,000	5,464,570
0.75%, 04/30/26	12,500,000	12,488,281
2.38%, 04/30/26	3,500,000	3,772,617
1.63%, 05/15/26	10,424,500	10,853,289
0.75%, 05/31/26	13,000,000	12,975,730
2.13%, 05/31/26	5,200,000	5,541,656
1.88%, 06/30/26	3,950,000	4,160,307
1.88%, 07/31/26	5,000,000	5,266,602
1.50%, 08/15/26	11,571,600	11,960,333
1.38%, 08/31/26	3,600,000	3,697,875
1.63%, 09/30/26	4,400,000	4,574,453
1.63%, 10/31/26	4,800,000	4,987,313
2.00%, 11/15/26	10,473,900	11,087,605
1.63%, 11/30/26	4,900,000	5,090,449
1.75%, 12/31/26	5,000,000	5,226,563
1.50%, 01/31/27	4,700,000	4,844,488
2.25%, 02/15/27	9,442,600	10,122,393
1.13%, 02/28/27	3,400,000	3,430,281
0.63%, 03/31/27	4,150,000	4,064,893
0.50%, 04/30/27	6,600,000	6,405,867
2.38%, 05/15/27	11,500,000	12,407,422
0.50%, 05/31/27	7,800,000	7,558,078
0.50%, 06/30/27	7,600,000	7,354,188
2.25%, 08/15/27	10,942,000	11,719,053
0.38%, 09/30/27	9,400,000	8,978,469
0.50%, 10/31/27	9,700,000	9,322,230
2.25%, 11/15/27	10,000,000	10,705,078
0.63%, 11/30/27	10,100,000	9,770,961
0.63%, 12/31/27	11,400,000	11,011,687
0.75%, 01/31/28	12,100,000	11,766,305
2.75%, 02/15/28	12,350,000	13,610,086
1.13%, 02/29/28	11,900,000	11,850,727
1.25%, 03/31/28	12,200,000	12,231,453
1.25%, 04/30/28	12,500,000	12,518,555
2.88%, 05/15/28	13,350,000	14,821,629
1.25%, 05/31/28	11,300,000	11,304,170
2.88%, 08/15/28	13,550,000	15,055,320
3.13%, 11/15/28	12,550,000	14,173,656
2.63%, 02/15/29	13,000,000	14,220,781
2.38%, 05/15/29	10,750,000	11,556,250
1.63%, 08/15/29	9,600,000	9,762,000
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 11/15/29	7,300,000	7,488,203
1.50%, 02/15/30	12,500,000	12,527,344
0.63%, 05/15/30	17,205,000	15,929,411
0.88%, 11/15/30	24,500,000	23,054,883
1.13%, 02/15/31	24,200,000	23,228,219
1.63%, 05/15/31	11,400,000	11,448,984
Total Treasuries
(Cost $1,934,317,611)		1,959,543,076

Government Related 6.1% of net assets

Agency 2.5%
Foreign 0.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.63%, 09/17/22	200,000	203,762
2.88%, 03/13/23	250,000	261,812
1.50%, 02/12/25	350,000	361,662
0.38%, 09/17/25	500,000	492,170
0.50%, 02/02/26	500,000	492,485
		1,811,891
Canada 0.0%
Export Development Canada
1.38%, 10/21/21	250,000	251,223
2.00%, 05/17/22	150,000	152,676
1.75%, 07/18/22	400,000	407,240
2.50%, 01/24/23	150,000	155,721
1.38%, 02/24/23	350,000	357,262
2.75%, 03/15/23	200,000	209,132
2.63%, 02/21/24	250,000	265,567
		1,798,821
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	251,653
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	496,000	537,054
4.13%, 01/16/25	250,000	262,915
5.38%, 06/26/26 (a)	450,000	494,968
6.88%, 04/29/30 (a)	350,000	415,807
7.38%, 09/18/43	225,000	270,767
5.88%, 05/28/45	450,000	466,331
		2,447,842
Germany 0.4%
FMS Wertmanagement
1.38%, 06/08/21 (i)	350,000	350,074
2.00%, 08/01/22 (i)	450,000	459,684
2.75%, 03/06/23 (i)	200,000	208,962
Kreditanstalt Fuer Wiederaufbau
2.38%, 08/25/21 (i)	374,000	375,975
1.75%, 09/15/21 (i)	150,000	150,711
2.63%, 01/25/22 (i)	500,000	508,150
2.50%, 02/15/22 (i)	775,000	788,074
2.13%, 06/15/22 (i)	650,000	663,377
1.75%, 08/22/22 (i)	200,000	203,916
2.00%, 09/29/22 (i)	1,000,000	1,024,700
2.00%, 10/04/22 (i)	100,000	102,492
2.38%, 12/29/22 (i)	650,000	672,678
2.13%, 01/17/23 (i)	1,250,000	1,289,850

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 02/15/23 (i)	750,000	768,555
0.25%, 04/25/23 (i)	500,000	500,555
0.25%, 10/19/23 (i)	1,000,000	1,000,250
2.63%, 02/28/24 (i)	950,000	1,009,964
0.25%, 03/08/24 (i)	500,000	499,110
1.38%, 08/05/24 (i)	550,000	566,786
2.50%, 11/20/24 (i)	1,030,000	1,101,163
2.00%, 05/02/25 (i)	450,000	474,295
0.38%, 07/18/25 (i)	1,250,000	1,236,687
0.63%, 01/22/26 (i)	1,000,000	993,800
2.88%, 04/03/28 (i)	750,000	829,995
1.75%, 09/14/29 (i)	400,000	408,120
0.75%, 09/30/30 (i)	250,000	231,548
0.00%, 04/18/36 (i)(j)	300,000	218,928
0.00%, 06/29/37 (i)(j)	250,000	178,543
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (i)	150,000	150,771
2.25%, 10/01/21 (i)	250,000	251,765
2.00%, 01/13/25 (i)	300,000	315,684
0.50%, 05/27/25 (i)	300,000	298,467
2.38%, 06/10/25 (i)	750,000	801,450
0.88%, 03/30/26 (i)	250,000	250,695
1.75%, 07/27/26 (i)	250,000	260,695
0.88%, 09/03/30 (i)	500,000	467,000
		19,613,469
Japan 0.2%
Japan Bank for International Cooperation
3.13%, 07/20/21	250,000	250,995
1.50%, 07/21/21	500,000	500,925
2.50%, 06/01/22	200,000	204,542
2.38%, 07/21/22	400,000	409,764
2.38%, 11/16/22	250,000	257,708
1.75%, 01/23/23	350,000	358,596
0.63%, 05/22/23	600,000	604,146
3.25%, 07/20/23	400,000	424,976
0.38%, 09/15/23	500,000	500,400
3.38%, 10/31/23	500,000	536,070
2.50%, 05/23/24	750,000	794,722
3.00%, 05/29/24	200,000	214,984
1.75%, 10/17/24	200,000	207,764
2.50%, 05/28/25	250,000	267,078
0.63%, 07/15/25	500,000	496,110
2.75%, 01/21/26	200,000	216,366
2.38%, 04/20/26	500,000	532,490
1.88%, 07/21/26	200,000	208,188
2.25%, 11/04/26	300,000	317,964
2.88%, 06/01/27	200,000	219,212
2.88%, 07/21/27	200,000	218,416
2.75%, 11/16/27	200,000	216,904
3.25%, 07/20/28	200,000	223,952
3.50%, 10/31/28	200,000	227,912
2.00%, 10/17/29	200,000	205,212
1.25%, 01/21/31	250,000	238,175
1.88%, 04/15/31	500,000	502,860
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	210,740
2.75%, 04/27/27	200,000	217,060
1.00%, 07/22/30	380,000	355,980
		10,140,211
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	151,695
3.15%, 01/23/22	200,000	203,798
2.45%, 01/17/23	100,000	103,589
2.65%, 01/15/24	150,000	158,553
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 03/01/24	393,000	426,888
2.88%, 04/06/25 (a)	350,000	376,124
3.00%, 04/06/27 (a)	200,000	217,622
3.63%, 09/10/28 (a)	400,000	445,896
3.13%, 04/06/30 (a)	250,000	269,750
2.38%, 05/22/30 (a)	500,000	510,340
3.63%, 04/06/40 (a)	100,000	111,181
5.10%, 08/17/40	114,000	148,225
4.25%, 11/23/41	100,000	118,282
3.95%, 05/15/43	150,000	171,368
4.80%, 11/08/43	100,000	127,196
3.25%, 11/18/49 (a)	300,000	307,215
3.70%, 04/06/50 (a)	250,000	276,680
		4,124,402
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	350,000	355,411
4.00%, 01/14/24	500,000	545,925
2.38%, 06/25/24	200,000	211,450
2.88%, 01/21/25	400,000	427,948
0.75%, 09/21/25	1,000,000	990,760
3.25%, 11/10/25	750,000	823,695
1.25%, 09/21/30	500,000	470,685
The Korea Development Bank
3.00%, 09/14/22	488,000	504,182
2.13%, 10/01/24	250,000	263,113
3.00%, 01/13/26	200,000	217,990
		4,811,159
Sweden 0.1%
Svensk Exportkredit AB
1.63%, 11/14/22	200,000	204,140
2.88%, 03/14/23	750,000	784,950
0.25%, 09/29/23	200,000	199,816
1.75%, 12/12/23	500,000	517,875
0.38%, 07/30/24	400,000	398,856
0.63%, 05/14/25	275,000	274,403
0.50%, 08/26/25	350,000	346,080
		2,726,120
		47,725,568
U.S. 1.6%
Fannie Mae
1.38%, 09/06/22	500,000	508,080
2.38%, 01/19/23	2,100,000	2,176,629
0.25%, 05/22/23	3,000,000	3,005,940
2.50%, 02/05/24	1,300,000	1,378,052
2.63%, 09/06/24	1,830,000	1,967,909
1.63%, 01/07/25	3,500,000	3,646,755
0.50%, 06/17/25	2,000,000	1,994,440
2.13%, 04/24/26	1,000,000	1,065,300
1.88%, 09/24/26	1,000,000	1,053,800
6.03%, 10/08/27	164,000	212,801
6.63%, 11/15/30	2,180,000	3,141,206
5.63%, 07/15/37	500,000	744,455
Federal Farm Credit Banks Funding Corp.
0.13%, 02/03/23	600,000	599,988
0.25%, 02/26/24	800,000	799,984
Federal Home Loan Bank
0.25%, 06/03/22	5,000,000	5,010,400
1.88%, 12/09/22	3,640,000	3,737,370
1.38%, 02/17/23	1,000,000	1,021,160
2.50%, 02/13/24	1,300,000	1,381,614
1.50%, 08/15/24	4,000,000	4,146,680
0.50%, 04/14/25	1,000,000	998,970

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 11/16/28	2,850,000	3,243,585
5.50%, 07/15/36	330,000	478,635
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	1,000,000	1,000,580
0.38%, 05/05/23	2,000,000	2,008,680
0.13%, 10/16/23	2,500,000	2,496,275
0.25%, 11/06/23	3,500,000	3,503,500
0.25%, 12/04/23	1,000,000	1,001,080
0.38%, 09/23/25	2,000,000	1,977,880
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	3,004,410
0.25%, 11/27/23	1,000,000	1,001,700
0.38%, 08/25/25	1,500,000	1,484,475
0.50%, 11/07/25	2,000,000	1,984,980
0.75%, 10/08/27	500,000	487,620
0.88%, 08/05/30	1,000,000	938,580
Freddie Mac
2.75%, 06/19/23	500,000	526,450
0.25%, 06/26/23	4,000,000	4,008,000
0.25%, 08/24/23	5,000,000	5,007,400
1.50%, 02/12/25	4,000,000	4,150,520
0.38%, 07/21/25	1,000,000	991,470
6.75%, 03/15/31	200,000	292,904
6.25%, 07/15/32	1,100,000	1,604,229
Tennessee Valley Authority
2.88%, 09/15/24	500,000	539,905
4.65%, 06/15/35	655,000	854,611
4.63%, 09/15/60	150,000	211,661
		81,390,663
		129,116,231

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	428,445
8.50%, 12/01/29	100,000	150,471
Province of Alberta
3.35%, 11/01/23	359,000	384,909
2.95%, 01/23/24	250,000	266,750
1.88%, 11/13/24	350,000	365,375
1.00%, 05/20/25	400,000	404,120
3.30%, 03/15/28	500,000	557,420
1.35%, 05/28/30	250,000	241,680
1.30%, 07/22/30	650,000	616,635
Province of British Columbia
2.65%, 09/22/21	100,000	100,757
2.00%, 10/23/22	350,000	358,879
1.75%, 09/27/24	400,000	416,564
2.25%, 06/02/26	150,000	159,678
1.30%, 01/29/31	500,000	479,015
Province of Manitoba
3.05%, 05/14/24	324,000	348,144
2.13%, 06/22/26	330,000	347,959
Province of New Brunswick
3.63%, 02/24/28	150,000	170,892
Province of Ontario
2.50%, 09/10/21	200,000	201,284
2.40%, 02/08/22	250,000	253,843
2.55%, 04/25/22	600,000	612,828
2.25%, 05/18/22	400,000	407,944
2.45%, 06/29/22	200,000	204,838
2.20%, 10/03/22	400,000	410,608
1.75%, 01/24/23	600,000	614,952
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 10/17/23	450,000	482,760
3.05%, 01/29/24	500,000	535,280
3.20%, 05/16/24	200,000	216,120
0.63%, 01/21/26	250,000	246,995
1.05%, 04/14/26	500,000	502,490
2.50%, 04/27/26	200,000	214,752
2.30%, 06/15/26	200,000	212,868
1.05%, 05/21/27	250,000	247,660
2.00%, 10/02/29	200,000	204,582
1.13%, 10/07/30	500,000	469,515
1.60%, 02/25/31	250,000	243,878
1.90%, 04/21/31	250,000	251,273
Province of Quebec
2.75%, 08/25/21	100,000	100,607
2.38%, 01/31/22	700,000	710,087
2.63%, 02/13/23	250,000	260,125
2.50%, 04/09/24	150,000	158,945
2.88%, 10/16/24	300,000	323,529
1.50%, 02/11/25	350,000	361,301
0.60%, 07/23/25	1,200,000	1,193,448
2.50%, 04/20/26	250,000	268,833
2.75%, 04/12/27	200,000	218,038
7.50%, 09/15/29	421,000	603,301
		16,530,377
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	139,392
8.08%, 02/15/50	250,000	447,870
Bay Area Toll Authority
2.57%, 04/01/31	200,000	210,781
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	636,524
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	394,525
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	250,000	272,750
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,412,302
7.55%, 04/01/39	400,000	663,668
7.30%, 10/01/39	500,000	782,882
7.35%, 11/01/39	200,000	315,842
California State University
2.98%, 11/01/51 (a)	200,000	201,996
Series 2017B
3.90%, 11/01/47 (a)	50,000	57,152
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	147,195
RB Series 2018C
4.47%, 01/01/49	150,000	188,488
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,039,987
City of Atlanta GA Water & Wastewater Revenue
Wstwtr Revenu Atlutl 11/35 Fixed 2.257
2.26%, 11/01/35 (a)	125,000	125,731

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	141,461
City of New York
6.27%, 12/01/37	200,000	288,182
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	268,223
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	125,374
City of San Francisco CA Public Utilities Commission
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	160,065
RB Series 2020E
2.83%, 11/01/41 (a)	100,000	101,476
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	138,490
GO Series 2019D
2.66%, 09/01/39	145,000	149,096
2.81%, 09/01/43	100,000	103,180
GO Series 2019H
2.90%, 09/01/49	100,000	102,350
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	183,029
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	137,633
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	231,328
Connecticut
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	328,847
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	229,041
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	106,210
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	207,052
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	134,726
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	103,183
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	255,947
2.92%, 11/01/50	250,000	247,215
District of Columbia Water & Sewer Authority
4.81%, 10/01/14	100,000	136,257
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	471,266
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	105,479
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	132,605
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	150,000	163,599
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,768,073
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	136,024
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	139,512
JobsOhio Beverage System
4.53%, 01/01/35	300,000	367,891
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	557,876
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	126,383
Los Angeles Community College District/CA
1.61%, 08/01/28	275,000	277,556
2.11%, 08/01/32 (a)	250,000	251,311
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	138,600
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	319,514
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	335,004
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	714,500
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	152,355
3.20%, 07/01/50	150,000	149,889
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	496,552
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	145,432
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	313,868
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	465,389
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	212,562
Michigan State Building Authority
2.71%, 10/15/40 (a)	250,000	246,427
Municipal Electric Authority of Georgia
7.06%, 04/01/57	300,000	426,024
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	146,000	214,367
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	146,000	218,290

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	320,827
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	391,261
RB Series 2019B
4.13%, 06/15/42	200,000	219,334
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	564,455
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	549,141
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	262,741
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	182,109
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	100,000	150,674
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	374,155
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	66,563
RB Series 2009F
5.63%, 03/15/39	100,000	131,547
RB Series 2019B
3.14%, 07/01/43	220,000	224,112
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	123,869
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	241,578
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	526,252
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	240,000	290,983
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	205,216
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	136,781
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	268,910
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	130,357
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	226,454
Consolidated Bonds AAA Series
1.09%, 07/01/23	400,000	405,405
New Je Portrn 08/69 Fixed 3.287
3.29%, 08/01/69	100,000	102,273
Security Rate, Maturity Date	Face Amount ($)	Value ($)
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	573,916
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	151,572
6.58%, 05/15/49	75,000	113,789
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	77,725
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	107,819
Sales Tax Securitization Corp.
3.59%, 01/01/43	15,000	15,859
RB Series 2018B
3.82%, 01/01/48	150,000	161,454
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	154,511
San Diego County Water Authority., Class B
6.14%, 05/01/49	100,000	148,033
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	106,864
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	126,177
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	304,107
1.71%, 07/01/27	400,000	404,876
2.15%, 07/01/30	600,000	605,043
State of California
2.38%, 10/01/26	175,000	186,973
7.63%, 03/01/40	300,000	493,389
GO Bonds
7.60%, 11/01/40	300,000	513,483
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	126,041
State of Washington
5.14%, 08/01/40	100,000	136,505
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	818,229
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	161,421
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	385,944
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	398,236
RB Series 2016A
3.80%, 12/01/46	100,000	115,809
The Pennsylvania State University
2.84%, 09/01/50	150,000	148,446
University of California
0.88%, 05/15/25 (a)	500,000	504,010
4.60%, 05/15/31	100,000	117,698
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	690,705
RB Series 2012AD
4.86%, 05/15/12	100,000	133,691

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
RB Series 2015AQ
4.77%, 05/15/15	150,000	202,015
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	195,366
1.61%, 05/15/30 (a)	250,000	242,746
University of Michigan
2.44%, 04/01/40 (a)	250,000	243,317
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	98,753
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	119,873
RB Series 2020
2.26%, 09/01/50 (a)	400,000	362,114
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	259,105
		35,762,409
		52,292,786

Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
2.00%, 11/15/22	300,000	308,067
1.63%, 01/22/25	650,000	676,228
0.75%, 05/19/26	250,000	249,230
		1,233,525
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	200,000	216,674
3.24%, 02/06/28 (a)	450,000	488,461
2.45%, 01/31/31 (a)	300,000	302,697
2.55%, 01/27/32 (a)	400,000	404,712
3.63%, 10/30/42	150,000	156,465
3.86%, 06/21/47	200,000	215,024
3.50%, 01/25/50 (a)	500,000	506,365
3.10%, 01/22/61 (a)	250,000	228,663
		2,519,061
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	200,000	204,626
4.00%, 02/26/24 (a)	300,000	318,711
8.13%, 05/21/24	250,000	296,603
4.50%, 01/28/26 (a)	300,000	327,762
3.88%, 04/25/27 (a)	500,000	529,845
4.50%, 03/15/29 (a)	550,000	595,969
3.00%, 01/30/30 (a)	500,000	484,090
3.13%, 04/15/31 (a)	650,000	626,970
3.25%, 04/22/32 (a)	200,000	192,828
7.38%, 09/18/37	362,000	470,278
6.13%, 01/18/41	550,000	640,277
5.63%, 02/26/44 (a)	450,000	497,587
5.00%, 06/15/45 (a)	900,000	933,264
5.20%, 05/15/49 (a)	400,000	426,480
4.13%, 05/15/51 (a)	500,000	459,315
3.88%, 02/15/61 (a)	250,000	214,418
		7,219,023
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500,000	543,705
5.75%, 11/22/23	300,000	339,045
5.38%, 03/25/24	300,000	340,413
7.63%, 03/29/41	350,000	570,251
		1,793,414
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	155,996
3.50%, 01/11/28	200,000	218,722
4.10%, 04/24/28	250,000	281,907
4.75%, 02/11/29	200,000	235,070
3.40%, 09/18/29	200,000	216,500
2.85%, 02/14/30	1,000,000	1,041,130
3.85%, 10/15/30	300,000	334,521
4.35%, 01/11/48	400,000	444,816
5.35%, 02/11/49	200,000	254,628
3.70%, 10/30/49	300,000	309,501
3.50%, 02/14/50	200,000	203,948
4.20%, 10/15/50	250,000	279,427
3.05%, 03/12/51 (f)	200,000	200,380
4.45%, 04/15/70	200,000	226,778
		4,403,324
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	208,154
3.15%, 06/30/23	500,000	529,080
2.88%, 03/16/26	200,000	216,372
3.25%, 01/17/28	200,000	220,834
2.75%, 07/03/30	350,000	370,695
4.50%, 01/30/43	500,000	617,205
4.13%, 01/17/48	200,000	236,538
3.88%, 07/03/50	300,000	337,620
4.50%, 04/03/20	200,000	247,520
State of Israel
2.50%, 01/15/30	200,000	208,104
3.38%, 01/15/50	350,000	365,390
		3,557,512
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	832,317
0.88%, 05/06/24	250,000	250,060
2.38%, 10/17/24	550,000	574,475
1.25%, 02/17/26	500,000	493,960
2.88%, 10/17/29	675,000	695,486
5.38%, 06/15/33	250,000	310,590
4.00%, 10/17/49	550,000	579,491
3.88%, 05/06/51	250,000	257,293
		3,993,672
Mexico 0.2%
Mexico Government International Bond
8.00%, 09/24/22	150,000	165,398
4.00%, 10/02/23	108,000	117,380
3.60%, 01/30/25	750,000	829,417
3.90%, 04/27/25 (a)	200,000	223,644
4.13%, 01/21/26	288,000	326,805
4.15%, 03/28/27	500,000	567,960
3.75%, 01/11/28	400,000	437,512
4.50%, 04/22/29	600,000	679,254
3.25%, 04/16/30 (a)	900,000	930,663

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.66%, 05/24/31 (a)	400,000	390,272
8.30%, 08/15/31	150,000	223,301
4.75%, 04/27/32 (a)	500,000	570,855
6.75%, 09/27/34	362,000	479,766
6.05%, 01/11/40	900,000	1,120,959
4.28%, 08/14/41 (a)	400,000	417,608
4.75%, 03/08/44	950,000	1,038,996
5.55%, 01/21/45	750,000	897,247
4.60%, 01/23/46	450,000	478,638
4.35%, 01/15/47	300,000	311,691
4.60%, 02/10/48	400,000	425,220
4.50%, 01/31/50 (a)	675,000	710,896
5.00%, 04/27/51 (a)	450,000	504,288
3.77%, 05/24/61 (a)	600,000	552,936
5.75%, 10/12/10	420,000	493,794
		12,894,500
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	217,838
3.75%, 03/16/25 (a)	300,000	327,099
8.88%, 09/30/27	250,000	347,415
3.88%, 03/17/28 (a)	600,000	662,334
9.38%, 04/01/29	100,000	148,091
3.16%, 01/23/30 (a)	200,000	210,070
2.25%, 09/29/32 (a)	1,000,000	963,090
6.70%, 01/26/36	131,000	176,674
4.50%, 05/15/47	250,000	279,645
4.50%, 04/16/50 (a)	400,000	446,652
4.30%, 04/29/53	200,000	216,540
4.50%, 04/01/56 (a)	350,000	388,157
3.87%, 07/23/60 (a)	850,000	852,805
		5,236,410
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	307,572
2.39%, 01/23/26 (a)	200,000	206,316
4.13%, 08/25/27	450,000	500,494
2.84%, 06/20/30	150,000	152,951
2.78%, 01/23/31 (a)	900,000	904,149
1.86%, 12/01/32 (a)	250,000	228,718
8.75%, 11/21/33	450,000	699,147
6.55%, 03/14/37	300,000	405,804
3.30%, 03/11/41 (a)	250,000	242,600
5.63%, 11/18/50	395,000	519,445
3.55%, 03/10/51 (a)	200,000	196,486
2.78%, 12/01/60 (a)	250,000	209,030
3.23%, 07/28/21 (a)	250,000	208,455
		4,781,167
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	439,656
10.63%, 03/16/25	300,000	411,396
5.50%, 03/30/26	600,000	730,362
3.00%, 02/01/28	400,000	433,292
3.75%, 01/14/29	400,000	453,492
9.50%, 02/02/30	250,000	396,568
2.46%, 05/05/30	200,000	208,318
7.75%, 01/14/31	350,000	517,671
6.38%, 01/15/32	300,000	413,292
6.38%, 10/23/34	600,000	849,822
3.95%, 01/20/40	600,000	658,530
3.70%, 03/01/41	750,000	801,022
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 02/02/42	400,000	427,224
2.95%, 05/05/45	200,000	191,860
		6,932,505
Poland 0.0%
Republic of Poland Government International Bond
3.00%, 03/17/23	400,000	419,228
4.00%, 01/22/24	450,000	491,900
3.25%, 04/06/26	450,000	498,181
		1,409,309
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	215,830
2.00%, 06/19/24	200,000	209,220
5.63%, 11/03/25	232,000	278,272
2.75%, 01/19/27	250,000	271,008
2.50%, 06/19/29	200,000	210,876
4.13%, 06/10/44	200,000	247,576
		1,432,782
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	108,214
4.50%, 08/14/24	113,000	122,900
4.38%, 10/27/27	500,000	574,535
4.38%, 01/23/31 (a)	350,000	407,078
7.63%, 03/21/36	150,000	228,258
4.13%, 11/20/45	150,000	172,789
5.10%, 06/18/50	750,000	951,360
4.98%, 04/20/55	600,000	751,866
		3,317,000
		60,723,204

Supranational* 1.5%
African Development Bank
1.63%, 09/16/22	500,000	509,550
2.13%, 11/16/22	800,000	823,024
0.75%, 04/03/23	500,000	505,055
3.00%, 09/20/23	250,000	265,785
0.88%, 03/23/26	250,000	250,528
Asian Development Bank
1.88%, 02/18/22	250,000	253,140
1.88%, 07/19/22	650,000	662,831
1.88%, 08/10/22	600,000	612,438
1.75%, 09/13/22	500,000	510,290
1.63%, 01/24/23	450,000	460,782
2.75%, 03/17/23	600,000	627,582
0.25%, 07/14/23	750,000	750,765
0.25%, 10/06/23	1,000,000	1,000,320
2.63%, 01/30/24	450,000	477,706
1.50%, 10/18/24	400,000	413,832
2.00%, 01/22/25	851,000	895,933
0.63%, 04/29/25	400,000	400,384
0.38%, 09/03/25	1,000,000	987,180
0.50%, 02/04/26	750,000	740,130
1.00%, 04/14/26	250,000	252,108
2.00%, 04/24/26	500,000	527,950
2.63%, 01/12/27	500,000	544,570
2.50%, 11/02/27	500,000	539,550
2.75%, 01/19/28	200,000	219,236
5.82%, 06/16/28	250,000	325,693
1.75%, 09/19/29	250,000	254,933
1.88%, 01/24/30	400,000	410,576

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.75%, 10/08/30	750,000	692,707
1.50%, 03/04/31	500,000	493,265
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	376,523
2.75%, 01/06/23	250,000	258,410
2.38%, 05/12/23	350,000	361,802
1.63%, 09/23/25	300,000	303,669
Council of Europe Development Bank
1.75%, 09/26/22	350,000	357,367
2.63%, 02/13/23	250,000	260,303
0.25%, 06/10/23	150,000	150,147
0.25%, 10/20/23	350,000	349,948
1.38%, 02/27/25	150,000	154,457
European Bank for Reconstruction & Development
1.50%, 11/02/21	200,000	201,172
2.75%, 03/07/23	350,000	365,746
0.25%, 07/10/23	250,000	250,233
1.63%, 09/27/24	250,000	259,625
0.50%, 05/19/25	350,000	348,408
0.50%, 11/25/25	500,000	494,810
0.50%, 01/28/26	500,000	493,635
European Investment Bank
1.38%, 09/15/21	400,000	401,480
2.13%, 10/15/21	450,000	453,379
2.25%, 03/15/22	500,000	508,485
2.63%, 05/20/22	650,000	665,821
2.38%, 06/15/22	600,000	614,028
2.25%, 08/15/22	750,000	769,080
1.38%, 09/06/22	400,000	406,284
2.00%, 12/15/22	250,000	257,065
2.50%, 03/15/23	850,000	885,198
1.38%, 05/15/23	500,000	511,590
2.88%, 08/15/23	650,000	688,090
0.25%, 09/15/23	250,000	250,173
3.13%, 12/14/23	250,000	268,048
3.25%, 01/29/24	1,000,000	1,078,370
2.63%, 03/15/24	500,000	531,985
2.25%, 06/24/24	500,000	528,640
2.50%, 10/15/24	400,000	427,356
1.88%, 02/10/25	450,000	472,126
1.63%, 03/14/25	700,000	727,587
0.63%, 07/25/25	1,000,000	999,350
0.38%, 12/15/25	2,000,000	1,968,000
0.38%, 03/26/26	500,000	490,040
2.13%, 04/13/26	500,000	531,245
2.38%, 05/24/27	450,000	484,771
1.63%, 10/09/29	350,000	354,105
0.88%, 05/17/30	170,000	160,424
0.75%, 09/23/30	750,000	695,512
1.25%, 02/14/31	500,000	482,925
1.63%, 05/13/31	250,000	249,778
Inter-American Development Bank
1.25%, 09/14/21	250,000	250,820
1.75%, 09/14/22	500,000	510,310
2.50%, 01/18/23	600,000	622,638
0.50%, 05/24/23	1,050,000	1,056,027
3.00%, 10/04/23	200,000	212,844
0.25%, 11/15/23	1,500,000	1,499,805
2.63%, 01/16/24	500,000	530,445
3.00%, 02/21/24	1,000,000	1,072,720
2.13%, 01/15/25	1,000,000	1,056,740
1.75%, 03/14/25	500,000	522,070
0.88%, 04/03/25	300,000	303,324
0.63%, 07/15/25	400,000	399,304
0.88%, 04/20/26	250,000	250,653
2.00%, 06/02/26	524,000	553,098
2.00%, 07/23/26	300,000	316,551
2.38%, 07/07/27	350,000	375,014
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.63%, 09/16/27	1,000,000	964,710
3.13%, 09/18/28	650,000	729,891
2.25%, 06/18/29	700,000	742,378
1.13%, 01/13/31	750,000	714,727
4.38%, 01/24/44	350,000	467,554
International Bank for Reconstruction & Development
2.75%, 07/23/21	800,000	803,016
2.00%, 01/26/22	750,000	759,090
1.63%, 02/10/22	705,000	712,424
2.13%, 07/01/22	600,000	612,828
1.88%, 10/07/22	200,000	204,700
2.13%, 02/13/23	505,000	521,837
1.88%, 06/19/23	250,000	258,558
3.00%, 09/27/23	1,250,000	1,330,025
2.50%, 03/19/24	1,150,000	1,219,736
1.50%, 08/28/24	500,000	517,290
2.50%, 11/25/24	600,000	641,700
1.63%, 01/15/25	750,000	779,520
0.75%, 03/11/25	350,000	352,454
0.63%, 04/22/25	1,500,000	1,502,250
0.38%, 07/28/25	1,250,000	1,235,700
2.50%, 07/29/25	1,150,000	1,237,170
0.50%, 10/28/25	1,000,000	990,610
0.88%, 07/15/26	750,000	749,655
1.88%, 10/27/26	200,000	209,788
2.50%, 11/22/27	350,000	378,115
0.75%, 11/24/27	1,000,000	971,280
1.38%, 04/20/28	500,000	503,150
1.75%, 10/23/29	450,000	458,635
0.88%, 05/14/30	500,000	471,330
0.75%, 08/26/30	750,000	695,880
1.25%, 02/10/31	750,000	722,887
4.75%, 02/15/35	830,000	1,097,094
International Finance Corp.
2.00%, 10/24/22	200,000	205,146
0.50%, 03/20/23	200,000	201,174
2.88%, 07/31/23	550,000	581,449
1.38%, 10/16/24	350,000	360,762
0.38%, 07/16/25	450,000	445,068
2.13%, 04/07/26	200,000	212,310
0.75%, 08/27/30	400,000	370,932
Nordic Investment Bank
2.25%, 09/30/21	200,000	201,414
0.38%, 05/19/23	200,000	200,612
2.88%, 07/19/23	250,000	264,058
2.25%, 05/21/24	250,000	263,860
0.38%, 09/11/25	450,000	443,331
0.50%, 01/21/26	250,000	246,888
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	999,890
2.25%, 05/16/24	400,000	421,932
0.50%, 05/28/25	500,000	496,775
0.50%, 01/27/26	750,000	739,470
		76,998,449
Total Government Related
(Cost $311,035,372)		319,130,670

Securitized 29.8% of net assets

Asset-Backed Securities 0.2%
Automobile 0.1%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	695,000	705,192

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-4A
3.30%, 07/17/23 (a)	250,000	250,918
Ford Credit Auto Owner Trust
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,615,000	1,642,102
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	184,619
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	542,887	546,662
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	499,165	505,508
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	154,027
1.68%, 05/15/25 (a)	1,030,000	1,059,766
		5,048,794
Credit Card 0.1%
American Express Credit Account Master Trust
2.00%, 04/15/25 (a)	1,000,000	1,023,734
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,889,755
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	462,135
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	1,050,225
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	627,617
Discover Card Execution Note Trust
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	504,541
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	314,199
		5,872,206
		10,921,000

Commercial Mortgage-Backed Securities 2.3%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	374,356
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,318,925
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,055,512
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	165,708
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	653,867
2.40%, 03/15/63 (a)	300,000	308,374
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	171,818	174,455
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	512,941
Benchmark Mortgage Trust
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	600,000	685,774
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	758,803
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.73%, 02/15/53 (a)	1,000,000	1,054,541
2.95%, 08/15/57 (a)	2,000,000	2,143,139
3.72%, 03/15/62 (a)	5,090,000	5,723,918
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	15,668	15,700
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	264,867
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	446,611
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,452,990
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	468,213
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	112,375	114,906
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	275,367
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,491,945
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	109,015
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	6,303,213
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	68,222	68,737
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	310,701
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(g)(k)	1,200,000	1,299,852
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	270,631
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	424,583	455,926
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,211,350
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	49,203
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	610,253	648,417
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	540,554
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,262,426
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	365,577
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	666,592
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	332,501
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	811,516	855,198
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,531,538
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,521,002
3.02%, 09/15/52 (a)	2,500,000	2,699,418
CSMC Trust
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,219,009
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	91,123	97,816

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(g)(l)	191,578	204,020
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(g)(l)	785,000	833,308
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	130,027
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	543,012
Series K027 Class A2
2.64%, 01/25/23 (a)	1,805,000	1,865,441
Series K029 Class A2
3.32%, 02/25/23 (a)(g)(m)	923,000	966,035
Series K030 Class A2
3.25%, 04/25/23 (a)(g)(m)	200,000	209,587
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	401,012
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	106,323
Series K035 Class A2
3.46%, 08/25/23 (a)(g)(m)	983,000	1,044,543
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,061,986
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	805,104
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	106,584
Series K728 Class A2
3.06%, 08/25/24 (a)(g)(m)	400,000	429,114
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	108,269
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	427,452
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	216,333
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	690,363
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	539,545
Series KS03 Class A4
3.16%, 05/25/25 (a)(g)(m)	150,000	161,763
Series K047 Class A2
3.33%, 05/25/25 (a)(g)(m)	400,000	438,973
Series K048 Class A2
3.28%, 06/25/25 (a)(g)(m)	1,150,000	1,259,022
Series K733 Class A2
3.75%, 08/25/25 (a)(g)(m)	1,400,000	1,556,648
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	109,624
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,821
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	901,611
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	649,719
Series K061 Class A2
3.35%, 11/25/26 (a)(g)(m)	2,500,000	2,795,953
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	336,918
Series K067 Class A1
2.90%, 03/25/27 (a)	1,785,302	1,900,861
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	836,062
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,333,091
Series K074 Class A1
3.60%, 09/25/27 (a)	140,973	155,338
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,245,981
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K070 Class A2
3.30%, 11/25/27 (a)(g)(m)	500,000	562,210
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	1,019,945
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	4,006,782
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,375,035
Series K083 Class A2
4.05%, 09/25/28 (a)(g)(m)	250,000	295,037
Series K085 Class A2
4.06%, 10/25/28 (a)(g)(m)	700,000	825,213
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	116,370
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,394,552
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,746,419
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	802,186
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	426,594
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	407,596	410,482
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	243,401
2.91%, 02/13/53 (a)	3,000,000	3,203,894
JP Morgan Chase Commercial Mortgage Securities Trust
3.65%, 12/15/49 (a)(g)(m)	2,034,000	2,265,227
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	216,276
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	782,456	847,416
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	2,550,000	2,832,096
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	1,095,266
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	339,188
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.15%, 08/15/46 (a)(g)(m)	350,000	368,127
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	387,252
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	103,798
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,427,410
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	54,960
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	442,315
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/50 (a)	250,000	272,102
Morgan Stanley Capital I Trust 2020-HR8
2.04%, 07/15/53 (a)	1,000,000	995,888
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	219,617
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	664,752

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	258,627
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(g)(k)	1,409,000	1,500,387
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	265,138	281,697
3.72%, 12/15/48 (a)	2,100,000	2,327,829
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	367,308
3.58%, 10/15/50 (a)	1,020,000	1,137,475
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	330,312
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,556,515
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,092,204
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	759,554
3.04%, 10/15/52 (a)	500,000	538,133
2.73%, 02/15/53 (a)	1,950,000	2,051,921
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	220,475
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	750,532
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,322,999
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,473,262
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	136,067	145,601
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(g)(m)	710,000	759,529
3.90%, 12/15/46 (a)	433,092	459,734
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	600,927	626,367
		119,580,302

Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
4.00%, 04/01/24 to 08/01/50 (a)	65,491,589	71,083,611
4.50%, 12/01/24 to 05/01/50 (a)	26,614,256	29,253,698
3.50%, 10/01/25 to 08/01/50 (a)	95,093,652	101,681,541
3.00%, 10/01/26 to 09/01/50 (a)	117,642,619	123,984,714
2.50%, 07/01/27 to 06/01/51 (a)	104,591,464	108,624,891
2.00%, 12/01/27 to 06/01/51 (a)	147,693,364	150,109,116
5.50%, 12/01/32 to 11/01/48 (a)	4,169,498	4,843,388
5.00%, 11/01/33 to 01/01/50 (a)	8,134,724	9,132,424
6.50%, 08/01/34 to 05/01/40 (a)	184,225	221,059
6.00%, 04/01/35 to 07/01/41 (a)	1,716,182	2,024,383
1.50%, 08/01/35 to 06/01/51 (a)	29,769,358	29,710,454
1.00%, 03/01/36 to 05/01/36 (a)	793,069	787,204
Freddie Mac
2.00%, 08/01/23 to 06/01/51 (a)	125,056,759	126,975,565
4.00%, 03/01/24 to 07/01/50 (a)	28,441,076	30,763,635
3.50%, 01/01/26 to 06/01/50 (a)	44,082,647	47,102,602
3.00%, 08/01/26 to 09/01/50 (a)	69,478,045	73,126,259
2.50%, 04/01/27 to 06/01/51 (a)	64,540,001	67,013,410
6.00%, 05/01/32 to 07/01/40 (a)	1,030,478	1,217,858
5.50%, 06/01/33 to 08/01/41 (a)	2,212,815	2,573,854
5.00%, 11/01/33 to 12/01/49 (a)	5,019,778	5,651,062
4.50%, 05/01/34 to 08/01/49 (a)	14,730,499	16,257,072
1.50%, 08/01/35 to 06/01/51 (a)	44,438,755	44,087,006
6.50%, 02/01/36 (a)	110,512	131,603
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ginnie Mae
3.00%, 04/20/27 to 08/20/50 (a)	63,774,256	67,080,607
2.50%, 08/20/27 to 05/20/51 (a)	61,158,197	63,398,372
3.50%, 09/20/32 to 09/20/50 (a)	64,595,597	68,845,479
5.00%, 02/20/33 to 07/20/49 (a)	6,661,584	7,562,337
5.50%, 04/15/33 to 03/20/49 (a)	1,002,747	1,161,870
4.00%, 06/15/39 to 04/20/50 (a)	30,908,512	33,376,181
4.50%, 07/15/39 to 02/20/50 (a)	13,271,436	14,569,714
6.00%, 04/20/44 (a)	205,446	247,329
2.00%, 07/20/50 to 05/20/51 (a)	56,283,493	57,326,749
1.50%, 03/20/51 to 04/20/51 (a)	796,361	785,882
Ginnie Mae TBA
2.50%, 06/21/51 (a)(d)	500,000	517,969
3.00%, 06/21/51 (a)(d)	9,000,000	9,393,154
UMBS TBA
2.00%, 06/17/36 (a)(d)	3,500,000	3,617,456
2.50%, 06/17/36 to 06/14/51 (a)(d)	29,500,000	30,632,397
1.50%, 06/14/51 (a)(d)	1,000,000	981,571
2.00%, 06/14/51 (a)(d)	24,000,000	24,256,446
3.00%, 06/14/51 (a)(d)	1,000,000	1,045,062
		1,431,154,984
Total Securitized
(Cost $1,546,927,628)		1,561,656,286
Security	Number of Shares	Value ($)
Investment Companies 2.6% of net assets

Money Market Fund 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (n)	133,246,151	133,246,151

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (n)	328,600	328,600
Total Investment Companies
(Cost $133,574,751)		133,574,751
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $25,053,778 or 0.5% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $319,302.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Guaranteed by the Republic of Germany.
(j)	Zero Coupon Bond.
(k)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(n)	The rate shown is the 7-day yield.

ACES –	Alternate Credit Enhancement Securities
CMT –	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI –	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS –	Mortgage-Backed Security
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC –	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended May 31, 2021:
	Value at 08/31/20	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 05/31/21	Face Amount at 05/31/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$155,666	$298	($153,032)	$3,446	($6,378)	$—	—	$2,987
TD Ameritrade Holding Corp., 3.75%, 04/01/24	110,929	51	(54,488)	4,616	(6,615)	54,493	50,000	2,432
TD Ameritrade Holding Corp., 3.63%, 04/01/25	168,864	(770)	(54,655)	3,138	(6,698)	109,879	100,000	3,711
TD Ameritrade Holding Corp., 2.75%, 10/01/29	111,923	(528)	—	—	(5,082)	106,313	100,000	2,063
The Charles Schwab Corp., 2.65%, 01/25/23	158,122	(2,394)	—	—	(131)	155,597	150,000	2,981
The Charles Schwab Corp., 3.55%, 02/01/24	—	108,117	—	—	50	108,167	100,000	1,164
The Charles Schwab Corp., 0.75%, 03/18/24	—	151,055	—	—	145	151,200	150,000	83
The Charles Schwab Corp., 4.20%, 03/24/25	174,274	112,077	(168,229)	2,061	(8,050)	112,133	100,000	4,918
The Charles Schwab Corp., 3.85%, 05/21/25	171,406	(1,706)	—	—	(2,783)	166,917	150,000	4,331
The Charles Schwab Corp., 0.90%, 03/11/26	—	251,877	—	—	(2,080)	249,797	250,000	788
The Charles Schwab Corp., 3.20%, 03/02/27	—	111,904	—	—	(2,053)	109,851	100,000	1,049
The Charles Schwab Corp., 3.20%, 01/25/28	171,118	(667)	(54,145)	1,865	(8,698)	109,473	100,000	3,351
The Charles Schwab Corp., 2.00%, 03/20/28	—	151,664	—	—	1,398	153,062	150,000	225
The Charles Schwab Corp., 4.00%, 02/01/29	180,172	(1,521)	(56,761)	558	(7,925)	114,523	100,000	4,094
The Charles Schwab Corp., 3.25%, 05/22/29	231,464	(1,020)	(108,797)	2,364	(14,617)	109,394	100,000	4,216
The Charles Schwab Corp., 4.63%, 03/22/30	127,599	(748)	—	—	(6,737)	120,114	100,000	3,469
The Charles Schwab Corp., 1.65%, 03/11/31	—	99,175	—	—	(3,874)	95,301	100,000	578
Total	$1,761,537	$976,864	($650,107)	$18,048	($80,128)	$2,026,214		$42,440
* Amount includes amortization of premiums and/or accretion of discounts.

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$1,371,383,165	$—	$1,371,383,165
Treasuries	—	1,959,543,076	—	1,959,543,076
Government Related[1]	—	319,130,670	—	319,130,670
Securitized[1]	—	1,561,656,286	—	1,561,656,286
Other Investment Companies[1]	133,574,751	—	—	133,574,751
Total	$133,574,751	$5,211,713,197	$—	$5,345,287,948
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Investments
Schwab Short-Term Bond Index Fund

Portfolio Holdings as of May 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.2% of net assets

Financial Institutions 11.2%
Banking 8.7%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	209,164
1.45%, 10/02/23 (a)	500,000	508,050
3.88%, 05/21/24 (a)	100,000	108,460
5.13%, 09/30/24	100,000	113,271
4.63%, 03/30/25	100,000	112,660
5.80%, 05/01/25 (a)	200,000	234,020
American Express Co.
2.50%, 08/01/22 (a)	400,000	409,796
2.65%, 12/02/22	500,000	518,205
3.40%, 02/27/23 (a)	500,000	525,705
3.70%, 08/03/23 (a)	500,000	535,125
3.40%, 02/22/24 (a)	150,000	161,519
2.50%, 07/30/24 (a)	400,000	424,620
3.00%, 10/30/24 (a)	450,000	486,693
3.63%, 12/05/24 (a)	100,000	109,748
4.20%, 11/06/25 (a)	250,000	284,367
3.13%, 05/20/26 (a)	250,000	274,158
Australia & New Zealand Banking Group Ltd.
2.63%, 11/09/22	250,000	258,750
3.70%, 11/16/25	500,000	559,950
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,284
1.13%, 09/18/25	200,000	199,282
Banco Santander S.A.
3.13%, 02/23/23	200,000	208,976
3.85%, 04/12/23	400,000	424,720
2.71%, 06/27/24	400,000	423,876
2.75%, 05/28/25	400,000	424,140
5.18%, 11/19/25	400,000	459,216
1.85%, 03/25/26	400,000	406,648
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	204,936
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	51,718
Bank of America Corp.
2.50%, 10/21/22 (a)	400,000	403,500
3.30%, 01/11/23	1,250,000	1,310,762
2.82%, 07/21/23 (a)(b)	650,000	668,089
4.10%, 07/24/23	750,000	810,600
3.00%, 12/20/23 (a)(b)	1,450,000	1,509,290
4.13%, 01/22/24	500,000	548,155
3.55%, 03/05/24 (a)(b)	650,000	685,756
4.00%, 04/01/24	550,000	604,510
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.49%, 05/19/24 (a)(b)	150,000	152,966
3.86%, 07/23/24 (a)(b)	500,000	535,345
4.20%, 08/26/24	800,000	885,056
0.81%, 10/24/24 (a)(b)	750,000	754,072
4.00%, 01/22/25	550,000	607,480
3.46%, 03/15/25 (a)(b)	650,000	699,543
3.95%, 04/21/25	650,000	718,471
0.98%, 04/22/25 (a)(b)	500,000	503,425
3.88%, 08/01/25	350,000	392,231
0.98%, 09/25/25 (a)(b)	550,000	553,509
3.09%, 10/01/25 (a)(b)	300,000	321,987
2.46%, 10/22/25 (a)(b)	750,000	790,965
3.37%, 01/23/26 (a)(b)	600,000	651,984
2.02%, 02/13/26 (a)(b)	450,000	467,437
4.45%, 03/03/26	550,000	628,001
3.50%, 04/19/26	600,000	665,340
1.32%, 06/19/26 (a)(b)	750,000	756,705
1.20%, 10/24/26 (a)(b)	750,000	749,707
1.66%, 03/11/27 (a)(b)	650,000	660,010
3.56%, 04/23/27 (a)(b)	750,000	825,937
Bank of Montreal
2.35%, 09/11/22	350,000	359,670
2.55%, 11/06/22 (a)	150,000	154,688
0.45%, 12/08/23	150,000	150,207
3.30%, 02/05/24	300,000	322,821
2.50%, 06/28/24	450,000	476,977
1.85%, 05/01/25	350,000	363,314
0.95%, 01/22/27 (a)(b)	350,000	344,897
4.34%, 10/05/28 (a)(b)	300,000	323,613
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	228,462
Barclays Bank PLC
3.75%, 05/15/24	200,000	218,658
Barclays PLC
3.68%, 01/10/23 (a)	400,000	407,908
4.34%, 05/16/24 (a)(b)	400,000	428,192
4.38%, 09/11/24	400,000	438,184
1.01%, 12/10/24 (a)(b)	500,000	502,810
3.65%, 03/16/25	425,000	462,697
3.93%, 05/07/25 (a)(b)	400,000	433,948
4.38%, 01/12/26	650,000	732,368
2.85%, 05/07/26 (a)(b)	400,000	424,100
5.20%, 05/12/26	600,000	686,682
BBVA USA
2.88%, 06/29/22 (a)	250,000	256,468
2.50%, 08/27/24 (a)	250,000	264,125
3.88%, 04/10/25 (a)	250,000	275,265
BNP Paribas S.A.
3.25%, 03/03/23	500,000	526,810
4.25%, 10/15/24	200,000	222,858

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
BPCE S.A.
4.00%, 04/15/24	250,000	274,243
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	256,158
0.95%, 06/23/23	500,000	505,590
2.61%, 07/22/23 (a)(b)	150,000	153,857
3.50%, 09/13/23	150,000	160,866
0.50%, 12/14/23	250,000	249,958
3.10%, 04/02/24	150,000	160,626
2.25%, 01/28/25	150,000	157,512
0.95%, 10/23/25	250,000	250,593
Capital One Bank USA NA
3.38%, 02/15/23	250,000	262,613
Capital One Financial Corp.
3.20%, 01/30/23 (a)	150,000	156,840
2.60%, 05/11/23 (a)	150,000	156,188
3.50%, 06/15/23	500,000	531,315
3.90%, 01/29/24 (a)	150,000	162,638
3.75%, 04/24/24 (a)	100,000	108,919
3.30%, 10/30/24 (a)	700,000	758,163
3.20%, 02/05/25 (a)	350,000	378,059
4.25%, 04/30/25 (a)	300,000	336,441
4.20%, 10/29/25 (a)	500,000	562,630
Capital One NA
2.15%, 09/06/22 (a)	250,000	255,528
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	264,213
Citibank NA
3.65%, 01/23/24 (a)	500,000	542,170
Citigroup, Inc.
4.05%, 07/30/22	300,000	312,939
2.70%, 10/27/22 (a)	600,000	619,218
3.50%, 05/15/23	400,000	423,780
2.88%, 07/24/23 (a)(b)	600,000	617,226
3.88%, 10/25/23	400,000	434,168
1.68%, 05/15/24 (a)(b)	250,000	256,303
4.04%, 06/01/24 (a)(b)	350,000	374,829
3.75%, 06/16/24	100,000	109,465
4.00%, 08/05/24	300,000	329,010
0.78%, 10/30/24 (a)(b)	500,000	502,635
3.88%, 03/26/25	200,000	220,822
3.35%, 04/24/25 (a)(b)	900,000	967,509
3.30%, 04/27/25	500,000	546,410
0.98%, 05/01/25 (a)(b)	500,000	503,240
4.40%, 06/10/25	700,000	786,499
5.50%, 09/13/25	400,000	470,956
3.70%, 01/12/26	500,000	555,805
4.60%, 03/09/26	350,000	401,282
3.11%, 04/08/26 (a)(b)	750,000	806,250
3.40%, 05/01/26	500,000	550,335
1.12%, 01/28/27 (a)(b)	750,000	742,282
Citizens Bank NA
3.70%, 03/29/23 (a)	250,000	264,323
2.25%, 04/28/25 (a)	250,000	261,758
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	224,630
Comerica Bank
2.50%, 07/23/24	250,000	264,873
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	213,710
Cooperatieve Rabobank UA
3.95%, 11/09/22	250,000	262,658
2.75%, 01/10/23	500,000	520,300
4.63%, 12/01/23	750,000	821,940
3.38%, 05/21/25	250,000	274,305
4.38%, 08/04/25	250,000	279,517
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse AG
1.00%, 05/05/23	550,000	556,363
0.50%, 02/02/24	500,000	499,195
3.63%, 09/09/24	900,000	984,150
2.95%, 04/09/25	300,000	322,608
Credit Suisse Group AG
3.80%, 06/09/23	500,000	531,380
3.75%, 03/26/25	500,000	543,960
4.55%, 04/17/26	600,000	680,250
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	521,560
Deutsche Bank AG
3.30%, 11/16/22	200,000	207,678
3.95%, 02/27/23	500,000	527,425
0.90%, 05/28/24	300,000	300,396
3.70%, 05/30/24	300,000	323,896
2.22%, 09/18/24 (a)(b)	450,000	462,712
1.45%, 04/01/25 (a)(b)	200,000	201,822
3.96%, 11/26/25 (a)(b)	600,000	652,446
4.10%, 01/13/26	200,000	220,680
1.69%, 03/19/26	200,000	202,196
2.13%, 11/24/26 (a)(b)	500,000	509,045
Discover Bank
4.20%, 08/08/23	250,000	270,240
2.45%, 09/12/24 (a)	250,000	263,060
4.68%, 08/09/28 (a)(b)	250,000	266,518
Discover Financial Services
3.95%, 11/06/24 (a)	250,000	274,550
3.75%, 03/04/25 (a)	200,000	219,034
4.50%, 01/30/26 (a)	250,000	283,912
Fifth Third Bancorp
1.63%, 05/05/23 (a)	100,000	102,288
4.30%, 01/16/24 (a)	250,000	272,950
3.65%, 01/25/24 (a)	400,000	430,944
2.38%, 01/28/25 (a)	350,000	368,424
Fifth Third Bank
1.80%, 01/30/23 (a)	250,000	256,065
3.95%, 07/28/25 (a)	250,000	281,555
3.85%, 03/15/26 (a)	200,000	222,856
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	51,012
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	211,224
4.00%, 05/26/25 (a)	100,000	110,845
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	255,868
FNB Corp/PA
2.20%, 02/24/23 (a)	50,000	50,968
HSBC Holdings PLC
3.60%, 05/25/23	400,000	425,728
3.03%, 11/22/23 (a)(b)	350,000	363,814
4.25%, 03/14/24	650,000	710,300
3.95%, 05/18/24 (a)(b)	600,000	640,518
3.80%, 03/11/25 (a)(b)	600,000	649,212
0.98%, 05/24/25 (a)(b)	200,000	200,968
4.25%, 08/18/25	350,000	390,334
2.63%, 11/07/25 (a)(b)	800,000	845,024
4.30%, 03/08/26	800,000	908,400
1.65%, 04/18/26 (a)(b)	625,000	636,137
3.90%, 05/25/26	800,000	894,288
2.10%, 06/04/26 (a)(b)	350,000	361,336
4.29%, 09/12/26 (a)(b)	600,000	670,908
1.59%, 05/24/27 (a)(b)	600,000	603,306
HSBC USA, Inc.
3.50%, 06/23/24	100,000	108,727

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntington Bancshares, Inc.
2.63%, 08/06/24 (a)	350,000	370,601
ING Groep N.V.
4.10%, 10/02/23	200,000	216,710
3.55%, 04/09/24	450,000	486,706
1.73%, 04/01/27 (a)(b)	400,000	405,480
JPMorgan Chase & Co.
3.25%, 09/23/22	850,000	883,753
2.97%, 01/15/23 (a)	500,000	508,465
3.20%, 01/25/23	550,000	576,944
3.38%, 05/01/23	600,000	634,338
2.70%, 05/18/23 (a)	500,000	521,780
3.88%, 02/01/24	250,000	272,693
0.70%, 03/16/24 (a)(b)	500,000	502,205
3.56%, 04/23/24 (a)(b)	450,000	476,208
3.63%, 05/13/24	450,000	491,463
1.51%, 06/01/24 (a)(b)	400,000	408,520
3.80%, 07/23/24 (a)(b)	650,000	695,233
3.88%, 09/10/24	800,000	877,320
0.65%, 09/16/24 (a)(b)	400,000	401,456
4.02%, 12/05/24 (a)(b)	800,000	867,432
3.13%, 01/23/25 (a)	550,000	593,697
0.56%, 02/16/25 (a)(b)	250,000	249,603
3.22%, 03/01/25 (a)(b)	550,000	587,559
0.00%, 06/01/25 (a)(b)(c)(d)	550,000	551,215
3.90%, 07/15/25 (a)	600,000	667,770
7.75%, 07/15/25	100,000	126,307
2.30%, 10/15/25 (a)(b)	750,000	785,985
2.01%, 03/13/26 (a)(b)	550,000	570,790
3.30%, 04/01/26 (a)	700,000	769,328
2.08%, 04/22/26 (a)(b)	850,000	883,405
1.05%, 11/19/26 (a)(b)	850,000	843,293
3.96%, 01/29/27 (a)(b)	500,000	559,855
1.04%, 02/04/27 (a)(b)	500,000	494,320
1.58%, 04/22/27 (a)(b)	800,000	807,568
KeyBank NA
2.30%, 09/14/22	250,000	256,545
3.38%, 03/07/23	250,000	263,658
1.25%, 03/10/23	250,000	254,400
0.42%, 01/03/24 (a)(b)	250,000	250,300
KeyCorp
4.15%, 10/29/25	250,000	283,195
Lloyds Bank PLC
2.25%, 08/14/22	200,000	204,812
Lloyds Banking Group PLC
1.33%, 06/15/23 (a)(b)	400,000	403,788
4.05%, 08/16/23	400,000	431,064
2.91%, 11/07/23 (a)(b)	500,000	517,385
3.90%, 03/12/24	200,000	218,264
4.50%, 11/04/24	200,000	222,718
4.45%, 05/08/25	450,000	507,730
3.87%, 07/09/25 (a)(b)	500,000	545,120
4.58%, 12/10/25	450,000	507,874
2.44%, 02/05/26 (a)(b)	400,000	419,244
4.65%, 03/24/26	400,000	454,308
1.63%, 05/11/27 (a)(b)	250,000	251,503
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	266,843
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	268,378
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22	750,000	770,062
2.67%, 07/25/22	500,000	513,660
3.46%, 03/02/23	150,000	158,157
3.76%, 07/26/23	450,000	482,085
3.41%, 03/07/24	650,000	699,822
2.80%, 07/18/24	200,000	213,132
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.85%, 09/15/24 (a)(b)	800,000	804,904
2.19%, 02/25/25	550,000	575,333
3.78%, 03/02/25	250,000	275,810
1.41%, 07/17/25	400,000	405,772
3.85%, 03/01/26	650,000	730,717
Mizuho Financial Group, Inc.
2.60%, 09/11/22	200,000	205,912
3.55%, 03/05/23	300,000	317,016
2.72%, 07/16/23 (a)(b)	200,000	205,414
1.24%, 07/10/24 (a)(b)	250,000	253,648
0.85%, 09/08/24 (a)(b)	375,000	377,115
3.92%, 09/11/24 (a)(b)	200,000	214,858
2.84%, 07/16/25 (a)(b)	200,000	212,118
2.56%, 09/13/25 (a)(b)	200,000	210,440
2.23%, 05/25/26 (a)(b)	250,000	259,370
1.23%, 05/22/27 (a)(b)	400,000	395,048
Morgan Stanley
4.88%, 11/01/22	400,000	424,852
3.13%, 01/23/23	500,000	523,075
3.75%, 02/25/23	850,000	900,039
4.10%, 05/22/23	500,000	535,315
0.56%, 11/10/23 (a)(b)	400,000	400,852
0.53%, 01/25/24 (a)(b)	750,000	750,547
0.73%, 04/05/24 (a)(b)	500,000	502,090
3.74%, 04/24/24 (a)(b)	700,000	743,505
3.88%, 04/29/24	750,000	819,510
3.70%, 10/23/24	650,000	714,369
2.72%, 07/22/25 (a)(b)	500,000	530,500
4.00%, 07/23/25	750,000	839,775
0.86%, 10/21/25 (a)(b)	500,000	501,960
5.00%, 11/24/25	600,000	696,444
3.88%, 01/27/26	750,000	841,155
2.19%, 04/28/26 (a)(b)	750,000	784,567
0.99%, 12/10/26 (a)(b)	750,000	742,222
1.59%, 05/04/27 (a)(b)	900,000	908,514
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100,000	103,424
National Australia Bank Ltd.
1.88%, 12/13/22	500,000	512,180
2.88%, 04/12/23	300,000	314,376
3.63%, 06/20/23	250,000	266,908
National Bank of Canada
2.10%, 02/01/23	250,000	257,185
0.90%, 08/15/23 (a)(b)	250,000	251,663
Natwest Group PLC
6.13%, 12/15/22	400,000	432,400
3.88%, 09/12/23	800,000	858,992
6.00%, 12/19/23	400,000	450,916
2.36%, 05/22/24 (a)(b)	200,000	206,564
5.13%, 05/28/24	600,000	670,920
4.52%, 06/25/24 (a)(b)	200,000	215,656
4.27%, 03/22/25 (a)(b)	600,000	654,822
4.80%, 04/05/26	200,000	230,316
3.75%, 11/01/29 (a)(b)	200,000	213,788
Northern Trust Corp.
3.95%, 10/30/25	200,000	227,210
People’s United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	103,991
PNC Bank NA
2.45%, 07/28/22 (a)	250,000	256,030
2.70%, 11/01/22 (a)	250,000	258,183
2.95%, 01/30/23 (a)	250,000	260,343
3.50%, 06/08/23 (a)	250,000	265,478
3.80%, 07/25/23 (a)	250,000	267,593
2.95%, 02/23/25 (a)	250,000	269,243
3.25%, 06/01/25 (a)	250,000	273,063

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Regions Financial Corp.
3.80%, 08/14/23 (a)	150,000	160,551
2.25%, 05/18/25 (a)	200,000	209,550
Royal Bank of Canada
1.95%, 01/17/23	200,000	205,652
1.60%, 04/17/23	300,000	307,590
3.70%, 10/05/23	325,000	350,470
0.50%, 10/26/23	750,000	752,587
0.43%, 01/19/24	250,000	250,048
2.55%, 07/16/24	250,000	265,193
2.25%, 11/01/24	200,000	210,764
1.15%, 06/10/25	300,000	302,331
0.88%, 01/20/26	500,000	495,660
4.65%, 01/27/26	500,000	576,535
1.20%, 04/27/26	200,000	200,388
Santander Holdings USA, Inc.
3.40%, 01/18/23 (a)	100,000	104,270
3.50%, 06/07/24 (a)	100,000	107,453
3.45%, 06/02/25 (a)	300,000	323,511
4.50%, 07/17/25 (a)	500,000	558,650
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	203,744
3.37%, 01/05/24 (a)(b)	250,000	261,233
4.80%, 11/15/24 (a)(b)	200,000	219,978
1.09%, 03/15/25 (a)(b)	200,000	201,408
1.53%, 08/21/26 (a)(b)	400,000	402,400
Santander UK PLC
2.10%, 01/13/23	400,000	411,376
4.00%, 03/13/24	200,000	219,112
2.88%, 06/18/24	200,000	213,228
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	102,317
State Street Corp.
3.10%, 05/15/23	250,000	263,930
3.70%, 11/20/23	350,000	380,103
3.78%, 12/03/24 (a)(b)	100,000	108,316
3.30%, 12/16/24	200,000	219,504
3.55%, 08/18/25	400,000	445,956
2.35%, 11/01/25 (a)(b)	450,000	476,244
2.90%, 03/30/26 (a)(b)	150,000	161,049
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	500,000	522,245
3.95%, 07/19/23	250,000	268,920
3.95%, 01/10/24	250,000	271,520
3.40%, 07/11/24	250,000	270,740
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	450,000	462,771
2.78%, 10/18/22	150,000	155,184
3.10%, 01/17/23	250,000	261,375
3.75%, 07/19/23	200,000	214,342
3.94%, 10/16/23	400,000	433,280
0.51%, 01/12/24	200,000	200,174
2.70%, 07/16/24	400,000	424,112
2.45%, 09/27/24	200,000	210,972
2.35%, 01/15/25	400,000	419,836
1.47%, 07/08/25	700,000	710,878
0.95%, 01/12/26	250,000	247,348
3.78%, 03/09/26	200,000	223,296
SVB Financial Group
3.50%, 01/29/25	100,000	108,655
Svenska Handelsbanken AB
3.90%, 11/20/23	500,000	544,070
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	256,303
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Synchrony Financial
2.85%, 07/25/22 (a)	600,000	614,604
4.38%, 03/19/24 (a)	75,000	82,212
4.25%, 08/15/24 (a)	150,000	164,505
4.50%, 07/23/25 (a)	250,000	280,507
The Bank of New York Mellon Corp.
1.95%, 08/23/22	200,000	204,354
1.85%, 01/27/23 (a)	100,000	102,667
2.95%, 01/29/23 (a)	150,000	156,488
3.50%, 04/28/23	150,000	159,698
3.45%, 08/11/23	250,000	267,585
2.20%, 08/16/23 (a)	350,000	363,699
0.35%, 12/07/23 (a)	250,000	250,245
3.65%, 02/04/24 (a)	150,000	162,563
3.25%, 09/11/24 (a)	100,000	108,854
2.10%, 10/24/24	400,000	421,392
3.00%, 02/24/25 (a)	200,000	216,774
1.60%, 04/24/25 (a)	200,000	206,276
3.95%, 11/18/25 (a)	250,000	282,197
0.75%, 01/28/26 (a)	500,000	496,890
The Bank of Nova Scotia
2.38%, 01/18/23	150,000	155,234
1.95%, 02/01/23	300,000	308,469
1.63%, 05/01/23	300,000	307,722
0.80%, 06/15/23	200,000	201,962
0.55%, 09/15/23	650,000	653,029
3.40%, 02/11/24	250,000	269,388
0.70%, 04/15/24	300,000	301,431
2.20%, 02/03/25	200,000	209,918
1.30%, 06/11/25	200,000	202,786
4.50%, 12/16/25	250,000	285,150
1.05%, 03/02/26	400,000	397,812
The Goldman Sachs Group, Inc.
3.63%, 01/22/23	750,000	790,515
0.48%, 01/27/23 (a)	500,000	500,495
3.20%, 02/23/23 (a)	250,000	261,810
2.91%, 06/05/23 (a)(b)	800,000	820,536
2.91%, 07/24/23 (a)(b)	600,000	617,106
0.63%, 11/17/23 (a)(b)	750,000	751,695
3.63%, 02/20/24 (a)	350,000	378,196
4.00%, 03/03/24	850,000	929,679
0.67%, 03/08/24 (a)(b)	450,000	451,426
3.85%, 07/08/24 (a)	700,000	761,985
3.50%, 01/23/25 (a)	625,000	678,981
3.50%, 04/01/25 (a)	850,000	927,401
3.75%, 05/22/25 (a)	500,000	550,715
3.27%, 09/29/25 (a)(b)	550,000	593,158
4.25%, 10/21/25	500,000	562,565
0.86%, 02/12/26 (a)(b)	250,000	249,240
3.75%, 02/25/26 (a)	500,000	556,145
1.09%, 12/09/26 (a)(b)	550,000	544,945
1.43%, 03/09/27 (a)(b)	750,000	751,365
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	256,200
3.55%, 10/06/23 (a)	250,000	267,805
The PNC Financial Services Group, Inc.
2.85%, 11/09/22	250,000	259,475
3.50%, 01/23/24 (a)	200,000	215,674
3.90%, 04/29/24 (a)	100,000	109,349
2.20%, 11/01/24 (a)	200,000	211,632
The Toronto-Dominion Bank
1.90%, 12/01/22	250,000	256,413
0.25%, 01/06/23	250,000	250,100
0.75%, 06/12/23	850,000	857,973
3.50%, 07/19/23	400,000	427,632
0.45%, 09/11/23	400,000	401,208
3.25%, 03/11/24	150,000	161,631

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.65%, 06/12/24	300,000	319,575
1.15%, 06/12/25	250,000	252,745
0.75%, 09/11/25	400,000	397,100
0.75%, 01/06/26	250,000	248,030
Truist Bank
2.63%, 01/15/22 (a)	200,000	202,660
1.25%, 03/09/23 (a)	400,000	407,072
2.75%, 05/01/23 (a)	200,000	209,224
3.20%, 04/01/24 (a)	200,000	215,184
3.69%, 08/02/24 (a)(b)	100,000	107,012
2.15%, 12/06/24 (a)	250,000	262,645
1.50%, 03/10/25 (a)	500,000	512,710
3.63%, 09/16/25 (a)	300,000	331,632
2.64%, 09/17/29 (a)(b)	250,000	262,788
Truist Financial Corp.
3.05%, 06/20/22 (a)	400,000	411,076
2.20%, 03/16/23 (a)	350,000	361,616
3.75%, 12/06/23 (a)	450,000	486,531
2.50%, 08/01/24 (a)	200,000	211,682
2.85%, 10/26/24 (a)	150,000	161,667
4.00%, 05/01/25 (a)	500,000	557,820
1.20%, 08/05/25 (a)	250,000	253,335
1.27%, 03/02/27 (a)(b)	400,000	399,712
US Bancorp
2.95%, 07/15/22 (a)	350,000	359,968
3.70%, 01/30/24 (a)	400,000	433,892
3.38%, 02/05/24 (a)	250,000	269,110
2.40%, 07/30/24 (a)	350,000	370,265
3.60%, 09/11/24 (a)	300,000	328,965
1.45%, 05/12/25 (a)	400,000	410,016
3.95%, 11/17/25 (a)	250,000	282,712
3.10%, 04/27/26 (a)	300,000	327,966
US Bank NA
2.80%, 01/27/25 (a)	250,000	269,335
US Bank NA/Cincinnati OH
1.95%, 01/09/23 (a)	250,000	256,615
3.40%, 07/24/23 (a)	500,000	532,380
2.05%, 01/21/25 (a)	250,000	261,893
Wells Fargo & Co.
2.63%, 07/22/22	600,000	616,320
3.07%, 01/24/23 (a)	250,000	254,513
3.45%, 02/13/23	500,000	526,205
4.13%, 08/15/23	400,000	432,184
4.48%, 01/16/24	100,000	110,207
3.75%, 01/24/24 (a)	750,000	811,830
1.65%, 06/02/24 (a)(b)	600,000	614,790
3.30%, 09/09/24	800,000	868,296
3.00%, 02/19/25	850,000	915,110
3.55%, 09/29/25	750,000	828,930
2.41%, 10/30/25 (a)(b)	700,000	736,981
2.16%, 02/11/26 (a)(b)	650,000	678,288
3.00%, 04/22/26	750,000	812,947
2.19%, 04/30/26 (a)(b)	950,000	992,085
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	550,000	588,401
Westpac Banking Corp.
2.50%, 06/28/22	200,000	205,064
2.75%, 01/11/23	500,000	520,360
2.00%, 01/13/23	150,000	154,311
3.65%, 05/15/23	500,000	533,030
3.30%, 02/26/24	150,000	161,801
2.35%, 02/19/25	200,000	211,064
2.85%, 05/13/26	400,000	432,832
1.15%, 06/03/26 (c)	250,000	250,120
2.89%, 02/04/30 (a)(b)	400,000	415,452
		193,405,480
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	109,447
3.50%, 08/01/25	200,000	218,350
Ameriprise Financial, Inc.
4.00%, 10/15/23	150,000	162,710
3.70%, 10/15/24	250,000	274,962
3.00%, 04/02/25 (a)	200,000	215,178
BGC Partners, Inc.
5.38%, 07/24/23	250,000	271,000
3.75%, 10/01/24 (a)	100,000	106,062
BlackRock, Inc.
3.38%, 06/01/22	250,000	257,912
3.50%, 03/18/24	250,000	272,372
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	109,618
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	326,061
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	431,560
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	308,940
Eaton Vance Corp.
3.63%, 06/15/23	100,000	106,369
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	107,238
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	100,000	102,466
0.70%, 06/15/23	300,000	302,142
3.45%, 09/21/23 (a)	200,000	213,240
4.00%, 10/15/23	100,000	108,294
3.75%, 12/01/25 (a)	500,000	556,840
Invesco Finance PLC
3.13%, 11/30/22	100,000	104,123
4.00%, 01/30/24	100,000	108,961
3.75%, 01/15/26	150,000	166,848
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	107,822
Jefferies Group LLC
5.13%, 01/20/23	100,000	107,364
Lazard Group LLC
3.75%, 02/13/25	100,000	109,511
Legg Mason, Inc.
4.75%, 03/15/26	150,000	174,537
Nasdaq, Inc.
0.45%, 12/21/22 (a)	250,000	250,125
4.25%, 06/01/24 (a)	50,000	54,995
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	420,448
1.85%, 07/16/25	400,000	407,536
Stifel Financial Corp.
4.25%, 07/18/24	200,000	221,124
TD Ameritrade Holding Corp.
3.63%, 04/01/25 (a)(e)	100,000	109,879
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(e)	75,000	77,798
3.55%, 02/01/24 (a)(e)	100,000	108,167
0.75%, 03/18/24 (a)(e)	250,000	252,000
3.00%, 03/10/25 (a)(e)	50,000	53,823
4.20%, 03/24/25 (a)(e)	100,000	112,133
3.85%, 05/21/25 (a)(e)	150,000	166,917
0.90%, 03/11/26 (a)(e)	250,000	249,798
		7,924,670

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Companies 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	350,000	363,555
4.13%, 07/03/23 (a)	200,000	212,238
4.50%, 09/15/23 (a)	250,000	268,590
4.88%, 01/16/24 (a)	300,000	327,555
3.15%, 02/15/24 (a)	300,000	314,391
2.88%, 08/14/24 (a)	150,000	156,512
3.50%, 01/15/25 (a)	300,000	317,133
6.50%, 07/15/25 (a)	350,000	409,234
4.45%, 10/01/25 (a)	150,000	164,818
1.75%, 01/30/26 (a)	250,000	246,295
Air Lease Corp.
2.63%, 07/01/22 (a)	155,000	158,336
2.25%, 01/15/23	100,000	102,762
2.75%, 01/15/23 (a)	350,000	361,861
3.88%, 07/03/23 (a)	150,000	159,479
3.00%, 09/15/23 (a)	100,000	104,828
4.25%, 02/01/24 (a)	300,000	325,659
0.70%, 02/15/24 (a)	250,000	249,047
4.25%, 09/15/24 (a)	100,000	109,443
2.30%, 02/01/25 (a)	200,000	206,734
3.25%, 03/01/25 (a)	200,000	212,432
3.38%, 07/01/25 (a)	125,000	134,301
2.88%, 01/15/26 (a)	400,000	419,168
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	160,847
4.13%, 05/01/24 (a)	300,000	320,064
Ares Capital Corp.
3.50%, 02/10/23 (a)	75,000	78,071
4.20%, 06/10/24 (a)	400,000	431,268
4.25%, 03/01/25 (a)	100,000	108,757
3.25%, 07/15/25 (a)	300,000	316,197
3.88%, 01/15/26 (a)	250,000	268,282
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	107,599
4.13%, 02/01/25 (a)	50,000	53,035
3.40%, 01/15/26 (a)	250,000	258,395
GATX Corp.
4.35%, 02/15/24 (a)	100,000	109,481
GE Capital Funding LLC
3.45%, 05/15/25 (a)	400,000	436,264
GE Capital International Funding Co.
3.37%, 11/15/25	500,000	547,220
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	53,853
2.88%, 01/15/26 (a)	300,000	312,606
International Lease Finance Corp.
5.88%, 08/15/22	240,000	255,084
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,803
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	52,183
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	250,000	275,330
4.00%, 03/30/25 (a)	50,000	53,564
3.75%, 07/22/25 (a)	250,000	266,235
Prospect Capital Corp.
3.71%, 01/22/26 (a)	150,000	152,610
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	100,000	106,260
		10,102,379
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Financial Other 0.1%
Blackstone Secured Lending Fund
3.65%, 07/14/23 (f)	200,000	209,346
3.63%, 01/15/26 (a)(f)	200,000	212,320
CME Group, Inc.
3.00%, 09/15/22	250,000	258,922
ORIX Corp.
2.90%, 07/18/22	280,000	287,762
4.05%, 01/16/24	150,000	163,152
		1,131,502
Insurance 0.9%
Aetna, Inc.
2.75%, 11/15/22 (a)	350,000	360,146
2.80%, 06/15/23 (a)	300,000	313,218
3.50%, 11/15/24 (a)	300,000	326,358
Aflac, Inc.
3.63%, 11/15/24	250,000	274,897
1.13%, 03/15/26 (a)	100,000	100,290
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	163,554
American International Group, Inc.
4.88%, 06/01/22	200,000	208,988
4.13%, 02/15/24	400,000	437,612
2.50%, 06/30/25 (a)	250,000	264,992
3.75%, 07/10/25 (a)	500,000	551,940
3.90%, 04/01/26 (a)	500,000	558,635
Anthem, Inc.
3.30%, 01/15/23	200,000	209,498
3.50%, 08/15/24 (a)	350,000	379,442
3.35%, 12/01/24 (a)	200,000	217,286
2.38%, 01/15/25 (a)	300,000	315,657
1.50%, 03/15/26 (a)	200,000	202,972
Aon Corp.
2.20%, 11/15/22	200,000	205,500
Aon PLC
4.00%, 11/27/23 (a)	100,000	107,817
3.50%, 06/14/24 (a)	250,000	270,130
3.88%, 12/15/25 (a)	200,000	222,972
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	109,316
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	107,858
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	300,000	336,747
Berkshire Hathaway, Inc.
3.00%, 02/11/23	100,000	104,736
2.75%, 03/15/23 (a)	350,000	364,224
3.13%, 03/15/26 (a)	700,000	768,691
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	300,000	330,237
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	100,000	103,425
2.70%, 03/13/23	150,000	156,722
3.35%, 05/15/24	100,000	108,459
3.15%, 03/15/25	450,000	490,063
3.35%, 05/03/26 (a)	400,000	440,688
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	108,939
4.50%, 03/01/26 (a)	150,000	170,985
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	227,620
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	65,000	69,014

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fidelity National Financial, Inc.
5.50%, 09/01/22	100,000	106,106
Globe Life, Inc.
3.80%, 09/15/22	100,000	104,220
Humana, Inc.
3.15%, 12/01/22 (a)	200,000	206,890
2.90%, 12/15/22 (a)	50,000	51,769
3.85%, 10/01/24 (a)	100,000	109,169
4.50%, 04/01/25 (a)	250,000	281,715
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	109,870
Lincoln National Corp.
4.00%, 09/01/23	150,000	161,826
Loews Corp.
2.63%, 05/15/23 (a)	150,000	155,850
Manulife Financial Corp.
4.15%, 03/04/26	250,000	283,367
Markel Corp.
4.90%, 07/01/22	100,000	104,679
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	100,000	104,898
3.88%, 03/15/24 (a)	250,000	272,935
3.50%, 06/03/24 (a)	100,000	108,222
3.50%, 03/10/25 (a)	150,000	163,820
3.75%, 03/14/26 (a)	200,000	223,094
MetLife, Inc.
3.05%, 12/15/22	150,000	156,171
4.37%, 09/15/23	300,000	326,742
3.60%, 04/10/24	150,000	163,317
3.60%, 11/13/25 (a)	250,000	277,500
Old Republic International Corp.
4.88%, 10/01/24 (a)	300,000	336,726
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	103,808
3.13%, 05/15/23	200,000	210,482
Prudential Financial, Inc.
3.50%, 05/15/24	250,000	272,700
1.50%, 03/10/26 (a)	100,000	102,147
5.88%, 09/15/42 (a)(b)	250,000	264,832
5.63%, 06/15/43 (a)(b)	350,000	379,099
5.20%, 03/15/44 (a)(b)	200,000	215,286
5.38%, 05/15/45 (a)(b)	200,000	221,310
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	109,190
The Allstate Corp.
3.15%, 06/15/23	250,000	264,335
0.75%, 12/15/25 (a)	150,000	149,348
5.75%, 08/15/53 (a)(b)	175,000	188,713
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	150,000	170,355
UnitedHealth Group, Inc.
3.35%, 07/15/22	300,000	310,530
2.38%, 10/15/22	250,000	257,413
2.75%, 02/15/23 (a)	250,000	259,157
2.88%, 03/15/23	300,000	314,118
3.50%, 06/15/23	100,000	106,592
3.50%, 02/15/24	297,000	321,589
2.38%, 08/15/24	100,000	105,882
3.75%, 07/15/25	500,000	558,095
3.70%, 12/15/25	200,000	224,162
1.25%, 01/15/26	250,000	253,255
3.10%, 03/15/26	400,000	438,072
Unum Group
4.00%, 03/15/24	70,000	75,921
4.50%, 03/15/25 (a)	150,000	168,348
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Voya Financial, Inc.
3.13%, 07/15/24 (a)	100,000	107,150
5.65%, 05/15/53 (a)(b)	300,000	319,728
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	108,235
XLIT Ltd.
4.45%, 03/31/25	100,000	112,878
		20,191,244
REITs 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	200,000	218,960
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	105,181
4.13%, 07/01/24 (a)	150,000	164,163
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	102,876
3.50%, 11/15/24 (a)	100,000	108,819
3.45%, 06/01/25 (a)	200,000	219,140
3.50%, 11/15/25 (a)	200,000	220,242
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	262,090
3.13%, 09/01/23 (a)	200,000	210,152
3.80%, 02/01/24 (a)	150,000	161,426
3.20%, 01/15/25 (a)	200,000	214,826
3.65%, 02/01/26 (a)	300,000	331,752
Brixmor Operating Partnership LP
3.25%, 09/15/23 (a)	100,000	105,518
3.65%, 06/15/24 (a)	100,000	108,132
3.85%, 02/01/25 (a)	100,000	108,998
Corporate Office Properties LP
2.25%, 03/15/26 (a)	100,000	103,000
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	300,000	318,393
Digital Realty Trust LP
4.75%, 10/01/25 (a)	200,000	228,762
ERP Operating LP
3.00%, 04/15/23 (a)	150,000	156,689
Essex Portfolio LP
3.25%, 05/01/23 (a)	100,000	104,667
3.88%, 05/01/24 (a)	100,000	108,346
3.50%, 04/01/25 (a)	150,000	163,019
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	80,892
1.25%, 02/15/26 (a)	200,000	200,376
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	108,097
4.00%, 06/01/25 (a)	200,000	221,746
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	150,000	158,559
3.88%, 04/01/24 (a)	100,000	106,949
4.00%, 06/15/25 (a)	100,000	108,405
4.50%, 02/01/26 (a)	100,000	110,422
Kilroy Realty LP
3.80%, 01/15/23 (a)	200,000	208,820
3.45%, 12/15/24 (a)	100,000	107,429
Kimco Realty Corp.
3.40%, 11/01/22 (a)	175,000	181,682
2.70%, 03/01/24 (a)	200,000	210,376
3.30%, 02/01/25 (a)	200,000	216,868
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	107,758
3.75%, 06/15/24 (a)	100,000	108,693
4.00%, 11/15/25 (a)	250,000	279,107

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	108,642
4.00%, 11/15/25 (a)	200,000	222,430
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	180,072
4.25%, 05/15/24 (a)	100,000	106,834
4.50%, 02/01/25 (a)	250,000	270,447
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	200,000	214,314
4.50%, 01/15/25 (a)	100,000	109,391
5.25%, 01/15/26 (a)	250,000	286,415
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	104,192
4.45%, 03/15/24 (a)	300,000	324,777
Public Storage
2.37%, 09/15/22 (a)	100,000	102,560
0.88%, 02/15/26 (a)	150,000	149,523
Realty Income Corp.
4.65%, 08/01/23 (a)	350,000	378,007
3.88%, 04/15/25 (a)	250,000	276,602
Sabra Health Care LP
4.80%, 06/01/24 (a)	100,000	109,716
Simon Property Group LP
2.75%, 02/01/23 (a)	100,000	103,560
2.75%, 06/01/23 (a)	250,000	260,327
3.75%, 02/01/24 (a)	100,000	107,766
2.00%, 09/13/24 (a)	300,000	312,735
3.38%, 10/01/24 (a)	300,000	323,598
3.50%, 09/01/25 (a)	550,000	604,015
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	52,685
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	400,000	413,024
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	156,750
3.50%, 04/15/24 (a)	100,000	107,600
3.75%, 05/01/24 (a)	100,000	107,988
2.65%, 01/15/25 (a)	100,000	105,483
3.50%, 02/01/25 (a)	100,000	108,510
4.13%, 01/15/26 (a)	200,000	224,808
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	100,000	109,587
4.63%, 11/01/25 (a)	250,000	284,680
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	106,703
2.15%, 06/01/26 (a)	100,000	101,054
Welltower, Inc.
4.50%, 01/15/24 (a)	300,000	326,985
3.63%, 03/15/24 (a)	250,000	269,765
4.00%, 06/01/25 (a)	300,000	332,712
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	273,315
		14,078,902
		246,834,177

Industrial 13.7%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	82,227
3.35%, 07/31/24 (a)	100,000	108,290
1.50%, 10/15/25 (a)	200,000	205,276
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	110,143
Security Rate, Maturity Date	Face Amount ($)	Value ($)
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	216,178
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	107,669
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	217,286
DuPont de Nemours, Inc.
4.21%, 11/15/23 (a)	650,000	707,161
4.49%, 11/15/25 (a)	500,000	570,670
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	219,134
Ecolab, Inc.
2.38%, 08/10/22 (a)	100,000	102,331
3.25%, 01/14/23 (a)	100,000	104,262
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	102,995
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	222,310
FMC Corp.
4.10%, 02/01/24 (a)	100,000	107,808
Huntsman International LLC
5.13%, 11/15/22 (a)	200,000	210,388
Kinross Gold Corp.
5.95%, 03/15/24 (a)	350,000	393,753
Linde, Inc.
2.20%, 08/15/22 (a)	100,000	101,963
2.70%, 02/21/23 (a)	100,000	103,514
2.65%, 02/05/25 (a)	200,000	212,994
3.20%, 01/30/26 (a)	100,000	110,046
LYB International Finance BV
4.00%, 07/15/23	450,000	482,346
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	250,978
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	282,250
Newmont Corp.
3.70%, 03/15/23 (a)	27,000	28,314
Nucor Corp.
4.13%, 09/15/22 (a)	50,000	51,976
4.00%, 08/01/23 (a)	100,000	106,867
2.00%, 06/01/25 (a)	200,000	208,280
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	205,902
1.90%, 05/13/23	200,000	205,480
3.50%, 06/01/23 (a)	250,000	262,925
3.38%, 03/15/25 (a)	300,000	325,263
3.00%, 04/01/25 (a)	100,000	106,970
Packaging Corp. of America
4.50%, 11/01/23 (a)	300,000	325,485
3.65%, 09/15/24 (a)	100,000	108,688
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	104,549
2.40%, 08/15/24 (a)	100,000	105,312
1.20%, 03/15/26 (a)	200,000	199,680
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	100,273
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	250,000	277,992
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,485
Southern Copper Corp.
3.88%, 04/23/25	250,000	273,720

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	159,347
2.40%, 06/15/25 (a)	100,000	104,979
The Dow Chemical Co.
3.50%, 10/01/24 (a)	300,000	327,309
3.63%, 05/15/26 (a)	200,000	221,694
The Mosaic Co.
3.25%, 11/15/22 (a)	250,000	259,450
4.25%, 11/15/23 (a)	200,000	215,718
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	107,265
3.45%, 08/01/25 (a)	200,000	218,466
3.95%, 01/15/26 (a)	100,000	111,625
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	106,616
3.75%, 03/15/25 (a)	350,000	384,937
4.65%, 03/15/26 (a)	200,000	229,858
		10,880,397
Capital Goods 1.5%
3M Co.
1.75%, 02/14/23 (a)	200,000	205,038
2.25%, 03/15/23 (a)	150,000	155,238
3.25%, 02/14/24 (a)	350,000	376,054
2.00%, 02/14/25 (a)	100,000	104,803
2.65%, 04/15/25 (a)	350,000	374,794
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	107,032
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	100,000	109,951
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	106,631
Berry Global, Inc.
0.95%, 02/15/24 (a)(f)	400,000	401,852
1.57%, 01/15/26 (a)(f)	250,000	250,703
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	108,544
Carrier Global Corp.
2.24%, 02/15/25 (a)	700,000	732,459
Caterpillar Financial Services Corp.
2.40%, 06/06/22	100,000	102,259
1.90%, 09/06/22	300,000	306,522
1.95%, 11/18/22	200,000	205,128
2.55%, 11/29/22	125,000	129,446
0.25%, 03/01/23	300,000	300,309
2.63%, 03/01/23	100,000	104,189
3.45%, 05/15/23	150,000	159,335
0.65%, 07/07/23	450,000	453,451
0.45%, 09/14/23	400,000	401,524
3.75%, 11/24/23	100,000	108,562
3.65%, 12/07/23	100,000	108,306
2.85%, 05/17/24	100,000	107,087
3.30%, 06/09/24	100,000	108,485
2.15%, 11/08/24	200,000	210,894
3.25%, 12/01/24	100,000	109,291
1.45%, 05/15/25	200,000	205,616
0.80%, 11/13/25	400,000	399,952
0.90%, 03/02/26	150,000	150,203
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	108,271
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	257,145
4.20%, 01/15/24	50,000	54,455
1.88%, 01/15/26 (a)	200,000	204,184
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNH Industrial N.V.
4.50%, 08/15/23	100,000	108,396
Deere & Co.
2.60%, 06/08/22 (a)	200,000	203,866
2.75%, 04/15/25 (a)	250,000	268,912
Dover Corp.
3.15%, 11/15/25 (a)	200,000	216,330
Eaton Corp.
2.75%, 11/02/22	450,000	465,835
Emerson Electric Co.
2.63%, 02/15/23 (a)	200,000	206,936
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	103,045
4.00%, 11/15/23 (a)	100,000	106,735
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	350,000	376,582
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	307,374
3.38%, 05/15/23 (a)	300,000	317,631
1.88%, 08/15/23 (a)	200,000	206,578
3.25%, 04/01/25 (a)	325,000	353,775
General Electric Co.
3.15%, 09/07/22	300,000	310,662
2.70%, 10/09/22	200,000	206,368
3.10%, 01/09/23	150,000	156,420
3.45%, 05/15/24 (a)	250,000	270,152
5.55%, 01/05/26	250,000	298,237
Honeywell International, Inc.
2.15%, 08/08/22 (a)	200,000	204,342
0.48%, 08/19/22 (a)	800,000	800,600
3.35%, 12/01/23	50,000	53,752
2.30%, 08/15/24 (a)	150,000	158,508
1.35%, 06/01/25 (a)	300,000	307,092
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	161,640
John Deere Capital Corp.
0.55%, 07/05/22	250,000	251,108
2.15%, 09/08/22	250,000	256,293
2.70%, 01/06/23	250,000	259,922
2.80%, 03/06/23	150,000	156,938
1.20%, 04/06/23	100,000	101,852
3.45%, 06/07/23	350,000	372,340
0.70%, 07/05/23	250,000	252,498
0.40%, 10/10/23	250,000	250,725
3.65%, 10/12/23	100,000	108,082
3.45%, 01/10/24	200,000	215,890
2.60%, 03/07/24	150,000	159,147
2.65%, 06/24/24	100,000	106,722
2.05%, 01/09/25	100,000	104,915
3.45%, 03/13/25	400,000	440,396
0.70%, 01/15/26	300,000	297,960
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	108,156
3.90%, 02/14/26 (a)	200,000	223,048
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	106,635
3.83%, 04/27/25 (a)	400,000	440,732
Lennox International, Inc.
1.35%, 08/01/25 (a)	250,000	252,105
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	200,000	208,276
2.90%, 03/01/25 (a)	100,000	107,806
3.55%, 01/15/26 (a)	500,000	556,060
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	164,850

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	209,478
Northrop Grumman Corp.
3.25%, 08/01/23	150,000	159,344
2.93%, 01/15/25 (a)	500,000	535,330
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	450,000	468,252
Parker-Hannifin Corp.
3.50%, 09/15/22	50,000	52,046
2.70%, 06/14/24 (a)	250,000	265,280
3.30%, 11/21/24 (a)	50,000	54,032
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	103,161
3.25%, 06/15/25 (a)	250,000	272,560
Raytheon Technologies Corp.
2.50%, 12/15/22 (a)(f)	200,000	205,740
3.70%, 12/15/23 (a)	150,000	161,046
3.20%, 03/15/24 (a)	300,000	320,730
3.95%, 08/16/25 (a)	350,000	390,866
Republic Services, Inc.
4.75%, 05/15/23 (a)	109,000	117,062
2.50%, 08/15/24 (a)	400,000	422,616
3.20%, 03/15/25 (a)	100,000	108,007
0.88%, 11/15/25 (a)	250,000	248,300
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	106,770
Roper Technologies, Inc.
0.45%, 08/15/22	250,000	250,540
3.65%, 09/15/23 (a)	300,000	321,054
2.35%, 09/15/24 (a)	100,000	105,300
1.00%, 09/15/25 (a)	250,000	249,703
Stanley Black & Decker, Inc.
4.00%, 03/15/60 (a)(b)	325,000	346,112
Teledyne Technologies, Inc.
0.65%, 04/01/23	100,000	100,172
0.95%, 04/01/24 (a)	150,000	150,269
1.60%, 04/01/26 (a)	100,000	100,572
Textron, Inc.
4.30%, 03/01/24 (a)	350,000	381,391
The Boeing Co.
1.17%, 02/04/23 (a)	350,000	351,631
2.80%, 03/01/23 (a)	50,000	51,892
4.51%, 05/01/23 (a)	630,000	673,306
1.88%, 06/15/23 (a)	100,000	102,220
1.95%, 02/01/24	400,000	411,228
1.43%, 02/04/24 (a)	750,000	752,505
2.80%, 03/01/24 (a)	600,000	630,600
4.88%, 05/01/25 (a)	900,000	1,011,654
2.75%, 02/01/26 (a)	350,000	365,330
2.20%, 02/04/26 (a)	1,450,000	1,456,365
The Timken Co.
3.88%, 09/01/24 (a)	150,000	161,625
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	215,448
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	108,545
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	112,306
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	154,047
2.40%, 05/15/23 (a)	100,000	103,727
3.13%, 03/01/25 (a)	100,000	108,261
0.75%, 11/15/25 (a)	200,000	198,720
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)(h)	200,000	218,184
3.20%, 06/15/25 (a)	100,000	106,794
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	104,100
		32,604,158
Communications 1.3%
America Movil, S.A.B. de CV
3.13%, 07/16/22	450,000	463,135
American Tower Corp.
3.50%, 01/31/23	300,000	315,210
3.00%, 06/15/23	400,000	420,108
0.60%, 01/15/24	250,000	250,083
5.00%, 02/15/24	100,000	111,556
3.38%, 05/15/24 (a)	100,000	107,509
2.95%, 01/15/25 (a)	100,000	106,608
2.40%, 03/15/25 (a)	500,000	523,625
4.40%, 02/15/26 (a)	150,000	169,794
1.60%, 04/15/26 (a)	100,000	101,144
AT&T, Inc.
3.00%, 06/30/22 (a)	300,000	307,464
2.63%, 12/01/22 (a)	250,000	257,263
4.05%, 12/15/23	100,000	109,011
3.90%, 03/11/24 (a)	100,000	108,428
0.90%, 03/25/24 (a)	600,000	601,980
4.45%, 04/01/24 (a)	350,000	385,101
3.95%, 01/15/25 (a)	150,000	166,337
3.40%, 05/15/25 (a)	1,250,000	1,371,850
3.60%, 07/15/25 (a)	300,000	330,888
4.13%, 02/17/26 (a)	250,000	282,635
1.70%, 03/25/26 (a)	600,000	605,526
Bell Canada
0.75%, 03/17/24	100,000	100,165
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	218,798
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	159,411
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	850,000	883,048
4.50%, 02/01/24 (a)	250,000	273,350
4.91%, 07/23/25 (a)	1,250,000	1,422,425
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	283,340
Comcast Corp.
3.00%, 02/01/24 (a)	350,000	373,117
3.60%, 03/01/24	400,000	434,884
3.70%, 04/15/24 (a)	650,000	708,363
3.38%, 02/15/25 (a)	150,000	163,892
3.10%, 04/01/25 (a)	300,000	325,509
3.38%, 08/15/25 (a)	500,000	548,795
3.95%, 10/15/25 (a)	750,000	843,195
3.15%, 03/01/26 (a)	600,000	655,476
Crown Castle International Corp.
3.15%, 07/15/23 (a)	300,000	316,299
3.20%, 09/01/24 (a)	100,000	107,281
1.35%, 07/15/25 (a)	200,000	201,994
4.45%, 02/15/26 (a)	250,000	283,472
Discovery Communications LLC
2.95%, 03/20/23 (a)	229,000	238,604
3.80%, 03/13/24 (a)	200,000	215,458
3.90%, 11/15/24 (a)	200,000	218,350
3.45%, 03/15/25 (a)	50,000	53,829
4.90%, 03/11/26 (a)	200,000	228,864

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fox Corp.
4.03%, 01/25/24 (a)	300,000	326,286
3.05%, 04/07/25 (a)	350,000	375,441
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	119,172
4.63%, 01/30/26 (a)	200,000	224,240
Moody’s Corp.
2.63%, 01/15/23 (a)	250,000	258,793
4.88%, 02/15/24 (a)	250,000	276,143
3.75%, 03/24/25 (a)	50,000	55,026
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/24 (a)	200,000	218,404
3.60%, 04/15/26 (a)	350,000	388,108
RELX Capital, Inc.
3.50%, 03/16/23 (a)	200,000	210,440
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	225,000	233,818
4.10%, 10/01/23 (a)	250,000	268,638
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	223,864
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)	800,000	869,904
1.50%, 02/15/26 (a)	250,000	251,070
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	161,450
The Walt Disney Co.
1.65%, 09/01/22	150,000	152,679
3.00%, 09/15/22	200,000	207,212
1.75%, 08/30/24 (a)	550,000	570,058
3.70%, 09/15/24 (a)	100,000	109,420
3.35%, 03/24/25	575,000	627,917
1.75%, 01/13/26	500,000	515,410
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	216,434
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	170,592
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	200,000	206,332
3.15%, 09/17/25	200,000	218,252
3.00%, 02/13/26	150,000	163,230
Verizon Communications, Inc.
4.15%, 03/15/24 (a)	100,000	109,224
0.75%, 03/22/24	500,000	504,100
3.50%, 11/01/24 (a)	350,000	380,684
3.38%, 02/15/25	800,000	872,216
0.85%, 11/20/25 (a)	500,000	495,315
1.45%, 03/20/26 (a)	700,000	707,924
ViacomCBS, Inc.
3.88%, 04/01/24 (a)	100,000	108,097
3.70%, 08/15/24 (a)	200,000	217,242
4.75%, 05/15/25 (a)	600,000	681,066
Vodafone Group PLC
2.50%, 09/26/22	200,000	205,668
2.95%, 02/19/23	250,000	260,723
3.75%, 01/16/24	300,000	326,136
4.13%, 05/30/25	250,000	280,315
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	210,884
WPP Finance 2010
3.63%, 09/07/22	100,000	104,070
3.75%, 09/19/24	100,000	109,475
		29,544,646
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	208,336
3.60%, 11/28/24 (a)	600,000	651,936
Amazon.com, Inc.
2.50%, 11/29/22 (a)	100,000	102,843
2.40%, 02/22/23 (a)	250,000	258,875
0.25%, 05/12/23	150,000	150,248
0.40%, 06/03/23	500,000	501,990
0.45%, 05/12/24	650,000	651,423
2.80%, 08/22/24 (a)	550,000	589,253
3.80%, 12/05/24 (a)	200,000	221,220
0.80%, 06/03/25 (a)	200,000	201,080
5.20%, 12/03/25 (a)	500,000	592,210
1.00%, 05/12/26 (a)	750,000	750,037
American Honda Finance Corp.
1.95%, 05/20/22	250,000	254,323
2.60%, 11/16/22	350,000	361,991
2.05%, 01/10/23	250,000	257,158
1.95%, 05/10/23	150,000	154,877
0.88%, 07/07/23	250,000	252,838
0.65%, 09/08/23	450,000	453,285
3.63%, 10/10/23	100,000	107,708
3.55%, 01/12/24	150,000	162,165
2.90%, 02/16/24	250,000	266,132
2.40%, 06/27/24	200,000	211,496
0.55%, 07/12/24	100,000	100,170
2.15%, 09/10/24	200,000	209,992
1.20%, 07/08/25	250,000	253,625
1.00%, 09/10/25	250,000	251,028
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	109,028
Aptiv PLC
4.25%, 01/15/26 (a)	100,000	113,237
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	108,135
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	262,687
3.13%, 04/18/24 (a)	100,000	106,889
3.63%, 04/15/25 (a)	300,000	329,406
Block Financial LLC
5.50%, 11/01/22 (a)	300,000	313,395
5.25%, 10/01/25 (a)	100,000	114,373
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	104,096
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	54,420
CBRE Services, Inc.
4.88%, 03/01/26 (a)	200,000	232,216
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	350,000	373,439
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	298,722
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	100,000	103,995
4.75%, 02/15/23 (a)	50,000	53,068
2.50%, 10/15/24 (a)	300,000	316,626
2.60%, 10/15/25 (a)	50,000	52,959
Dollar General Corp.
3.25%, 04/15/23 (a)	350,000	366,156
4.15%, 11/01/25 (a)	100,000	112,369
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	350,000	371,147
4.00%, 05/15/25 (a)	200,000	221,788

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
eBay, Inc.
2.75%, 01/30/23 (a)	150,000	155,775
3.45%, 08/01/24 (a)	300,000	324,114
1.90%, 03/11/25 (a)	250,000	259,523
1.40%, 05/10/26 (a)	200,000	200,772
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	266,375
4.50%, 08/15/24 (a)	50,000	55,166
5.00%, 02/15/26 (a)	200,000	228,320
General Motors Co.
4.88%, 10/02/23	200,000	218,860
5.40%, 10/02/23	450,000	497,839
6.13%, 10/01/25 (a)	500,000	594,890
General Motors Financial Co., Inc.
3.15%, 06/30/22 (a)	200,000	205,328
3.55%, 07/08/22	600,000	620,496
3.25%, 01/05/23 (a)	250,000	260,178
5.20%, 03/20/23	500,000	540,705
3.70%, 05/09/23 (a)	350,000	368,725
4.25%, 05/15/23	200,000	213,768
4.15%, 06/19/23 (a)	100,000	106,715
1.70%, 08/18/23	350,000	357,850
5.10%, 01/17/24 (a)	400,000	443,044
3.95%, 04/13/24 (a)	350,000	379,088
3.50%, 11/07/24 (a)	350,000	377,993
4.00%, 01/15/25 (a)	200,000	218,702
2.90%, 02/26/25 (a)	400,000	423,956
4.35%, 04/09/25 (a)	250,000	278,185
2.75%, 06/20/25 (a)	250,000	264,427
4.30%, 07/13/25 (a)	400,000	444,436
1.25%, 01/08/26 (a)	350,000	348,022
5.25%, 03/01/26 (a)	350,000	405,846
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	109,602
3.35%, 09/01/24 (a)	200,000	212,428
5.25%, 06/01/25 (a)	150,000	169,688
5.38%, 04/15/26 (a)	200,000	228,692
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	104,725
5.38%, 04/23/25 (a)	100,000	113,510
4.85%, 03/15/26 (a)	100,000	112,570
IHS Markit Ltd.
4.13%, 08/01/23 (a)	250,000	267,987
3.63%, 05/01/24 (a)	100,000	107,634
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	420,868
2.90%, 06/25/25 (a)	200,000	208,964
Lennar Corp.
4.88%, 12/15/23 (a)	350,000	382,459
4.50%, 04/30/24 (a)	150,000	164,276
4.75%, 05/30/25 (a)	200,000	225,050
Lowe’s Cos., Inc.
3.88%, 09/15/23 (a)	300,000	321,543
3.13%, 09/15/24 (a)	200,000	215,192
4.00%, 04/15/25 (a)	175,000	194,859
2.50%, 04/15/26 (a)	400,000	425,576
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	108,439
4.15%, 10/01/25 (a)	250,000	281,782
Marriott International, Inc.
4.15%, 12/01/23 (a)	200,000	214,994
3.60%, 04/15/24 (a)	250,000	267,725
5.75%, 05/01/25 (a)	450,000	522,594
McDonald’s Corp.
3.35%, 04/01/23 (a)	300,000	316,239
3.25%, 06/10/24	100,000	107,875
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 05/26/25 (a)	150,000	163,506
3.30%, 07/01/25 (a)	200,000	218,114
1.45%, 09/01/25 (a)	150,000	153,498
3.70%, 01/30/26 (a)	500,000	556,370
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	103,469
2.40%, 03/27/25 (a)	150,000	159,224
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	103,529
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	150,000	166,589
PACCAR Financial Corp.
2.30%, 08/10/22	100,000	102,530
1.90%, 02/07/23	150,000	154,179
2.65%, 04/06/23	250,000	261,272
0.35%, 08/11/23	200,000	200,448
0.35%, 02/02/24	100,000	99,946
2.15%, 08/15/24	100,000	105,308
1.80%, 02/06/25	200,000	207,414
PulteGroup, Inc.
5.50%, 03/01/26 (a)	150,000	176,409
PVH Corp.
4.63%, 07/10/25 (a)(f)	250,000	280,445
Ralph Lauren Corp.
1.70%, 06/15/22	200,000	203,004
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	226,564
0.88%, 04/15/26 (a)	150,000	147,479
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	213,224
5.13%, 08/08/25 (a)	500,000	560,620
3.80%, 01/08/26 (a)	400,000	429,736
Starbucks Corp.
1.30%, 05/07/22	250,000	252,590
2.70%, 06/15/22 (a)	100,000	102,107
3.10%, 03/01/23 (a)	200,000	209,310
3.85%, 10/01/23 (a)	100,000	107,318
3.80%, 08/15/25 (a)	300,000	334,089
Stellantis N.V.
5.25%, 04/15/23	500,000	541,490
Tapestry, Inc.
4.25%, 04/01/25 (a)	200,000	217,830
Target Corp.
3.50%, 07/01/24	200,000	218,134
2.25%, 04/15/25 (a)	400,000	423,176
2.50%, 04/15/26	250,000	269,110
The Home Depot, Inc.
2.63%, 06/01/22 (a)	400,000	409,164
2.70%, 04/01/23 (a)	225,000	234,036
3.75%, 02/15/24 (a)	200,000	216,478
3.35%, 09/15/25 (a)	400,000	440,620
3.00%, 04/01/26 (a)	400,000	437,120
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	103,825
3.50%, 04/15/25 (a)	400,000	437,024
Toyota Motor Corp.
0.68%, 03/25/24 (a)	400,000	402,784
2.36%, 07/02/24	100,000	105,650
1.34%, 03/25/26 (a)	300,000	304,509
Toyota Motor Credit Corp.
0.45%, 07/22/22	250,000	250,775
2.15%, 09/08/22	150,000	153,738
0.35%, 10/14/22	300,000	300,750
2.63%, 01/10/23	300,000	311,712
2.70%, 01/11/23	500,000	519,950

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 03/30/23	650,000	681,629
0.50%, 08/14/23	450,000	451,975
1.35%, 08/25/23	200,000	204,498
3.45%, 09/20/23	350,000	374,993
2.25%, 10/18/23	100,000	104,552
0.45%, 01/11/24	200,000	200,426
2.90%, 04/17/24	100,000	107,001
2.00%, 10/07/24	200,000	209,566
1.80%, 02/13/25	300,000	311,733
3.00%, 04/01/25	350,000	379,284
3.40%, 04/14/25	150,000	164,864
0.80%, 10/16/25	350,000	349,363
0.80%, 01/09/26	100,000	99,766
VF Corp.
2.40%, 04/23/25 (a)	150,000	157,946
Walgreen Co.
3.10%, 09/15/22	250,000	258,695
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	550,000	600,842
Walmart, Inc.
2.35%, 12/15/22 (a)	250,000	257,810
2.55%, 04/11/23 (a)	300,000	311,700
3.40%, 06/26/23 (a)	850,000	902,921
3.30%, 04/22/24 (a)	350,000	377,125
2.85%, 07/08/24 (a)	450,000	483,124
2.65%, 12/15/24 (a)	400,000	429,012
3.55%, 06/26/25 (a)	300,000	333,294
		47,207,044
Consumer Non-Cyclical 3.3%
Abbott Laboratories
3.40%, 11/30/23 (a)	450,000	482,094
2.95%, 03/15/25 (a)	245,000	264,475
AbbVie, Inc.
3.25%, 10/01/22 (a)	400,000	412,628
2.90%, 11/06/22	850,000	880,940
3.20%, 11/06/22 (a)	180,000	186,647
2.30%, 11/21/22	700,000	720,545
2.85%, 05/14/23 (a)	150,000	156,680
3.75%, 11/14/23 (a)	400,000	431,140
3.85%, 06/15/24 (a)	350,000	381,167
2.60%, 11/21/24 (a)	1,000,000	1,060,010
3.80%, 03/15/25 (a)	800,000	879,128
3.60%, 05/14/25 (a)	1,000,000	1,094,700
3.20%, 05/14/26 (a)	550,000	597,932
Altria Group, Inc.
2.85%, 08/09/22	250,000	257,742
4.00%, 01/31/24	200,000	217,502
3.80%, 02/14/24 (a)	250,000	269,605
2.35%, 05/06/25 (a)	200,000	209,796
4.40%, 02/14/26 (a)	200,000	226,684
AmerisourceBergen Corp.
0.74%, 03/15/23 (a)	400,000	401,392
3.40%, 05/15/24 (a)	150,000	161,424
3.25%, 03/01/25 (a)	97,000	104,754
Amgen, Inc.
2.25%, 08/19/23 (a)	250,000	259,945
3.63%, 05/22/24 (a)	250,000	271,282
1.90%, 02/21/25 (a)	300,000	311,661
3.13%, 05/01/25 (a)	200,000	216,346
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	800,000	886,944
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	554,405
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	700,000	782,901
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	100,000	107,286
AstraZeneca PLC
2.38%, 06/12/22 (a)	400,000	408,176
3.50%, 08/17/23 (a)	200,000	213,338
3.38%, 11/16/25	500,000	550,185
0.70%, 04/08/26 (a)	400,000	392,232
BAT Capital Corp.
2.76%, 08/15/22 (a)	200,000	204,842
3.22%, 08/15/24 (a)	650,000	692,211
2.79%, 09/06/24 (a)	150,000	158,159
BAT International Finance PLC
1.67%, 03/25/26 (a)	400,000	399,336
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	222,296
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	384,000	393,324
3.36%, 06/06/24 (a)	500,000	538,305
3.73%, 12/15/24 (a)	400,000	437,924
Biogen, Inc.
3.63%, 09/15/22	150,000	156,309
4.05%, 09/15/25 (a)	500,000	558,310
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	214,894
3.85%, 05/15/25	250,000	277,382
1.90%, 06/01/25 (a)	200,000	207,242
3.75%, 03/01/26 (a)	150,000	167,075
Bristol-Myers Squibb Co.
2.00%, 08/01/22	150,000	153,152
3.25%, 08/15/22	250,000	259,145
3.55%, 08/15/22	150,000	156,053
2.75%, 02/15/23 (a)	350,000	364,325
3.25%, 02/20/23 (a)	337,000	353,473
0.54%, 11/13/23 (a)	400,000	400,480
2.90%, 07/26/24 (a)	700,000	750,904
3.88%, 08/15/25 (a)	550,000	617,237
0.75%, 11/13/25 (a)	200,000	199,014
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,083
4.35%, 03/15/24 (a)	100,000	109,513
1.63%, 08/17/25 (a)	250,000	253,840
Campbell Soup Co.
3.65%, 03/15/23 (a)	300,000	316,584
3.95%, 03/15/25 (a)	150,000	165,861
3.30%, 03/19/25 (a)	100,000	108,112
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	204,220
3.20%, 03/15/23	200,000	209,660
3.08%, 06/15/24 (a)	250,000	266,735
3.75%, 09/15/25 (a)	150,000	166,001
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	153,528
Cigna Corp.
3.05%, 11/30/22 (a)	100,000	103,848
3.00%, 07/15/23 (a)	400,000	420,272
3.75%, 07/15/23 (a)	498,000	532,058
3.50%, 06/15/24 (a)	97,000	104,788
3.25%, 04/15/25 (a)	100,000	108,458
4.13%, 11/15/25 (a)	500,000	564,000
4.50%, 02/25/26 (a)	300,000	343,755
1.25%, 03/15/26 (a)	250,000	250,993
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	103,022
2.10%, 05/01/23	100,000	103,661
3.25%, 03/15/24	300,000	324,177

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
CommonSpirit Health
2.95%, 11/01/22	100,000	103,428
2.76%, 10/01/24 (a)	150,000	159,065
1.55%, 10/01/25 (a)	300,000	304,773
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	78,000	81,020
4.30%, 05/01/24 (a)	200,000	221,074
4.60%, 11/01/25 (a)	300,000	343,821
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	100,000	103,011
3.20%, 02/15/23 (a)	250,000	261,392
4.25%, 05/01/23	350,000	374,937
4.75%, 11/15/24	150,000	169,724
4.40%, 11/15/25 (a)	150,000	170,649
CVS Health Corp.
3.50%, 07/20/22 (a)	400,000	412,584
2.75%, 12/01/22 (a)	450,000	463,954
3.70%, 03/09/23 (a)	750,000	792,847
3.38%, 08/12/24 (a)	100,000	108,171
2.63%, 08/15/24 (a)	100,000	106,234
4.10%, 03/25/25 (a)	600,000	669,870
3.88%, 07/20/25 (a)	700,000	776,461
DH Europe Finance II Sarl
2.05%, 11/15/22	200,000	204,942
2.20%, 11/15/24 (a)	300,000	315,099
Diageo Capital PLC
2.63%, 04/29/23 (a)	350,000	364,129
3.50%, 09/18/23 (a)	200,000	214,012
2.13%, 10/24/24 (a)	200,000	210,084
1.38%, 09/29/25 (a)	200,000	203,994
Diageo Investment Corp.
8.00%, 09/15/22	50,000	54,904
General Mills, Inc.
2.60%, 10/12/22 (a)	200,000	205,698
3.70%, 10/17/23 (a)	250,000	269,057
3.65%, 02/15/24 (a)	150,000	162,144
4.00%, 04/17/25 (a)	100,000	111,183
Gilead Sciences, Inc.
3.25%, 09/01/22 (a)	200,000	206,466
2.50%, 09/01/23 (a)	200,000	208,764
0.75%, 09/29/23 (a)	650,000	650,929
3.70%, 04/01/24 (a)	250,000	270,150
3.50%, 02/01/25 (a)	500,000	545,225
3.65%, 03/01/26 (a)	750,000	830,692
GlaxoSmithKline Capital PLC
2.88%, 06/01/22 (a)	450,000	461,272
0.53%, 10/01/23 (a)	400,000	401,400
3.00%, 06/01/24 (a)	200,000	214,746
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	200,000	209,150
3.38%, 05/15/23	500,000	530,180
3.63%, 05/15/25	250,000	277,290
Hasbro, Inc.
2.60%, 11/19/22	300,000	309,165
3.00%, 11/19/24 (a)	100,000	106,773
HCA, Inc.
4.75%, 05/01/23	400,000	431,280
5.00%, 03/15/24	550,000	613,574
5.25%, 04/15/25	300,000	346,161
Hormel Foods Corp.
0.65%, 06/03/24 (a)(c)	250,000	250,188
Johnson & Johnson
2.05%, 03/01/23 (a)	300,000	308,925
2.63%, 01/15/25 (a)	100,000	107,177
0.55%, 09/01/25 (a)	400,000	397,884
2.45%, 03/01/26 (a)	500,000	535,960
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kellogg Co.
2.65%, 12/01/23	150,000	158,207
3.25%, 04/01/26	200,000	218,922
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	251,000	268,542
3.13%, 12/15/23 (a)	100,000	106,166
0.75%, 03/15/24 (a)	200,000	200,418
4.42%, 05/25/25 (a)	450,000	507,793
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	163,262
2.75%, 02/15/26	100,000	108,363
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	206,440
4.00%, 11/01/23 (a)	55,000	59,052
3.25%, 09/01/24 (a)	250,000	268,890
2.30%, 12/01/24 (a)	100,000	105,120
3.60%, 02/01/25 (a)	150,000	163,190
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	100,000	102,661
3.15%, 08/15/24 (a)	350,000	375,669
0.90%, 02/15/26 (a)	200,000	197,380
McKesson Corp.
2.70%, 12/15/22 (a)	200,000	206,012
2.85%, 03/15/23 (a)	150,000	155,474
3.80%, 03/15/24 (a)	150,000	162,605
0.90%, 12/03/25 (a)	200,000	198,246
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	226,174
Medtronic, Inc.
3.50%, 03/15/25	420,000	464,142
Merck & Co., Inc.
2.40%, 09/15/22 (a)	250,000	255,722
2.80%, 05/18/23	500,000	524,935
2.90%, 03/07/24 (a)	100,000	106,810
2.75%, 02/10/25 (a)	600,000	643,038
0.75%, 02/24/26 (a)	250,000	248,908
Mondelez International, Inc.
0.63%, 07/01/22	450,000	451,800
1.50%, 05/04/25 (a)	100,000	102,320
3.63%, 02/13/26 (a)	100,000	111,045
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	161,445
Novartis Capital Corp.
2.40%, 09/21/22	350,000	360,332
3.40%, 05/06/24	600,000	653,490
1.75%, 02/14/25 (a)	300,000	311,316
3.00%, 11/20/25 (a)	550,000	599,043
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	250,000	252,828
PepsiCo, Inc.
3.10%, 07/17/22 (a)	200,000	205,578
2.75%, 03/01/23	400,000	417,956
0.75%, 05/01/23	250,000	252,763
0.40%, 10/07/23	400,000	401,472
3.60%, 03/01/24 (a)	350,000	378,294
2.25%, 03/19/25 (a)	400,000	423,596
2.75%, 04/30/25 (a)	150,000	161,469
3.50%, 07/17/25 (a)	200,000	221,130
2.85%, 02/24/26 (a)	200,000	218,050
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	200,000	215,666
4.38%, 03/15/26 (a)	200,000	221,340
Pfizer, Inc.
3.00%, 06/15/23	400,000	422,288
3.20%, 09/15/23 (a)	300,000	319,329

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 03/15/24 (a)	150,000	160,698
3.40%, 05/15/24	150,000	163,692
0.80%, 05/28/25 (a)	250,000	251,698
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	150,000	153,638
2.50%, 08/22/22	300,000	308,475
2.50%, 11/02/22 (a)	150,000	154,569
2.63%, 03/06/23	250,000	260,520
1.13%, 05/01/23	250,000	254,205
2.13%, 05/10/23 (a)	300,000	309,951
2.88%, 05/01/24 (a)	200,000	213,366
3.25%, 11/10/24	200,000	217,588
1.50%, 05/01/25 (a)	250,000	256,180
3.38%, 08/11/25 (a)	200,000	218,924
0.88%, 05/01/26 (a)	150,000	148,559
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	163,598
Reynolds American, Inc.
4.85%, 09/15/23	100,000	109,516
4.45%, 06/12/25 (a)	700,000	778,925
Royalty Pharma PLC
0.75%, 09/02/23 (f)	350,000	350,357
1.20%, 09/02/25 (a)(f)	350,000	347,816
Sanofi
3.38%, 06/19/23 (a)	150,000	159,176
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	650,000	683,046
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,204
3.38%, 05/15/24 (a)	100,000	108,149
1.15%, 06/15/25 (a)	250,000	251,823
3.38%, 11/01/25 (a)	200,000	219,306
3.50%, 03/15/26 (a)	250,000	276,682
Sutter Health
1.32%, 08/15/25 (a)	150,000	151,620
Sysco Corp.
2.60%, 06/12/22	100,000	102,336
3.55%, 03/15/25 (a)	100,000	109,346
5.65%, 04/01/25 (a)	350,000	409,031
3.75%, 10/01/25 (a)	200,000	221,320
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	436,552
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	205,796
3.50%, 12/15/24 (a)	200,000	219,244
The Coca-Cola Co.
1.75%, 09/06/24	300,000	313,578
2.88%, 10/27/25	450,000	489,672
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	158,112
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	158,654
0.90%, 06/01/25 (a)	100,000	100,554
The JM Smucker Co.
3.50%, 03/15/25	200,000	218,856
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	256,777
4.00%, 02/01/24 (a)	200,000	216,800
3.50%, 02/01/26 (a)	200,000	220,428
The Procter & Gamble Co.
2.15%, 08/11/22	600,000	614,142
0.55%, 10/29/25	350,000	347,683
1.00%, 04/23/26	250,000	252,265
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	200,000	223,296
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	100,000	103,314
3.90%, 09/28/23 (a)	100,000	107,693
3.95%, 08/15/24 (a)	300,000	328,680
4.00%, 03/01/26 (a)	250,000	280,817
Unilever Capital Corp.
2.20%, 05/05/22 (a)	200,000	203,434
0.38%, 09/14/23	250,000	250,830
3.25%, 03/07/24 (a)	150,000	161,673
2.60%, 05/05/24 (a)	100,000	106,197
3.10%, 07/30/25	200,000	218,680
UPMC
1.80%, 04/15/26 (a)	100,000	100,193
Viatris, Inc.
1.13%, 06/22/22 (f)	300,000	302,217
1.65%, 06/22/25 (a)(f)	250,000	253,813
Whirlpool Corp.
4.00%, 03/01/24	100,000	109,110
Wyeth LLC
6.45%, 02/01/24	100,000	115,950
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	100,000	105,453
3.55%, 04/01/25 (a)	450,000	491,134
3.05%, 01/15/26 (a)	200,000	216,724
Zoetis, Inc.
3.25%, 02/01/23 (a)	300,000	312,372
4.50%, 11/13/25 (a)	250,000	284,995
		72,865,552
Energy 2.1%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	414,788
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	112,517
BP Capital Markets America, Inc.
3.25%, 05/06/22	350,000	359,887
2.52%, 09/19/22 (a)	100,000	102,826
2.94%, 04/06/23	400,000	419,004
2.75%, 05/10/23	450,000	471,361
3.22%, 11/28/23 (a)	450,000	479,502
3.79%, 02/06/24 (a)	200,000	217,258
3.22%, 04/14/24 (a)	100,000	107,353
3.19%, 04/06/25 (a)	350,000	379,575
3.80%, 09/21/25 (a)	500,000	558,180
3.41%, 02/11/26 (a)	100,000	110,322
BP Capital Markets PLC
3.25%, 05/06/22	100,000	102,897
3.81%, 02/10/24	250,000	272,457
3.54%, 11/04/24	100,000	109,621
3.51%, 03/17/25	300,000	330,636
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	259,953
3.80%, 04/15/24 (a)	100,000	107,761
3.90%, 02/01/25 (a)	200,000	217,830
2.05%, 07/15/25 (a)	250,000	257,403
Cenovus Energy, Inc.
4.00%, 04/15/24 (a)	100,000	107,485
5.38%, 07/15/25 (a)	400,000	456,940
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	345,048
5.88%, 03/31/25 (a)	500,000	575,375
Chevron Corp.
2.36%, 12/05/22 (a)	500,000	513,480
1.14%, 05/11/23	500,000	508,715
2.57%, 05/16/23 (a)	150,000	156,225

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.19%, 06/24/23 (a)	250,000	263,213
2.90%, 03/03/24 (a)	150,000	159,804
1.55%, 05/11/25 (a)	700,000	721,567
3.33%, 11/17/25 (a)	300,000	331,125
2.95%, 05/16/26 (a)	500,000	543,900
Chevron USA, Inc.
0.33%, 08/12/22	200,000	200,296
0.43%, 08/11/23	300,000	301,548
3.90%, 11/15/24 (a)	100,000	110,643
0.69%, 08/12/25 (a)	300,000	299,163
Cimarex Energy Co.
4.38%, 06/01/24 (a)	200,000	219,012
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	338,739
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	108,707
4.95%, 03/15/26 (a)	400,000	467,172
Devon Energy Corp.
5.85%, 12/15/25 (a)	200,000	236,856
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	250,000	265,893
4.75%, 05/31/25 (a)	150,000	169,877
Eastern Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	211,446
3.60%, 12/15/24 (a)	100,000	109,356
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	107,094
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	256,503
4.00%, 10/01/23 (a)	200,000	214,248
3.50%, 06/10/24 (a)	100,000	107,372
Energy Transfer LP
3.45%, 01/15/23 (a)	150,000	155,489
3.60%, 02/01/23 (a)	200,000	207,850
4.25%, 03/15/23 (a)	250,000	263,405
4.20%, 09/15/23 (a)	150,000	160,874
5.88%, 01/15/24 (a)	400,000	445,152
4.90%, 02/01/24 (a)	100,000	109,328
4.25%, 04/01/24 (a)	100,000	108,358
4.50%, 04/15/24 (a)	200,000	219,344
4.05%, 03/15/25 (a)	350,000	380,954
2.90%, 05/15/25 (a)	300,000	316,464
5.88%, 10/15/25 (a)	200,000	237,678
4.75%, 01/15/26 (a)	250,000	281,272
Energy Transfer LP/Regency Energy Finance Corp
5.00%, 10/01/22 (a)	100,000	104,644
4.50%, 11/01/23 (a)	100,000	107,591
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	418,060
3.90%, 02/15/24 (a)	300,000	324,939
3.75%, 02/15/25 (a)	400,000	438,552
3.70%, 02/15/26 (a)	250,000	278,317
4.88%, 08/16/77 (a)(b)	160,000	156,363
EOG Resources, Inc.
2.63%, 03/15/23 (a)	400,000	414,432
3.15%, 04/01/25 (a)	100,000	108,109
4.15%, 01/15/26 (a)	200,000	226,276
Equinor A.S.A.
1.75%, 01/22/26 (a)	250,000	259,103
Exxon Mobil Corp.
1.90%, 08/16/22	100,000	102,108
2.73%, 03/01/23 (a)	400,000	415,956
1.57%, 04/15/23	750,000	768,532
3.18%, 03/15/24 (a)	100,000	107,181
2.02%, 08/16/24 (a)	450,000	471,604
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.71%, 03/06/25 (a)	600,000	641,922
2.99%, 03/19/25 (a)	650,000	701,935
3.04%, 03/01/26 (a)	500,000	545,430
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	158,829
3.80%, 11/15/25 (a)	350,000	388,157
HollyFrontier Corp.
2.63%, 10/01/23	250,000	259,298
5.88%, 04/01/26 (a)	150,000	173,481
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (a)	150,000	156,525
3.50%, 09/01/23 (a)	100,000	106,043
4.15%, 02/01/24 (a)	300,000	325,413
4.30%, 05/01/24 (a)	400,000	438,616
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	416,992
4.30%, 06/01/25 (a)	400,000	447,288
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	200,000	231,570
Marathon Oil Corp.
3.85%, 06/01/25 (a)	200,000	218,310
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	214,126
4.75%, 12/15/23 (a)	100,000	109,636
3.63%, 09/15/24 (a)	100,000	108,229
4.70%, 05/01/25 (a)	400,000	453,864
MPLX LP
3.50%, 12/01/22 (a)	100,000	104,179
3.38%, 03/15/23 (a)	100,000	104,878
4.50%, 07/15/23 (a)	400,000	429,184
4.88%, 12/01/24 (a)	200,000	225,714
4.00%, 02/15/25 (a)	250,000	274,377
4.88%, 06/01/25 (a)	250,000	282,615
1.75%, 03/01/26 (a)	400,000	405,816
National Fuel Gas Co.
5.20%, 07/15/25 (a)	250,000	282,525
5.50%, 01/15/26 (a)	100,000	116,347
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	103,106
5.00%, 09/15/23 (a)	400,000	434,300
4.90%, 03/15/25 (a)	100,000	112,302
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	170,225
2.75%, 09/01/24 (a)	100,000	105,766
5.85%, 01/15/26 (a)	275,000	327,002
Phillips 66
3.70%, 04/06/23	300,000	317,682
0.90%, 02/15/24 (a)	250,000	250,488
3.85%, 04/09/25 (a)	250,000	276,285
1.30%, 02/15/26 (a)	100,000	100,509
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	104,654
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	250,000	250,390
1.13%, 01/15/26 (a)	150,000	148,850
4.45%, 01/15/26 (a)	200,000	226,648
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	100,000	102,264
2.85%, 01/31/23 (a)	100,000	102,726
3.85%, 10/15/23 (a)	100,000	106,028
3.60%, 11/01/24 (a)	300,000	322,695
4.65%, 10/15/25 (a)	250,000	279,777

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	400,000	432,076
5.75%, 05/15/24 (a)	500,000	564,735
5.63%, 03/01/25 (a)	500,000	574,800
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	255,005
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	268,040
Shell International Finance BV
2.38%, 08/21/22	150,000	153,995
2.25%, 01/06/23	150,000	154,929
3.40%, 08/12/23	391,000	417,627
0.38%, 09/15/23	250,000	250,673
3.50%, 11/13/23 (a)	250,000	268,487
2.00%, 11/07/24 (a)	400,000	418,648
2.38%, 04/06/25 (a)	450,000	476,689
3.25%, 05/11/25	700,000	765,072
2.88%, 05/10/26	500,000	543,760
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	220,690
3.50%, 03/15/25 (a)	150,000	162,611
Suncor Energy, Inc.
2.80%, 05/15/23	200,000	208,662
3.60%, 12/01/24 (a)	150,000	163,203
3.10%, 05/15/25 (a)	250,000	269,297
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	221,644
The Williams Cos., Inc.
3.35%, 08/15/22 (a)	200,000	205,646
3.70%, 01/15/23 (a)	200,000	208,796
4.50%, 11/15/23 (a)	150,000	163,350
4.30%, 03/04/24 (a)	200,000	218,880
4.55%, 06/24/24 (a)	400,000	443,064
3.90%, 01/15/25 (a)	250,000	274,532
4.00%, 09/15/25 (a)	200,000	222,680
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	473,850
Total Capital International S.A.
2.70%, 01/25/23	100,000	104,051
3.70%, 01/15/24	350,000	379,547
3.75%, 04/10/24	150,000	164,130
2.43%, 01/10/25 (a)	300,000	317,340
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	307,794
3.75%, 10/16/23 (a)	200,000	213,740
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	319,322
Valero Energy Corp.
2.70%, 04/15/23	100,000	104,137
1.20%, 03/15/24	250,000	253,110
3.65%, 03/15/25	250,000	272,267
2.85%, 04/15/25 (a)	350,000	371,938
WPX Energy, Inc.
5.25%, 09/15/24 (a)	200,000	221,896
		45,579,577
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	153,039
Yale University
0.87%, 04/15/25 (a)	150,000	151,540
		304,579
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	350,000	358,760
1.90%, 02/01/25 (a)	100,000	104,470
3.25%, 02/01/25 (a)	100,000	108,690
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	275,000	292,377
Alphabet, Inc.
3.38%, 02/25/24	200,000	217,212
0.45%, 08/15/25 (a)	250,000	248,185
Altera Corp.
4.10%, 11/15/23	150,000	163,892
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	212,444
2.95%, 04/01/25 (a)	350,000	376,407
Apple Inc.
1.70%, 09/11/22	251,000	255,874
2.10%, 09/12/22 (a)	100,000	102,334
2.40%, 01/13/23 (a)	100,000	103,428
2.85%, 02/23/23 (a)	400,000	416,592
2.40%, 05/03/23	1,500,000	1,561,965
0.75%, 05/11/23	600,000	606,318
3.00%, 02/09/24 (a)	300,000	320,205
3.45%, 05/06/24	825,000	898,392
2.85%, 05/11/24 (a)	500,000	534,470
1.80%, 09/11/24 (a)	100,000	104,336
2.75%, 01/13/25 (a)	450,000	483,336
2.50%, 02/09/25	250,000	266,600
1.13%, 05/11/25 (a)	650,000	660,380
3.20%, 05/13/25	1,000,000	1,095,360
0.55%, 08/20/25 (a)	550,000	546,023
0.70%, 02/08/26 (a)	300,000	297,594
3.25%, 02/23/26 (a)	750,000	826,822
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	224,542
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	105,580
3.25%, 09/08/24 (a)	100,000	107,240
Autodesk, Inc.
3.60%, 12/15/22 (a)	100,000	103,910
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	276,010
Avnet, Inc.
4.88%, 12/01/22	100,000	106,173
4.63%, 04/15/26 (a)	150,000	169,844
Baidu, Inc.
2.88%, 07/06/22	200,000	204,490
3.50%, 11/28/22	100,000	103,967
3.88%, 09/29/23 (a)	200,000	213,412
4.38%, 05/14/24 (a)	450,000	492,961
3.08%, 04/07/25 (a)	250,000	265,112
1.72%, 04/09/26 (a)	200,000	201,446
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	200,000	214,418
3.13%, 01/15/25 (a)	200,000	214,032
Broadcom, Inc.
3.63%, 10/15/24 (a)	350,000	380,730
4.70%, 04/15/25 (a)	350,000	395,062
3.15%, 11/15/25 (a)	750,000	806,857
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	110,472
Cisco Systems, Inc.
3.00%, 06/15/22	100,000	102,912
2.60%, 02/28/23	250,000	260,780
2.20%, 09/20/23 (a)	250,000	260,513

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 03/04/24	150,000	163,511
3.50%, 06/15/25	250,000	277,305
2.95%, 02/28/26	100,000	109,254
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	197,740
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(f)	950,000	1,034,284
4.00%, 07/15/24 (a)(f)	350,000	381,209
5.85%, 07/15/25 (a)(f)	250,000	293,550
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	108,951
4.13%, 04/15/25 (a)	300,000	330,561
Equifax, Inc.
3.30%, 12/15/22 (a)	400,000	415,068
2.60%, 12/01/24 (a)	100,000	105,905
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	370,405
1.25%, 07/15/25 (a)	150,000	150,911
1.00%, 09/15/25 (a)	250,000	249,025
Fidelity National Information Services, Inc.
0.38%, 03/01/23	300,000	299,859
0.60%, 03/01/24	200,000	200,088
1.15%, 03/01/26 (a)	400,000	397,588
Fiserv, Inc.
3.50%, 10/01/22 (a)	150,000	155,105
3.80%, 10/01/23 (a)	400,000	430,108
2.75%, 07/01/24 (a)	450,000	477,364
3.85%, 06/01/25 (a)	250,000	276,027
Flex Ltd.
5.00%, 02/15/23	100,000	107,086
3.75%, 02/01/26 (a)	300,000	327,840
Fortinet, Inc.
1.00%, 03/15/26 (a)	150,000	148,430
Genpact Luxembourg SARL/Genpact USA, Inc.
1.75%, 04/10/26 (a)	150,000	150,746
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	158,495
4.00%, 06/01/23 (a)	100,000	106,614
2.65%, 02/15/25 (a)	250,000	264,148
1.20%, 03/01/26 (a)	200,000	198,668
4.80%, 04/01/26 (a)	250,000	287,670
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	150,000	157,149
2.25%, 04/01/23 (a)	300,000	309,375
4.45%, 10/02/23 (a)	300,000	325,800
1.45%, 04/01/24 (a)	500,000	510,725
4.65%, 10/01/24 (a)	350,000	391,268
4.90%, 10/15/25 (a)	600,000	685,764
1.75%, 04/01/26 (a)	150,000	152,604
HP, Inc.
4.05%, 09/15/22	350,000	366,229
2.20%, 06/17/25 (a)	150,000	156,930
Intel Corp.
2.35%, 05/11/22 (a)	350,000	356,545
3.10%, 07/29/22	300,000	310,098
2.70%, 12/15/22	300,000	311,556
2.88%, 05/11/24 (a)	450,000	481,774
3.40%, 03/25/25 (a)	200,000	219,642
3.70%, 07/29/25 (a)	550,000	611,094
2.60%, 05/19/26 (a)	250,000	268,062
International Business Machines Corp.
1.88%, 08/01/22	150,000	152,916
2.88%, 11/09/22	150,000	155,672
3.38%, 08/01/23	450,000	479,844
3.63%, 02/12/24	700,000	758,975
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 05/15/24	1,050,000	1,126,482
3.45%, 02/19/26	400,000	443,044
3.30%, 05/15/26	800,000	881,432
Intuit, Inc.
0.65%, 07/15/23	150,000	151,185
0.95%, 07/15/25 (a)	150,000	150,860
Jabil, Inc.
4.70%, 09/15/22	100,000	105,610
1.70%, 04/15/26 (a)	150,000	150,819
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	199,022
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	111,778
KLA Corp.
4.65%, 11/01/24 (a)	300,000	335,973
Lam Research Corp.
3.80%, 03/15/25 (a)	200,000	221,168
3.75%, 03/15/26 (a)	100,000	112,157
Leidos, Inc.
3.63%, 05/15/25 (a)(f)	200,000	218,418
Marvell Technology, Inc.
4.20%, 06/22/23 (a)(f)	100,000	106,805
1.65%, 04/15/26 (a)(f)	100,000	100,172
Mastercard, Inc.
3.38%, 04/01/24	350,000	379,393
2.00%, 03/03/25 (a)	100,000	104,963
Maxim Integrated Products, Inc.
3.38%, 03/15/23 (a)	200,000	209,580
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	214,370
Micron Technology, Inc.
2.50%, 04/24/23	400,000	414,884
4.64%, 02/06/24 (a)	150,000	165,098
4.98%, 02/06/26 (a)	200,000	231,030
Microsoft Corp.
2.65%, 11/03/22 (a)	150,000	154,694
2.38%, 05/01/23 (a)	500,000	518,700
2.00%, 08/08/23 (a)	250,000	259,143
3.63%, 12/15/23 (a)	450,000	485,280
2.88%, 02/06/24 (a)	850,000	904,289
2.70%, 02/12/25 (a)	500,000	537,850
3.13%, 11/03/25 (a)	800,000	877,976
Motorola Solutions, Inc.
3.50%, 03/01/23	100,000	105,291
4.00%, 09/01/24	100,000	110,097
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	258,303
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(f)	250,000	277,112
5.35%, 03/01/26 (a)(f)	200,000	234,188
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(f)	100,000	105,888
Oracle Corp.
2.50%, 10/15/22	600,000	618,384
2.63%, 02/15/23 (a)	300,000	311,478
3.63%, 07/15/23	150,000	160,139
2.40%, 09/15/23 (a)	850,000	885,606
3.40%, 07/08/24 (a)	650,000	700,882
2.95%, 11/15/24 (a)	600,000	642,312
2.50%, 04/01/25 (a)	800,000	844,256
2.95%, 05/15/25 (a)	650,000	695,773
1.65%, 03/25/26 (a)	700,000	710,388
PayPal Holdings, Inc.
2.20%, 09/26/22	300,000	307,620
1.35%, 06/01/23	350,000	357,073

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 10/01/24 (a)	250,000	264,248
1.65%, 06/01/25 (a)	250,000	258,453
QUALCOMM, Inc.
2.60%, 01/30/23 (a)	250,000	259,503
2.90%, 05/20/24 (a)	200,000	214,178
3.45%, 05/20/25 (a)	400,000	439,940
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	263,620
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	300,000	309,240
Texas Instruments, Inc.
1.38%, 03/12/25 (a)	225,000	231,255
The Western Union Co.
2.85%, 01/10/25 (a)	150,000	159,224
1.35%, 03/15/26 (a)	250,000	249,343
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	106,563
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	107,882
VeriSign, Inc.
4.63%, 05/01/23 (a)	200,000	200,452
5.25%, 04/01/25 (a)	150,000	170,639
Verisk Analytics, Inc.
4.13%, 09/12/22	100,000	104,623
4.00%, 06/15/25 (a)	200,000	222,110
Visa, Inc.
2.15%, 09/15/22 (a)	250,000	255,920
2.80%, 12/14/22 (a)	700,000	724,920
3.15%, 12/14/25 (a)	1,000,000	1,097,890
VMware, Inc.
2.95%, 08/21/22 (a)	400,000	411,520
4.50%, 05/15/25 (a)	250,000	280,577
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	159,960
		55,507,491
Transportation 0.4%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	411,256
3.85%, 09/01/23 (a)	300,000	321,408
3.75%, 04/01/24 (a)	100,000	108,569
3.40%, 09/01/24 (a)	100,000	108,666
3.00%, 04/01/25 (a)	500,000	540,600
7.00%, 12/15/25	200,000	252,036
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	107,436
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	106,140
2.90%, 02/01/25 (a)	100,000	106,598
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	30,313	32,039
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/24	62,541	66,169
CSX Corp.
3.40%, 08/01/24 (a)	150,000	162,291
3.35%, 11/01/25 (a)	250,000	274,072
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	209,412
FedEx Corp.
3.25%, 04/01/26 (a)	100,000	109,679
JB Hunt Transport Services, Inc.
3.30%, 08/15/22 (a)	100,000	103,047
3.88%, 03/01/26 (a)	200,000	223,648
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Norfolk Southern Corp.
3.85%, 01/15/24 (a)	100,000	107,934
3.65%, 08/01/25 (a)	200,000	220,484
Ryder System, Inc.
3.40%, 03/01/23 (a)	350,000	367,118
3.75%, 06/09/23 (a)	150,000	159,408
3.88%, 12/01/23 (a)	100,000	107,957
3.65%, 03/18/24 (a)	100,000	108,031
4.63%, 06/01/25 (a)	250,000	283,667
3.35%, 09/01/25 (a)	75,000	81,665
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	51,507
4.75%, 05/04/23	225,000	242,636
5.25%, 05/04/25 (a)	600,000	688,626
Union Pacific Corp.
4.16%, 07/15/22 (a)	350,000	362,001
3.50%, 06/08/23 (a)	150,000	159,207
3.65%, 02/15/24 (a)	100,000	107,750
3.15%, 03/01/24 (a)	100,000	107,183
3.75%, 03/15/24 (a)	250,000	270,335
3.25%, 01/15/25 (a)	300,000	324,603
2.75%, 03/01/26 (a)	200,000	214,584
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	67,788	71,214
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	100,432	104,365
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 01/15/26	194,100	204,624
United Parcel Service, Inc.
2.45%, 10/01/22	200,000	205,998
2.50%, 04/01/23 (a)	250,000	259,910
2.20%, 09/01/24 (a)	250,000	263,452
2.80%, 11/15/24 (a)	75,000	80,598
3.90%, 04/01/25 (a)	200,000	223,016
		8,620,939
		303,114,383

Utility 1.3%
Electric 1.2%
AEP Texas, Inc.
2.40%, 10/01/22 (a)	200,000	205,084
Alabama Power Co.
3.55%, 12/01/23	150,000	161,598
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	105,468
3.65%, 02/15/26 (a)	250,000	275,565
Ameren Illinois Co.
2.70%, 09/01/22 (a)	100,000	102,440
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	250,000	248,900
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	269,107
3.20%, 04/15/25 (a)	100,000	107,826
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	259,605
3.75%, 11/15/23 (a)	300,000	322,281
3.50%, 02/01/25 (a)	100,000	108,670
4.05%, 04/15/25 (a)	450,000	502,330
Black Hills Corp.
4.25%, 11/30/23 (a)	250,000	270,210
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	150,000	153,695
2.50%, 09/01/24 (a)	100,000	105,220

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	200,000	200,128
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	105,872
Dominion Energy, Inc.
3.07%, 08/15/24	300,000	320,043
3.30%, 03/15/25 (a)	100,000	108,710
3.90%, 10/01/25 (a)	250,000	277,922
1.45%, 04/15/26 (a)	200,000	201,708
5.75%, 10/01/54 (a)(b)	122,000	133,658
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	107,822
DTE Energy Co.
2.60%, 06/15/22	100,000	102,440
3.30%, 06/15/22 (a)	100,000	102,633
0.55%, 11/01/22	250,000	250,798
3.70%, 08/01/23 (a)	100,000	106,706
3.50%, 06/01/24 (a)	350,000	375,823
2.53%, 10/01/24	100,000	105,399
1.05%, 06/01/25 (a)	200,000	200,036
Duke Energy Corp.
3.05%, 08/15/22 (a)	300,000	307,617
3.75%, 04/15/24 (a)	300,000	324,252
0.90%, 09/15/25 (a)	300,000	298,017
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	200,000	213,736
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	273,492
Edison International
2.40%, 09/15/22 (a)	100,000	102,105
3.13%, 11/15/22 (a)	250,000	258,098
3.55%, 11/15/24 (a)	100,000	107,554
4.95%, 04/15/25 (a)	150,000	167,322
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	107,274
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	108,424
Entergy Corp.
4.00%, 07/15/22 (a)	400,000	413,868
0.90%, 09/15/25 (a)	250,000	247,350
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	115,736
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	262,205
Eversource Energy
2.80%, 05/01/23 (a)	600,000	623,466
2.90%, 10/01/24 (a)	200,000	213,148
0.80%, 08/15/25 (a)	200,000	198,100
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	514,120
3.95%, 06/15/25 (a)	250,000	276,312
Exelon Generation Co., LLC
4.25%, 06/15/22 (a)	250,000	257,548
3.25%, 06/01/25 (a)	450,000	485,662
Florida Power & Light Co.
2.75%, 06/01/23 (a)	200,000	207,736
2.85%, 04/01/25 (a)	250,000	268,720
3.13%, 12/01/25 (a)	200,000	218,556
Georgia Power Co.
2.10%, 07/30/23	100,000	103,636
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	250,000	270,120
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	54,046
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ITC Holdings Corp.
2.70%, 11/15/22 (a)	100,000	103,072
3.65%, 06/15/24 (a)	100,000	108,055
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	108,936
National Rural Utilities Cooperative Finance Corp.
2.30%, 09/15/22 (a)	100,000	102,385
3.40%, 11/15/23 (a)	350,000	373,565
2.95%, 02/07/24 (a)	150,000	159,087
0.35%, 02/08/24	150,000	149,840
2.85%, 01/27/25 (a)	100,000	106,819
4.75%, 04/30/43 (a)(b)	250,000	261,425
NextEra Energy Capital Holdings, Inc.
1.95%, 09/01/22	350,000	357,164
2.80%, 01/15/23 (a)	300,000	311,274
0.65%, 03/01/23	400,000	402,156
3.15%, 04/01/24 (a)	145,000	155,331
2.75%, 05/01/25 (a)	350,000	373,201
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	155,057
OGE Energy Corp.
0.70%, 05/26/23 (a)	100,000	100,048
Oklahoma Gas & Electric Co.
0.55%, 05/26/23 (a)	100,000	100,052
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	106,428
2.95%, 04/01/25 (a)	200,000	214,300
0.55%, 10/01/25	250,000	245,310
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	500,000	500,190
3.25%, 06/15/23 (a)	200,000	207,558
4.25%, 08/01/23 (a)	200,000	212,662
3.40%, 08/15/24 (a)	200,000	211,140
3.50%, 06/15/25 (a)	150,000	158,156
3.45%, 07/01/25	400,000	420,600
3.15%, 01/01/26	500,000	518,840
2.95%, 03/01/26 (a)	200,000	205,708
PacifiCorp
2.95%, 06/01/23 (a)	250,000	261,188
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	425,000	430,261
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	107,675
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	200,000	205,744
3.50%, 12/01/22 (a)	200,000	207,720
3.40%, 06/01/23 (a)	200,000	210,186
3.95%, 03/15/24 (a)	100,000	108,164
3.10%, 05/15/26 (a)	200,000	215,962
PSEG Power LLC
3.85%, 06/01/23 (a)	150,000	159,770
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	100,000	103,742
3.25%, 09/01/23 (a)	150,000	159,371
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	258,038
2.88%, 06/15/24 (a)	200,000	212,600
0.80%, 08/15/25 (a)	250,000	248,215
Puget Energy, Inc.
5.63%, 07/15/22 (a)	200,000	208,928
3.65%, 05/15/25 (a)	200,000	216,422
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	150,000	159,473
Sempra Energy
3.55%, 06/15/24 (a)	350,000	377,440

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	105,344
3.50%, 10/01/23 (a)	150,000	159,000
3.70%, 08/01/25 (a)	250,000	274,280
1.20%, 02/01/26 (a)	100,000	99,436
Southern Power Co.
4.15%, 12/01/25 (a)	250,000	281,222
0.90%, 01/15/26 (a)	200,000	197,240
Southwestern Electric Power Co.
1.65%, 03/15/26 (a)	150,000	152,543
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	106,757
The AES Corp.
1.38%, 01/15/26 (a)(f)	300,000	296,697
The Southern Co.
2.95%, 07/01/23 (a)	500,000	523,375
4.00%, 01/15/51 (a)(b)	250,000	265,270
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	150,000	155,760
3.45%, 02/15/24 (a)	200,000	214,518
3.10%, 05/15/25 (a)	100,000	107,612
3.15%, 01/15/26 (a)	200,000	218,748
WEC Energy Group, Inc.
0.55%, 09/15/23	450,000	450,688
0.80%, 03/15/24 (a)	200,000	200,762
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	500,000	501,930
		27,486,357
Natural Gas 0.1%
Atmos Energy Corp.
0.63%, 03/09/23 (a)	100,000	100,093
CenterPoint Energy Resources Corp.
0.70%, 03/02/23 (a)	200,000	200,148
3.55%, 04/01/23 (a)	100,000	105,512
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	348,813
ONE Gas, Inc.
0.85%, 03/11/23 (a)	300,000	300,351
1.10%, 03/11/24 (a)	200,000	200,226
Sempra Energy
2.88%, 10/01/22 (a)	250,000	256,592
2.90%, 02/01/23 (a)	150,000	155,960
4.05%, 12/01/23 (a)	100,000	107,784
3.75%, 11/15/25 (a)	150,000	165,524
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	53,802
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	104,251
		2,099,056
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	163,497
		29,748,910
Total Corporates
(Cost $568,111,185)		579,697,470

Treasuries 62.8% of net assets
Bonds
7.25%, 08/15/22	900,000	977,484
7.63%, 11/15/22	226,000	250,723
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.13%, 02/15/23	1,200,000	1,343,719
6.25%, 08/15/23	1,500,000	1,701,504
7.50%, 11/15/24	600,000	747,070
7.63%, 02/15/25	500,000	632,031
6.88%, 08/15/25	1,000,000	1,261,094
6.00%, 02/15/26	2,000,000	2,490,000
Notes
1.75%, 06/15/22	12,841,200	13,064,667
0.13%, 06/30/22	16,300,000	16,308,596
1.75%, 06/30/22	8,200,000	8,347,984
2.13%, 06/30/22	9,700,000	9,914,840
1.75%, 07/15/22	7,700,000	7,845,127
0.13%, 07/31/22	12,000,000	12,007,969
1.88%, 07/31/22	8,600,000	8,780,902
2.00%, 07/31/22	4,600,000	4,703,500
1.50%, 08/15/22	9,150,000	9,307,623
1.63%, 08/15/22	4,800,000	4,889,813
0.13%, 08/31/22	12,600,000	12,607,137
1.63%, 08/31/22	6,950,000	7,083,978
1.88%, 08/31/22	6,200,000	6,338,652
1.50%, 09/15/22	8,600,000	8,756,715
0.13%, 09/30/22	11,600,000	11,605,211
1.75%, 09/30/22	7,450,000	7,614,569
1.88%, 09/30/22	6,100,000	6,244,994
1.38%, 10/15/22	4,600,000	4,680,680
0.13%, 10/31/22	5,619,400	5,621,815
1.88%, 10/31/22	4,900,000	5,023,170
2.00%, 10/31/22	6,000,000	6,161,367
1.63%, 11/15/22	5,600,000	5,724,469
0.13%, 11/30/22	16,800,000	16,806,563
2.00%, 11/30/22	10,650,000	10,953,483
1.63%, 12/15/22	6,600,000	6,754,816
0.13%, 12/31/22	13,039,400	13,042,711
2.13%, 12/31/22	12,100,000	12,484,979
1.50%, 01/15/23	5,900,000	6,032,980
0.13%, 01/31/23	15,110,800	15,113,456
1.75%, 01/31/23	5,605,000	5,757,714
2.38%, 01/31/23	6,125,000	6,355,525
1.38%, 02/15/23	6,500,000	6,639,648
2.00%, 02/15/23	10,200,000	10,527,117
0.13%, 02/28/23	14,700,000	14,701,149
1.50%, 02/28/23	4,750,000	4,864,111
2.63%, 02/28/23	6,450,000	6,732,062
0.50%, 03/15/23	8,400,000	8,456,766
0.13%, 03/31/23	15,000,000	14,999,121
1.50%, 03/31/23	6,000,000	6,151,055
2.50%, 03/31/23	5,735,000	5,983,890
0.25%, 04/15/23	9,000,000	9,020,742
0.13%, 04/30/23	15,700,000	15,697,547
1.63%, 04/30/23	5,400,000	5,553,668
2.75%, 04/30/23	5,400,000	5,670,316
0.13%, 05/15/23	8,300,000	8,298,703
1.75%, 05/15/23	11,270,000	11,624,169
0.13%, 05/31/23	14,000,000	13,996,078
1.63%, 05/31/23	6,050,000	6,229,019
2.75%, 05/31/23	6,100,000	6,417,748
0.25%, 06/15/23	8,830,400	8,848,337
1.38%, 06/30/23	6,600,000	6,768,352
2.63%, 06/30/23	6,700,000	7,045,469
0.13%, 07/15/23	9,700,000	9,693,937
1.25%, 07/31/23	6,500,000	6,653,867
2.75%, 07/31/23	6,100,000	6,441,934
0.13%, 08/15/23	9,900,000	9,891,492
2.50%, 08/15/23	11,800,000	12,406,594
1.38%, 08/31/23	6,300,000	6,470,543
2.75%, 08/31/23	5,000,000	5,289,453
0.13%, 09/15/23	9,200,000	9,189,219
1.38%, 09/30/23	9,000,000	9,251,016
2.88%, 09/30/23	6,600,000	7,014,047

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 10/15/23	7,700,000	7,689,773
1.63%, 10/31/23	7,900,000	8,173,414
2.88%, 10/31/23	6,850,000	7,293,645
0.25%, 11/15/23	11,500,000	11,516,172
2.75%, 11/15/23	13,150,000	13,972,902
2.13%, 11/30/23	7,300,000	7,650,457
2.88%, 11/30/23	6,900,000	7,360,090
0.13%, 12/15/23	11,476,000	11,452,689
2.25%, 12/31/23	6,400,000	6,735,000
2.63%, 12/31/23	8,800,000	9,345,188
0.13%, 01/15/24	10,646,000	10,618,137
2.25%, 01/31/24	7,000,000	7,375,703
2.50%, 01/31/24	8,750,000	9,278,760
0.13%, 02/15/24	12,300,000	12,265,406
2.75%, 02/15/24	13,000,000	13,883,594
2.13%, 02/29/24	6,600,000	6,940,055
2.38%, 02/29/24	6,700,000	7,090,746
0.25%, 03/15/24	15,300,000	15,302,391
2.13%, 03/31/24	14,350,000	15,106,178
0.38%, 04/15/24	11,900,000	11,933,934
2.00%, 04/30/24	6,300,000	6,614,016
2.25%, 04/30/24	9,850,000	10,412,912
0.25%, 05/15/24	14,800,000	14,780,922
2.50%, 05/15/24	15,500,000	16,516,582
2.00%, 05/31/24	11,550,000	12,136,072
1.75%, 06/30/24	9,300,000	9,709,781
2.00%, 06/30/24	5,300,000	5,573,695
1.75%, 07/31/24	9,200,000	9,611,484
2.13%, 07/31/24	6,500,000	6,865,625
2.38%, 08/15/24	17,200,000	18,315,984
1.25%, 08/31/24	8,400,000	8,642,484
1.88%, 08/31/24	7,900,000	8,286,359
1.50%, 09/30/24	8,300,000	8,608,656
2.13%, 09/30/24	5,310,000	5,617,399
1.50%, 10/31/24	9,550,000	9,905,141
2.25%, 10/31/24	5,800,000	6,164,086
2.25%, 11/15/24	15,300,000	16,268,801
1.50%, 11/30/24	8,650,000	8,974,375
2.13%, 11/30/24	6,100,000	6,461,473
1.75%, 12/31/24	7,600,000	7,954,469
2.25%, 12/31/24	5,800,000	6,173,828
1.38%, 01/31/25	7,750,000	8,007,324
2.50%, 01/31/25	6,300,000	6,768,563
2.00%, 02/15/25	15,500,000	16,374,297
1.13%, 02/28/25	9,500,000	9,725,996
2.75%, 02/28/25	6,800,000	7,374,547
0.50%, 03/31/25	9,988,600	9,987,429
2.63%, 03/31/25	4,200,000	4,539,117
0.38%, 04/30/25	11,400,000	11,334,984
2.88%, 04/30/25	6,250,000	6,823,242
2.13%, 05/15/25	14,800,000	15,727,312
0.25%, 05/31/25	12,000,000	11,857,969
2.88%, 05/31/25	5,400,000	5,900,133
0.25%, 06/30/25	12,700,000	12,538,273
2.75%, 06/30/25	4,900,000	5,334,492
0.25%, 07/31/25	10,700,000	10,550,785
2.88%, 07/31/25	5,700,000	6,238,383
2.00%, 08/15/25	14,800,000	15,670,656
0.25%, 08/31/25	13,900,000	13,684,984
2.75%, 08/31/25	5,800,000	6,322,000
0.25%, 09/30/25	13,900,000	13,674,668
3.00%, 09/30/25	6,800,000	7,491,156
0.25%, 10/31/25	13,200,000	12,966,422
3.00%, 10/31/25	5,700,000	6,284,250
2.25%, 11/15/25	15,700,000	16,803,293
0.38%, 11/30/25	14,841,600	14,643,326
2.88%, 11/30/25	6,300,000	6,916,711
0.38%, 12/31/25	14,830,000	14,614,502
2.63%, 12/31/25	6,000,000	6,525,703
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.38%, 01/31/26	15,740,600	15,491,579
2.63%, 01/31/26	7,073,000	7,696,861
1.63%, 02/15/26	14,400,000	15,001,875
0.50%, 02/28/26	16,500,000	16,319,531
2.50%, 02/28/26	7,300,000	7,904,816
0.75%, 03/31/26	16,600,000	16,596,758
2.25%, 03/31/26	7,600,000	8,143,281
0.75%, 04/30/26	16,800,000	16,784,250
2.38%, 04/30/26	6,200,000	6,682,922
1.63%, 05/15/26	14,000,000	14,575,859
0.75%, 05/31/26	16,000,000	15,970,130
2.13%, 05/31/26	7,000,000	7,459,922
Total Treasuries
(Cost $1,379,794,862)		1,389,753,478

Government Related 10.4% of net assets

Agency 5.5%
Foreign 2.0%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	251,815
1.63%, 09/17/22	200,000	203,762
2.88%, 03/13/23	350,000	366,538
3.13%, 11/07/23	550,000	587,669
1.50%, 02/12/25	200,000	206,664
0.38%, 09/17/25	500,000	492,170
0.50%, 02/02/26	500,000	492,485
		2,601,103
Canada 0.1%
Export Development Canada
2.00%, 05/17/22	450,000	458,028
1.75%, 07/18/22	400,000	407,240
2.50%, 01/24/23	500,000	519,070
1.38%, 02/24/23	750,000	765,562
2.75%, 03/15/23	150,000	156,849
2.63%, 02/21/24	250,000	265,568
		2,572,317
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	100,000	100,661
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	1,250,000	1,353,463
4.13%, 01/16/25	300,000	315,498
		1,668,961
Germany 0.9%
FMS Wertmanagement
1.38%, 06/08/21 (i)	200,000	200,042
2.00%, 08/01/22 (i)	200,000	204,304
2.75%, 03/06/23 (i)	500,000	522,405
2.75%, 01/30/24 (i)	250,000	266,078
Kreditanstalt Fuer Wiederaufbau
2.63%, 01/25/22 (i)	605,000	614,862
2.13%, 03/07/22 (i)	300,000	304,611
2.13%, 06/15/22 (i)	700,000	714,406
1.75%, 08/22/22 (i)	1,000,000	1,019,580
2.00%, 09/29/22 (i)	300,000	307,410
2.00%, 10/04/22 (i)	600,000	614,952

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 12/29/22 (i)	1,250,000	1,293,612
2.13%, 01/17/23 (i)	2,000,000	2,063,760
1.63%, 02/15/23 (i)	1,400,000	1,434,636
0.25%, 10/19/23 (i)	1,000,000	1,000,250
2.63%, 02/28/24 (i)	950,000	1,009,964
0.25%, 03/08/24 (i)	500,000	499,110
1.38%, 08/05/24 (i)	850,000	875,942
2.50%, 11/20/24 (i)	1,850,000	1,977,816
0.38%, 07/18/25 (i)	2,250,000	2,226,037
0.63%, 01/22/26 (i)	1,600,000	1,590,080
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (i)	100,000	100,514
2.25%, 10/01/21 (i)	100,000	100,706
3.13%, 11/14/23 (i)	200,000	213,928
2.00%, 01/13/25 (i)	250,000	263,070
0.50%, 05/27/25 (i)	300,000	298,467
2.38%, 06/10/25 (i)	750,000	801,450
0.88%, 03/30/26 (i)	500,000	501,390
		21,019,382
Japan 0.3%
Japan Bank for International Cooperation
2.50%, 06/01/22	200,000	204,542
2.38%, 07/21/22	750,000	768,307
2.38%, 11/16/22	300,000	309,249
1.75%, 01/23/23	300,000	307,368
0.63%, 05/22/23	750,000	755,182
3.25%, 07/20/23	750,000	796,830
3.38%, 07/31/23	200,000	213,176
0.38%, 09/15/23	500,000	500,400
3.38%, 10/31/23	450,000	482,463
2.50%, 05/23/24	450,000	476,834
3.00%, 05/29/24	200,000	214,984
1.75%, 10/17/24	200,000	207,764
2.13%, 02/10/25	200,000	210,486
2.50%, 05/28/25	1,000,000	1,068,310
0.63%, 07/15/25	250,000	248,055
2.75%, 01/21/26	250,000	270,458
2.38%, 04/20/26	500,000	532,490
		7,566,898
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	250,000	254,747
2.45%, 01/17/23	150,000	155,384
2.65%, 01/15/24	193,000	204,005
3.70%, 03/01/24	200,000	217,246
3.25%, 11/10/24	100,000	108,784
2.88%, 04/06/25 (a)	250,000	268,660
		1,208,826
Republic of Korea 0.2%
Export-Import Bank of Korea
2.75%, 01/25/22	400,000	406,184
2.38%, 06/25/24	200,000	211,450
2.88%, 01/21/25	200,000	213,974
0.75%, 09/21/25	500,000	495,380
3.25%, 11/10/25	500,000	549,130
The Korea Development Bank
4.63%, 11/16/21	200,000	203,938
3.00%, 03/19/22	200,000	204,196
3.00%, 09/14/22	200,000	206,632
2.75%, 03/19/23	200,000	208,350
3.75%, 01/22/24	900,000	977,463
0.40%, 03/09/24	200,000	199,592
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.40%, 06/19/24	500,000	498,855
3.38%, 09/16/25	250,000	275,313
		4,650,457
Sweden 0.2%
Svensk Exportkredit AB
1.63%, 09/12/21	200,000	200,838
2.38%, 03/09/22	300,000	305,097
1.63%, 11/14/22	200,000	204,140
2.88%, 03/14/23	250,000	261,650
0.25%, 09/29/23	500,000	499,540
1.75%, 12/12/23	550,000	569,662
0.38%, 03/11/24	500,000	499,900
0.38%, 07/30/24	500,000	498,570
0.63%, 05/14/25	225,000	224,512
0.50%, 08/26/25	350,000	346,080
		3,609,989
		44,998,594
U.S. 3.5%
Fannie Mae
1.38%, 09/06/22	3,000,000	3,048,480
2.38%, 01/19/23	1,250,000	1,295,612
0.25%, 05/22/23	3,000,000	3,005,940
2.88%, 09/12/23	800,000	848,624
1.75%, 07/02/24	500,000	521,550
1.63%, 01/07/25	1,500,000	1,562,895
0.63%, 04/22/25	1,000,000	1,003,520
0.50%, 06/17/25	1,500,000	1,495,830
Federal Farm Credit Banks Funding Corp.
0.13%, 11/23/22	1,000,000	1,000,050
0.13%, 02/03/23	400,000	399,992
0.13%, 03/09/23	1,000,000	999,600
0.20%, 10/02/23	1,500,000	1,498,800
0.25%, 02/26/24	400,000	399,992
0.30%, 03/18/24	1,000,000	1,000,240
Federal Home Loan Bank
0.13%, 08/12/22	2,000,000	2,001,000
0.13%, 10/21/22	2,000,000	2,000,720
1.88%, 12/09/22	3,000,000	3,080,250
1.38%, 02/17/23	3,000,000	3,063,480
0.13%, 03/17/23	2,000,000	1,999,480
2.50%, 02/13/24	1,800,000	1,913,004
1.50%, 08/15/24	200,000	207,334
0.50%, 04/14/25	3,000,000	2,996,910
0.50%, 06/13/25	500,000	497,900
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	2,600,000	2,601,508
0.38%, 04/20/23	3,000,000	3,013,170
0.13%, 10/16/23	5,000,000	4,992,550
0.25%, 12/04/23	3,000,000	3,003,240
0.38%, 09/23/25	1,000,000	988,940
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	3,004,410
0.25%, 11/27/23	3,000,000	3,005,100
1.63%, 10/15/24	1,700,000	1,770,516
0.38%, 08/25/25	2,000,000	1,979,300
0.50%, 11/07/25	3,000,000	2,977,470
Freddie Mac
0.25%, 06/08/22	1,500,000	1,502,835
2.75%, 06/19/23	2,100,000	2,211,090
0.25%, 06/26/23	3,000,000	3,006,000
0.25%, 08/24/23	5,000,000	5,007,400

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 02/12/25	200,000	207,526
0.38%, 07/21/25	1,000,000	991,470
		76,103,728
		121,102,322

Local Authority 0.7%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.40%, 01/15/22	100,000	105,022
8.05%, 07/07/24	300,000	367,239
Province of Alberta
2.20%, 07/26/22	250,000	255,713
3.35%, 11/01/23	323,000	346,311
2.95%, 01/23/24	600,000	640,200
1.88%, 11/13/24	1,000,000	1,043,930
1.00%, 05/20/25	600,000	606,180
Province of British Columbia
2.00%, 10/23/22	350,000	358,879
1.75%, 09/27/24	150,000	156,212
Province of Manitoba
2.13%, 05/04/22	300,000	305,457
2.10%, 09/06/22	100,000	102,370
2.60%, 04/16/24	250,000	265,370
3.05%, 05/14/24	300,000	322,356
Province of New Brunswick
2.50%, 12/12/22	100,000	103,199
Province of Ontario
2.55%, 04/25/22	300,000	306,414
2.25%, 05/18/22	250,000	254,965
2.45%, 06/29/22	250,000	256,048
2.20%, 10/03/22	500,000	513,260
1.75%, 01/24/23	900,000	922,428
3.40%, 10/17/23	1,000,000	1,072,800
3.05%, 01/29/24	700,000	749,392
7.13%, 02/09/24	100,000	117,491
3.20%, 05/16/24	200,000	216,120
0.63%, 01/21/26	1,000,000	987,980
1.05%, 04/14/26	500,000	502,490
Province of Quebec
2.38%, 01/31/22	400,000	405,764
2.63%, 02/13/23	250,000	260,125
2.50%, 04/09/24	250,000	264,907
2.88%, 10/16/24	1,000,000	1,078,430
1.50%, 02/11/25	350,000	361,301
0.60%, 07/23/25	750,000	745,905
2.50%, 04/20/26	500,000	537,665
Province of Saskatchewan
8.50%, 07/15/22	25,000	27,235
		14,559,158
U.S. 0.1%
Illinois
4.95%, 06/01/23	88,636	93,296
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	304,054
State Board of Administration Finance Corp.
2.64%, 07/01/21	250,000	250,452
1.26%, 07/01/25	350,000	354,791
State of California
5.70%, 11/01/21	85,000	86,842
Security Rate, Maturity Date	Face Amount ($)	Value ($)
University of California
0.88%, 05/15/25 (a)	250,000	252,005
		1,341,440
		15,900,598

Sovereign 0.8%
Canada 0.1%
Canada Government International Bond
2.00%, 11/15/22	650,000	667,478
1.63%, 01/22/25	900,000	936,315
0.75%, 05/19/26	250,000	249,230
		1,853,023
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	150,000	153,831
3.13%, 01/21/26	250,000	270,843
		424,674
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	400,000	409,252
4.00%, 02/26/24 (a)	400,000	424,948
4.50%, 01/28/26 (a)	400,000	437,016
		1,271,216
Hungary 0.1%
Hungary Government International Bond
5.38%, 02/21/23	500,000	543,705
5.75%, 11/22/23	210,000	237,331
5.38%, 03/25/24	700,000	794,297
		1,575,333
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	207,994
4.45%, 02/11/24	200,000	219,572
		427,566
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	260,192
3.15%, 06/30/23	500,000	529,080
		789,272
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	950,000	1,083,152
0.88%, 05/06/24	250,000	250,060
2.38%, 10/17/24	750,000	783,375
1.25%, 02/17/26	750,000	740,940
		2,857,527
Mexico 0.1%
Mexico Government International Bond
8.00%, 09/24/22	250,000	275,663
4.00%, 10/02/23	148,000	160,854
3.60%, 01/30/25	750,000	829,417
3.90%, 04/27/25 (a)	200,000	223,644
4.13%, 01/21/26	500,000	567,370
		2,056,948

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	217,838
3.75%, 03/16/25 (a)	200,000	218,066
7.13%, 01/29/26	350,000	435,669
		871,573
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	430,602
2.39%, 01/23/26 (a)	300,000	309,474
		740,076
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	659,484
10.63%, 03/16/25	500,000	685,660
5.50%, 03/30/26	300,000	365,181
		1,710,325
Poland 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	500,000	524,035
4.00%, 01/22/24	600,000	655,866
3.25%, 04/06/26	500,000	553,535
		1,733,436
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	215,830
2.00%, 06/19/24	200,000	209,220
		425,050
Uruguay 0.0%
Uruguay Government International Bond
8.00%, 11/18/22	34,000	36,793
4.50%, 08/14/24	400,000	435,044
		471,837
		17,207,856

Supranational* 3.4%
African Development Bank
1.25%, 07/26/21	164,000	164,287
1.63%, 09/16/22	250,000	254,775
2.13%, 11/16/22	450,000	462,951
0.75%, 04/03/23	875,000	883,846
3.00%, 09/20/23	850,000	903,669
0.88%, 03/23/26	500,000	501,055
Asian Development Bank
0.63%, 04/07/22	600,000	602,664
1.88%, 07/19/22	1,000,000	1,019,740
1.88%, 08/10/22	100,000	102,073
1.75%, 09/13/22	600,000	612,348
1.63%, 01/24/23	800,000	819,168
2.75%, 03/17/23	550,000	575,284
0.25%, 07/14/23	1,050,000	1,051,071
0.25%, 10/06/23	1,250,000	1,250,400
2.63%, 01/30/24	600,000	636,942
1.50%, 10/18/24	900,000	931,122
2.00%, 01/22/25	200,000	210,560
0.63%, 04/29/25	1,250,000	1,251,200
0.38%, 09/03/25	1,000,000	987,180
0.50%, 02/04/26	1,000,000	986,840
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.00%, 04/14/26	1,250,000	1,260,537
2.00%, 04/24/26	500,000	527,950
Corp. Andina de Fomento
4.38%, 06/15/22	500,000	520,060
2.75%, 01/06/23	100,000	103,364
2.38%, 05/12/23	300,000	310,116
3.75%, 11/23/23	150,000	160,767
1.63%, 09/23/25	400,000	404,892
Council of Europe Development Bank
1.75%, 09/26/22	200,000	204,210
2.63%, 02/13/23	250,000	260,303
0.25%, 06/10/23	150,000	150,147
0.25%, 10/20/23	400,000	399,940
2.50%, 02/27/24	400,000	423,708
1.38%, 02/27/25	150,000	154,457
European Bank for Reconstruction & Development
1.88%, 07/15/21	200,000	200,436
2.75%, 03/07/23	650,000	679,243
0.25%, 07/10/23	500,000	500,465
1.63%, 09/27/24	150,000	155,775
1.50%, 02/13/25	150,000	155,184
0.50%, 05/19/25	600,000	597,270
0.50%, 11/25/25	300,000	296,886
0.50%, 01/28/26	1,000,000	987,270
European Investment Bank
2.25%, 03/15/22	850,000	864,424
2.63%, 05/20/22	450,000	460,953
2.38%, 06/15/22	800,000	818,704
1.38%, 09/06/22	500,000	507,855
2.00%, 12/15/22	750,000	771,195
2.50%, 03/15/23	1,650,000	1,718,326
1.38%, 05/15/23	250,000	255,795
2.88%, 08/15/23	1,200,000	1,270,320
0.25%, 09/15/23	650,000	650,448
3.13%, 12/14/23	1,000,000	1,072,190
3.25%, 01/29/24	2,150,000	2,318,495
2.63%, 03/15/24	700,000	744,779
2.25%, 06/24/24	1,250,000	1,321,600
2.50%, 10/15/24	200,000	213,678
1.88%, 02/10/25	450,000	472,127
1.63%, 03/14/25	1,150,000	1,195,321
0.63%, 07/25/25	1,000,000	999,350
0.38%, 12/15/25	1,000,000	984,000
0.38%, 03/26/26	1,500,000	1,470,120
Inter-American Development Bank
1.75%, 09/14/22	100,000	102,062
2.50%, 01/18/23	1,100,000	1,141,503
0.50%, 05/24/23	1,250,000	1,257,175
3.00%, 10/04/23	950,000	1,011,009
0.25%, 11/15/23	1,000,000	999,870
2.63%, 01/16/24	1,100,000	1,166,979
3.00%, 02/21/24	600,000	643,632
2.13%, 01/15/25	1,600,000	1,690,784
1.75%, 03/14/25	400,000	417,656
0.88%, 04/03/25	150,000	151,662
0.63%, 07/15/25	1,100,000	1,098,086
0.88%, 04/20/26	1,250,000	1,253,262
International Bank for Reconstruction & Development
1.63%, 02/10/22	600,000	606,318
2.13%, 07/01/22	500,000	510,690
1.88%, 10/07/22	450,000	460,575
2.13%, 02/13/23	150,000	155,001
1.75%, 04/19/23	250,000	257,323
1.88%, 06/19/23	550,000	568,827
3.00%, 09/27/23	1,500,000	1,596,030
0.25%, 11/24/23	1,000,000	999,930
2.50%, 03/19/24	1,050,000	1,113,672

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 08/28/24	550,000	569,019
2.50%, 11/25/24	1,200,000	1,283,400
1.63%, 01/15/25	1,500,000	1,559,040
2.13%, 03/03/25	100,000	105,848
0.75%, 03/11/25	950,000	956,659
0.63%, 04/22/25	2,000,000	2,003,000
0.38%, 07/28/25	1,250,000	1,235,700
2.50%, 07/29/25	1,500,000	1,613,700
0.50%, 10/28/25	1,500,000	1,485,915
0.88%, 07/15/26	500,000	499,770
International Finance Corp.
1.13%, 07/20/21	175,000	175,242
2.00%, 10/24/22	200,000	205,146
0.50%, 03/20/23	350,000	352,055
2.88%, 07/31/23	400,000	422,872
1.38%, 10/16/24	550,000	566,913
0.38%, 07/16/25	750,000	741,780
Nordic Investment Bank
1.25%, 08/02/21	300,000	300,570
2.25%, 09/30/21	200,000	201,414
0.38%, 05/19/23	200,000	200,612
2.25%, 05/21/24	400,000	422,176
0.38%, 09/11/25	400,000	394,072
0.50%, 01/21/26	250,000	246,888
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	999,890
2.25%, 05/16/24	700,000	738,381
0.50%, 05/28/25	500,000	496,775
0.50%, 01/27/26	1,000,000	985,960
		76,734,678
Total Government Related
(Cost $228,969,588)		230,945,454
Security	Number of Shares	Value ($)
Investment Company 1.3% of net assets

Money Market Fund 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (j)	29,404,431	29,404,431
Total Investment Company
(Cost $29,404,431)		29,404,431
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Zero Coupon Bond.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,862,932 or 0.3% of net assets.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	Guaranteed by the Republic of Germany.
(j)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab Short-Term Bond Index Fund
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended May 31, 2021:
	Value at 08/31/20	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 05/31/21	Face Amount at 05/31/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$103,778	$144	($102,046)	$2,246	($4,122)	$—	—	$1,991
TD Ameritrade Holding Corp., 3.63%, 04/01/25	168,864	(1,805)	(54,571)	1,216	(3,825)	109,879	100,000	3,796
The Charles Schwab Corp., 2.65%, 01/25/23	79,061	(408)	—	—	(855)	77,798	75,000	1,491
The Charles Schwab Corp., 3.55%, 02/01/24	109,804	(1,809)	—	—	172	108,167	100,000	2,663
The Charles Schwab Corp., 0.75%, 03/18/24	—	251,699	—	—	301	252,000	250,000	141
The Charles Schwab Corp., 3.00%, 03/10/25	—	108,495	(53,608)	(759)	(305)	53,823	50,000	1,663
The Charles Schwab Corp., 4.20%, 03/24/25	232,365	(2,747)	(112,146)	(1,184)	(4,155)	112,133	100,000	5,448
The Charles Schwab Corp., 3.85%, 05/21/25	171,406	(3,171)	—	—	(1,318)	166,917	150,000	4,331
The Charles Schwab Corp., 0.90%, 03/11/26	—	247,711	—	—	2,087	249,798	250,000	169
Total	$865,278	$598,109	($322,371)	$1,519	($12,020)	$1,130,515		$21,693
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$579,697,470	$—	$579,697,470
Treasuries	—	1,389,753,478	—	1,389,753,478
Government Related[1]	—	230,945,454	—	230,945,454
Investment Company[1]	29,404,431	—	—	29,404,431
Total	$29,404,431	$2,200,396,402	$—	$2,229,800,833
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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